UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

REITs - APARTMENTS—20.91%
Apartment Investment and Management Co. Class A(a)	1,763,229	$15,675,106
AvalonBay Communities Inc.(a)	1,164,379	60,326,476
BRE Properties Inc. Class A(a)	773,657	19,643,151
Camden Property Trust	804,991	21,219,563
Equity Residential	4,024,843	96,314,493
Essex Property Trust Inc.(a)	386,966	25,559,104
UDR Inc.	2,222,545	26,070,453

		264,808,346
REITs - DIVERSIFIED—12.31%
Cousins Properties Inc.(a)	519,126	4,988,801
Duke Realty Corp.(a)	2,225,982	20,501,294
Liberty Property Trust	1,484,914	29,698,280
Vornado Realty Trust	1,981,233	100,666,449

		155,854,824
REITs - HEALTH CARE—16.69%
HCP Inc.	3,809,768	88,919,985
Health Care REIT Inc.	1,644,829	62,190,984
Ventas Inc.	2,163,821	60,305,691

		211,416,660
REITs - HOTELS—3.34%
Host Hotels & Resorts Inc.	7,870,236	42,341,870

		42,341,870
REITs - OFFICE PROPERTY—12.53%
Alexandria Real Estate Equities Inc.(a)	487,002	28,898,699
Boston Properties Inc.	1,814,025	78,547,282
Douglas Emmett Inc.	1,840,237	17,114,204
Mack-Cali Realty Corp.	996,050	20,239,736
SL Green Realty Corp.(a)	880,323	13,829,874

		158,629,795
REITs - REGIONAL MALLS—7.96%
Macerich Co. (The)(a)	1,130,376	16,661,742
Simon Property Group Inc.	1,958,448	84,174,095

		100,835,837
REITs - SHOPPING CENTERS—12.57%
Developers Diversified Realty Corp.(a)	1,824,475	8,757,480
Federal Realty Investment Trust(a)	892,646	45,194,667
Kimco Realty Corp.(a)	3,439,683	49,462,642
Regency Centers Corp.	1,060,420	37,432,826
Weingarten Realty Investors(a)	1,132,235	18,330,885

		159,178,500

REITs - STORAGE—8.55%
Public Storage(a)	1,750,663	108,313,520

		108,313,520
REITs - WAREHOUSE/INDUSTRIAL—5.03%
AMB Property Corp.	1,482,721	23,901,463
ProLogis	3,977,390	39,813,674

		63,715,137

TOTAL COMMON STOCKS
(Cost: $2,833,617,749)		1,265,094,489

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.93%

MONEY MARKET FUNDS—14.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(b)(c)(d)	159,769,115	159,769,115
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(b)(c)(d)	25,827,650	25,827,650
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	3,556,781	3,556,781

		189,153,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,153,546)		189,153,546

TOTAL INVESTMENTS IN SECURITIES—114.82%
(Cost: $3,022,771,295)		1,454,248,035
Other Assets, Less Liabilities—(14.82)%		(187,697,144)

NET ASSETS—100.00%		$1,266,550,891

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.71%

AUSTRALIA—26.47%
Amcor Ltd.	64,978	$222,712
APN News & Media Ltd.	96,142	122,885
Australia and New Zealand Banking Group Ltd.	82,150	693,214
Australian Pipeline Trust	90,948	174,658
BlueScope Steel Ltd.	138,966	311,941
Boral Ltd.	91,955	193,550
Bradken Ltd.	111,671	173,978
Commonwealth Bank of Australia	83,210	1,423,366
CSR Ltd.	84,694	76,746
Felix Resources Ltd.	53,636	235,339
Futuris Corp. Ltd.	91,062	33,007
Lend Lease Corp. Ltd.	95,347	411,686
Lion Nathan Ltd.	53,583	279,402
Macquarie Airports	95,241	138,691
Macquarie Infrastructure Group	123,437	125,590
Mirvac Group	212,269	154,554
National Australia Bank Ltd.	86,390	1,039,927
Perpetual Ltd.	84,775	1,656,067
Qantas Airways Ltd.	92,432	144,005
Sims Metal Management Ltd.	68,529	740,819
Stockland Corp. Ltd.	126,882	293,691
Suncorp-Metway Ltd.	94,128	448,920
Telstra Corp. Ltd.	25,864	62,334
Ten Network Holdings Ltd.	89,040	58,319
Wesfarmers Ltd.	70,441	696,538
Wesfarmers Ltd. Entitlement(a)	44,476	425,648
Westfield Group	71,921	550,644
Westpac Banking Corp.	77,221	768,000
WorleyParsons Ltd.	52,523	503,997

		12,160,228
AUSTRIA—2.81%
OMV AG	21,624	620,453
voestalpine AG	34,450	671,928

		1,292,381
CANADA—2.74%
Bank of Montreal	20,564	551,480
Manitoba Telecom Services Inc.	11,466	331,260
Russel Metals Inc.	25,016	375,487

		1,258,227
FINLAND—8.09%
Cargotec Corp. Class B	49,343	479,939
Kesko OYJ Class B	35,563	877,299
Konecranes OYJ	25,705	396,280

Metso OYJ	70,497	688,405
Rautaruukki OYJ	53,159	848,135
YIT OYJ	67,893	425,454

		3,715,512
FRANCE—5.18%
Credit Agricole SA	40,820	499,045
Etablissements Maurel et Prom	35,086	331,375
France Telecom SA	24,380	548,626
PPR SA	19,663	998,602

		2,377,648
GERMANY—1.23%
BASF SE	19,398	564,786

		564,786
HONG KONG—10.09%
BOC Hong Kong (Holdings) Ltd.	265,000	274,410
CLP Holdings Ltd.	106,000	721,051
COSCO Pacific Ltd.	212,000	193,556
Esprit Holdings Ltd.	95,400	514,236
Hongkong Electric Holdings Ltd.	79,500	468,512
Industrial and Commercial Bank of China (Asia) Ltd.	265,000	249,805
Orient Overseas International Ltd.	212,000	508,495
TPV Technology Ltd.	318,000	72,173
VTech Holdings Ltd.	424,000	1,632,105

		4,634,343
ITALY—7.07%
Arnoldo Mondadori Editore SpA	99,816	433,949
Banca Monte dei Paschi di Siena SpA	193,927	279,334
Enel SpA	119,462	672,833
Eni SpA	65,826	1,403,684
Milano Assicurazioni SpA	139,549	380,912
Telecom Italia SpA	63,082	77,889

		3,248,601
NETHERLANDS—4.90%
Koninklijke BAM Groep NV	100,064	858,000
Koninklijke KPN NV	31,800	425,855
Koninklijke Wessanen NV	95,983	561,013
SBM Offshore NV	33,655	408,646

		2,253,514
NEW ZEALAND—2.09%
Fletcher Building Ltd.	218,890	627,021
Telecom Corp. of New Zealand Ltd.	247,510	333,797

		960,818
NORWAY—1.93%
Norsk Hydro ASA	57,452	206,155
Stolt-Nielsen SA	64,589	682,211

		888,366
SINGAPORE—5.58%
Golden Agri-Resources Ltd.	159,000	32,625
Jardine Cycle & Carriage Ltd.	106,000	757,744
Singapore Airlines Ltd.	106,000	781,599
Singapore Petroleum Co. Ltd.	424,000	687,583

Straits Asia Resources Ltd.	159,000	98,928
UOL Group Ltd.	159,000	206,275

		2,564,754
SWEDEN—5.81%
Electrolux AB Class B	47,912	349,442
Kungsleden AB	160,643	832,733
Sandvik AB	62,116	321,994
SSAB Svenskt Stal AB Class A	58,936	419,188
TeliaSonera AB	32,171	142,721
Trelleborg AB Class B	113,420	602,981

		2,669,059
UNITED KINGDOM—15.72%
Aviva PLC	118,826	534,492
BT Group PLC	115,964	175,377
Carpetright PLC	99,216	557,140
Close Brothers Group PLC	127,942	915,353
Dairy Crest Group PLC	192,602	555,349
DS Smith PLC	226,522	264,527
GKN PLC	270,724	328,830
Hays PLC	121,052	131,327
HMV Group PLC	131,705	262,033
HSBC Holdings PLC	121,423	950,989
IMI PLC	112,784	436,989
Old Mutual PLC	134,355	101,499
Provident Financial PLC	125,398	1,404,710
Rentokil Initial PLC	222,388	136,262
Tomkins PLC	214,554	364,227
Vodafone Group PLC	55,226	103,266

		7,222,370

TOTAL COMMON STOCKS
(Cost: $69,931,009)		45,810,607

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	11,030	11,030

		11,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,030)		11,030

TOTAL INVESTMENTS IN SECURITIES—99.73%
(Cost: $69,942,039)		45,821,637
Other Assets, Less Liabilities—0.27%		123,064

NET ASSETS—100.00%		$45,944,701

(a)	Security valued using Level 3 inputs. See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.84%

AGRICULTURE—2.73%
Altria Group Inc.	2,440,759	$40,370,154
Universal Corp.(a)	1,587,760	48,553,701

		88,923,855
BANKS—15.57%
Associated Banc-Corp.	2,116,013	33,115,603
BancorpSouth Inc.	1,122,226	21,210,071
Bank of Hawaii Corp.	1,256,463	45,069,328
BB&T Corp.	1,916,590	37,929,316
F.N.B. Corp. (Pennsylvania)	2,754,587	21,788,783
First BanCorp	990,482	7,042,327
First Midwest Bancorp Inc.	989,018	9,890,180
FirstMerit Corp.(a)	1,798,403	29,080,177
Fulton Financial Corp.	1,321,055	9,273,806
Pacific Capital Bancorp	1,670,906	17,728,313
PacWest Bancorp(a)	1,572,985	26,599,176
PNC Financial Services Group Inc. (The)	1,565,231	50,901,312
Regions Financial Corp.	1,311,214	4,536,800
TCF Financial Corp.	2,379,343	29,480,060
Trustmark Corp.	1,312,199	26,637,640
U.S. Bancorp	1,631,339	24,209,071
United Bancshares Inc.	1,156,955	24,284,485
Valley National Bancorp	1,273,106	16,575,840
Wells Fargo & Co.	1,410,855	26,665,159
Wilmington Trust Corp.	1,726,726	23,638,879
Zions Bancorporation	1,439,075	21,470,999

		507,127,325
BEVERAGES—1.17%
Coca-Cola Co. (The)	888,710	37,965,691

		37,965,691
BUILDING MATERIALS—0.62%
Masco Corp.	2,568,075	20,082,346

		20,082,346
CHEMICALS—6.38%
Dow Chemical Co. (The)	2,132,587	24,716,683
Eastman Chemical Co.	1,614,054	41,884,701
International Flavors & Fragrances Inc.	919,634	26,319,925
PPG Industries Inc.	1,516,648	56,995,632
RPM International Inc.	2,044,372	25,166,219
Sensient Technologies Corp.	847,463	18,220,454
Valspar Corp. (The)	840,456	14,581,912

		207,885,526
COMMERCIAL SERVICES—1.57%
Deluxe Corp.	2,470,381	28,483,493
R.R. Donnelley & Sons Co.	2,326,984	22,711,364

		51,194,857

DISTRIBUTION & WHOLESALE—2.81%
Genuine Parts Co.	1,314,614	42,093,940
Watsco Inc.(a)	1,499,495	49,558,310

		91,652,250
DIVERSIFIED FINANCIAL SERVICES—1.27%
JPMorgan Chase & Co.	1,620,385	41,336,021

		41,336,021
ELECTRIC—19.60%
American Electric Power Co. Inc.	1,338,379	41,958,182
Black Hills Corp.	1,413,102	37,447,203
CenterPoint Energy Inc.	1,364,617	18,258,575
DPL Inc.	1,241,787	26,760,510
DTE Energy Co.	1,972,583	68,054,113
Entergy Corp.	974,401	74,405,260
FirstEnergy Corp.	1,305,030	65,238,450
FPL Group Inc.	1,005,627	51,840,072
Northeast Utilities	1,008,132	23,993,542
OGE Energy Corp.	1,342,489	33,132,629
Pinnacle West Capital Corp.	2,225,736	74,495,384
PPL Corp.	1,067,072	32,716,428
SCANA Corp.	1,277,029	43,789,324
TECO Energy Inc.	1,647,804	19,790,126
UniSource Energy Corp.	935,819	26,427,529

		638,307,327
ELECTRICAL COMPONENTS & EQUIPMENT—1.22%
Hubbell Inc. Class B	1,278,719	39,640,289

		39,640,289
ENVIRONMENTAL CONTROL—0.84%
Waste Management Inc.	875,137	27,295,523

		27,295,523
FOOD—3.20%
General Mills Inc.	841,950	49,801,343
Kraft Foods Inc. Class A	1,321,338	37,063,531
Sara Lee Corp.	1,730,204	17,353,946

		104,218,820
FOREST PRODUCTS & PAPER—1.43%
International Paper Co.	2,372,686	21,638,896
MeadWestvaco Corp.	2,140,570	24,916,235

		46,555,131
GAS—5.14%
AGL Resources Inc.	1,364,795	42,076,630
Nicor Inc.(a)	1,647,581	56,363,746
NiSource Inc.	3,187,633	30,856,287
Sempra Energy	866,382	37,982,187

		167,278,850
HOUSEHOLD PRODUCTS & WARES—5.21%
Avery Dennison Corp.	1,402,190	33,975,064
Clorox Co. (The)	984,207	49,357,981
Kimberly-Clark Corp.	1,142,893	58,824,703
Tupperware Brands Corp.	1,346,644	27,687,001

		169,844,749

INSURANCE—7.01%
Allstate Corp. (The)	1,714,944	37,162,836
Arthur J. Gallagher & Co.	1,686,019	39,739,468
Cincinnati Financial Corp.	1,534,075	33,642,265
Mercury General Corp.	1,729,511	67,001,256
Unitrin Inc.	1,762,268	22,486,540
Zenith National Insurance Corp.	1,008,038	28,265,386

		228,297,751
IRON & STEEL—0.34%
Steel Dynamics Inc.	1,049,515	11,145,849

		11,145,849
MACHINERY—1.54%
Briggs & Stratton Corp.	1,930,276	28,548,782
Caterpillar Inc.	699,570	21,581,735

		50,130,517
MANUFACTURING—3.75%
Eaton Corp.	1,306,790	57,524,896
General Electric Co.	2,023,876	24,549,616
Leggett & Platt Inc.	1,795,572	22,426,694
Textron Inc.	1,955,786	17,660,748

		122,161,954
MEDIA—0.31%
Gannett Co. Inc.	1,769,535	10,210,217

		10,210,217
METAL FABRICATE & HARDWARE—0.98%
Commercial Metals Co.	1,280,897	14,730,316
Timken Co. (The)	1,164,748	17,343,098

		32,073,414
OFFICE & BUSINESS EQUIPMENT—1.04%
Pitney Bowes Inc.	1,515,808	33,741,886

		33,741,886
OIL & GAS—2.65%
Chevron Corp.	1,028,145	72,504,785
Patterson-UTI Energy Inc.	1,443,897	13,803,655

		86,308,440
PACKAGING & CONTAINERS—1.02%
Sonoco Products Co.	1,441,888	33,062,492

		33,062,492
PHARMACEUTICALS—4.99%
Bristol-Myers Squibb Co.	1,834,145	39,269,044
Eli Lilly and Co.	1,372,033	50,518,255
Merck & Co. Inc.	1,565,887	44,706,074
Pfizer Inc.	1,927,217	28,098,824

		162,592,197
PIPELINES—1.29%
ONEOK Inc.	1,432,817	41,866,913

		41,866,913
RETAIL—1.51%
Darden Restaurants Inc.	1,062,773	27,865,908
Home Depot Inc.	993,376	21,387,385

		49,253,293

SAVINGS & LOANS—2.58%
Astoria Financial Corp.	1,598,940	14,518,375
First Niagara Financial Group Inc.	1,230,070	16,064,714
New York Community Bancorp Inc.	2,718,507	36,020,218
People’s United Financial Inc.	1,055,163	17,262,467

		83,865,774
TELECOMMUNICATIONS—1.34%
AT&T Inc.	1,774,624	43,691,243

		43,691,243
TOYS, GAMES & HOBBIES—0.73%
Mattel Inc.	1,683,454	23,888,212

		23,888,212

TOTAL COMMON STOCKS
(Cost: $4,604,207,277)		3,251,598,712

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(a)(b)	1,826,264	1,826,264

		1,826,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,826,264)		1,826,264

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $4,606,033,541)		3,253,424,976

SHORT POSITIONS(c)—(0.00)%

COMMON STOCKS—(0.00)%
Comerica Inc.	(2,292)	(38,185)

		(38,185)

TOTAL SHORT POSITIONS
(Proceeds: $38,185)		(38,185)
Other Assets, Less Liabilities—0.10%		3,455,467

NET ASSETS—100.00%		$3,256,842,258

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

AIRLINES—6.86%
AMR Corp.(a)	614,198	$3,648,336
Continental Airlines Inc. Class B(a)(b)	587,419	7,912,534
JetBlue Airways Corp.(a)(b)	788,395	4,438,664
Southwest Airlines Co.	824,369	5,795,314

		21,794,848
TRANSPORTATION—88.23%
Alexander & Baldwin Inc.	686,600	15,132,664
Burlington Northern Santa Fe Corp.	558,932	37,029,245
C.H. Robinson Worldwide Inc.	334,154	15,364,401
Con-way Inc.	689,867	15,197,770
CSX Corp.	519,983	15,058,708
Expeditors International Washington Inc.	540,705	15,037,006
FedEx Corp.	568,067	28,937,333
J.B. Hunt Transport Services Inc.	693,560	15,445,581
Landstar System Inc.	424,134	15,213,686
Norfolk Southern Corp.	555,556	21,311,128
Overseas Shipholding Group Inc.	551,691	19,695,369
Ryder System Inc.	445,988	15,065,475
Union Pacific Corp.	564,525	24,720,550
United Parcel Service Inc. Class B	598,331	25,423,084
YRC Worldwide Inc.(a)(b)	643,502	1,853,286

		280,485,286
TRUCKING & LEASING—4.78%
GATX Corp.	629,855	15,179,505

		15,179,505

TOTAL COMMON STOCKS
(Cost: $551,689,353)		317,459,639

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.94%

MONEY MARKET FUNDS—1.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	5,182,495	5,182,495
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	837,782	837,782
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	162,615	162,615

		6,182,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,182,892)	6,182,892

TOTAL INVESTMENTS IN SECURITIES—101.81%
(Cost: $557,872,245)	323,642,531
Other Assets, Less Liabilities—(1.81)%	(5,758,606)

NET ASSETS—100.00%	$317,883,925

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

ADVANCED MATERIALS/PRODUCTS—2.84%
Ceradyne Inc.(a)	88,677	$2,023,609
Hexcel Corp.(a)	319,992	2,652,734

		4,676,343
AEROSPACE/DEFENSE—47.61%
Boeing Co. (The)	310,537	13,138,820
Cubic Corp.	65,531	1,779,822
Esterline Technologies Corp.(a)	76,934	2,776,548
General Dynamics Corp.	189,513	10,751,072
Lockheed Martin Corp.	158,479	13,001,617
Northrop Grumman Corp.	213,624	10,279,587
Raytheon Co.	225,840	11,432,021
Rockwell Collins Inc.	168,672	6,355,561
Spirit AeroSystems Holdings Inc. Class A(a)	300,094	4,081,278
Teledyne Technologies Inc.(a)	78,189	2,179,127
TransDigm Group Inc.(a)	77,183	2,630,397

		78,405,850
AEROSPACE/DEFENSE - EQUIPMENT—27.08%
AAR Corp.(a)(b)	140,825	2,554,566
Alliant Techsystems Inc.(a)(b)	51,748	4,181,756
BE Aerospace Inc.(a)	307,174	2,970,373
Curtiss-Wright Corp.	103,059	3,328,806
Goodrich Corp.	152,517	5,896,307
HEICO Corp. Class A	82,209	2,391,460
Moog Inc. Class A(a)	92,776	2,779,569
Orbital Sciences Corp.(a)	165,472	2,774,965
Triumph Group Inc.	56,885	2,575,753
United Technologies Corp.	315,320	15,132,207

		44,585,762
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—1.17%
Force Protection Inc.(a)	321,798	1,934,006

		1,934,006
COMMERCIAL SERVICES—1.06%
DynCorp International Inc.(a)	115,699	1,740,113

		1,740,113
DIVERSIFIED MANUFACTURING OPERATIONS—1.78%
Textron Inc.	324,980	2,934,569

		2,934,569
ELECTRONIC MEASURING INSTRUMENTS—3.78%
Axsys Technologies Inc.(a)	35,741	1,526,141
FLIR Systems Inc.(a)	188,135	4,697,731

		6,223,872

ELECTRONIC SECURITY DEVICES—1.02%
Taser International Inc.(a)(b)	329,886	1,672,522

		1,672,522
ELECTRONICS - MILITARY—5.10%
L-3 Communications Holdings Inc.	106,235	8,394,690

		8,394,690
ENTERPRISE SOFTWARE/SERVICES—1.82%
ManTech International Corp. Class A(a)	55,853	2,995,396

		2,995,396
METAL PROCESSORS & FABRICATORS—6.57%
Ladish Co. Inc.(a)	88,351	1,004,551
Precision Castparts Corp.	126,714	8,230,074
RBC Bearings Inc.(a)	86,850	1,587,618

		10,822,243

TOTAL COMMON STOCKS
(Cost: $279,340,815)		164,385,366

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.74%

MONEY MARKET FUNDS—1.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	2,224,901	2,224,901
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	359,669	359,669
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	279,976	279,976

		2,864,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,864,546)		2,864,546

TOTAL INVESTMENTS IN SECURITIES—101.57%
(Cost: $282,205,361)		167,249,912
Other Assets, Less Liabilities—(1.57)%		(2,584,993)

NET ASSETS—100.00%		$164,664,919

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.84%

CHEMICALS—56.10%
A. Schulman Inc.	28,885	$437,608
Air Products and Chemicals Inc.	245,845	12,366,003
Airgas Inc.	86,968	3,070,840
Albemarle Corp.	113,955	2,535,499
Ashland Inc.	83,183	667,128
Cabot Corp.	61,933	827,425
Celanese Corp. Class A	178,892	1,905,200
CF Industries Holdings Inc.	70,211	3,299,917
Chemtura Corp.	298,016	223,512
Cytec Industries Inc.	59,217	1,210,395
Dow Chemical Co. (The)	1,159,136	13,434,386
E.I. du Pont de Nemours and Co.	1,119,746	25,709,368
Eastman Chemical Co.	85,177	2,210,343
Ecolab Inc.	219,401	7,450,858
Ferro Corp.	54,327	215,135
FMC Corp.	92,188	4,113,429
H.B. Fuller Co.	60,480	844,906
Huntsman Corp.	120,013	319,235
International Flavors & Fragrances Inc.	97,918	2,802,413
Intrepid Potash Inc.(a)	42,991	876,157
Lubrizol Corp.	85,472	2,916,305
Minerals Technologies Inc.	23,299	880,935
Mosaic Co. (The)	185,353	6,611,542
Olin Corp.	85,710	1,204,225
OM Group Inc.(a)	37,953	735,529
PPG Industries Inc.	206,023	7,742,344
Praxair Inc.	384,102	23,914,191
Rockwood Holdings Inc.(a)	56,357	423,241
Rohm and Haas Co.	153,363	8,464,104
RPM International Inc.	161,819	1,991,992
Sensient Technologies Corp.	59,090	1,270,435
Sigma-Aldrich Corp.	134,451	4,850,992
Terra Industries Inc.	127,333	2,607,780
Valspar Corp. (The)	115,947	2,011,680
W.R. Grace & Co.(a)	74,681	430,909
Zep Inc.	27,068	297,477

		150,873,438
COAL—8.12%
Alpha Natural Resources Inc.(a)	87,390	1,426,205
Arch Coal Inc.	178,430	2,710,352
CONSOL Energy Inc.	228,630	6,232,454
Foundation Coal Holdings Inc.	56,615	918,295
International Coal Group Inc.(a)(b)	132,215	319,960
Massey Energy Co.	105,123	1,595,767
Patriot Coal Corp.(a)	65,992	338,539
Peabody Energy Corp.	332,081	8,302,025

		21,843,597

FOREST PRODUCTS & PAPER—2.43%
Clearwater Paper Corp.(a)	14,142	159,946
Domtar Corp.(a)	610,295	909,340
International Paper Co.	535,081	4,879,939
Wausau Paper Corp.	61,024	580,338

		6,529,563
HOUSEHOLD PRODUCTS & WARES—1.06%
Avery Dennison Corp.	117,344	2,843,245

		2,843,245
IRON & STEEL—11.84%
AK Steel Holding Corp.	138,610	1,118,583
Allegheny Technologies Inc.	113,159	2,499,682
Carpenter Technology Corp.	55,401	914,116
Cliffs Natural Resources Inc.	141,399	3,276,215
Nucor Corp.	354,875	14,475,351
Reliance Steel & Aluminum Co.	79,641	1,762,455
Schnitzer Steel Industries Inc. Class A	26,905	1,056,559
Steel Dynamics Inc.	226,574	2,406,216
United States Steel Corp.	144,788	4,347,984

		31,857,161
MANUFACTURING—0.18%
Tredegar Corp.	30,189	498,118

		498,118
METAL FABRICATE & HARDWARE—0.91%
Commercial Metals Co.	141,852	1,631,298
Worthington Industries Inc.	79,936	804,156

		2,435,454
MINING—19.20%
Alcoa Inc.	996,759	7,764,753
Century Aluminum Co.(a)	45,369	161,060
Coeur d’Alene Mines Corp.(a)	690,805	490,472
Compass Minerals International Inc.	40,406	2,431,229
Freeport-McMoRan Copper & Gold Inc.	474,697	11,933,883
Hecla Mining Co.(a)(b)	211,809	561,294
Kaiser Aluminum Corp.	19,518	484,827
Newmont Mining Corp.	549,817	21,871,720
RTI International Metals Inc.(a)(b)	28,538	379,841
Southern Copper Corp.	270,322	3,768,289
Stillwater Mining Co.(a)	55,685	231,093
Titanium Metals Corp.(b)	122,170	861,298
USEC Inc.(a)(b)	137,538	700,068

		51,639,827

TOTAL COMMON STOCKS
(Cost: $614,673,584)		268,520,403

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.92%

MONEY MARKET FUNDS—0.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	1,892,148	1,892,148

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	305,878	305,878
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	271,277	271,277

		2,469,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,469,303)		2,469,303

TOTAL INVESTMENTS IN SECURITIES—100.76%
(Cost: $617,142,887)		270,989,706
Other Assets, Less Liabilities—(0.76)%		(2,039,520)

NET ASSETS—100.00%		$268,950,186

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.82%

FINANCE - INVESTMENT BANKER/BROKER—68.25%
Charles Schwab Corp. (The)	398,170	$5,411,130
E*TRADE Financial Corp.(a)(b)	1,568,513	1,788,105
Goldman Sachs Group Inc. (The)	109,176	8,813,778
Greenhill & Co. Inc.(b)	35,082	2,281,032
Interactive Brokers Group Inc. Class A(a)(b)	122,763	1,874,591
Investment Technology Group Inc.(a)	117,982	2,557,850
Jefferies Group Inc.(b)	230,252	2,657,108
KBW Inc.(a)(b)	96,772	1,817,378
Knight Capital Group Inc. Class A(a)	180,918	3,261,952
LaBranche & Co. Inc.(a)	343,494	2,356,369
Morgan Stanley	410,874	8,311,981
optionsXpress Holdings Inc.	164,949	1,796,295
Piper Jaffray Companies(a)	61,107	1,754,382
Raymond James Financial Inc.	168,808	3,124,636
Stifel Financial Corp.(a)	58,769	2,059,266
SWS Group Inc.	106,382	1,558,496
TD Ameritrade Holding Corp.(a)	289,198	3,250,585
TradeStation Group Inc.(a)	237,832	1,310,454

		55,985,388
FINANCE - OTHER SERVICES—23.16%
CME Group Inc.	29,235	5,084,259
GFI Group Inc.	439,761	1,380,850
IntercontinentalExchange Inc.(a)	59,828	3,406,008
MF Global Ltd.(a)(b)	697,174	1,882,370
NASDAQ OMX Group Inc. (The)(a)	160,891	3,510,642
NYSE Euronext Inc.	169,565	3,730,430

		18,994,559
INVESTMENT MANAGEMENT/ADVISORY SERVICES—8.41%
Ameriprise Financial Inc.	203,755	4,105,663
Legg Mason Inc.	174,123	2,796,415

		6,902,078

TOTAL COMMON STOCKS
(Cost: $162,364,862)		81,882,025

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.88%

MONEY MARKET FUNDS—13.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	9,748,135	9,748,135

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	1,575,846	1,575,846
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	62,067	62,067

		11,386,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,386,048)		11,386,048

TOTAL INVESTMENTS IN SECURITIES—113.70%
(Cost: $173,750,910)		93,268,073
Other Assets, Less Liabilities—(13.70)%		(11,237,658)

NET ASSETS—100.00%		$82,030,415

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.68%

AGRICULTURE—21.09%
Altria Group Inc.	789,359	$13,055,998
Archer-Daniels-Midland Co.	225,118	6,163,731
Bunge Ltd.	46,353	1,990,398
Lorillard Inc.	64,470	3,833,386
Monsanto Co.	207,385	15,773,703
Philip Morris International Inc.	775,279	28,801,615
Reynolds American Inc.	64,911	2,478,302
Universal Corp.	9,612	293,935

		72,391,068
APPAREL—3.19%
Carter’s Inc.(a)	21,905	372,166
Coach Inc.(a)	125,511	1,832,461
Crocs Inc.(a)(b)	30,048	36,058
Deckers Outdoor Corp.(a)	5,033	262,924
Hanesbrands Inc.(a)	35,738	321,285
Jones Apparel Group Inc.	31,910	110,409
Liz Claiborne Inc.	35,444	77,977
Nike Inc. Class B	103,533	4,684,868
Phillips-Van Heusen Corp.	19,567	372,164
Quiksilver Inc.(a)	44,803	94,086
Timberland Co. Class A(a)	17,424	191,490
VF Corp.	33,330	1,867,147
Warnaco Group Inc. (The)(a)	17,602	398,509
Wolverine World Wide Inc.	18,763	340,361

		10,961,905
AUTO MANUFACTURERS—0.66%
Ford Motor Co.(a)(b)	886,743	1,658,209
General Motors Corp.(b)	203,501	612,538

		2,270,747
AUTO PARTS & EQUIPMENT—1.41%
ArvinMeritor Inc.	29,463	51,560
BorgWarner Inc.	44,399	749,455
Cooper Tire & Rubber Co.	22,343	104,342
Goodyear Tire & Rubber Co. (The)(a)	91,858	566,764
Johnson Controls Inc.	225,784	2,824,558
Lear Corp.(a)	31,875	29,006
Modine Manufacturing Co.	12,231	33,513
TRW Automotive Holdings Corp.(a)	20,548	63,493
WABCO Holdings Inc.	27,053	404,442

		4,827,133
BEVERAGES—21.94%
Brown-Forman Corp. Class A	5,680	269,800
Brown-Forman Corp. Class B	28,072	1,274,750
Coca-Cola Co. (The)	815,853	34,853,240
Coca-Cola Enterprises Inc.	121,802	1,367,836

Constellation Brands Inc. Class A(a)	74,221	1,077,689
Dr. Pepper Snapple Group Inc.(a)	96,909	1,594,153
Hansen Natural Corp.(a)(b)	28,038	939,273
Molson Coors Brewing Co. Class B	60,218	2,424,979
Pepsi Bottling Group Inc.	50,155	967,490
PepsiAmericas Inc.	24,293	391,846
PepsiCo Inc.	599,948	30,135,388

		75,296,444
BIOTECHNOLOGY—0.10%
Martek Biosciences Corp.	12,528	331,366

		331,366
COMMERCIAL SERVICES—0.09%
Weight Watchers International Inc.	13,423	306,179

		306,179
COSMETICS & PERSONAL CARE—23.38%
Alberto-Culver Co.	33,584	821,465
Avon Products Inc.	163,652	3,346,683
Chattem Inc.(a)	6,514	440,346
Colgate-Palmolive Co.	194,856	12,673,434
Estee Lauder Companies Inc. (The) Class A	42,136	1,106,070
Procter & Gamble Co. (The)	1,134,813	61,847,309

		80,235,307
DISTRIBUTION & WHOLESALE—0.89%
Central European Distribution Corp.(a)	14,848	179,661
Genuine Parts Co.	60,993	1,952,996
LKQ Corp.(a)	53,881	622,326
Pool Corp.(b)	18,052	286,124

		3,041,107
ELECTRICAL COMPONENTS & EQUIPMENT—0.31%
Energizer Holdings Inc.(a)	22,246	1,059,577

		1,059,577
ELECTRONICS—0.37%
Garmin Ltd.(b)	45,894	804,522
Gentex Corp.	53,416	448,160

		1,252,682
ENVIRONMENTAL CONTROL—0.04%
Darling International Inc.(a)	31,061	142,570

		142,570
FOOD—15.13%
Campbell Soup Co.	85,889	2,608,449
Chiquita Brands International Inc.(a)(b)	17,142	239,645
ConAgra Foods Inc.	171,616	2,934,634
Corn Products International Inc.	28,315	655,492
Dean Foods Co.(a)	58,893	1,138,991
Del Monte Foods Co.	76,304	508,185
Flowers Foods Inc.	32,946	708,010
Fresh Del Monte Produce Inc.(a)	17,524	422,328
General Mills Inc.	121,655	7,195,893
H.J. Heinz Co.	120,196	4,387,154
Hain Celestial Group Inc.(a)	14,924	227,143
Hershey Co. (The)	59,399	2,214,395
Hormel Foods Corp.	28,149	839,685
J.M. Smucker Co. (The)	45,136	2,037,890
Kellogg Co.	91,402	3,993,353
Kraft Foods Inc. Class A	515,099	14,448,527

McCormick & Co. Inc. NVS	41,525	1,330,461
Ralcorp Holdings Inc.(a)	21,579	1,277,908
Sara Lee Corp.	258,672	2,594,480
Smithfield Foods Inc.(a)	50,443	598,758
Tootsie Roll Industries Inc.(b)	8,591	205,067
TreeHouse Foods Inc.(a)	12,021	317,234
Tyson Foods Inc. Class A	118,159	1,045,707

		51,929,389
HAND & MACHINE TOOLS—0.66%
Black & Decker Corp. (The)	22,943	663,282
Snap-On Inc.	22,090	666,676
Stanley Works (The)	29,944	936,049

		2,266,007
HOME BUILDERS—1.49%
Centex Corp.	47,319	402,685
D.R. Horton Inc.	104,535	623,029
Hovnanian Enterprises Inc. Class A(a)	20,597	34,809
KB Home	29,793	317,891
Lennar Corp. Class A	49,660	381,885
M.D.C. Holdings Inc.	13,849	424,333
NVR Inc.(a)(b)	1,889	804,884
Pulte Homes Inc.	80,584	817,928
Ryland Group Inc.	16,605	259,038
Thor Industries Inc.(b)	14,460	152,987
Toll Brothers Inc.(a)	48,942	832,993
Winnebago Industries Inc.(b)	11,482	63,495

		5,115,957
HOME FURNISHINGS—0.48%
Ethan Allen Interiors Inc.	10,249	116,736
Furniture Brands International Inc.	15,565	31,908
Harman International Industries Inc.	22,248	357,970
La-Z-Boy Inc.(b)	18,690	18,129
Tempur-Pedic International Inc.	26,951	188,657
Whirlpool Corp.	28,118	939,985

		1,653,385
HOUSEHOLD PRODUCTS & WARES—4.08%
ACCO Brands Corp.(a)	20,813	39,961
Blyth Inc.	9,804	33,432
Church & Dwight Co. Inc.	26,792	1,426,138
Clorox Co. (The)	53,107	2,663,316
Fossil Inc.(a)	17,842	205,897
Jarden Corp.(a)(b)	26,342	274,747
Kimberly-Clark Corp.	159,126	8,190,215
Scotts Miracle-Gro Co. (The) Class A	16,652	536,527
Tupperware Brands Corp.	23,577	484,743
WD-40 Co.	5,840	146,409

		14,001,385
HOUSEWARES—0.25%
Newell Rubbermaid Inc.	106,747	862,516

		862,516
INTERNET—0.04%
NutriSystem Inc.	11,034	142,228

		142,228
LEISURE TIME—0.48%
Brunswick Corp.	34,546	96,038
Callaway Golf Co.	25,034	190,509

Harley-Davidson Inc.	89,065	1,084,812
Polaris Industries Inc.(b)	12,582	267,619

		1,638,978
MACHINERY—0.08%
Briggs & Stratton Corp.	19,019	281,291

		281,291
MANUFACTURING—0.44%
Eastman Kodak Co.	103,193	467,464
Lancaster Colony Corp.	7,806	284,216
Leggett & Platt Inc.	59,795	746,840

		1,498,520
OFFICE FURNISHINGS—0.17%
Herman Miller Inc.	20,652	226,965
HNI Corp.(b)	13,089	172,906
Interface Inc. Class A	21,360	87,149
Steelcase Inc. Class A	25,174	108,752

		595,772
PHARMACEUTICALS—0.26%
Herbalife Ltd.	24,225	496,855
NBTY Inc.(a)	21,758	410,573

		907,428
RETAIL—0.12%
Nu Skin Enterprises Inc. Class A	19,493	184,989
Under Armour Inc. Class A(a)(b)	12,854	237,799

		422,788
SOFTWARE—1.21%
Activision Blizzard Inc.(a)	226,206	1,981,565
Electronic Arts Inc.(a)	121,811	1,880,762
Take-Two Interactive Software Inc.	28,990	203,510
THQ Inc.(a)	25,138	99,295

		4,165,132
TEXTILES—0.20%
Mohawk Industries Inc.(a)	21,167	679,672

		679,672
TOYS, GAMES & HOBBIES—1.12%
Hasbro Inc.	48,046	1,159,350
JAKKS Pacific Inc.(a)	10,382	190,406
Marvel Entertainment Inc.(a)	19,852	546,128
Mattel Inc.	138,237	1,961,583

		3,857,467

TOTAL COMMON STOCKS
(Cost: $474,041,996)		342,134,000

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	4,659,259	4,659,259

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	753,198	753,198
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	509,604	509,604

		5,922,061

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,922,061)		5,922,061

TOTAL INVESTMENTS IN SECURITIES—101.41%
(Cost: $479,964,057)		348,056,061
Other Assets, Less Liabilities—(1.41)%		(4,829,197)

NET ASSETS—100.00%		$343,226,864

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—1.11%
Harte-Hanks Inc.	5,508	$34,700
Interpublic Group of Companies Inc. (The)(a)(b)	68,068	226,666
Lamar Advertising Co. Class A(a)(b)	9,198	82,874
Omnicom Group Inc.	44,628	1,155,419

		1,499,659
AIRLINES—1.78%
Alaska Air Group Inc.(a)	5,222	137,652
AMR Corp.(a)	40,122	238,325
Continental Airlines Inc. Class B(a)	15,750	212,153
Delta Air Lines Inc.(a)	90,531	624,664
JetBlue Airways Corp.(a)	26,159	147,275
SkyWest Inc.	8,322	130,239
Southwest Airlines Co.	105,366	740,723
UAL Corp.(a)	18,579	175,386

		2,406,417
APPAREL—0.42%
Guess? Inc.	8,616	138,631
Gymboree Corp.(a)	4,177	102,337
Polo Ralph Lauren Corp.	7,951	326,230

		567,198
COMMERCIAL SERVICES—5.50%
Apollo Group Inc. Class A(a)	18,549	1,511,002
Arbitron Inc.	3,940	59,179
Avis Budget Group Inc.(a)	14,223	9,814
Career Education Corp.(a)	12,845	280,021
Chemed Corp.	3,239	129,981
Corinthian Colleges Inc.(a)	12,182	227,560
DeVry Inc.	8,861	474,772
H&R Block Inc.	48,599	1,007,457
Hertz Global Holdings Inc.(a)	18,980	96,039
Hillenbrand Inc.	8,904	164,635
ITT Educational Services Inc.(a)	5,572	682,626
Live Nation Inc.(a)	10,922	57,122
McKesson Corp.	39,767	1,757,701
Pre-Paid Legal Services Inc.(a)	1,208	40,613
Rent-A-Center Inc.(a)	9,515	141,298
Service Corp. International	37,057	168,609
Sotheby’s Holdings Inc. Class A	9,600	83,424
Stewart Enterprises Inc. Class A	12,444	42,558
Strayer Education Inc.	2,036	440,651
Ticketmaster Entertainment Inc.(a)	5,833	34,706
Valassis Communications Inc.(a)	6,654	8,517

		7,418,285
COMPUTERS—0.39%
FactSet Research Systems Inc.(b)	6,185	246,163
IHS Inc. Class A(a)	6,465	283,167

		529,330

ELECTRONICS—0.14%
Dolby Laboratories Inc. Class A(a)	7,377	188,556

		188,556
ENTERTAINMENT—1.11%
Ascent Media Corp. Class A(a)	1,843	48,065
Bally Technologies Inc.(a)	7,782	157,119
DreamWorks Animation SKG Inc. Class A(a)	8,370	183,722
International Game Technology Inc.	42,423	449,684
International Speedway Corp. Class A	3,891	90,582
Penn National Gaming Inc.(a)	9,528	177,697
Pinnacle Entertainment Inc.(a)	8,825	59,834
Regal Entertainment Group Class A	11,157	112,016
Scientific Games Corp. Class A(a)	9,928	124,795
Vail Resorts Inc.(a)(b)	4,151	96,801

		1,500,315
FOOD—4.59%
Kroger Co. (The)	87,426	1,967,085
Ruddick Corp.	6,071	146,008
Safeway Inc.	61,521	1,318,395
SUPERVALU Inc.	30,585	536,461
Sysco Corp.	86,149	1,920,261
United Natural Foods Inc.(a)	5,647	87,754
Whole Foods Market Inc.(b)	20,161	206,650

		6,182,614
HOUSEHOLD PRODUCTS & WARES—0.02%
American Greetings Corp. Class A	6,288	27,290

		27,290
INTERNET—4.28%
Amazon.com Inc.(a)	44,255	2,603,079
eBay Inc.(a)	157,400	1,891,948
Expedia Inc.(a)	30,266	270,275
Liberty Media Corp. - Liberty Interactive Group Series A(a)	80,613	253,125
NetFlix Inc.(a)(b)	6,731	243,258
Priceline.com Inc.(a)	5,820	390,464
RealNetworks Inc.(a)	13,386	37,749
ValueClick Inc.(a)	12,380	77,375

		5,767,273
LEISURE TIME—1.09%
Carnival Corp.	60,554	1,101,477
Interval Leisure Group Inc.(a)	5,395	27,029
Life Time Fitness Inc.(a)(b)	5,057	74,894
Royal Caribbean Cruises Ltd.	19,489	126,484
WMS Industries Inc.(a)	6,443	143,163

		1,473,047
LODGING—1.57%
Boyd Gaming Corp.	8,607	41,400
Choice Hotels International Inc.(b)	4,944	130,126
Gaylord Entertainment Co.(a)	5,767	61,130
Las Vegas Sands Corp.(a)	40,879	210,527
Marriott International Inc. Class A	43,664	712,160
MGM MIRAGE(a)(b)	13,603	108,824
Orient-Express Hotels Ltd. Class A	7,151	45,194
Starwood Hotels & Resorts Worldwide Inc.	24,210	366,055
Wyndham Worldwide Corp.	25,849	158,454
Wynn Resorts Ltd.(a)(b)	9,325	280,496

		2,114,366

MANUFACTURING—0.13%
Matthews International Corp. Class A	4,399	171,297

		171,297
MEDIA—20.24%
Belo Corp. Class A	11,875	16,981
Cablevision Systems Corp.	33,607	538,720
CBS Corp. Class B	84,111	481,115
Comcast Corp. Class A	273,457	4,006,145
Comcast Corp. Class A Special	116,221	1,613,147
CTC Media Inc.(a)	7,539	26,010
DIRECTV Group Inc. (The)(a)(b)	78,468	1,718,449
Discovery Communications Inc. Class A(a)	19,199	278,386
Discovery Communications Inc. Class C(a)	20,068	288,578
Dish Network Corp. Class A(a)	29,988	385,046
Gannett Co. Inc.	32,709	188,731
John Wiley & Sons Inc. Class A	7,041	249,463
Liberty Global Inc. Series A(a)	20,901	304,528
Liberty Global Inc. Series C(a)(b)	20,184	289,035
Liberty Media Corp. - Liberty Capital Group Series A(a)	13,286	72,940
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	70,606	1,295,620
McClatchy Co. (The) Class A(b)	7,742	5,110
McGraw-Hill Companies Inc. (The)	45,982	1,011,144
Meredith Corp.	5,137	82,038
New York Times Co. (The) Class A(b)	16,614	82,572
News Corp. Class A	260,306	1,663,355
News Corp. Class B	62,458	452,196
Scholastic Corp.	4,577	49,889
Scripps Networks Interactive Inc. Class A	12,555	269,556
Sinclair Broadcast Group Inc. Class A	6,363	11,772
Time Warner Cable Inc. Class A(a)	22,376	416,865
Time Warner Inc.	513,349	4,789,546
Viacom Inc. Class A(a)	1,848	30,067
Viacom Inc. Class B(a)	80,912	1,193,452
Walt Disney Co. (The)	248,875	5,146,735
Washington Post Co. (The) Class B	837	326,899

		27,284,090
PHARMACEUTICALS—2.52%
AmerisourceBergen Corp.	22,688	824,028
Cardinal Health Inc.	51,145	1,925,609
Omnicare Inc.	15,325	428,487
VCA Antech Inc.(a)	11,926	224,447

		3,402,571
RETAIL—54.53%
Abercrombie & Fitch Co. Class A	12,545	223,928
Advance Auto Parts Inc.	13,533	442,935
Aeropostale Inc.(a)	9,631	203,310
American Eagle Outfitters Inc.	25,050	225,701
AnnTaylor Stores Corp.(a)	8,602	42,322
AutoNation Inc.(a)	15,901	147,561
AutoZone Inc.(a)	4,960	659,134
Barnes & Noble Inc.	5,391	88,520
Bed Bath & Beyond Inc.(a)	37,640	874,377
Best Buy Co. Inc.	48,128	1,348,547
Big Lots Inc.(a)(b)	11,570	155,617
BJ’s Wholesale Club Inc.(a)	8,584	246,189
Bob Evans Farms Inc.	4,506	79,125
Brinker International Inc.	14,631	160,502
Brown Shoe Co. Inc.	5,782	27,118
Burger King Holdings Inc.	13,152	292,632
CarMax Inc.(a)	28,478	235,513

Casey’s General Stores Inc.	7,252	154,105
Cato Corp. Class A	4,025	53,251
CEC Entertainment Inc.(a)	3,275	76,439
Charming Shoppes Inc.(a)	13,023	14,065
Cheesecake Factory Inc. (The)(a)	7,933	68,858
Chico’s FAS Inc.(a)	25,245	99,970
Children’s Place Retail Stores Inc. (The)(a)	3,482	65,496
Chipotle Mexican Grill Inc. Class A(a)(b)	2,102	100,392
Chipotle Mexican Grill Inc. Class B(a)	2,670	121,538
Christopher & Banks Corp.	4,732	18,360
Collective Brands Inc.(a)	9,289	99,114
Copart Inc.(a)(b)	8,885	214,040
Costco Wholesale Corp.	61,923	2,788,393
Cracker Barrel Old Country Store Inc.	3,284	57,700
CVS Caremark Corp.	205,421	5,521,716
Darden Restaurants Inc.	18,497	484,991
Dick’s Sporting Goods Inc.(a)	12,205	134,377
Dillard’s Inc. Class A	8,833	38,424
Dollar Tree Inc.(a)	12,927	552,112
Dress Barn Inc.(a)	6,490	55,944
Family Dollar Stores Inc.	19,037	528,658
Foot Locker Inc.	22,358	164,555
Fred’s Inc.	5,454	55,958
GameStop Corp. Class A(a)	21,860	541,691
Gap Inc. (The)	74,277	837,845
Genesco Inc.(a)	2,749	42,335
Group 1 Automotive Inc.	3,177	31,675
Home Depot Inc.	243,666	5,246,129
HSN Inc.(a)	5,572	26,467
J. Crew Group Inc.(a)	7,371	73,710
J.C. Penney Co. Inc.	27,992	468,866
Jack in the Box Inc.(a)	8,233	185,983
Kohl’s Corp.(a)	41,198	1,512,379
Limited Brands Inc.	41,993	332,585
Lowe’s Companies Inc.	209,820	3,833,411
Macy’s Inc.	60,262	539,345
McDonald’s Corp.	159,905	9,277,688
Men’s Wearhouse Inc. (The)	6,851	79,814
99 Cents Only Stores(a)	7,847	65,757
Nordstrom Inc.	24,083	305,613
Office Depot Inc.(a)	39,461	85,236
OfficeMax Inc.	11,147	61,420
O’Reilly Automotive Inc.(a)	19,218	558,667
P.F. Chang’s China Bistro Inc.(a)(b)	3,100	54,963
Pacific Sunwear of California Inc.(a)	10,636	13,295
Panera Bread Co. Class A(a)(b)	4,213	197,927
Papa John’s International Inc.(a)	3,226	61,326
Pep Boys - Manny, Moe & Jack (The)	6,812	19,687
PetSmart Inc.	18,177	341,182
RadioShack Corp.	17,771	203,656
Regis Corp.	6,132	68,985
Rite Aid Corp.(a)(b)	84,461	23,649
Ross Stores Inc.	18,892	555,803
Saks Inc.(a)	18,085	45,574
Sally Beauty Co. Inc.(a)	12,502	59,134
Sears Holdings Corp.(a)(b)	8,739	357,600
Signet Jewelers Ltd.	12,112	85,268
Sonic Corp.(a)	8,937	87,046
Staples Inc.	101,413	1,616,523
Starbucks Corp.(a)	104,936	990,596
Target Corp.	98,080	3,060,096
Tiffany & Co.	17,775	368,831
TJX Companies Inc. (The)	60,169	1,168,482
Tractor Supply Co.(a)	4,544	153,178

Tween Brands Inc.(a)	3,920	10,545
Urban Outfitters Inc.(a)	17,038	265,452
Walgreen Co.	142,168	3,896,825
Wal-Mart Stores Inc.	350,023	16,493,084
Wendy’s/Arby’s Group Inc. Class A	55,102	277,714
Williams-Sonoma Inc.	13,675	108,306
Yum! Brands Inc.	66,343	1,898,737
Zale Corp.(a)(b)	3,294	4,085

		73,515,652
SOFTWARE—0.47%
Avid Technology Inc.(a)	4,418	44,224
Dun & Bradstreet Corp. (The)	7,722	586,872

		631,096

TOTAL COMMON STOCKS
(Cost: $246,992,806)		134,679,056

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.20%

MONEY MARKET FUNDS—3.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,584,741	3,584,741
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	579,495	579,495
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	147,661	147,661

		4,311,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,311,897)		4,311,897

TOTAL INVESTMENTS IN SECURITIES—103.09%
(Cost: $251,304,703)		138,990,953
Other Assets, Less Liabilities—(3.09)%		(4,166,339)

NET ASSETS—100.00%		$134,824,614

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.94%

ELECTRIC—1.87%
OGE Energy Corp.	467,606	$11,540,516

		11,540,516
ELECTRICAL COMPONENTS & EQUIPMENT—0.63%
SunPower Corp. Class A(a)	22,741	763,188
SunPower Corp. Class B(a)	118,878	3,140,757

		3,903,945
ENERGY - ALTERNATE SOURCES—0.53%
Evergreen Solar Inc.(a)	4,751	10,500
First Solar Inc.(a)(b)	22,811	3,257,411

		3,267,911
MACHINERY—0.00%
Chart Industries Inc.(a)	100	846

		846
OIL & GAS—82.59%
Anadarko Petroleum Corp.	321,328	11,805,591
Apache Corp.	254,432	19,082,400
Arena Resources Inc.(a)(b)	20,679	503,740
Atlas America Inc.	19,989	253,860
Atwood Oceanics Inc.(a)	30,516	508,091
Berry Petroleum Co. Class A	22,193	163,340
Bill Barrett Corp.(a)	18,916	418,233
Cabot Oil & Gas Corp.	60,878	1,673,536
Carrizo Oil & Gas Inc.(a)(b)	16,822	233,153
Chesapeake Energy Corp.	326,677	5,164,763
Chevron Corp.	1,213,909	85,604,863
Cimarex Energy Co.	50,324	1,250,048
Comstock Resources Inc.(a)	25,504	972,468
Concho Resources Inc.(a)	34,789	877,379
ConocoPhillips	814,029	38,690,798
Continental Resources Inc.(a)	7,514	155,314
Crosstex Energy Inc.	518,222	1,720,497
Delta Petroleum Corp.(a)(b)	22,954	99,620
Denbury Resources Inc.(a)	143,518	1,756,660
Devon Energy Corp.	308,043	18,975,449
Diamond Offshore Drilling Inc.	64,866	4,070,990
Encore Acquisition Co.(a)	28,009	761,285
ENSCO International Inc.	103,863	2,841,692
EOG Resources Inc.	190,734	12,926,043
EXCO Resources Inc.(a)	72,945	739,662
Exxon Mobil Corp.	1,986,481	151,926,067
Forest Oil Corp.(a)	48,560	728,400
Frontier Oil Corp.	88,045	1,257,283
Goodrich Petroleum Corp.(a)	14,694	424,657
Helmerich & Payne Inc.	53,566	1,203,092
Hess Corp.	210,885	11,727,315

Holly Corp.	57,592	1,345,925
Marathon Oil Corp.	586,371	15,966,882
Mariner Energy Inc.(a)	45,196	447,440
Murphy Oil Corp.	224,227	9,906,349
Nabors Industries Ltd.(a)	162,448	1,778,806
Newfield Exploration Co.(a)	85,119	1,633,434
Noble Corp.	169,293	4,596,305
Noble Energy Inc.	115,729	5,662,620
Occidental Petroleum Corp.	511,718	27,914,217
Parker Drilling Co.(a)	170	360
Patterson-UTI Energy Inc.	87,645	837,886
Penn Virginia Corp.	22,977	473,326
Petrohawk Energy Corp.(a)	118,083	2,327,416
Pioneer Natural Resources Co.	77,144	1,129,388
Plains Exploration & Production Co.(a)	59,743	1,261,772
Pride International Inc.(a)	100,648	1,622,446
Quicksilver Resources Inc.(a)(b)	61,620	427,027
Range Resources Corp.	89,946	3,223,665
Rowan Companies Inc.	70,168	888,327
SandRidge Energy Inc.(a)	13,102	87,259
Southwestern Energy Co.(a)	199,872	6,325,949
St. Mary Land & Exploration Co.	35,382	684,642
Stone Energy Corp.(a)	17,875	153,367
Sunoco Inc.	113,402	5,252,781
Swift Energy Co.(a)	16,833	257,882
Tesoro Corp.	124,127	2,138,708
Transocean Ltd.(a)	200,412	10,946,503
Ultra Petroleum Corp.(a)	92,269	3,305,998
Unit Corp.(a)	26,113	651,258
Valero Energy Corp.	288,798	6,965,808
W&T Offshore Inc.	14,657	184,238
Whiting Petroleum Corp.(a)	23,719	687,851
XTO Energy Inc.	373,397	13,849,295

		511,451,419
OIL & GAS SERVICES—12.99%
Baker Hughes Inc.	218,406	7,277,288
BJ Services Co.	181,161	1,992,771
Cameron International Corp.(a)	141,425	3,275,403
Complete Production Services Inc.(a)	180	1,154
Core Laboratories NV	12,849	863,324
Dresser-Rand Group Inc.(a)	48,730	949,260
Dril-Quip Inc.(a)	17,375	425,687
Exterran Holdings Inc.(a)	13,466	298,407
FMC Technologies Inc.(a)	74,038	2,190,784
Global Industries Ltd.(a)	189	652
Halliburton Co.	538,374	9,286,951
Helix Energy Solutions Group Inc.(a)	45,647	235,082
Hercules Offshore Inc.(a)	136	506
ION Geophysical Corp.(a)	226,725	340,088
Key Energy Services Inc.(a)	69,016	235,345
National Oilwell Varco Inc.(a)	243,084	6,427,141
Newpark Resources Inc.(a)	298,567	1,256,967
Oceaneering International Inc.(a)	33,257	1,146,036
Oil States International Inc.(a)	12,957	237,243
Schlumberger Ltd.	689,781	28,149,963
SEACOR Holdings Inc.(a)	84,099	5,469,799
Smith International Inc.	161,238	3,660,103
Superior Energy Services Inc.(a)	50,771	791,012
Tetra Technologies Inc.(a)	40,152	208,389

Tidewater Inc.	29,468	1,226,163
Weatherford International Ltd.(a)	408,728	4,508,270

		80,453,788

PIPELINES—1.03%
El Paso Corp.	476,234	3,895,594
Williams Companies Inc. (The)	176,205	2,493,301

		6,388,895
TRANSPORTATION—0.30%
Bristow Group Inc.(a)	76,051	1,839,674

		1,839,674

TOTAL COMMON STOCKS
(Cost: $885,942,673)		618,846,994

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.69%

MONEY MARKET FUNDS—0.69%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,260,255	3,260,255
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	527,040	527,040
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	506,028	506,028

		4,293,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,293,323)		4,293,323

TOTAL INVESTMENTS IN SECURITIES—100.63%
(Cost: $890,235,996)		623,140,317
Other Assets, Less Liabilities—(0.63)%		(3,887,635)

NET ASSETS—100.00%		$619,252,682

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

BANKS—27.98%
Associated Banc-Corp.	60,610	$948,546
BancorpSouth Inc.	39,605	748,534
Bank of America Corp.	3,184,417	20,953,464
Bank of Hawaii Corp.	24,242	869,561
Bank of New York Mellon Corp. (The)	581,704	14,973,061
BB&T Corp.	281,895	5,578,702
BOK Financial Corp.	11,492	428,652
Cathay General Bancorp(a)	25,363	322,110
Citizens Republic Bancorp Inc.(b)	65,440	75,256
City National Corp.	20,121	696,388
Colonial BancGroup Inc. (The)(a)	103,802	82,004
Comerica Inc.	77,404	1,289,551
Commerce Bancshares Inc.	31,334	1,095,123
Cullen/Frost Bankers Inc.	28,762	1,258,913
Discover Financial Services LLC	244,363	1,747,195
East West Bancorp Inc.	32,343	306,935
F.N.B. Corp. (Pennsylvania)	45,316	358,450
Fifth Third Bancorp	268,558	641,854
First BanCorp	39,541	281,136
First Horizon National Corp.	105,424	1,003,636
First Midwest Bancorp Inc.	24,828	248,280
FirstMerit Corp.	37,932	613,360
Frontier Financial Corp.(a)	24,475	43,321
Fulton Financial Corp.	88,388	620,484
Glacier Bancorp Inc.	30,213	463,770
Hancock Holding Co.	13,495	369,358
Huntington Bancshares Inc.	186,368	536,740
International Bancshares Corp.	27,219	495,930
KeyCorp	252,819	1,840,522
M&T Bank Corp.	40,213	1,564,688
Marshall & Ilsley Corp.	123,470	705,014
MB Financial Inc.	17,705	289,300
National Penn Bancshares Inc.	40,457	391,624
Northern Trust Corp.	113,935	6,553,541
Old National Bancorp	34,130	434,475
Pacific Capital Bancorp	23,790	252,412
PacWest Bancorp	13,176	222,806
Park National Corp.(a)	5,728	310,744
PNC Financial Services Group Inc. (The)	192,061	6,245,824
Popular Inc.(a)	130,673	358,044
PrivateBancorp Inc.(a)	15,919	232,099
Prosperity Bancshares Inc.	23,544	636,865
Provident Bankshares Corp.	16,690	107,150
Regions Financial Corp.	356,051	1,231,936
South Financial Group Inc. (The)(a)	38,429	72,247
State Street Corp.	220,426	5,129,313
Sterling Bancshares Inc.	37,679	209,495
Sterling Financial Corp. (Washington)	26,377	48,797
SunTrust Banks Inc.	180,865	2,217,405
Susquehanna Bancshares Inc.	43,802	481,822

SVB Financial Group(b)	16,564	344,034
Synovus Financial Corp.	138,963	550,293
TCF Financial Corp.	63,025	780,880
TrustCo Bank Corp. NY	38,979	261,159
Trustmark Corp.(a)	25,905	525,871
U.S. Bancorp	881,968	13,088,405
UCBH Holdings Inc.(a)	56,187	130,916
UMB Financial Corp.	15,900	615,966
Umpqua Holdings Corp.(a)	30,567	299,557
United Bancshares Inc.	21,816	457,918
United Community Banks Inc.(a)	24,467	126,005
Valley National Bancorp	68,603	893,211
Webster Financial Corp.	26,691	111,568
Wells Fargo & Co.	2,008,017	37,951,521
Westamerica Bancorporation(a)	14,914	637,275
Whitney Holding Corp.	32,606	423,552
Wilmington Trust Corp.	34,243	468,787
Wintrust Financial Corp.	12,306	164,531
Zions Bancorporation	58,615	874,536

		145,292,422
COMMERCIAL SERVICES—2.88%
Equifax Inc.	64,668	1,598,593
Moody’s Corp.	97,983	2,098,796
Visa Inc. Class A	228,173	11,260,338

		14,957,727
DIVERSIFIED FINANCIAL SERVICES—29.19%
Affiliated Managers Group Inc.(b)	20,638	829,441
American Express Co.	523,694	8,761,401
AmeriCredit Corp.(a)(b)	59,191	278,790
Ameriprise Financial Inc.	110,632	2,229,235
BlackRock Inc.	10,132	1,102,362
Capital One Financial Corp.	200,055	3,168,871
Charles Schwab Corp. (The)	481,007	6,536,885
CIT Group Inc.	183,076	510,782
Citigroup Inc.	2,781,217	9,873,320
CME Group Inc.	34,236	5,953,983
E*TRADE Financial Corp.(a)(b)	223,688	255,004
Eaton Vance Corp.	59,123	1,131,614
Federated Investors Inc. Class B	49,186	960,111
Franklin Resources Inc.	81,022	3,923,085
GLG Partners Inc.(a)	101,782	208,653
Goldman Sachs Group Inc. (The)	204,693	16,524,866
IntercontinentalExchange Inc.(b)	36,920	2,101,856
Invesco Ltd.	197,978	2,334,161
Investment Technology Group Inc.(b)	22,315	483,789
Janus Capital Group Inc.	80,889	424,667
Jefferies Group Inc.(a)	59,088	681,876
JPMorgan Chase & Co.	1,906,742	48,640,988
Knight Capital Group Inc. Class A(b)	46,502	838,431
Lazard Ltd. Class A	38,660	1,024,490
Legg Mason Inc.	71,003	1,140,308
MasterCard Inc. Class A	41,150	5,587,347
MF Global Ltd.(a)(b)	51,337	138,610
Morgan Stanley	494,780	10,009,399
MSCI Inc. Class A(b)	36,752	638,015
NASDAQ OMX Group Inc. (The)(b)	80,716	1,761,223
National Financial Partners Corp.	21,057	54,116
NYSE Euronext Inc.	114,525	2,519,550
optionsXpress Holdings Inc.	23,627	257,298
Piper Jaffray Companies(b)	9,923	284,889
Raymond James Financial Inc.	49,465	915,597
SEI Investments Co.	71,033	899,988

SLM Corp.(b)	238,371	2,729,348
SWS Group Inc.	13,861	203,064
T. Rowe Price Group Inc.	132,746	3,661,135
TD Ameritrade Holding Corp.(b)	123,758	1,391,040
Virtus Investment Partners Inc.(b)	2,676	16,217
Waddell & Reed Financial Inc. Class A	43,498	614,192

		151,599,997
INSURANCE—23.54%
ACE Ltd.	169,985	7,421,545
Aflac Inc.	238,347	5,532,034
Alleghany Corp.(b)	3,023	823,556
Allied World Assurance Holdings Ltd.	18,035	679,919
Allstate Corp. (The)	273,722	5,931,556
Ambac Financial Group Inc.	146,890	167,455
American Financial Group Inc.	39,752	674,989
American International Group Inc.	1,209,416	1,548,052
American National Insurance Co.	8,090	451,826
Aon Corp.	121,454	4,499,871
Arch Capital Group Ltd.(b)	25,462	1,531,539
Arthur J. Gallagher & Co.	48,739	1,148,778
Aspen Insurance Holdings Ltd.	36,116	798,164
Assurant Inc.	50,460	1,332,144
Assured Guaranty Ltd.(a)	30,012	228,992
Axis Capital Holdings Ltd.	72,283	1,753,586
Brown & Brown Inc.	58,176	1,112,907
Chubb Corp.	181,622	7,733,465
Cincinnati Financial Corp.	77,685	1,703,632
Conseco Inc.(b)	93,590	218,065
Delphi Financial Group Inc. Class A	21,065	319,556
Endurance Specialty Holdings Ltd.	26,002	708,815
Erie Indemnity Co. Class A	16,499	584,890
Everest Re Group Ltd.	29,802	1,877,526
Fidelity National Financial Inc.	108,177	1,581,548
First American Corp.	41,641	909,439
Genworth Financial Inc. Class A	221,451	513,766
Hanover Insurance Group Inc. (The)	26,232	1,060,297
Hartford Financial Services Group Inc. (The)	153,889	2,025,179
HCC Insurance Holdings Inc.	58,869	1,378,123
Horace Mann Educators Corp.	19,418	181,558
IPC Holdings Ltd.	23,959	614,788
Lincoln National Corp.	132,488	2,004,543
Loews Corp.	180,932	4,414,741
Markel Corp.(b)	5,076	1,370,672
Marsh & McLennan Companies Inc.	260,858	5,042,385
Max Capital Group Ltd.	24,043	408,971
MBIA Inc.(a)(b)	119,348	460,683
Mercury General Corp.	13,547	524,811
MetLife Inc.	258,281	7,420,413
MGIC Investment Corp.(a)	65,546	180,907
Montpelier Re Holdings Ltd.	43,592	616,391
Old Republic International Corp.	118,503	1,222,951
PartnerRe Ltd.	28,159	1,845,259
Phoenix Companies Inc. (The)	56,727	99,272
Platinum Underwriters Holdings Ltd.	24,534	682,291
Principal Financial Group Inc.	122,778	2,036,887
ProAssurance Corp.(b)	15,901	751,481
Progressive Corp. (The)(b)	324,064	3,937,378
Protective Life Corp.	35,429	293,352
Prudential Financial Inc.	217,230	5,593,672
Reinsurance Group of America Inc.	36,917	1,315,353
RenaissanceRe Holdings Ltd.	31,373	1,402,059
RLI Corp.	9,735	549,930
Selective Insurance Group Inc.	26,932	413,406

StanCorp Financial Group Inc.	24,952	644,261
Torchmark Corp.	43,557	1,306,710
Transatlantic Holdings Inc.	13,537	435,215
Travelers Companies Inc. (The)	298,618	11,538,599
Unitrin Inc.	23,136	295,215
Unum Group	168,991	2,392,913
W.R. Berkley Corp.	71,999	1,906,534
White Mountains Insurance Group Ltd.	3,907	943,540
Willis Group Holdings Ltd.	84,980	2,104,105
XL Capital Ltd. Class A	169,750	492,275
Zenith National Insurance Corp.	19,102	535,620

		122,230,355
REAL ESTATE—0.57%
Brookfield Properties Corp.	104,437	562,915
CB Richard Ellis Group Inc. Class A(b)	119,558	430,409
Forest City Enterprises Inc. Class A	34,432	232,760
Forestar Group Inc.(b)	17,169	191,434
Jones Lang LaSalle Inc.	17,805	420,376
St. Joe Co. (The)(a)(b)	47,064	1,131,889

		2,969,783
REAL ESTATE INVESTMENT TRUSTS—13.71%
Alexandria Real Estate Equities Inc.	16,231	963,148
AMB Property Corp.	49,791	802,631
American Campus Communities Inc.	21,511	459,690
Annaly Capital Management Inc.	274,752	4,159,745
Apartment Investment and Management Co. Class A(a)	60,098	534,271
AvalonBay Communities Inc.(a)	39,314	2,036,858
BioMed Realty Trust Inc.	40,864	451,139
Boston Properties Inc.	60,687	2,627,747
Brandywine Realty Trust	45,255	270,172
BRE Properties Inc. Class A(a)	25,981	659,658
Camden Property Trust	26,815	706,843
CapitalSource Inc.	118,142	430,037
CBL & Associates Properties Inc.	34,636	140,969
Colonial Properties Trust	21,796	160,201
Corporate Office Properties Trust	26,249	692,449
Cousins Properties Inc.	11,449	110,025
DCT Industrial Trust Inc.	87,366	318,886
Developers Diversified Realty Corp.	60,917	292,402
DiamondRock Hospitality Co.	46,160	189,256
Digital Realty Trust Inc.(a)	34,444	1,098,764
Douglas Emmett Inc.	55,217	513,518
Duke Realty Corp.	74,036	681,872
Entertainment Properties Trust	16,703	378,323
Equity Lifestyle Properties Inc.	11,737	442,837
Equity Residential	138,616	3,317,081
Essex Property Trust Inc.	13,619	899,535
Federal Realty Investment Trust(a)	30,100	1,523,963
FelCor Lodging Trust Inc.	33,163	48,086
First Industrial Realty Trust Inc.(a)	22,851	124,309
Franklin Street Properties Corp.	33,007	376,940
HCP Inc.	128,933	3,009,296
Health Care REIT Inc.	52,843	1,997,994
Healthcare Realty Trust Inc.	29,943	494,359
Highwoods Properties Inc.	32,347	729,748
Home Properties Inc.	16,492	591,898
Hospitality Properties Trust	48,238	647,354
Host Hotels & Resorts Inc.	266,686	1,434,771
HRPT Properties Trust	114,695	364,730
iStar Financial Inc.(a)	65,459	68,732
Kilroy Realty Corp.	16,850	385,191

Kimco Realty Corp.	117,889	1,695,244
LaSalle Hotel Properties	21,056	175,396
Lexington Realty Trust	40,751	180,527
Liberty Property Trust	50,341	1,006,820
Macerich Co. (The)(a)	38,700	570,438
Mack-Cali Realty Corp.	33,333	677,327
Maguire Properties Inc.(a)(b)	19,573	40,712
MFA Mortgage Investments Inc.	105,155	602,538
Mid-America Apartment Communities Inc.	14,313	422,806
National Retail Properties Inc.	39,866	575,266
Nationwide Health Properties Inc.	50,949	1,300,728
Newcastle Investment Corp.(a)	28,352	15,027
Omega Healthcare Investors Inc.	41,669	609,617
Pennsylvania Real Estate Investment Trust	20,154	89,282
Plum Creek Timber Co. Inc.	85,124	2,619,265
Post Properties Inc.	22,603	295,873
Potlatch Corp.	20,247	510,022
ProLogis	136,158	1,362,942
Public Storage	65,662	4,062,508
RAIT Financial Trust	30,742	53,184
Rayonier Inc.	40,196	1,183,370
Realty Income Corp.(a)	53,043	1,022,139
Redwood Trust Inc.	25,188	319,636
Regency Centers Corp.	35,468	1,252,020
Senior Housing Properties Trust	58,253	942,534
Simon Property Group Inc.	114,049	4,901,826
SL Green Realty Corp.	29,047	456,328
Strategic Hotels & Resorts Inc.	39,229	53,744
Sunstone Hotel Investors Inc.	25,369	109,340
Tanger Factory Outlet Centers Inc.	16,071	486,951
Taubman Centers Inc.	27,099	537,915
UDR Inc.	73,398	860,959
Ventas Inc.	73,008	2,034,733
Vornado Realty Trust	73,522	3,735,653
Washington Real Estate Investment Trust	25,748	613,060
Weingarten Realty Investors(a)	41,086	665,182

		71,176,340
SAVINGS & LOANS—1.93%
Astoria Financial Corp.	44,638	405,313
Dime Community Bancshares Inc.	16,025	161,051
First Niagara Financial Group Inc.	60,308	787,622
Hudson City Bancorp Inc.	246,608	2,860,653
New York Community Bancorp Inc.	175,744	2,328,608
NewAlliance Bancshares Inc.	50,929	559,710
People’s United Financial Inc.	87,697	1,434,723
Provident Financial Services Inc.	28,488	311,374
TFS Financial Corp.	49,513	636,737
Washington Federal Inc.	44,345	544,557

		10,030,348

TOTAL COMMON STOCKS
(Cost: $1,084,176,429)		518,256,972

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.54%

MONEY MARKET FUNDS—1.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	6,378,155	6,378,155
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	1,031,068	1,031,068
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	569,321	569,321

		7,978,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,978,544)		7,978,544

TOTAL INVESTMENTS IN SECURITIES—101.34%
(Cost: $1,092,154,973)		526,235,516
Other Assets, Less Liabilities—(1.34)%		(6,939,742)

NET ASSETS—100.00%		$519,295,774

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

BANKS—44.83%
Associated Banc-Corp.	31,931	$499,720
BancorpSouth Inc.	20,693	391,098
Bank of America Corp.	1,668,153	10,976,447
Bank of Hawaii Corp.	12,793	458,885
Bank of New York Mellon Corp. (The)	304,727	7,843,673
BB&T Corp.	147,549	2,919,995
BOK Financial Corp.	5,988	223,352
Cathay General Bancorp(a)	13,239	168,135
Citizens Republic Bancorp Inc.(b)	34,259	39,398
City National Corp.	10,641	368,285
Colonial BancGroup Inc. (The)(a)	53,729	42,446
Comerica Inc.	40,424	673,464
Commerce Bancshares Inc.	16,499	576,640
Cullen/Frost Bankers Inc.	15,022	657,513
Discover Financial Services LLC	127,661	912,776
East West Bancorp Inc.	16,781	159,252
F.N.B. Corp. (Pennsylvania)	24,144	190,979
Fifth Third Bancorp	141,980	339,332
First BanCorp	20,384	144,930
First Horizon National Corp.(a)	55,067	524,238
First Midwest Bancorp Inc.	13,033	130,330
FirstMerit Corp.	20,020	323,723
Frontier Financial Corp.(a)	13,166	23,304
Fulton Financial Corp.(a)	46,552	326,795
Glacier Bancorp Inc.	15,776	242,162
Hancock Holding Co.	7,077	193,697
Huntington Bancshares Inc.	97,438	280,621
International Bancshares Corp.	14,308	260,692
KeyCorp	132,254	962,809
M&T Bank Corp.	21,038	818,589
Marshall & Ilsley Corp.	65,278	372,737
MB Financial Inc.	9,224	150,720
National Penn Bancshares Inc.	21,125	204,490
Northern Trust Corp.	59,685	3,433,081
Old National Bancorp	17,817	226,810
Pacific Capital Bancorp(a)	12,516	132,795
PacWest Bancorp	6,777	114,599
Park National Corp.	3,036	164,703
PNC Financial Services Group Inc. (The)	100,606	3,271,707

Popular Inc.(a)	68,101	186,597
PrivateBancorp Inc.(a)	8,290	120,868
Prosperity Bancshares Inc.	12,340	333,797
Provident Bankshares Corp.	8,856	56,856
Regions Financial Corp.	186,180	644,183
South Financial Group Inc. (The)	19,458	36,581
State Street Corp.	115,536	2,688,523
Sterling Bancshares Inc.	19,821	110,205
Sterling Financial Corp. (Washington)	13,820	25,567
SunTrust Banks Inc.	94,715	1,161,206
Susquehanna Bancshares Inc.	23,002	253,022
SVB Financial Group(b)	8,690	180,491
Synovus Financial Corp.	73,692	291,820
TCF Financial Corp.	33,220	411,596
TrustCo Bank Corp. NY	20,343	136,298
Trustmark Corp.	13,538	274,821
U.S. Bancorp	462,015	6,856,303
UCBH Holdings Inc.(a)	29,264	68,185
UMB Financial Corp.	8,279	320,728
Umpqua Holdings Corp.	16,090	157,682
United Bancshares Inc.	11,421	239,727
United Community Banks Inc.(a)	12,816	66,002
Valley National Bancorp	36,232	471,741
Webster Financial Corp.	14,108	58,971
Wells Fargo & Co.	1,051,904	19,880,986
Westamerica Bancorporation(a)	7,732	330,388
Whitney Holding Corp.	17,171	223,051
Wilmington Trust Corp.	17,975	246,078
Wintrust Financial Corp.	6,336	84,712
Zions Bancorporation	30,962	461,953

		76,123,860
COMMERCIAL SERVICES—4.61%
Equifax Inc.	33,788	835,239
Moody’s Corp.	51,243	1,097,625
Visa Inc. Class A	119,516	5,898,115

		7,830,979
DIVERSIFIED FINANCIAL SERVICES—44.56%
Affiliated Managers Group Inc.(b)	10,862	436,544
American Express Co.	274,201	4,587,383
AmeriCredit Corp.(a)(b)	31,231	147,098
Ameriprise Financial Inc.	57,902	1,166,725
BlackRock Inc.	5,299	576,531
Capital One Financial Corp.	104,814	1,660,254
Charles Schwab Corp. (The)	251,971	3,424,286
CIT Group Inc.	96,156	268,275
Citigroup Inc.	1,456,915	5,172,048
CME Group Inc.	17,925	3,117,337
E*TRADE Financial Corp.(a)(b)	119,937	136,728
Eaton Vance Corp.	30,880	591,043
Federated Investors Inc. Class B	25,568	499,087
Franklin Resources Inc.	42,450	2,055,429
GLG Partners Inc.(a)	53,554	109,786
Goldman Sachs Group Inc. (The)	107,226	8,656,355
IntercontinentalExchange Inc.(b)	19,329	1,100,400
Invesco Ltd.	103,682	1,222,411
Investment Technology Group Inc.(b)	11,544	250,274

Janus Capital Group Inc.	42,058	220,805
Jefferies Group Inc.(a)	31,016	357,925
JPMorgan Chase & Co.	998,849	25,480,638
Knight Capital Group Inc. Class A(b)	24,220	436,687
Lazard Ltd. Class A	20,332	538,798
Legg Mason Inc.	37,080	595,505
MF Global Ltd.(a)(b)	27,284	73,667
Morgan Stanley	259,189	5,243,393
NASDAQ OMX Group Inc. (The)(b)	42,194	920,673
National Financial Partners Corp.(a)	11,067	28,442
NYSE Euronext Inc.	60,007	1,320,154
optionsXpress Holdings Inc.	12,396	134,992
Piper Jaffray Companies(b)	5,131	147,311
Raymond James Financial Inc.	25,810	477,743
SLM Corp.(b)	124,730	1,428,159
SWS Group Inc.	7,260	106,359
T. Rowe Price Group Inc.	69,494	1,916,645
TD Ameritrade Holding Corp.(b)	64,645	726,610
Virtus Investment Partners Inc.(b)	1,434	8,690
Waddell & Reed Financial Inc. Class A	22,620	319,394

		75,660,584
INSURANCE—0.54%
Fidelity National Financial Inc.	56,566	826,995
MGIC Investment Corp.(a)	33,592	92,714

		919,709
SAVINGS & LOANS—3.09%
Astoria Financial Corp.	23,368	212,181
Dime Community Bancshares Inc.	8,268	83,093
First Niagara Financial Group Inc.	31,868	416,196
Hudson City Bancorp Inc.	129,044	1,496,910
New York Community Bancorp Inc.	92,004	1,219,053
NewAlliance Bancshares Inc.	26,749	293,972
People’s United Financial Inc.	45,813	749,501
Provident Financial Services Inc.	15,044	164,431
TFS Financial Corp.	25,914	333,254
Washington Federal Inc.	23,200	284,896

		5,253,487
SOFTWARE—2.20%
MasterCard Inc. Class A	21,579	2,929,997
MSCI Inc. Class A(b)	19,364	336,159
SEI Investments Co.	37,458	474,593

		3,740,749

TOTAL COMMON STOCKS
(Cost: $419,344,020)		169,529,368

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	1,846,987	1,846,987
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	298,577	298,577
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	187,470	187,470

		2,333,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,333,034)		2,333,034

TOTAL INVESTMENTS IN SECURITIES—101.20%
(Cost: $421,677,054)		171,862,402
Other Assets, Less Liabilities—(1.20)%		(2,043,848)

NET ASSETS—100.00%		$169,818,554

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.95%

COMMERCIAL SERVICES—1.56%
Healthcare Services Group Inc.	41,296	$632,655
HMS Holdings Corp.(a)	23,636	731,534

		1,364,189
DIALYSIS CENTERS—3.20%
DaVita Inc.(a)	59,648	2,803,456

		2,803,456
INTERNET APPLICATIONS SOFTWARE—0.38%
eResearch Technology Inc.(a)	57,140	330,841

		330,841
LIFE/HEALTH INSURANCE—0.53%
Universal American Corp.(a)	46,943	463,327

		463,327
MEDICAL - DRUGS—0.62%
PharMerica Corp.(a)	32,936	541,468

		541,468
MEDICAL - HMO—47.17%
Aetna Inc.	210,935	6,538,985
AMERIGROUP Corp.(a)	43,985	1,230,260
Centene Corp.(a)	43,224	766,361
CIGNA Corp.	164,155	2,849,731
Coventry Health Care Inc.(a)	113,427	1,716,150
Health Net Inc.(a)	91,436	1,337,709
HealthSpring Inc.(a)	49,962	870,338
Humana Inc.(a)	94,740	3,593,488
Magellan Health Services Inc.(a)	33,075	1,197,976
Molina Healthcare Inc.(a)	18,077	317,071
UnitedHealth Group Inc.	422,616	11,972,711
WellCare Health Plans Inc.(a)	47,123	696,478
WellPoint Inc.(a)	197,352	8,180,240

		41,267,498
MEDICAL - HOSPITALS—5.73%
Community Health Systems Inc.(a)	81,036	1,510,511
Health Management Associates Inc. Class A(a)	286,566	455,640
LifePoint Hospitals Inc.(a)	47,366	1,067,630
Tenet Healthcare Corp.(a)	505,130	540,489
Universal Health Services Inc. Class B	38,022	1,439,133

		5,013,403
MEDICAL - NURSING HOMES—2.00%
Assisted Living Concepts Inc.(a)	70,458	279,718
Kindred Healthcare Inc.(a)	38,508	522,554

Odyssey Healthcare Inc.(a)	41,792	414,577
Sun Healthcare Group Inc.(a)	46,741	529,576

		1,746,425
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—4.74%
Amedisys Inc.(a)	24,180	996,941
AmSurg Corp.(a)	31,857	624,079
Gentiva Health Services Inc.(a)	28,206	713,048
Lincare Holdings Inc.(a)	57,925	1,393,096
Res-Care Inc.(a)	31,175	422,421

		4,149,585
MEDICAL LABS & TESTING SERVICES—10.29%
Covance Inc.(a)	44,766	1,727,968
Laboratory Corp. of America Holdings(a)	57,492	3,403,526
Quest Diagnostics Inc.	78,399	3,868,991

		9,000,485
PHARMACY SERVICES—16.31%
Catalyst Health Solutions Inc.(a)	33,488	737,406
Express Scripts Inc.(a)	92,524	4,974,090
Medco Health Solutions Inc.(a)	190,517	8,559,929

		14,271,425
PHYSICAL THERAPY/REHAB CENTERS—2.24%
HealthSouth Corp.(a)	84,433	839,264
Psychiatric Solutions Inc.(a)(b)	43,238	1,124,188

		1,963,452
PHYSICIAN PRACTICE MANAGEMENT—2.12%
Healthways Inc.(a)	42,408	586,079
Mednax Inc.(a)	37,848	1,270,557

		1,856,636
RESEARCH & DEVELOPMENT—3.06%
Kendle International Inc.(a)	16,380	312,858
PAREXEL International Corp.(a)	66,316	655,865
Pharmaceutical Product Development Inc.	71,353	1,704,623

		2,673,346

TOTAL COMMON STOCKS
(Cost: $144,945,058)		87,445,536

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.24%

MONEY MARKET FUNDS—2.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	1,623,950	1,623,950
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	262,521	262,521
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	78,019	78,019

		1,964,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,964,490)	1,964,490

TOTAL INVESTMENTS IN SECURITIES—102.19%
(Cost: $146,909,548)	89,410,026
Other Assets, Less Liabilities—(2.19)%	(1,918,054)

NET ASSETS—100.00%	$87,491,972

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

BIOTECHNOLOGY—14.34%
Abraxis BioScience Inc.(a)	4,052	$281,249
Affymetrix Inc.(a)	55,012	174,938
Alexion Pharmaceuticals Inc.(a)	52,553	1,937,629
Amgen Inc.(a)	713,336	39,126,480
Biogen Idec Inc.(a)	197,798	9,622,873
Bio-Rad Laboratories Inc. Class A(a)	12,594	800,223
Celera Corp.(a)	55,998	472,623
Celgene Corp.(a)	306,640	16,236,588
Charles River Laboratories International Inc.(a)	45,812	1,118,271
Enzo Biochem Inc.(a)	26,812	131,111
Enzon Pharmaceuticals Inc.(a)	28,777	187,338
Facet Biotech Corp.(a)	16,129	98,064
Genentech Inc.(a)	312,558	25,392,212
Genzyme Corp.(a)	179,894	12,398,295
Illumina Inc.(a)(b)	83,424	2,282,481
Incyte Corp.(a)	71,851	210,523
InterMune Inc.(a)(b)	22,598	258,521
Life Technologies Corp.(a)	116,345	2,962,144
Millipore Corp.(a)	36,647	2,021,449
Myriad Genetics Inc.(a)	31,351	2,337,844
Nektar Therapeutics(a)	63,072	259,226
PDL BioPharma Inc.	80,651	517,779
Regeneron Pharmaceuticals Inc.(a)	42,790	747,969
Savient Pharmaceuticals Inc.(a)	37,533	207,933
Vertex Pharmaceuticals Inc.(a)	101,647	3,359,433

		123,143,196
COMMERCIAL SERVICES—0.24%
PAREXEL International Corp.(a)	39,952	395,125
Pharmaceutical Product Development Inc.	70,725	1,689,620

		2,084,745
DISTRIBUTION & WHOLESALE—0.13%
Owens & Minor Inc.	27,485	1,093,078

		1,093,078
ELECTRONICS—1.54%
Thermo Fisher Scientific Inc.(a)	283,216	10,175,951
Varian Inc.(a)	20,057	558,387
Waters Corp.(a)	67,441	2,439,341

		13,173,679
HEALTH CARE - PRODUCTS—30.56%
Advanced Medical Optics Inc.(a)	41,639	914,809
Alcon Inc.	51,492	4,409,775
American Medical Systems Holdings Inc.(a)	49,652	531,276
Baxter International Inc.	418,097	24,521,389
Beckman Coulter Inc.	42,202	2,098,283
Becton, Dickinson and Co.	155,050	11,267,484

Boston Scientific Corp.(a)	1,000,858	8,877,610
C.R. Bard Inc.	66,930	5,727,200
Cepheid Inc.(a)	39,605	294,661
Cooper Companies Inc. (The)	31,167	591,238
Covidien Ltd.	333,192	12,774,581
DENTSPLY International Inc.	93,709	2,521,709
Edwards Lifesciences Corp.(a)	37,906	2,179,216
Gen-Probe Inc.(a)	36,424	1,639,808
Haemonetics Corp.(a)	17,142	1,013,949
Henry Schein Inc.(a)	60,627	2,269,269
Hill-Rom Holdings Inc.	41,857	589,347
Hologic Inc.(a)	173,005	2,039,729
IDEXX Laboratories Inc.(a)(b)	40,162	1,317,314
Immucor Inc.(a)	47,051	1,303,783
Intuitive Surgical Inc.(a)	26,436	2,728,988
Invacare Corp.	21,541	410,571
Inverness Medical Innovations Inc.(a)	52,394	1,282,081
Johnson & Johnson	1,884,198	108,699,383
Kinetic Concepts Inc.(a)	36,314	875,167
Masimo Corp.(a)	32,075	890,723
Medtronic Inc.	757,108	25,355,547
NuVasive Inc.(a)	24,272	906,316
Patterson Companies Inc.(a)	67,667	1,244,396
PSS World Medical Inc.(a)(b)	41,687	661,990
ResMed Inc.(a)	51,051	2,036,935
St. Jude Medical Inc.(a)	231,884	8,433,621
Steris Corp.	39,706	1,056,180
Stryker Corp.	208,812	8,820,219
TECHNE Corp.	26,016	1,560,180
Thoratec Corp.(a)	37,965	1,099,846
Varian Medical Systems Inc.(a)	84,779	3,147,844
West Pharmaceutical Services Inc.	21,739	722,170
Zimmer Holdings Inc.(a)	151,781	5,524,828

		262,339,415
HEALTH CARE - SERVICES—9.36%
Aetna Inc.	310,959	9,639,729
Amedisys Inc.(a)(b)	18,080	745,438
AMERIGROUP Corp.(a)	36,080	1,009,158
Centene Corp.(a)	29,882	529,808
Community Health Systems Inc.(a)	63,155	1,177,209
Covance Inc.(a)	42,974	1,658,796
Coventry Health Care Inc.(a)	100,386	1,518,840
DaVita Inc.(a)	70,218	3,300,246
Health Management Associates Inc. Class A(a)	165,829	263,668
Health Net Inc.(a)	70,355	1,029,294
HealthSouth Corp.(a)(b)	59,853	594,939
Healthways Inc.(a)	24,233	334,900
Humana Inc.(a)	114,748	4,352,392
Laboratory Corp. of America Holdings(a)	72,817	4,310,766
LifePoint Hospitals Inc.(a)	36,474	822,124
Lincare Holdings Inc.(a)	49,833	1,198,484
Magellan Health Services Inc.(a)	25,632	928,391
Mednax Inc.(a)	31,424	1,054,904
Odyssey Healthcare Inc.(a)(b)	22,603	224,222
Psychiatric Solutions Inc.(a)(b)	35,249	916,474
Quest Diagnostics Inc.	101,371	5,002,659
Tenet Healthcare Corp.(a)	335,562	359,051
UnitedHealth Group Inc.	828,439	23,469,677
Universal Health Services Inc. Class B	31,695	1,199,656

WellCare Health Plans Inc.(a)	28,363	419,205
WellPoint Inc.(a)	344,597	14,283,546

		80,343,576

INSURANCE—0.37%
CIGNA Corp.	183,663	3,188,390

		3,188,390
PHARMACEUTICALS—43.35%
Abbott Laboratories	1,037,389	57,512,846
Alkermes Inc.(a)	64,351	738,106
Allergan Inc.	207,141	7,896,215
Amylin Pharmaceuticals Inc.(a)(b)	93,439	1,080,155
Auxilium Pharmaceuticals Inc.(a)	27,113	828,573
BioMarin Pharmaceutical Inc.(a)(b)	67,861	1,307,003
Bristol-Myers Squibb Co.	1,326,736	28,405,418
Cephalon Inc.(a)(b)	45,509	3,512,385
Cubist Pharmaceuticals Inc.(a)	37,871	810,818
CV Therapeutics Inc.(a)	39,394	616,516
Eli Lilly and Co.	651,908	24,003,253
Endo Pharmaceuticals Holdings Inc.(a)	80,327	1,804,948
Express Scripts Inc.(a)	140,495	7,553,011
Forest Laboratories Inc.(a)	205,481	5,145,244
Gilead Sciences Inc.(a)	613,855	31,165,418
Hospira Inc.(a)	107,125	2,667,413
Isis Pharmaceuticals Inc.(a)(b)	61,600	870,408
King Pharmaceuticals Inc.(a)	165,764	1,448,777
Medarex Inc.(a)	88,131	526,142
Medco Health Solutions Inc.(a)	335,715	15,083,675
Medicines Co. (The)(a)	35,184	450,355
Medicis Pharmaceutical Corp. Class A	38,272	533,129
Merck & Co. Inc.	1,425,406	40,695,341
Mylan Inc.(a)(b)	205,390	2,327,069
Onyx Pharmaceuticals Inc.(a)	37,713	1,147,607
OSI Pharmaceuticals Inc.(a)	38,456	1,369,034
Par Pharmaceutical Companies Inc.(a)	24,072	296,326
Perrigo Co.	56,777	1,666,405
Pfizer Inc.	4,545,033	66,266,581
PharMerica Corp.(a)	18,873	310,272
Schering-Plough Corp.	1,091,813	19,172,236
Sepracor Inc.(a)	72,697	1,104,994
Theravance Inc.(a)(b)	35,707	470,618
United Therapeutics Corp.(a)	15,588	1,059,205
Valeant Pharmaceuticals International(a)(b)	46,814	1,015,864
Warner Chilcott Ltd. Class A(a)	56,857	781,784
Watson Pharmaceuticals Inc.(a)	70,350	1,919,148
Wyeth	899,525	38,652,589

		372,214,881

TOTAL COMMON STOCKS
(Cost: $1,168,926,853)		857,580,960

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.77%

MONEY MARKET FUNDS—1.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	12,474,966	12,474,966
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	2,016,654	2,016,654

Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	687,601	687,601

		15,179,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,179,221)		15,179,221

TOTAL INVESTMENTS IN SECURITIES—101.66%
(Cost: $1,184,106,074)		872,760,181
Other Assets, Less Liabilities—(1.66)%		(14,220,707)

NET ASSETS—100.00%		$858,539,474

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—10.59%
Cavco Industries Inc.(a)(b)(c)	308,357	$7,548,579
Palm Harbor Homes Inc.(a)(b)(c)	524,489	1,856,691
Skyline Corp.(c)	334,987	6,726,539

		16,131,809
BUILDING - RESIDENTIAL/COMMERCIAL—67.73%
Beazer Homes USA Inc.(a)(b)(c)	1,818,712	1,873,273
Centex Corp.	926,928	7,888,157
D.R. Horton Inc.	1,315,893	7,842,722
Hovnanian Enterprises Inc. Class A(a)(b)	1,991,931	3,366,363
KB Home(b)	683,448	7,292,390
Lennar Corp. Class A	1,139,160	8,760,141
M.D.C. Holdings Inc.	273,385	8,376,517
M/I Homes Inc.(b)(c)	541,720	4,788,805
Meritage Homes Corp.(a)(b)	588,234	6,482,339
NVR Inc.(a)(b)	31,000	13,208,789
Pulte Homes Inc.(b)	1,063,336	10,792,861
Ryland Group Inc.	449,844	7,017,566
Standard-Pacific Corp.(a)(c)	3,455,362	4,872,061
Toll Brothers Inc.(a)	623,895	10,618,693

		103,180,677
DISTRIBUTION/WHOLESALE—2.51%
Beacon Roofing Supply Inc.(a)	300,005	3,819,064

		3,819,064
DIVERSIFIED MANUFACTURING OPERATIONS—2.81%
Leggett & Platt Inc.	342,586	4,278,899

		4,278,899
HOME FURNISHINGS—1.75%
Ethan Allen Interiors Inc.	234,448	2,670,363

		2,670,363
REAL ESTATE OPERATING/DEVELOPMENT—2.57%
Avatar Holdings Inc.(a)	150,474	3,904,800

		3,904,800
RETAIL - BUILDING PRODUCTS—8.68%
Home Depot Inc.	317,090	6,826,948
Lowe’s Companies Inc.	350,334	6,400,602

		13,227,550
TEXTILE - HOME FURNISHINGS—3.26%
Mohawk Industries Inc.(a)	154,458	4,959,646

		4,959,646

TOTAL COMMON STOCKS
(Cost: $290,884,404)		152,172,808

Security	Shares	Value

SHORT-TERM INVESTMENTS—16.85%

MONEY MARKET FUNDS—16.85%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	21,997,337	21,997,337
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	3,556,004	3,556,004
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	117,824	117,824

		25,671,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,671,165)		25,671,165

TOTAL INVESTMENTS IN SECURITIES—116.75%
(Cost: $316,555,569)		177,843,973
Other Assets, Less Liabilities—(16.75)%		(25,509,918)

NET ASSETS—100.00%		$152,334,055

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—17.28%
AAR Corp.(a)(b)	8,237	$149,419
Alliant Techsystems Inc.(a)	6,931	560,094
BE Aerospace Inc.(a)	20,808	201,213
Boeing Co. (The)	139,071	5,884,094
Curtiss-Wright Corp.	9,489	306,495
Esterline Technologies Corp.(a)	6,257	225,815
General Dynamics Corp.	69,245	3,928,269
Goodrich Corp.	26,205	1,013,085
Kaman Corp.	5,376	102,628
L-3 Communications Holdings Inc.	25,376	2,005,212
Lockheed Martin Corp.	67,767	5,559,605
Moog Inc. Class A(a)	8,170	244,773
Northrop Grumman Corp.	64,721	3,114,375
Orbital Sciences Corp.(a)	12,322	206,640
Raytheon Co.	88,597	4,484,780
Rockwell Collins Inc.	34,177	1,287,789
Spirit AeroSystems Holdings Inc. Class A(a)	21,757	295,895
Teledyne Technologies Inc.(a)	7,158	199,493
United Technologies Corp.	186,337	8,942,313

		38,711,987
AUTO MANUFACTURERS—1.10%
Navistar International Corp.(a)	13,461	408,811
Oshkosh Corp.	15,568	112,401
PACCAR Inc.	73,201	1,931,774

		2,452,986
BUILDING MATERIALS—1.14%
Eagle Materials Inc.	9,259	167,403
Lennox International Inc.	11,080	311,459
Martin Marietta Materials Inc.(b)	8,799	708,495
Masco Corp.	77,702	607,630
NCI Building Systems Inc.(a)	4,072	47,194
Owens Corning(a)	18,671	249,071
Quanex Building Products Corp.	8,037	68,234
Simpson Manufacturing Co. Inc.(b)	8,023	161,022
Texas Industries Inc.	5,781	131,287
USG Corp.(a)	13,948	90,801

		2,542,596
CHEMICALS—0.45%
Sherwin-Williams Co. (The)	21,024	1,003,896

		1,003,896
COMMERCIAL SERVICES—6.22%
Accenture Ltd.	121,679	3,840,189
Administaff Inc.	4,752	100,220
Alliance Data Systems Corp.(a)(b)	13,673	568,660

Bowne & Co. Inc.	6,040	16,912
Brinks Home Security Holdings Inc.(a)	9,156	209,398
Convergys Corp.(a)	24,398	183,717
Corporate Executive Board Co. (The)	7,321	147,884
Corrections Corp. of America(a)	26,513	365,349
Deluxe Corp.	10,877	125,412
FTI Consulting Inc.(a)	10,630	435,936
Hewitt Associates Inc. Class A(a)	18,203	516,601
Iron Mountain Inc.(a)	38,676	791,311
Lender Processing Services Inc.	20,131	521,796
Manpower Inc.	16,519	470,131
Monster Worldwide Inc.(a)	25,429	234,201
MPS Group Inc.(a)	19,693	119,143
Navigant Consulting Inc.(a)	10,260	147,026
PHH Corp.(a)	11,389	125,848
Quanta Services Inc.(a)	41,701	891,567
R.R. Donnelley & Sons Co.	43,438	423,955
Resources Connection Inc.(a)	9,578	138,594
Robert Half International Inc.	33,013	559,570
Spherion Corp.(a)	11,132	15,919
TeleTech Holdings Inc.(a)	7,853	63,531
TrueBlue Inc.(a)	9,250	78,625
United Rentals Inc.(a)	10,707	59,745
Viad Corp.	4,230	94,033
VistaPrint Ltd.(a)(b)	8,659	198,291
Watson Wyatt Worldwide Inc.	8,985	417,802
Western Union Co.	152,075	2,077,344

		13,938,710
COMPUTERS—0.54%
Affiliated Computer Services Inc. Class A(a)	19,332	886,566
Jack Henry & Associates Inc.	18,140	322,892

		1,209,458
DISTRIBUTION & WHOLESALE—1.11%
Fastenal Co.(b)	29,600	1,011,728
United Stationers Inc.(a)	5,062	141,787
W.W. Grainger Inc.	13,739	1,002,260
Watsco Inc.(b)	5,230	172,851
WESCO International Inc.(a)	9,099	167,604

		2,496,230
ELECTRIC—0.32%
MDU Resources Group Inc.	35,629	708,661

		708,661
ELECTRICAL COMPONENTS & EQUIPMENT—3.46%
AMETEK Inc.	22,535	720,219
Belden Inc.	10,028	130,966
Emerson Electric Co.	165,922	5,425,649
Energy Conversion Devices Inc.(a)	9,737	245,080
EnerSys Inc.(a)	8,995	81,944
General Cable Corp.(a)(b)	11,402	187,677
GrafTech International Ltd.(a)	25,342	202,989
Hubbell Inc. Class B	10,294	319,114
Littelfuse Inc.(a)	4,577	70,028
Molex Inc.	13,988	187,020
Molex Inc. Class A	15,407	188,274

		7,758,960

ELECTRONICS—4.42%
Agilent Technologies Inc.(a)	74,386	1,344,899
Amphenol Corp. Class A	37,288	975,081
Arrow Electronics Inc.(a)	25,397	484,321
Avnet Inc.(a)	31,673	627,759
AVX Corp.	10,901	99,417
Benchmark Electronics Inc.(a)	13,804	162,059
Brady Corp. Class A	10,621	222,191
Checkpoint Systems Inc.(a)	8,146	72,907
CTS Corp.	7,109	36,540
Dionex Corp.(a)	3,868	195,876
Electro Scientific Industries Inc.(a)	4,955	31,316
Flextronics International Ltd.(a)	171,465	447,524
FLIR Systems Inc.(a)(b)	29,664	740,710
Itron Inc.(a)	7,193	469,703
Jabil Circuit Inc.	38,714	225,315
Methode Electronics Inc.	7,941	36,687
Mettler-Toledo International Inc.(a)	7,105	473,051
National Instruments Corp.	12,111	260,023
Park Electrochemical Corp.	4,023	70,604
PerkinElmer Inc.	25,360	320,043
Plexus Corp.(a)	8,315	120,235
Sanmina-SCI Corp.(a)	112,541	37,139
Taser International Inc.(a)(b)	13,564	68,769
Technitrol Inc.	8,335	18,337
Thomas & Betts Corp.(a)	11,862	253,728
Trimble Navigation Ltd.(a)	25,380	376,132
Tyco Electronics Ltd.	97,259	1,377,187
Vishay Intertechnology Inc.(a)	36,345	107,581
Woodward Governor Co.	12,083	248,547

		9,903,681
ENERGY - ALTERNATE SOURCES—0.02%
Headwaters Inc.(a)	9,065	41,064

		41,064
ENGINEERING & CONSTRUCTION—2.75%
AECOM Technology Corp.(a)	16,132	408,301
EMCOR Group Inc.(a)	13,995	288,157
Fluor Corp.	38,575	1,500,567
Foster Wheeler Ltd.(a)	28,336	565,870
Granite Construction Inc.	6,728	236,960
Insituform Technologies Inc. Class A(a)	5,914	110,947
Jacobs Engineering Group Inc.(a)	26,035	1,006,773
KBR Inc.	34,189	484,116
McDermott International Inc.(a)	48,304	500,912
Shaw Group Inc. (The)(a)	16,604	461,591
URS Corp.(a)	17,689	602,311

		6,166,505
ENVIRONMENTAL CONTROL—3.33%
Clean Harbors Inc.(a)	4,265	228,220
Mine Safety Appliances Co.	6,710	131,650
Nalco Holding Co.	29,172	286,177
Republic Services Inc.	71,087	1,838,310
Stericycle Inc.(a)	18,337	897,046
Tetra Tech Inc.(a)	12,607	292,861
Waste Connections Inc.(a)	16,947	491,802
Waste Management Inc.	105,269	3,283,340

		7,449,406
FOREST PRODUCTS & PAPER—0.90%
Louisiana-Pacific Corp.	21,939	45,633
MeadWestvaco Corp.	34,124	397,203

Rock-Tenn Co. Class A	8,096	252,352
Temple-Inland Inc.	19,652	111,427
Weyerhaeuser Co.	44,556	1,218,161

		2,024,776
HAND & MACHINE TOOLS—0.43%
Baldor Electric Co.	8,872	124,297
Kennametal Inc.	15,599	250,208
Lincoln Electric Holdings Inc.	8,626	355,132
Regal Beloit Corp.	6,784	230,385

		960,022
HOLDING COMPANIES - DIVERSIFIED—0.09%
Walter Industries Inc.	11,536	212,724

		212,724
HOUSEHOLD PRODUCTS & WARES—0.46%
Fortune Brands Inc.	31,876	1,020,032

		1,020,032
HOUSEWARES—0.10%
Toro Co. (The)	7,515	222,519

		222,519
INTERNET—0.10%
HLTH Corp.(a)(b)	19,050	216,789

		216,789
MACHINERY—5.74%
AGCO Corp.(a)	19,386	412,534
Albany International Corp. Class A	5,519	55,245
Astec Industries Inc.(a)(b)	3,607	88,624
Bucyrus International Inc.	15,775	244,512
Caterpillar Inc.	129,359	3,990,725
Cognex Corp.	7,823	102,168
Cummins Inc.	38,903	932,894
Deere & Co.	91,583	3,181,593
Flowserve Corp.	11,981	638,707
Gardner Denver Inc.(a)	10,897	237,228
Graco Inc.	12,737	270,916
IDEX Corp.	17,582	397,529
Joy Global Inc.	22,895	476,903
Manitowoc Co. Inc. (The)	27,301	150,155
Nordson Corp.	6,653	200,987
Rockwell Automation Inc.	26,964	702,143
Terex Corp.(a)	20,020	237,037
Wabtec Corp.	10,259	307,052
Zebra Technologies Corp. Class A(a)	13,442	226,229

		12,853,181
MANUFACTURING—26.92%
Actuant Corp. Class A	11,896	196,046
Acuity Brands Inc.	8,625	231,754
AptarGroup Inc.	13,600	419,152
Brink’s Co. (The)	8,347	220,611
Carlisle Companies Inc.	12,977	242,281
Ceradyne Inc.(a)	5,522	126,012
CLARCOR Inc.	10,789	327,338
Cooper Industries Ltd.	36,957	994,513
Crane Co.	11,266	196,254
Danaher Corp.	52,404	2,930,956
Donaldson Co. Inc.	14,300	445,016
Dover Corp.	39,546	1,118,361
Eaton Corp.	34,843	1,533,789

ESCO Technologies Inc.(a)	5,498	194,849
General Electric Co.	2,122,001	25,739,872
Harsco Corp.	17,816	422,596
Hexcel Corp.(a)	20,381	168,958
Honeywell International Inc.	141,164	4,631,591
Illinois Tool Works Inc.	93,314	3,047,635
Ingersoll-Rand Co. Ltd. Class A	67,479	1,093,835
ITT Industries Inc.	38,564	1,746,178
Pall Corp.	25,133	655,217
Parker Hannifin Corp.	34,250	1,308,693
Pentair Inc.	21,169	484,135
Roper Industries Inc.	19,015	782,277
SPX Corp.	11,482	483,507
Teleflex Inc.	8,414	447,457
Textron Inc.	51,070	461,162
3M Co.	136,213	7,326,897
Trinity Industries Inc.	16,747	192,758
Tyco International Ltd.	100,909	2,121,107

		60,290,807
METAL FABRICATE & HARDWARE—1.27%
Kaydon Corp.	7,286	198,179
Mueller Industries Inc.	7,970	160,356
Mueller Water Products Inc. Class A	24,411	165,262
Precision Castparts Corp.	29,616	1,923,559
Timken Co. (The)	16,359	243,586
Valmont Industries Inc.	4,010	162,726

		2,853,668
MINING—0.43%
Vulcan Materials Co.(b)	19,399	959,475

		959,475
PACKAGING & CONTAINERS—2.15%
Ball Corp.	20,171	773,356
Bemis Co. Inc.	21,299	480,718
Crown Holdings Inc.(a)	33,853	634,744
Greif Inc. Class A	5,003	151,391
Owens-Illinois Inc.(a)	35,514	674,766
Packaging Corp. of America	21,981	312,130
Pactiv Corp.(a)	27,664	598,096
Sealed Air Corp.	33,538	454,440
Silgan Holdings Inc.	5,342	244,877
Sonoco Products Co.	21,028	482,172

		4,806,690
RETAIL—0.23%
MSC Industrial Direct Co. Inc. Class A	9,301	318,652
World Fuel Services Corp.	6,152	207,753

		526,405
SEMICONDUCTORS—0.06%
ATMI Inc.(a)	6,861	92,692
Veeco Instruments Inc.(a)	6,590	31,830

		124,522
SOFTWARE—4.49%
Acxiom Corp.	14,009	133,226
Automatic Data Processing Inc.	108,299	3,934,503
Broadridge Financial Solutions Inc.	29,282	395,014
Fidelity National Information Services Inc.	40,274	640,759
Fiserv Inc.(a)	34,069	1,081,691
Global Payments Inc.	16,990	589,723
IMS Health Inc.	38,711	562,084

ManTech International Corp. Class A(a)	4,509	241,818
Metavante Technologies Inc.(a)	19,146	277,808
Paychex Inc.	68,873	1,672,925
Total System Services Inc.	42,172	533,898

		10,063,449
TELECOMMUNICATIONS—0.33%
Anixter International Inc.(a)(b)	6,487	175,019
Black Box Corp.	3,703	80,836
CommScope Inc.(a)	15,049	217,007
NeuStar Inc. Class A(a)	16,904	230,232
Newport Corp.(a)	7,832	41,901

		744,995
TEXTILES—0.32%
Cintas Corp.	28,274	643,233
G&K Services Inc. Class A	3,997	73,745

		716,978
TRANSPORTATION—13.63%
Alexander & Baldwin Inc.	8,815	194,283
American Commercial Lines Inc.(a)	8,682	35,075
Arkansas Best Corp.(b)	4,880	114,143
Burlington Northern Santa Fe Corp.	59,749	3,958,371
C.H. Robinson Worldwide Inc.	36,077	1,658,820
Con-way Inc.	9,634	212,237
CSX Corp.	83,833	2,427,804
Expeditors International Washington Inc.	45,307	1,259,988
FedEx Corp.	61,803	3,148,245
Forward Air Corp.	6,162	124,842
Genco Shipping & Trading Ltd.	6,601	102,646
General Maritime Corp.	10,322	109,620
Genesee & Wyoming Inc. Class A(a)	6,763	183,751
Hub Group Inc. Class A(a)	7,923	179,852
J.B. Hunt Transport Services Inc.	23,631	526,262
Kansas City Southern Industries Inc.(a)	19,335	351,124
Kirby Corp.(a)	11,384	272,988
Landstar System Inc.	11,164	400,453
Norfolk Southern Corp.	78,691	3,018,587
Old Dominion Freight Line Inc.(a)	6,539	163,998
Overseas Shipholding Group Inc.	4,778	170,575
Pacer International Inc.	7,341	63,133
Ryder System Inc.	11,789	398,232
Teekay Corp.	9,128	159,923
Union Pacific Corp.	108,205	4,738,297
United Parcel Service Inc. Class B	144,929	6,158,033
UTi Worldwide Inc.	19,274	211,243
Werner Enterprises Inc.	10,805	162,075
YRC Worldwide Inc.(a)	12,253	35,289

		30,539,889

TRUCKING & LEASING—0.10%
GATX Corp.	9,088	219,021

		219,021

TOTAL COMMON STOCKS
(Cost: $409,343,265)		223,740,082

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.80%

MONEY MARKET FUNDS—1.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,324,787	3,324,787
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	537,472	537,472
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	162,785	162,785

		4,025,044

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,025,044)		4,025,044

TOTAL INVESTMENTS IN SECURITIES—101.69%
(Cost: $413,368,309)		227,765,126
Other Assets, Less Liabilities—(1.69)%		(3,777,098)

NET ASSETS—100.00%		$223,988,028

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

FINANCIAL GUARANTEE INSURANCE—1.14%
Ambac Financial Group Inc.	61,741	$70,385
Assured Guaranty Ltd.(a)	12,058	92,002
MBIA Inc.(a)(b)	44,136	170,365

		332,752
INSURANCE BROKERS—3.50%
Arthur J. Gallagher & Co.	17,228	406,064
Brown & Brown Inc.	20,613	394,327
Erie Indemnity Co. Class A	6,160	218,372

		1,018,763
LIFE/HEALTH INSURANCE—22.72%
Aflac Inc.	67,681	1,570,876
American Equity Investment Life Holding Co.	11,780	78,808
Conseco Inc.(b)	38,285	89,204
Delphi Financial Group Inc. Class A	8,373	127,018
Lincoln National Corp.	44,114	667,445
National Western Life Insurance Co. Class A	505	62,686
Phoenix Companies Inc. (The)	24,477	42,835
Presidential Life Corp.	4,805	46,464
Principal Financial Group Inc.	40,577	673,172
Protective Life Corp.	14,085	116,624
Prudential Financial Inc.	65,285	1,681,089
StanCorp Financial Group Inc.	9,058	233,878
Torchmark Corp.	14,788	443,640
Unum Group	55,025	779,154

		6,612,893
MULTI - LINE INSURANCE—32.18%
Allstate Corp. (The)	80,018	1,733,990
American Financial Group Inc.	14,402	244,546
American National Insurance Co.	3,057	170,733
Assurant Inc.	17,741	468,362
Cincinnati Financial Corp.	25,724	564,127
CNA Financial Corp.	6,288	73,129
Genworth Financial Inc. Class A	81,691	189,523
Hanover Insurance Group Inc. (The)	9,394	379,705
Hartford Financial Services Group Inc. (The)	50,650	666,554
HCC Insurance Holdings Inc.	20,371	476,885
Horace Mann Educators Corp.	8,445	78,961
Loews Corp.	55,319	1,349,784
MetLife Inc.	74,929	2,152,710
Old Republic International Corp.	41,687	430,210
United Fire & Casualty Co.	4,398	88,180
Unitrin Inc.	9,175	117,073
XL Capital Ltd. Class A	63,733	184,826

		9,369,298

PROPERTY/CASUALTY INSURANCE—38.84%
Alleghany Corp.(b)	1,106	301,308
AmTrust Financial Services Inc.	8,770	72,002
Arch Capital Group Ltd.(b)	8,703	523,485
Chubb Corp.	52,453	2,233,449
Employers Holdings Inc.	9,962	134,885
First American Corp.	14,894	325,285
Harleysville Group Inc.	2,738	77,869
Infinity Property and Casualty Corp.	2,920	112,128
Markel Corp.(b)	1,757	474,443
Mercury General Corp.	5,089	197,148
Navigators Group Inc. (The)(b)	2,728	140,055
OneBeacon Insurance Group Ltd.	5,389	45,537
ProAssurance Corp.(b)	5,841	276,046
Progressive Corp. (The)(b)	99,866	1,213,372
RLI Corp.	3,714	209,804
Safety Insurance Group Inc.	3,342	117,037
Selective Insurance Group Inc.	10,197	156,524
Stewart Information Services Corp.	3,781	56,110
Tower Group Inc.	4,275	107,174
Travelers Companies Inc. (The)	83,298	3,218,635
United America Indemnity Ltd. Class A(b)	3,989	42,204
W.R. Berkley Corp.	24,129	638,936
Wesco Financial Corp.	305	91,991
White Mountains Insurance Group Ltd.	1,407	339,790
Zenith National Insurance Corp.	7,189	201,580

		11,306,797
REINSURANCE—1.51%
Allied World Assurance Holdings Ltd.	6,685	252,024
Argo Group International Holdings Ltd.(b)	6,018	187,220

		439,244

TOTAL COMMON STOCKS
(Cost: $52,971,620)		29,079,747

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	86,478	86,478
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	13,980	13,980
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	27,687	27,687

		128,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,145)		128,145

TOTAL INVESTMENTS IN SECURITIES—100.33%
(Cost: $53,099,765)	29,207,892
Other Assets, Less Liabilities—(0.33)%	(97,090)

NET ASSETS—100.00%	$29,110,802

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.95%

DENTAL SUPPLIES & EQUIPMENT—0.71%
Sirona Dental Systems Inc.(a)(b)	147,563	$1,772,232

		1,772,232
DIAGNOSTIC EQUIPMENT—3.19%
Cepheid Inc.(a)	274,683	2,043,641
Immucor Inc.(a)	211,626	5,864,156

		7,907,797
ELECTRONIC MEASURING INSTRUMENTS—0.81%
Analogic Corp.	80,131	2,003,275

		2,003,275
ENTERPRISE SOFTWARE/SERVICES—0.58%
Omnicell Inc.(a)	184,037	1,437,329

		1,437,329
HOSPITAL BEDS/EQUIPMENT—3.25%
Hill-Rom Holdings Inc.(b)	223,906	3,152,596
Kinetic Concepts Inc.(a)(b)	203,397	4,901,868

		8,054,464
INSTRUMENTS - SCIENTIFIC—11.12%
Thermo Fisher Scientific Inc.(a)	465,503	16,725,523
Varian Inc.(a)	118,817	3,307,865
Waters Corp.(a)	207,847	7,517,826

		27,551,214
MEDICAL - BIOMEDICAL/GENE—4.55%
Bio-Rad Laboratories Inc. Class A(a)	65,129	4,138,297
Millipore Corp.(a)	129,206	7,127,003

		11,265,300
MEDICAL INSTRUMENTS—36.88%
Beckman Coulter Inc.	152,872	7,600,796
Boston Scientific Corp.(a)	1,792,540	15,899,830
Bruker Corp.(a)	384,815	1,550,804
ev3 Inc.(a)(b)	375,405	2,030,941
Integra LifeSciences Holdings Corp.(a)	92,743	2,572,691
Intuitive Surgical Inc.(a)	67,881	7,007,356
Medtronic Inc.	752,508	25,201,493
Natus Medical Inc.(a)	168,995	1,308,021
NuVasive Inc.(a)(b)	120,481	4,498,761
St. Jude Medical Inc.(a)	412,213	14,992,187
Symmetry Medical Inc.(a)	225,448	1,544,319
Thoratec Corp.(a)	169,466	4,909,430
Volcano Corp.(a)	174,622	2,282,310

		91,398,939

MEDICAL PRODUCTS—28.01%
ABIOMED Inc.(a)(b)	167,068	2,253,747
Accuray Inc.(a)(b)	324,851	2,007,579
American Medical Systems Holdings Inc.(a)(b)	342,334	3,662,974
Covidien Ltd.	479,754	18,393,768
Invacare Corp.	171,969	3,277,729
Stryker Corp.	351,336	14,840,433
Varian Medical Systems Inc.(a)(b)	236,692	8,788,374
Wright Medical Group Inc.(a)	165,248	3,427,243
Zimmer Holdings Inc.(a)	296,192	10,781,389
Zoll Medical Corp.(a)	123,683	1,980,165

		69,413,401
MEDICAL STERILIZATION PRODUCTS—2.04%
Steris Corp.	189,802	5,048,733

		5,048,733
OPTICAL SUPPLIES—3.28%
Advanced Medical Optics Inc.(a)(b)	370,326	8,136,062

		8,136,062
PATIENT MONITORING EQUIPMENT—1.83%
Masimo Corp.(a)	163,294	4,534,674

		4,534,674
RESPIRATORY PRODUCTS—2.84%
ResMed Inc.(a)	176,514	7,042,909

		7,042,909
ULTRA SOUND IMAGING SYSTEMS—0.86%
SonoSite Inc.(a)	111,648	2,120,195

		2,120,195

TOTAL COMMON STOCKS
(Cost: $393,614,097)		247,686,524

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.89%

MONEY MARKET FUNDS—7.89%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	16,711,997	16,711,997
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	2,701,596	2,701,596
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	132,992	132,992

		19,546,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,546,585)		19,546,585

TOTAL INVESTMENTS IN SECURITIES—107.84%
(Cost: $413,160,682)	267,233,109
Other Assets, Less Liabilities—(7.84)%	(19,435,479)

NET ASSETS—100.00%	$247,797,630

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

OIL - FIELD SERVICES—58.93%
Allis-Chalmers Energy Inc.(a)	51,663	$185,987
Baker Hughes Inc.	299,629	9,983,638
Basic Energy Services Inc.(a)	36,534	350,726
BJ Services Co.	326,387	3,590,257
Cal Dive International Inc.(a)	61,813	391,894
CARBO Ceramics Inc.	29,161	1,048,338
Exterran Holdings Inc.(a)	81,273	1,801,010
Global Industries Ltd.(a)(b)	132,906	458,526
Halliburton Co.	801,714	13,829,566
Helix Energy Solutions Group Inc.(a)	117,106	603,096
Hornbeck Offshore Services Inc.(a)	35,377	627,588
Key Energy Services Inc.(a)	171,046	583,267
Matrix Service Co.(a)	43,928	232,379
Newpark Resources Inc.(a)	131,856	555,114
Oceaneering International Inc.(a)	68,863	2,373,019
Oil States International Inc.(a)	65,154	1,192,970
RPC Inc.(b)	49,111	365,386
Schlumberger Ltd.	851,272	34,740,410
SEACOR Holdings Inc.(a)	25,318	1,646,683
Smith International Inc.	229,702	5,214,235
Superior Energy Services Inc.(a)	98,270	1,531,047
Tetra Technologies Inc.(a)	110,454	573,256
Weatherford International Ltd.(a)	653,363	7,206,594

		89,084,986
OIL & GAS DRILLING—21.57%
Atwood Oceanics Inc.(a)	72,745	1,211,204
Diamond Offshore Drilling Inc.	70,195	4,405,438
ENSCO International Inc.	153,655	4,204,001
Helmerich & Payne Inc.	113,180	2,542,023
Hercules Offshore Inc.(a)	132,721	493,722
Nabors Industries Ltd.(a)	314,115	3,439,559
Noble Corp.	270,261	7,337,586
Parker Drilling Co.(a)	168,737	357,722
Patterson-UTI Energy Inc.	190,341	1,819,660
Pioneer Drilling Co.(a)	75,762	376,537
Pride International Inc.(a)	197,205	3,178,945
Rowan Companies Inc.	136,173	1,723,950
Unit Corp.(a)	60,457	1,507,798

		32,598,145
OIL FIELD MACHINERY & EQUIPMENT—16.45%
Cameron International Corp.(a)	233,978	5,418,930
Complete Production Services Inc.(a)	73,553	471,475
Dresser-Rand Group Inc.(a)	102,133	1,989,551
Dril-Quip Inc.(a)	42,077	1,030,886
FMC Technologies Inc.(a)	141,510	4,187,281
Lufkin Industries Inc.	21,578	754,151
NATCO Group Inc. Class A(a)	31,198	534,422

National Oilwell Varco Inc.(a)	396,281	10,477,670

		24,864,366
SEISMIC DATA COLLECTION—0.14%
ION Geophysical Corp.(a)	137,791	206,687

		206,687
TRANSPORTATION - MARINE—2.19%
GulfMark Offshore Inc.(a)	31,582	756,073
Tidewater Inc.	61,346	2,552,607

		3,308,680
TRANSPORTATION - SERVICES—0.62%
Bristow Group Inc.(a)	39,053	944,692

		944,692

TOTAL COMMON STOCKS
(Cost: $310,062,110)		151,007,556

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.46%

MONEY MARKET FUNDS—0.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	455,855	455,855
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	73,692	73,692
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	167,395	167,395

		696,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $696,942)		696,942

TOTAL INVESTMENTS IN SECURITIES—100.36%
(Cost: $310,759,052)		151,704,498
Other Assets, Less Liabilities—(0.36)%		(545,267)

NET ASSETS—100.00%		$151,159,231

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.99%

OIL - U.S. ROYALTY TRUSTS—1.42%
BP Prudhoe Bay Royalty Trust(a)	21,678	$1,577,942
Hugoton Royalty Trust	49,239	643,061

		2,221,003
OIL & GAS DRILLING—0.38%
Atlas America Inc.	47,030	597,281

		597,281
OIL COMPANIES - EXPLORATION & PRODUCTION—86.93%
Anadarko Petroleum Corp.	232,088	8,526,913
Apache Corp.	155,768	11,682,600
Arena Resources Inc.(a)(b)	42,300	1,030,428
ATP Oil & Gas Corp.(b)	47,122	210,635
Berry Petroleum Co. Class A	58,120	427,763
Bill Barrett Corp.(b)	40,542	896,384
BPZ Resources Inc.(a)(b)	82,104	472,919
Cabot Oil & Gas Corp.	88,623	2,436,246
Carrizo Oil & Gas Inc.(a)(b)	38,182	529,203
Chesapeake Energy Corp.	365,074	5,771,820
Cimarex Energy Co.	74,681	1,855,076
Clayton Williams Energy Inc.(b)	13,857	551,509
CNX Gas Corp.(a)(b)	32,898	851,400
Comstock Resources Inc.(b)	42,239	1,610,573
Concho Resources Inc.(b)	63,490	1,601,218
Contango Oil & Gas Co.(b)	17,004	758,378
Continental Resources Inc.(a)(b)	39,434	815,101
Delta Petroleum Corp.(a)(b)	103,032	447,159
Denbury Resources Inc.(b)	221,421	2,710,193
Devon Energy Corp.	187,328	11,539,405
Encore Acquisition Co.(b)	54,311	1,476,173
EOG Resources Inc.	126,496	8,572,634
EXCO Resources Inc.(b)	173,620	1,760,507
Forest Oil Corp.(b)	86,878	1,303,170
GMX Resources Inc.(b)	25,714	582,936
Goodrich Petroleum Corp.(b)	30,792	889,889
Harvest Natural Resources Inc.(b)	59,229	236,916
Mariner Energy Inc.(b)	99,501	985,060
McMoRan Exploration Co.(a)(b)	79,451	531,527
Newfield Exploration Co.(b)	114,605	2,199,270
Noble Energy Inc.	107,254	5,247,938
Occidental Petroleum Corp.	319,840	17,447,272
Penn Virginia Corp.	45,729	942,017
Petrohawk Energy Corp.(b)	191,048	3,765,556
Petroleum Development Corp.(b)	21,966	378,913
PetroQuest Energy Inc.(b)	69,662	440,960
Pioneer Natural Resources Co.	109,566	1,604,046
Plains Exploration & Production Co.(b)	96,358	2,035,081
Quicksilver Resources Inc.(b)	149,727	1,037,608
Range Resources Corp.	110,988	3,977,810

Rosetta Resources Inc.(b)	75,726	459,657
SandRidge Energy Inc.(b)	119,641	796,809
Southwestern Energy Co.(b)	207,904	6,580,162
St. Mary Land & Exploration Co.	65,557	1,268,528
Stone Energy Corp.(b)	47,475	407,336
Swift Energy Co.(b)	39,815	609,966
Ultra Petroleum Corp.(b)	109,492	3,923,098
W&T Offshore Inc.	39,224	493,046
Warren Resources Inc.(b)	103,631	186,536
Whiting Petroleum Corp.(b)	43,259	1,254,511
XTO Energy Inc.	279,341	10,360,758

		136,480,613
OIL REFINING & MARKETING—11.26%
CVR Energy Inc.(b)	93,227	476,390
Frontier Oil Corp.	108,446	1,548,609
Holly Corp.	49,652	1,160,367
Sunoco Inc.	88,426	4,095,892
Tesoro Corp.	142,476	2,454,861
Valero Energy Corp.	305,688	7,373,195
Western Refining Inc.(a)	48,341	563,656

		17,672,970

TOTAL COMMON STOCKS
(Cost: $301,455,493)		156,971,867

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.38%

MONEY MARKET FUNDS—2.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,164,370	3,164,370
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	511,539	511,539
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	63,839	63,839

		3,739,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,739,748)		3,739,748

TOTAL INVESTMENTS IN SECURITIES—102.37%
(Cost: $305,195,241)		160,711,615
Other Assets, Less Liabilities—(2.37)%		(3,716,073)

NET ASSETS—100.00%		$156,995,542

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.79%

CONSUMER PRODUCTS - MISCELLANEOUS—0.71%
Prestige Brands Holdings Inc.(a)	132,561	$841,762

		841,762
DRUG DELIVERY SYSTEMS—2.61%
Alkermes Inc.(a)(b)	178,677	2,049,425
Noven Pharmaceuticals Inc.(a)	103,796	1,030,694

		3,080,119
MEDICAL - BIOMEDICAL/GENE—2.62%
AMAG Pharmaceuticals Inc.(a)(b)	44,503	1,568,731
Medicines Co. (The)(a)	118,216	1,513,165

		3,081,896
MEDICAL - DRUGS—71.37%
Abbott Laboratories	154,344	8,556,831
Allergan Inc.	118,500	4,517,220
Auxilium Pharmaceuticals Inc.(a)	81,478	2,489,968
Bristol-Myers Squibb Co.	293,126	6,275,828
Cephalon Inc.(a)(b)	43,179	3,332,555
Eli Lilly and Co.	164,475	6,055,969
Endo Pharmaceuticals Holdings Inc.(a)	111,986	2,516,325
Forest Laboratories Inc.(a)	152,043	3,807,157
King Pharmaceuticals Inc.(a)	255,541	2,233,428
Medicis Pharmaceutical Corp. Class A	121,337	1,690,224
Medivation Inc.(a)(b)	86,168	1,615,650
Merck & Co. Inc.	262,476	7,493,690
Pfizer Inc.	534,520	7,793,302
Rigel Pharmaceuticals Inc.(a)	149,627	1,045,893
Salix Pharmaceuticals Ltd.(a)	163,293	1,306,344
Schering-Plough Corp.	321,912	5,652,775
Sepracor Inc.(a)	176,028	2,675,626
Valeant Pharmaceuticals International(a)(b)	100,675	2,184,647
ViroPharma Inc.(a)	152,117	1,825,404
VIVUS Inc.(a)	223,983	1,099,757
Wyeth	187,593	8,060,871
XenoPort Inc.(a)	69,169	1,806,694

		84,036,158
MEDICAL - GENERIC DRUGS—8.37%
Mylan Inc.(a)(b)	280,117	3,173,726
Par Pharmaceutical Companies Inc.(a)	112,316	1,382,610
Perrigo Co.	83,360	2,446,616
Watson Pharmaceuticals Inc.(a)	104,498	2,850,705

		9,853,657
MEDICAL PRODUCTS—10.98%
Hospira Inc.(a)	111,923	2,786,883
Johnson & Johnson	175,801	10,141,959

		12,928,842

THERAPEUTICS—3.13%
Theravance Inc.(a)(b)	134,727	1,775,702
Warner Chilcott Ltd. Class A(a)	139,042	1,911,828

		3,687,530

TOTAL COMMON STOCKS
(Cost: $139,394,654)		117,509,964

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.99%

MONEY MARKET FUNDS—7.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	7,975,293	7,975,293
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	1,289,255	1,289,255
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	138,925	138,925

		9,403,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,403,473)		9,403,473

TOTAL INVESTMENTS IN SECURITIES—107.78%
(Cost: $148,798,127)		126,913,437
Other Assets, Less Liabilities—(7.78)%		(9,162,542)

NET ASSETS—100.00%		$117,750,895

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.72%

REAL ESTATE MANAGEMENT/SERVICES—1.14%
CB Richard Ellis Group Inc. Class A(a)	2,505,071	$9,018,256
Jones Lang LaSalle Inc.	371,833	8,778,977

		17,797,233
REAL ESTATE OPERATING/DEVELOPMENT—8.63%
Brookfield Properties Corp.	2,191,340	11,811,323
Forest City Enterprises Inc. Class A	720,071	4,867,680
Forestar Group Inc.(a)	351,430	3,918,444
Plum Creek Timber Co. Inc.(b)	1,794,775	55,225,227
Potlatch Corp.	425,808	10,726,104
Rayonier Inc.	844,073	24,849,509
St. Joe Co. (The)(a)(b)	987,328	23,745,238

		135,143,525
REITs - APARTMENTS—14.54%
American Campus Communities Inc.	456,101	9,746,878
Apartment Investment and Management Co. Class A(b)	1,262,142	11,220,442
AvalonBay Communities Inc.(b)	827,860	42,891,427
BRE Properties Inc. Class A(b)	550,881	13,986,869
Camden Property Trust	567,669	14,963,755
Equity Residential	2,916,545	69,792,922
Essex Property Trust Inc.(b)	288,622	19,063,483
Home Properties Inc.(b)	347,797	12,482,434
Mid-America Apartment Communities Inc.	303,994	8,979,983
Post Properties Inc.(b)	476,088	6,231,992
UDR Inc.(b)	1,577,594	18,505,178

		227,865,363
REITs - DIVERSIFIED—11.28%
CapitalSource Inc.	2,468,823	8,986,516
Colonial Properties Trust	452,911	3,328,896
Cousins Properties Inc.(b)	245,156	2,355,949
Digital Realty Trust Inc.(b)	725,292	23,136,815
Duke Realty Corp.	1,568,169	14,442,836
Entertainment Properties Trust	354,551	8,030,580
Lexington Realty Trust	836,893	3,707,436
Liberty Property Trust	1,056,080	21,121,600
Vornado Realty Trust(b)	1,548,132	78,660,587
Washington Real Estate Investment Trust(b)	545,848	12,996,641

		176,767,856
REITs - HEALTH CARE—13.98%
HCP Inc.	2,718,543	63,450,794
Health Care REIT Inc.(b)	1,113,440	42,099,166
Healthcare Realty Trust Inc.	633,849	10,464,847
Nationwide Health Properties Inc.	1,069,542	27,305,407
Omega Healthcare Investors Inc.	882,407	12,909,614

Senior Housing Properties Trust	1,233,333	19,955,328
Ventas Inc.	1,537,654	42,854,417

		219,039,573
REITs - HOTELS—3.55%
DiamondRock Hospitality Co.	973,586	3,991,703
FelCor Lodging Trust Inc.	680,668	986,969
Hospitality Properties Trust	1,010,968	13,567,191
Host Hotels & Resorts Inc.	5,606,481	30,162,868
LaSalle Hotel Properties(b)	441,428	3,677,095
Strategic Hotels & Resorts Inc.	803,712	1,101,085
Sunstone Hotel Investors Inc.	480,423	2,070,623

		55,557,534
REITs - MANUFACTURED HOMES—0.59%
Equity Lifestyle Properties Inc.	244,826	9,237,285

		9,237,285
REITs - MORTGAGE—7.03%
Annaly Capital Management Inc.	5,785,396	87,590,895
iStar Financial Inc.(b)	1,409,737	1,480,224
MFA Mortgage Investments Inc.	2,227,413	12,763,076
Newcastle Investment Corp.(b)	535,946	284,051
RAIT Financial Trust(b)	655,351	1,133,757
Redwood Trust Inc.(b)	540,044	6,853,158

		110,105,161
REITs - OFFICE PROPERTY—11.53%
Alexandria Real Estate Equities Inc.	343,282	20,370,354
BioMed Realty Trust Inc.	866,104	9,561,788
Boston Properties Inc.(b)	1,280,131	55,429,672
Brandywine Realty Trust	956,627	5,711,063
Corporate Office Properties Trust(b)	555,788	14,661,687
Douglas Emmett Inc.(b)	1,174,272	10,920,730
Franklin Street Properties Corp.	689,873	7,878,350
Highwoods Properties Inc.	684,155	15,434,537
HRPT Properties Trust	2,431,185	7,731,168
Kilroy Realty Corp.	356,689	8,153,911
Mack-Cali Realty Corp.	707,304	14,372,417
Maguire Properties Inc.(a)(b)	401,490	835,099
SL Green Realty Corp.(b)	615,050	9,662,435

		180,723,211
REITs - OUTLET CENTERS—2.16%
National Retail Properties Inc.(b)	844,552	12,186,885
Realty Income Corp.(b)	1,122,727	21,634,949

		33,821,834
REITs - REGIONAL MALLS—8.37%
CBL & Associates Properties Inc.(b)	713,255	2,902,948
Macerich Co. (The)(b)	820,023	12,087,139
Pennsylvania Real Estate Investment Trust(b)	372,372	1,649,608
Simon Property Group Inc.	2,403,192	103,289,192
Taubman Centers Inc.	566,975	11,254,454

		131,183,341
REITs - SHOPPING CENTERS—7.95%
Developers Diversified Realty Corp.	1,289,425	6,189,240
Federal Realty Investment Trust(b)	632,425	32,019,678
Kimco Realty Corp.(b)	2,482,636	35,700,306

Regency Centers Corp.(b)	745,085	26,301,501
Tanger Factory Outlet Centers Inc.	340,778	10,325,573
Weingarten Realty Investors(b)	870,321	14,090,497

		124,626,795
REITs - STORAGE—5.46%
Public Storage	1,383,024	85,567,695

		85,567,695
REITs - WAREHOUSE/INDUSTRIAL—3.51%
AMB Property Corp.	1,054,285	16,995,074
DCT Industrial Trust Inc.	1,852,370	6,761,151
First Industrial Realty Trust Inc.(b)	477,158	2,595,740
ProLogis	2,859,566	28,624,256

		54,976,221

TOTAL COMMON STOCKS
(Cost: $2,656,594,602)		1,562,412,627

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.93%

MONEY MARKET FUNDS—12.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	172,106,137	172,106,137
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	27,822,004	27,822,004
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	2,698,476	2,698,476

		202,626,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $202,626,617)		202,626,617

TOTAL INVESTMENTS IN SECURITIES—112.65%
(Cost: $2,859,221,219)		1,765,039,244
Other Assets, Less Liabilities—(12.65)%		(198,258,588)

NET ASSETS—100.00%		$1,566,780,656

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.86%

COMMERCIAL BANKS - CENTRAL U.S.—11.88%
Associated Banc-Corp.	83,600	$1,308,340
BOK Financial Corp.	15,930	594,189
Citizens Republic Bancorp Inc.(a)	89,448	102,865
Commerce Bancshares Inc.	43,156	1,508,302
Cullen/Frost Bankers Inc.	39,285	1,719,504
First Midwest Bancorp Inc.	34,417	344,170
FirstMerit Corp.	52,640	851,189
International Bancshares Corp.	37,794	688,607
Marshall & Ilsley Corp.	169,907	970,169
Old National Bancorp	46,978	598,030
Park National Corp.(b)	8,051	436,767
Prosperity Bancshares Inc.	32,516	879,558
Sterling Bancshares Inc.	52,788	293,501
TCF Financial Corp.	87,211	1,080,544
Wintrust Financial Corp.	17,095	228,560

		11,604,295
COMMERCIAL BANKS - EASTERN U.S.—6.20%
F.N.B. Corp. (Pennsylvania)	63,386	501,383
Fulton Financial Corp.	121,907	855,787
M&T Bank Corp.	54,735	2,129,739
Provident Bankshares Corp.(b)	23,780	152,668
Susquehanna Bancshares Inc.	60,709	667,799
TrustCo Bank Corp. NY	53,962	361,545
Valley National Bancorp	94,661	1,232,486
Webster Financial Corp.	36,812	153,874

		6,055,281
COMMERCIAL BANKS - SOUTHERN U.S.—16.44%
BancorpSouth Inc.	54,341	1,027,045
BB&T Corp.	378,602	7,492,534
Colonial BancGroup Inc. (The)	142,568	112,629
First BanCorp(b)	54,971	390,844
First Horizon National Corp.(b)	144,349	1,374,202
Hancock Holding Co.	18,676	511,162
Popular Inc.	179,736	492,477
Regions Financial Corp.	482,777	1,670,408
South Financial Group Inc. (The)(b)	52,044	97,843
Synovus Financial Corp.	192,289	761,464
Trustmark Corp.	35,714	724,994
United Bancshares Inc.	30,394	637,970
United Community Banks Inc.(b)	33,925	174,714
Whitney Holding Corp.	45,281	588,200

		16,056,486
COMMERCIAL BANKS - WESTERN U.S.—7.08%
Bank of Hawaii Corp.	33,530	1,202,721
Cathay General Bancorp(b)	35,013	444,665
City National Corp.	27,895	965,446

East West Bancorp Inc.	44,745	424,630
Pacific Capital Bancorp	33,158	351,806
PacWest Bancorp	18,029	304,870
Sterling Financial Corp. (Washington)	36,365	67,275
SVB Financial Group(a)	22,936	476,381
UCBH Holdings Inc.	77,657	180,941
Umpqua Holdings Corp.	42,685	418,313
Westamerica Bancorporation	20,456	874,085
Zions Bancorporation(b)	80,675	1,203,671

		6,914,804
FIDUCIARY BANKS—9.72%
Northern Trust Corp.	153,815	8,847,439
Wilmington Trust Corp.	47,402	648,933

		9,496,372
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—12.37%
Astoria Financial Corp.	61,509	558,502
Dime Community Bancshares Inc.	22,152	222,628
First Niagara Financial Group Inc.	83,362	1,088,708
Hudson City Bancorp Inc.	333,700	3,870,920
New York Community Bancorp Inc.	239,943	3,179,245
NewAlliance Bancshares Inc.	70,451	774,256
People’s United Financial Inc.	119,859	1,960,893
Provident Financial Services Inc.	39,747	434,435

		12,089,587
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.77%
Washington Federal Inc.	61,052	749,719

		749,719
SUPER-REGIONAL BANKS - U.S.—35.40%
Comerica Inc.	105,709	1,761,112
Fifth Third Bancorp	368,363	880,388
Huntington Bancshares Inc.(b)	256,651	739,155
KeyCorp	344,854	2,510,537
PNC Financial Services Group Inc. (The)	258,046	8,391,656
SunTrust Banks Inc.	243,989	2,991,305
U.S. Bancorp	1,166,032	17,303,915

		34,578,068

TOTAL COMMON STOCKS
(Cost: $211,856,585)		97,544,612

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.62%

MONEY MARKET FUNDS—3.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	2,964,077	2,964,077
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	479,161	479,161
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	90,339	90,339

		3,533,577

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,533,577)	3,533,577

TOTAL INVESTMENTS IN SECURITIES—103.48%
(Cost: $215,390,162)	101,078,189
Other Assets, Less Liabilities—(3.48)%	(3,401,319)

NET ASSETS—100.00%	$97,676,870

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.93%

COMMERCIAL SERVICES—0.67%
Forrester Research Inc.(a)	21,418	$447,208
Gartner Inc.(a)	34,356	486,481
SAIC Inc.(a)	157,363	3,106,346

		4,040,035
COMPUTERS—29.26%
Apple Inc.(a)	430,036	38,759,145
Brocade Communications Systems Inc.(a)	192,835	734,701
CACI International Inc. Class A(a)	22,710	1,025,356
Cadence Design Systems Inc.(a)	106,270	401,701
Cognizant Technology Solutions Corp.(a)	142,258	2,664,492
Computer Sciences Corp.(a)	87,107	3,209,022
Dell Inc.(a)	908,623	8,631,918
Diebold Inc.	66,028	1,636,174
DST Systems Inc.(a)	24,545	779,795
Electronics For Imaging Inc.(a)	32,645	290,214
EMC Corp.(a)	1,052,673	11,621,510
Hewlett-Packard Co.	819,350	28,472,412
Hutchinson Technology Inc.(a)(b)	15,637	49,569
Imation Corp.	49,327	480,445
International Business Machines Corp.	673,908	61,763,668
Lexmark International Inc. Class A(a)	60,095	1,423,050
Mentor Graphics Corp.(a)	44,560	207,650
MICROS Systems Inc.(a)	52,435	755,064
NCR Corp.(a)	120,333	1,510,179
NetApp Inc.(a)	173,353	2,570,825
Palm Inc.(a)(b)	51,582	395,634
Perot Systems Corp. Class A(a)	73,219	951,115
SanDisk Corp.(a)	111,264	1,271,748
Seagate Technology	243,061	921,201
SRA International Inc. Class A(a)	26,709	436,158
Sun Microsystems Inc.(a)	388,335	1,615,474
Synopsys Inc.(a)	79,388	1,468,678
Teradata Corp.(a)	93,571	1,228,587
Unisys Corp.(a)	167,475	125,606
Western Digital Corp.(a)	121,377	1,781,814

		177,182,905
DISTRIBUTION & WHOLESALE—0.36%
Brightpoint Inc.(a)	26,066	121,989
Ingram Micro Inc. Class A(a)	98,593	1,209,736
Tech Data Corp.(a)	45,865	830,615

		2,162,340
ELECTRONICS—0.05%
Cymer Inc.(a)(b)	15,318	312,487

		312,487

ENGINEERING & CONSTRUCTION—0.02%
Dycom Industries Inc.(a)	17,826	121,395

		121,395
ENTERTAINMENT—0.09%
Macrovision Solutions Corp.(a)	40,882	535,963

		535,963
INTERNET—11.52%
Akamai Technologies Inc.(a)	81,833	1,103,109
Ariba Inc.(a)	42,176	322,225
Avocent Corp.(a)	27,081	388,612
Check Point Software Technologies Ltd.(a)	120,301	2,727,224
Digital River Inc.(a)	18,899	468,128
EarthLink Inc.(a)	64,318	484,315
Equinix Inc.(a)(b)	15,501	826,978
F5 Networks Inc.(a)(b)	45,896	1,017,514
Google Inc. Class A(a)	117,007	39,610,380
IAC/InterActiveCorp.(a)(b)	37,834	556,160
InfoSpace Inc.(a)	31,419	251,666
Interwoven Inc.(a)	34,326	541,321
j2 Global Communications Inc.(a)	30,292	593,117
McAfee Inc.(a)(b)	88,989	2,713,275
S1 Corp.(a)	35,653	237,806
SonicWALL Inc.(a)	32,495	114,382
Symantec Corp.(a)	456,637	7,000,245
TIBCO Software Inc.(a)	91,610	490,113
United Online Inc.	36,778	225,081
VeriSign Inc.(a)	103,354	1,995,766
Websense Inc.(a)	32,145	360,024
Yahoo! Inc.(a)	658,532	7,724,580

		69,752,021
MACHINERY—0.07%
Intermec Inc.(a)	34,830	432,589

		432,589
OFFICE & BUSINESS EQUIPMENT—1.15%
Pitney Bowes Inc.	166,027	3,695,761
Xerox Corp.	496,808	3,298,805

		6,994,566
RETAIL—0.02%
Insight Enterprises Inc.(a)	23,572	122,103

		122,103
SEMICONDUCTORS—15.86%
Actel Corp.(a)	12,992	117,188
Advanced Micro Devices Inc.(a)(b)	269,801	590,864
Altera Corp.	156,938	2,413,706
Amkor Technology Inc.(a)	49,116	113,949
Analog Devices Inc.	151,285	3,022,674
Applied Materials Inc.	710,674	6,659,015
Applied Micro Circuits Corp.(a)	33,886	135,544
Atmel Corp.(a)	222,486	743,103
Broadcom Corp. Class A(a)	223,003	3,534,598
Brooks Automation Inc.(a)	30,573	139,719
Cabot Microelectronics Corp.(a)	12,607	286,935
Cirrus Logic Inc.(a)	38,559	108,736
Cohu Inc.	11,095	110,728
Cree Inc.(a)(b)	40,403	805,232
Cypress Semiconductor Corp.(a)	74,227	334,764
DSP Group Inc.(a)	5,821	37,895
Emulex Corp.(a)	43,696	249,504

Entegris Inc.(a)	55,500	77,145
Exar Corp.(a)	20,925	141,662
Fairchild Semiconductor International Inc. Class A(a)	61,528	279,952
FormFactor Inc.(a)	21,696	337,590
Integrated Device Technology Inc.(a)	90,080	517,059
Intel Corp.	2,796,388	36,073,405
International Rectifier Corp.(a)	35,018	476,945
Intersil Corp. Class A	62,773	584,417
KLA-Tencor Corp.	86,059	1,724,622
Kulicke and Soffa Industries Inc.(a)	25,501	39,017
Lam Research Corp.(a)	61,595	1,244,835
Lattice Semiconductor Corp.(a)	58,518	90,118
Linear Technology Corp.	108,863	2,549,571
LSI Corp.(a)	327,493	1,041,428
Marvell Technology Group Ltd.(a)	233,124	1,699,474
Maxim Integrated Products Inc.	143,755	1,901,879
MEMC Electronic Materials Inc.(a)	112,644	1,531,958
Micrel Inc.	26,500	201,400
Microchip Technology Inc.	99,181	1,881,464
Micron Technology Inc.(a)(b)	346,497	1,288,969
Microsemi Corp.(a)	40,398	339,343
National Semiconductor Corp.	123,648	1,253,791
Novellus Systems Inc.(a)	53,651	739,847
NVIDIA Corp.(a)	272,477	2,166,192
OmniVision Technologies Inc.(a)	24,003	160,580
ON Semiconductor Corp.(a)(b)	195,002	813,158
PMC-Sierra Inc.(a)	107,528	523,661
QLogic Corp.(a)(b)	84,903	961,102
Rambus Inc.(a)	51,942	470,595
Semtech Corp.(a)	30,816	362,088
Silicon Image Inc.(a)	40,474	148,540
Silicon Laboratories Inc.(a)	26,228	604,031
Skyworks Solutions Inc.(a)	80,374	347,216
Teradyne Inc.(a)	86,005	413,684
Tessera Technologies Inc.(a)	24,179	284,345
Texas Instruments Inc.	663,348	9,917,053
TriQuint Semiconductor Inc.(a)	71,638	144,709
Varian Semiconductor Equipment Associates Inc.(a)	36,834	701,319
Xilinx Inc.	149,325	2,516,126
Zoran Corp.(a)	20,124	119,537

		96,073,981
SOFTWARE—22.23%
ACI Worldwide Inc.(a)	17,323	294,318
Adobe Systems Inc.(a)	290,260	5,604,921
Advent Software Inc.(a)	9,332	203,718
ANSYS Inc.(a)	55,339	1,375,728
Autodesk Inc.(a)	119,909	1,985,693
BMC Software Inc.(a)	113,823	2,883,137
CA Inc.	220,408	3,965,140
Cerner Corp.(a)(b)	46,734	1,575,870
Citrix Systems Inc.(a)	98,423	2,070,820
Compuware Corp.(a)	137,743	895,329
Concur Technologies Inc.(a)	27,991	691,098
CSG Systems International Inc.(a)	22,359	324,205
Fair Isaac Corp.	25,995	330,136
Informatica Corp.(a)	43,997	561,402
Intuit Inc.(a)	182,886	4,142,368
JDA Software Group Inc.(a)	15,305	171,416
Microsoft Corp.	4,008,645	68,547,829
Novell Inc.(a)	172,830	639,471

Nuance Communications Inc.(a)	85,613	844,144
Omniture Inc.(a)(b)	37,357	339,575
Oracle Corp.(a)	1,724,465	29,022,746
Parametric Technology Corp.(a)	68,435	615,915
Progress Software Corp.(a)	29,223	498,544
Quest Software Inc.(a)	35,175	438,632
Red Hat Inc.(a)	93,979	1,376,792
Salesforce.com Inc.(a)(b)	53,265	1,417,382
Solera Holdings Inc.(a)	60,633	1,460,649
Sybase Inc.(a)	51,504	1,406,574
VeriFone Holdings Inc.(a)(b)	39,656	183,607
VMware Inc. Class A(a)(b)	20,185	417,830
Wind River Systems Inc.(a)	39,603	315,636

		134,600,625
TELECOMMUNICATIONS—18.63%
Adaptec Inc.(a)	74,944	209,094
ADC Telecommunications Inc.(a)(b)	56,137	284,615
ADTRAN Inc.	31,849	482,512
Amdocs Ltd.(a)	115,597	1,955,901
American Tower Corp. Class A(a)	219,157	6,649,223
ARRIS Group Inc.(a)	62,982	448,432
Atheros Communications Inc.(a)	29,278	351,629
Ciena Corp.(a)	43,087	268,863
Cisco Systems Inc.(a)	2,927,997	43,832,115
Comtech Telecommunications Corp.(a)	18,269	708,837
Corning Inc.	791,761	8,004,704
Crown Castle International Corp.(a)	129,126	2,520,540
EchoStar Corp.(a)	20,892	314,634
Extreme Networks Inc.(a)	68,509	121,261
Finisar Corp.(a)	156,079	79,600
Harmonic Inc.(a)	46,616	240,072
Harris Corp.	73,395	3,177,270
InterDigital Inc.(a)	22,569	729,656
JDS Uniphase Corp.(a)	113,513	412,052
Juniper Networks Inc.(a)	274,820	3,891,451
Motorola Inc.	1,049,482	4,649,205
Plantronics Inc.	24,032	243,925
Polycom Inc.(a)	43,818	615,643
QUALCOMM Inc.	845,988	29,228,885
RF Micro Devices Inc.(a)	102,466	110,663
SAVVIS Inc.(a)(b)	19,743	125,960
SBA Communications Corp.(a)	56,545	1,125,246
Sonus Networks Inc.(a)	133,545	176,279
Sycamore Networks Inc.(a)	94,179	221,321
Tekelec(a)	30,543	379,344
Tellabs Inc.(a)	192,766	796,124
3Com Corp.(a)	198,338	462,128

		112,817,184

TOTAL COMMON STOCKS
(Cost: $1,080,128,723)		605,148,194

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.06%

MONEY MARKET FUNDS—2.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	10,159,880	10,159,880

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	1,642,406	1,642,406
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	638,582	638,582

		12,440,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,440,868)		12,440,868

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $1,092,569,591)		617,589,062
Other Assets, Less Liabilities—(1.99)%		(12,029,227)

NET ASSETS—100.00%		$605,559,835

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.95%

HOLDING COMPANIES - DIVERSIFIED—3.14%
Leucadia National Corp.(a)(b)	806,432	$12,838,397

		12,838,397
TELECOMMUNICATIONS—96.81%
Alaska Communications Systems Group Inc.(b)	429,729	3,588,237
AT&T Inc.	3,534,861	87,028,278
Atlantic Tele-Network Inc.	108,574	2,334,341
Cbeyond Inc.(a)(b)	241,301	3,798,078
Centennial Communications Corp.(a)	579,332	4,738,936
CenturyTel Inc.	510,589	13,857,385
Cincinnati Bell Inc.(a)	2,191,495	3,046,178
Consolidated Communications Holdings Inc.	276,563	3,114,099
Embarq Corp.	620,904	22,178,691
FairPoint Communications Inc.(b)	944,389	2,578,182
Frontier Communications Corp.	1,560,112	12,652,508
General Communication Inc. Class A(a)	401,143	2,635,509
Global Crossing Ltd.(a)	310,334	1,905,451
Iowa Telecommunications Services Inc.	309,927	3,982,562
Leap Wireless International Inc.(a)(b)	315,638	7,954,078
Level 3 Communications Inc.(a)(b)	10,761,803	10,761,803
MetroPCS Communications Inc.(a)(b)	1,107,914	15,056,551
NII Holdings Inc. Class B(a)	798,094	15,483,024
NTELOS Holdings Corp.	232,392	5,028,963
PAETEC Holding Corp.(a)	1,527,568	2,062,217
Qwest Communications International Inc.	5,647,008	18,183,366
RCN Corp.(a)	404,698	1,489,289
Shenandoah Telecommunications Co.	197,179	4,807,224
Sprint Nextel Corp.(a)	11,524,555	28,004,669
SureWest Communications	173,651	1,772,977
TeleCorp PCS Inc. Escrow(c)	15,427	2
Telephone and Data Systems Inc.	486,838	14,853,427
tw telecom inc.(a)	1,003,267	7,674,992
United States Cellular Corp.(a)	130,431	5,471,580
USA Mobility Inc.(a)	246,469	2,605,177
Verizon Communications Inc.	2,069,826	61,825,703
Virgin Media Inc.	1,879,261	8,531,845
Windstream Corp.	1,980,704	17,192,511

		396,197,833

TOTAL COMMON STOCKS
(Cost: $730,532,831)		409,036,230

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.14%

MONEY MARKET FUNDS—8.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(d)(e)(f)	28,155,061	28,155,061
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(d)(e)(f)	4,551,437	4,551,437
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(d)(e)	622,290	622,290

		33,328,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,328,788)		33,328,788

TOTAL INVESTMENTS IN SECURITIES—108.09%
(Cost: $763,861,619)		442,365,018
Other Assets, Less Liabilities—(8.09)%		(33,112,702)

NET ASSETS—100.00%		$409,252,316

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.12%
Harte-Hanks Inc.	1,835	$11,560
Interpublic Group of Companies Inc. (The)(a)	25,902	86,254
Lamar Advertising Co. Class A(a)(b)	3,480	31,355
Omnicom Group Inc.	17,024	440,751

		569,920
AEROSPACE & DEFENSE—2.17%
AAR Corp.(a)	2,019	36,625
Alliant Techsystems Inc.(a)	1,817	146,832
BE Aerospace Inc.(a)	5,086	49,182
Boeing Co. (The)	36,039	1,524,810
Curtiss-Wright Corp.	2,458	79,393
Esterline Technologies Corp.(a)	1,590	57,383
General Dynamics Corp.	17,993	1,020,743
Goodrich Corp.	6,693	258,751
Kaman Corp.	1,550	29,589
L-3 Communications Holdings Inc.	6,541	516,870
Lockheed Martin Corp.	17,557	1,440,376
Moog Inc. Class A(a)	2,039	61,088
Northrop Grumman Corp.	16,668	802,064
Orbital Sciences Corp.(a)	3,121	52,339
Raytheon Co.	22,987	1,163,602
Rockwell Collins Inc.	8,858	333,769
Spirit AeroSystems Holdings Inc. Class A(a)	5,864	79,750
Teledyne Technologies Inc.(a)	1,854	51,671
United Technologies Corp.	48,163	2,311,342

		10,016,179
AGRICULTURE—2.25%
Altria Group Inc.	113,220	1,872,659
Archer-Daniels-Midland Co.	32,187	881,280
Bunge Ltd.	6,660	285,980
Lorillard Inc.	9,202	547,151
Monsanto Co.	29,753	2,263,013
Philip Morris International Inc.	111,235	4,132,380
Reynolds American Inc.	9,264	353,700
Universal Corp.	1,357	41,497

		10,377,660
AIRLINES—0.20%
Alaska Air Group Inc.(a)	1,904	50,189
AMR Corp.(a)	15,023	89,237
Continental Airlines Inc. Class B(a)	6,024	81,143
Delta Air Lines Inc.(a)	34,381	237,229
JetBlue Airways Corp.(a)	9,965	56,103
SkyWest Inc.	3,114	48,734
Southwest Airlines Co.	40,455	284,399
UAL Corp.(a)	6,908	65,212

		912,246

APPAREL—0.39%
Carter’s Inc.(a)	3,087	52,448
Coach Inc.(a)	17,992	262,683
Crocs Inc.(a)(b)	4,321	5,185
Deckers Outdoor Corp.(a)	699	36,516
Guess? Inc.	3,337	53,692
Gymboree Corp.(a)	1,624	39,788
Hanesbrands Inc.(a)	5,028	45,202
Jones Apparel Group Inc.	4,372	15,127
Liz Claiborne Inc.	4,844	10,657
Nike Inc. Class B	14,785	669,021
Phillips-Van Heusen Corp.	2,782	52,914
Polo Ralph Lauren Corp.	3,032	124,403
Quiksilver Inc.(a)	7,686	16,141
Timberland Co. Class A(a)	2,713	29,816
VF Corp.	4,804	269,120
Warnaco Group Inc. (The)(a)	2,492	56,419
Wolverine World Wide Inc.	2,645	47,980

		1,787,112
AUTO MANUFACTURERS—0.21%
Ford Motor Co.(a)(b)	126,360	236,293
General Motors Corp.(b)	29,139	87,708
Navistar International Corp.(a)	3,423	103,957
Oshkosh Corp.	3,826	27,624
PACCAR Inc.	18,860	497,715

		953,297
AUTO PARTS & EQUIPMENT—0.15%
ArvinMeritor Inc.	3,828	6,699
BorgWarner Inc.	6,434	108,606
Cooper Tire & Rubber Co.	2,992	13,973
Goodyear Tire & Rubber Co. (The)(a)	13,279	81,931
Johnson Controls Inc.	32,298	404,048
Lear Corp.(a)	3,616	3,291
Modine Manufacturing Co.	1,851	5,072
TRW Automotive Holdings Corp.(a)	3,127	9,662
WABCO Holdings Inc.	3,835	57,333

		690,615
BANKS—3.39%
Associated Banc-Corp.	6,420	100,473
BancorpSouth Inc.	4,289	81,062
Bank of America Corp.	341,810	2,249,110
Bank of Hawaii Corp.	2,593	93,011
Bank of New York Mellon Corp. (The)	62,797	1,616,395
BB&T Corp.	30,124	596,154
BOK Financial Corp.	1,299	48,453
Cathay General Bancorp(b)	2,698	34,265
Citizens Republic Bancorp Inc.(a)	9,376	10,782
City National Corp.	2,206	76,350
Colonial BancGroup Inc. (The)	11,087	8,759
Comerica Inc.	8,416	140,211
Commerce Bancshares Inc.	3,415	119,354
Cullen/Frost Bankers Inc.	3,013	131,879
Discover Financial Services LLC	26,089	186,536
East West Bancorp Inc.	3,461	32,845
F.N.B. Corp. (Pennsylvania)	4,967	39,289
Fifth Third Bancorp	28,999	69,308
First BanCorp	4,356	30,971
First Horizon National Corp.	11,276	107,348

First Midwest Bancorp Inc.	2,517	25,170
FirstMerit Corp.	4,167	67,380
Frontier Financial Corp.(b)	2,323	4,112
Fulton Financial Corp.	9,652	67,757
Glacier Bancorp Inc.	3,119	47,877
Hancock Holding Co.	1,451	39,714
Huntington Bancshares Inc.(b)	20,445	58,882
International Bancshares Corp.	2,969	54,095
KeyCorp	27,091	197,222
M&T Bank Corp.(b)	4,334	168,636
Marshall & Ilsley Corp.	13,267	75,755
MB Financial Inc.	1,857	30,343
National Penn Bancshares Inc.	4,309	41,711
Northern Trust Corp.	12,352	710,487
Old National Bancorp	3,622	46,108
Pacific Capital Bancorp	2,723	28,891
PacWest Bancorp	1,420	24,012
Park National Corp.(b)	623	33,798
PNC Financial Services Group Inc. (The)	20,564	668,741
Popular Inc.	14,363	39,355
PrivateBancorp Inc.	1,633	23,809
Prosperity Bancshares Inc.	2,488	67,300
Provident Bankshares Corp.	1,827	11,729
Regions Financial Corp.	38,386	132,816
South Financial Group Inc. (The)(b)	4,092	7,693
State Street Corp.	23,658	550,522
Sterling Bancshares Inc.	4,512	25,087
Sterling Financial Corp. (Washington)	2,724	5,039
SunTrust Banks Inc.	19,425	238,151
Susquehanna Bancshares Inc.	4,837	53,207
SVB Financial Group(a)	1,792	37,220
Synovus Financial Corp.	14,833	58,739
TCF Financial Corp.	6,618	81,997
TrustCo Bank Corp. NY	4,078	27,323
Trustmark Corp.	2,667	54,140
U.S. Bancorp	94,875	1,407,945
UCBH Holdings Inc.(b)	5,916	13,784
UMB Financial Corp.	1,687	65,354
Umpqua Holdings Corp.	3,203	31,389
United Bancshares Inc.	2,427	50,943
United Community Banks Inc.(b)	2,573	13,251
Valley National Bancorp	7,309	95,163
Webster Financial Corp.	2,983	12,469
Wells Fargo & Co.	216,111	4,084,498
Westamerica Bancorporation	1,623	69,351
Whitney Holding Corp.	3,448	44,790
Wilmington Trust Corp.(b)	3,668	50,215
Wintrust Financial Corp.	1,374	18,370
Zions Bancorporation	6,365	94,966

		15,629,861
BEVERAGES—2.34%
Brown-Forman Corp. Class A	879	41,752
Brown-Forman Corp. Class B	4,051	183,956
Coca-Cola Co. (The)	116,982	4,997,471
Coca-Cola Enterprises Inc.	17,481	196,312
Constellation Brands Inc. Class A(a)	10,793	156,714
Dr. Pepper Snapple Group Inc.(a)	13,830	227,503
Hansen Natural Corp.(a)(b)	4,007	134,234
Molson Coors Brewing Co. Class B	8,591	345,960
Pepsi Bottling Group Inc.	7,109	137,133
PepsiAmericas Inc.	3,575	57,665
PepsiCo Inc.	85,891	4,314,305

		10,793,005

BIOTECHNOLOGY—2.19%
Abraxis BioScience Inc.(a)	311	21,587
Affymetrix Inc.(a)	3,425	10,891
Alexion Pharmaceuticals Inc.(a)	4,233	156,071
Amgen Inc.(a)	58,050	3,184,042
Biogen Idec Inc.(a)	16,065	781,562
Bio-Rad Laboratories Inc. Class A(a)	1,047	66,526
Celera Corp.(a)	4,551	38,410
Celgene Corp.(a)	25,086	1,328,304
Charles River Laboratories International Inc.(a)	3,676	89,731
Enzo Biochem Inc.(a)	2,003	9,795
Enzon Pharmaceuticals Inc.(a)	2,281	14,849
Facet Biotech Corp.(a)	1,352	8,220
Genentech Inc.(a)	25,497	2,071,376
Genzyme Corp.(a)	14,741	1,015,950
Human Genome Sciences Inc.(a)	7,790	14,100
Illumina Inc.(a)(b)	6,871	187,991
Incyte Corp.(a)	4,845	14,196
InterMune Inc.(a)(b)	1,747	19,986
Life Technologies Corp.(a)	9,368	238,509
Martek Biosciences Corp.	1,863	49,276
Millipore Corp.(a)	3,040	167,686
Myriad Genetics Inc.(a)	2,536	189,110
Nektar Therapeutics(a)	5,322	21,873
PDL BioPharma Inc.	6,764	43,425
Regeneron Pharmaceuticals Inc.(a)	3,370	58,908
Savient Pharmaceuticals Inc.(a)	2,967	16,437
Vertex Pharmaceuticals Inc.(a)	8,230	272,001

		10,090,812
BUILDING MATERIALS—0.14%
Eagle Materials Inc.	2,481	44,856
Lennox International Inc.	2,941	82,672
Martin Marietta Materials Inc.(b)	2,246	180,848
Masco Corp.	19,919	155,767
NCI Building Systems Inc.(a)	931	10,790
Owens Corning(a)	4,891	65,246
Quanex Building Products Corp.	1,769	15,019
Simpson Manufacturing Co. Inc.(b)	2,027	40,682
Texas Industries Inc.	1,452	32,975
USG Corp.(a)	3,602	23,449

		652,304
CHEMICALS—1.50%
A. Schulman Inc.	1,206	18,271
Air Products and Chemicals Inc.	10,843	545,403
Airgas Inc.	3,892	137,427
Albemarle Corp.	4,945	110,026
Ashland Inc.	3,725	29,874
Cabot Corp.	2,659	35,524
Celanese Corp. Class A	7,755	82,591
CF Industries Holdings Inc.	3,101	145,747
Chemtura Corp.	12,920	9,690
Cytec Industries Inc.	2,580	52,735
Dow Chemical Co. (The)	50,874	589,630
E.I. du Pont de Nemours and Co.	49,567	1,138,058
Eastman Chemical Co.	3,764	97,676
Ecolab Inc.	9,699	329,378
Ferro Corp.	2,262	8,958
FMC Corp.	4,049	180,666
H.B. Fuller Co.	2,598	36,294

Huntsman Corp.	5,184	13,789
International Flavors & Fragrances Inc.	4,338	124,154
Intrepid Potash Inc.(a)(b)	2,003	40,821
Lubrizol Corp.	3,706	126,449
Minerals Technologies Inc.	1,073	40,570
Mosaic Co. (The)	8,125	289,819
Olin Corp.	3,622	50,889
OM Group Inc.(a)	1,633	31,648
PPG Industries Inc.	9,069	340,813
Praxair Inc.	17,030	1,060,288
Rockwood Holdings Inc.(a)	2,438	18,309
Rohm and Haas Co.	6,751	372,588
RPM International Inc.	7,265	89,432
Sensient Technologies Corp.	2,713	58,329
Sherwin-Williams Co. (The)	5,439	259,712
Sigma-Aldrich Corp.	5,863	211,537
Terra Industries Inc.	5,500	112,640
Valspar Corp. (The)	4,980	86,403
W.R. Grace & Co.(a)	3,114	17,968
Zep Inc.	1,101	12,100

		6,906,206
COAL—0.21%
Alpha Natural Resources Inc.(a)	3,791	61,869
Arch Coal Inc.	7,710	117,115
CONSOL Energy Inc.	10,024	273,254
Foundation Coal Holdings Inc.	2,484	40,290
International Coal Group Inc.(a)(b)	5,915	14,314
Massey Energy Co.	4,618	70,101
Patriot Coal Corp.(a)	2,918	14,969
Peabody Energy Corp.	14,614	365,350

		957,262
COMMERCIAL SERVICES—1.85%
Accenture Ltd.	31,596	997,170
Administaff Inc.	1,294	27,290
Alliance Data Systems Corp.(a)(b)	3,549	147,603
Apollo Group Inc. Class A(a)	7,062	575,271
Arbitron Inc.	1,565	23,506
Avis Budget Group Inc.(a)	5,137	3,545
Bowne & Co. Inc.	1,861	5,211
Brinks Home Security Holdings Inc.(a)	2,232	51,046
Career Education Corp.(a)	5,060	110,308
Chemed Corp.	1,183	47,474
Convergys Corp.(a)	6,462	48,659
Corinthian Colleges Inc.(a)	4,610	86,115
Corporate Executive Board Co. (The)	1,844	37,249
Corrections Corp. of America(a)	6,887	94,903
Deluxe Corp.	2,758	31,800
DeVry Inc.	3,394	181,851
Equifax Inc.	6,939	171,532
Forrester Research Inc.(a)	750	15,660
FTI Consulting Inc.(a)	2,693	110,440
Gartner Inc.(a)	3,581	50,707
H&R Block Inc.	18,455	382,572
Hertz Global Holdings Inc.(a)	7,129	36,073
Hewitt Associates Inc. Class A(a)	4,730	134,237
Hillenbrand Inc.	3,573	66,065
Iron Mountain Inc.(a)	9,887	202,288
ITT Educational Services Inc.(a)	2,110	258,496
Lender Processing Services Inc.	5,239	135,795
Live Nation Inc.(a)	3,835	20,057
Manpower Inc.	4,331	123,260

McKesson Corp.	15,242	673,696
Monster Worldwide Inc.(a)	6,583	60,629
Moody’s Corp.	10,492	224,739
MPS Group Inc.(a)	5,278	31,932
Navigant Consulting Inc.(a)	2,688	38,519
PAREXEL International Corp.(a)	3,168	31,332
Pharmaceutical Product Development Inc.	5,760	137,606
PHH Corp.(a)	3,254	35,957
Pre-Paid Legal Services Inc.(a)(b)	464	15,600
Quanta Services Inc.(a)	10,734	229,493
R.R. Donnelley & Sons Co.	11,170	109,019
Rent-A-Center Inc.(a)	3,841	57,039
Resources Connection Inc.(a)	2,470	35,741
Robert Half International Inc.	8,452	143,261
SAIC Inc.(a)	10,461	206,500
Service Corp. International	14,123	64,260
Sotheby’s Holdings Inc. Class A(b)	3,615	31,414
Spherion Corp.(a)	2,967	4,243
Stewart Enterprises Inc. Class A	4,814	16,464
Strayer Education Inc.	774	167,517
TeleTech Holdings Inc.(a)	1,931	15,622
Ticketmaster Entertainment Inc.(a)	2,189	13,025
TrueBlue Inc.(a)	2,026	17,221
United Rentals Inc.(a)	2,559	14,279
Valassis Communications Inc.(a)	2,526	3,233
Viad Corp.	1,178	26,187
Visa Inc. Class A	24,639	1,215,935
VistaPrint Ltd.(a)(b)	2,208	50,563
Watson Wyatt Worldwide Inc.	2,310	107,415
Weight Watchers International Inc.	2,049	46,738
Western Union Co.	39,181	535,212

		8,536,574
COMPUTERS—4.60%
Affiliated Computer Services Inc. Class A(a)	4,956	227,282
Apple Inc.(a)	48,836	4,401,589
Brocade Communications Systems Inc.(a)	21,080	80,315
CACI International Inc. Class A(a)	1,654	74,678
Cadence Design Systems Inc.(a)	14,656	55,400
Cognizant Technology Solutions Corp.(a)	15,706	294,173
Computer Sciences Corp.(a)	8,251	303,967
Dell Inc.(a)	94,404	896,838
Diebold Inc.	3,678	91,141
DST Systems Inc.(a)	2,241	71,197
Electronics For Imaging Inc.(a)	2,749	24,439
EMC Corp.(a)	112,578	1,242,861
FactSet Research Systems Inc.(b)	2,345	93,331
Hewlett-Packard Co.	135,506	4,708,833
Hutchinson Technology Inc.(a)	1,370	4,343
IHS Inc. Class A(a)	2,534	110,989
Imation Corp.	1,815	17,678
International Business Machines Corp.	74,385	6,817,385
Jack Henry & Associates Inc.	4,691	83,500
Lexmark International Inc. Class A(a)	4,400	104,192
Mentor Graphics Corp.(a)	5,491	25,588
MICROS Systems Inc.(a)	4,605	66,312
NCR Corp.(a)	8,517	106,888
NetApp Inc.(a)	17,804	264,033
Palm Inc.(a)(b)	5,425	41,610
Perot Systems Corp. Class A(a)	4,560	59,234
SanDisk Corp.(a)	12,138	138,737
Seagate Technology	26,266	99,548
SRA International Inc. Class A(a)	2,467	40,286

Sun Microsystems Inc.(a)	41,042	170,735
Synopsys Inc.(a)	7,837	144,985
Teradata Corp.(a)	9,763	128,188
Unisys Corp.(a)	17,549	13,162
Western Digital Corp.(a)	12,256	179,918

		21,183,355
COSMETICS & PERSONAL CARE—2.50%
Alberto-Culver Co.	4,829	118,117
Avon Products Inc.	23,435	479,246
Chattem Inc.(a)	881	59,556
Colgate-Palmolive Co.	27,965	1,818,844
Estee Lauder Companies Inc. (The) Class A	5,923	155,479
Procter & Gamble Co. (The)	162,663	8,865,134

		11,496,376
DISTRIBUTION & WHOLESALE—0.29%
Brightpoint Inc.(a)	2,552	11,943
Central European Distribution Corp.(a)	2,086	25,241
Fastenal Co.(b)	7,691	262,878
Genuine Parts Co.	8,696	278,446
Ingram Micro Inc. Class A(a)	7,944	97,473
LKQ Corp.(a)	8,220	94,941
Owens & Minor Inc.	2,206	87,733
Pool Corp.(b)	2,709	42,938
Tech Data Corp.(a)	2,677	48,480
United Stationers Inc.(a)	1,331	37,281
W.W. Grainger Inc.	3,560	259,702
Watsco Inc.	1,282	42,370
WESCO International Inc.(a)	2,206	40,635

		1,330,061
DIVERSIFIED FINANCIAL SERVICES—3.37%
Affiliated Managers Group Inc.(a)	2,242	90,106
American Express Co.	56,643	947,637
AmeriCredit Corp.(a)(b)	6,139	28,915
Ameriprise Financial Inc.	11,879	239,362
BlackRock Inc.	1,071	116,525
Capital One Financial Corp.	21,700	343,728
Charles Schwab Corp. (The)	51,614	701,434
CIT Group Inc.	19,360	54,014
Citigroup Inc.	299,375	1,062,781
CME Group Inc.	3,665	637,380
E*TRADE Financial Corp.(a)(b)	25,302	28,844
Eaton Vance Corp.	6,388	122,266
Federated Investors Inc. Class B	5,224	101,972
Franklin Resources Inc.	8,657	419,172
GLG Partners Inc.	10,741	22,019
Goldman Sachs Group Inc. (The)	22,080	1,782,518
IntercontinentalExchange Inc.(a)	3,975	226,297
Invesco Ltd.	21,409	252,412
Investment Technology Group Inc.(a)	2,505	54,308
Janus Capital Group Inc.	8,604	45,171
Jefferies Group Inc.	6,370	73,510
JPMorgan Chase & Co.	205,131	5,232,892
Knight Capital Group Inc. Class A(a)	5,077	91,538
Lazard Ltd. Class A	4,054	107,431
Legg Mason Inc.	7,521	120,787
MF Global Ltd.(a)	4,511	12,180
Morgan Stanley	53,430	1,080,889
NASDAQ OMX Group Inc. (The)(a)	8,629	188,285
National Financial Partners Corp.	2,431	6,248
NYSE Euronext Inc.	12,221	268,862

optionsXpress Holdings Inc.	2,669	29,065
Piper Jaffray Companies(a)	1,024	29,399
Raymond James Financial Inc.	5,415	100,232
SLM Corp.(a)	25,587	292,971
SWS Group Inc.	1,378	20,188
T. Rowe Price Group Inc.	14,279	393,815
TD Ameritrade Holding Corp.(a)	13,074	146,952
Virtus Investment Partners Inc.(a)	278	1,685
Waddell & Reed Financial Inc. Class A	4,510	63,681

		15,537,471
ELECTRIC—4.25%
AES Corp. (The)(a)	36,896	291,847
Allegheny Energy Inc.	9,148	304,080
ALLETE Inc.	1,347	41,892
Alliant Energy Corp.	6,064	174,825
Ameren Corp.	11,470	381,377
American Electric Power Co. Inc.	22,204	696,095
Avista Corp.	2,823	53,750
Black Hills Corp.	2,048	54,272
Calpine Corp.(a)(b)	19,688	145,888
CenterPoint Energy Inc.	16,490	220,636
Cleco Corp.	3,249	74,240
CMS Energy Corp.	12,088	142,034
Consolidated Edison Inc.	15,002	611,331
Constellation Energy Group Inc.	9,812	258,056
Dominion Resources Inc.	32,057	1,127,765
DPL Inc.(b)	6,382	137,532
DTE Energy Co.	8,910	307,395
Duke Energy Corp.	69,260	1,049,289
Dynegy Inc. Class A(a)	27,671	58,386
Edison International	16,369	533,138
El Paso Electric Co.(a)	2,446	40,457
Entergy Corp.	10,359	791,013
Exelon Corp.	36,299	1,968,132
FirstEnergy Corp.	16,709	835,283
FPL Group Inc.	20,573	1,060,538
Great Plains Energy Inc.	6,579	125,462
Hawaiian Electric Industries Inc.	4,842	104,975
IDACORP Inc.	2,441	71,058
Integrys Energy Group Inc.	4,187	174,807
ITC Holdings Corp.	2,684	112,674
MDU Resources Group Inc.	9,129	181,576
Mirant Corp.(a)	8,609	147,817
Northeast Utilities	8,600	204,680
NorthWestern Corp.	2,048	49,582
NRG Energy Inc.(a)(b)	12,730	297,373
NSTAR	5,927	200,451
NV Energy Inc.	12,993	139,415
OGE Energy Corp.	5,072	125,177
Pepco Holdings Inc.	11,746	209,196
PG&E Corp.	19,736	763,191
Pinnacle West Capital Corp.	5,531	185,123
PNM Resources Inc.	4,350	43,674
Portland General Electric Co.	3,375	65,644
PPL Corp.	20,380	624,851
Progress Energy Inc.	14,287	553,193
Public Service Enterprise Group Inc.	27,850	879,224
Puget Energy Inc.	6,389	187,837
Reliant Energy Inc.(a)	18,737	95,371
SCANA Corp.	5,791	198,573
Southern Co. (The)	42,269	1,413,898
TECO Energy Inc.	10,866	130,501

UniSource Energy Corp.	1,905	53,797
Westar Energy Inc.	5,934	119,155
Wisconsin Energy Corp.	6,384	284,599
Xcel Energy Inc.	24,489	452,067

		19,554,192
ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
AMETEK Inc.	5,834	186,455
Belden Inc.	2,595	33,891
Emerson Electric Co.	43,003	1,406,198
Energizer Holdings Inc.(a)	3,177	151,321
Energy Conversion Devices Inc.(a)(b)	2,463	61,994
EnerSys Inc.(a)	2,302	20,971
General Cable Corp.(a)(b)	2,914	47,964
GrafTech International Ltd.(a)	6,693	53,611
Hubbell Inc. Class B	2,699	83,669
Littelfuse Inc.(a)	1,125	17,212
Molex Inc.	3,508	46,902
Molex Inc. Class A	4,107	50,188
SunPower Corp. Class A(a)	2,396	80,410
SunPower Corp. Class B(a)	2,272	60,026

		2,300,812
ELECTRONICS—0.85%
Agilent Technologies Inc.(a)	19,174	346,666
Amphenol Corp. Class A	9,493	248,242
Arrow Electronics Inc.(a)	6,579	125,462
Avnet Inc.(a)	8,258	163,674
AVX Corp.	2,905	26,494
Benchmark Electronics Inc.(a)	3,649	42,839
Brady Corp. Class A	2,723	56,965
Checkpoint Systems Inc.(a)	2,127	19,037
CTS Corp.	1,598	8,214
Cymer Inc.(a)(b)	1,602	32,681
Dionex Corp.(a)	989	50,083
Dolby Laboratories Inc. Class A(a)	2,892	73,920
Electro Scientific Industries Inc.(a)	1,347	8,513
Flextronics International Ltd.(a)	45,152	117,847
FLIR Systems Inc.(a)(b)	7,547	188,449
Garmin Ltd.(b)	6,634	116,294
Gentex Corp.	7,744	64,972
Itron Inc.(a)	1,845	120,478
Jabil Circuit Inc.	10,026	58,351
Methode Electronics Inc.	1,853	8,561
Mettler-Toledo International Inc.(a)	1,878	125,037
National Instruments Corp.	3,033	65,119
Park Electrochemical Corp.	917	16,093
PerkinElmer Inc.	6,652	83,948
Plexus Corp.(a)	2,279	32,954
Sanmina-SCI Corp.(a)	30,639	10,111
Taser International Inc.(a)(b)	3,660	18,556
Technitrol Inc.	2,243	4,935
Thermo Fisher Scientific Inc.(a)	22,969	825,276
Thomas & Betts Corp.(a)	3,011	64,405
Trimble Navigation Ltd.(a)	6,678	98,968
Tyco Electronics Ltd.	25,073	355,034
Varian Inc.(a)	1,629	45,351
Vishay Intertechnology Inc.(a)	9,911	29,337
Waters Corp.(a)	5,435	196,584
Woodward Governor Co.	3,159	64,981

		3,914,431

ENERGY - ALTERNATE SOURCES—0.11%
Covanta Holding Corp.(a)	6,803	117,624
Evergreen Solar Inc.(a)	8,189	18,098
First Solar Inc.(a)(b)	2,501	357,143
Headwaters Inc.(a)	1,996	9,042

		501,907
ENGINEERING & CONSTRUCTION—0.35%
AECOM Technology Corp.(a)	4,188	105,998
Dycom Industries Inc.(a)	2,297	15,643
EMCOR Group Inc.(a)	3,476	71,571
Fluor Corp.	9,942	386,744
Foster Wheeler Ltd.(a)	7,276	145,302
Granite Construction Inc.	1,759	61,952
Insituform Technologies Inc. Class A(a)	1,868	35,044
Jacobs Engineering Group Inc.(a)	6,684	258,470
KBR Inc.	9,038	127,978
McDermott International Inc.(a)	12,343	127,997
Shaw Group Inc. (The)(a)	4,288	119,206
URS Corp.(a)	4,594	156,426

		1,612,331
ENTERTAINMENT—0.14%
Ascent Media Corp. Class A(a)	716	18,673
Bally Technologies Inc.(a)	3,281	66,243
DreamWorks Animation SKG Inc. Class A(a)	3,250	71,337
International Game Technology Inc.	16,195	171,667
International Speedway Corp. Class A	1,561	36,340
Macrovision Solutions Corp.(a)	4,309	56,491
Penn National Gaming Inc.(a)	3,759	70,105
Pinnacle Entertainment Inc.(a)	3,166	21,465
Regal Entertainment Group Class A	4,477	44,949
Scientific Games Corp. Class A(a)(b)	3,944	49,576
Vail Resorts Inc.(a)(b)	1,590	37,079

		643,925
ENVIRONMENTAL CONTROL—0.42%
Clean Harbors Inc.(a)	1,105	59,129
Darling International Inc.(a)	4,399	20,191
Mine Safety Appliances Co.	1,751	34,355
Nalco Holding Co.	7,591	74,468
Republic Services Inc.	18,617	481,436
Stericycle Inc.(a)	4,716	230,707
Tetra Tech Inc.(a)	3,245	75,381
Waste Connections Inc.(a)	4,358	126,469
Waste Management Inc.	27,097	845,155

		1,947,291
FOOD—2.12%
Campbell Soup Co.	12,260	372,336
Chiquita Brands International Inc.(a)	2,555	35,719
ConAgra Foods Inc.	24,441	417,941
Corn Products International Inc.	4,121	95,401
Dean Foods Co.(a)	8,366	161,798
Del Monte Foods Co.	10,506	69,970
Flowers Foods Inc.	4,717	101,368
Fresh Del Monte Produce Inc.(a)	2,445	58,924
General Mills Inc.	17,366	1,027,199
H.J. Heinz Co.	17,117	624,770
Hain Celestial Group Inc.(a)	2,056	31,292
Hershey Co. (The)	8,441	314,680
Hormel Foods Corp.	4,111	122,631
J.M. Smucker Co. (The)	6,410	289,411

Kellogg Co.	13,063	570,722
Kraft Foods Inc. Class A	73,937	2,073,933
Kroger Co. (The)	33,699	758,227
McCormick & Co. Inc. NVS	5,941	190,350
Ralcorp Holdings Inc.(a)	3,052	180,739
Ruddick Corp.	2,281	54,858
Safeway Inc.	23,472	503,005
Sara Lee Corp.	36,918	370,288
Smithfield Foods Inc.(a)	7,263	86,212
SUPERVALU Inc.	11,539	202,394
Sysco Corp.	32,907	733,497
Tootsie Roll Industries Inc.(b)	1,210	28,883
TreeHouse Foods Inc.(a)	1,745	46,051
Tyson Foods Inc. Class A	16,947	149,981
United Natural Foods Inc.(a)	2,122	32,976
Whole Foods Market Inc.(b)	7,754	79,478

		9,785,034
FOREST PRODUCTS & PAPER—0.22%
Clearwater Paper Corp.(a)	611	6,910
Domtar Corp.(a)	26,705	39,790
International Paper Co.	23,756	216,655
Louisiana-Pacific Corp.	5,638	11,727
MeadWestvaco Corp.	8,814	102,595
Potlatch Corp.	2,133	53,730
Rayonier Inc.	4,292	126,356
Rock-Tenn Co. Class A	2,048	63,836
Temple-Inland Inc.	4,955	28,095
Wausau Paper Corp.	2,831	26,923
Weyerhaeuser Co.	11,410	311,949

		988,566
FORESTRY—0.06%
Plum Creek Timber Co. Inc.	9,145	281,392

		281,392
GAS—0.41%
AGL Resources Inc.	4,167	128,469
Atmos Energy Corp.	4,982	122,308
Energen Corp.	3,618	105,682
New Jersey Resources Corp.	2,312	92,688
Nicor Inc.	2,457	84,054
NiSource Inc.	14,839	143,642
Northwest Natural Gas Co.	1,490	63,981
Piedmont Natural Gas Co.	3,729	96,618
Sempra Energy	12,403	543,748
Southern Union Co.	5,670	73,086
Southwest Gas Corp.	2,289	58,965
UGI Corp.	5,939	150,672
Vectren Corp.	4,472	115,333
WGL Holdings Inc.	2,772	88,981

		1,868,227
HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	2,243	31,424
Black & Decker Corp. (The)	3,227	93,293
Kennametal Inc.	4,072	65,315
Lincoln Electric Holdings Inc.	2,196	90,409
Regal Beloit Corp.	1,662	56,442
Snap-On Inc.	3,198	96,516
Stanley Works (The)	4,309	134,699

		568,098

HEALTH CARE - PRODUCTS—4.64%
Advanced Medical Optics Inc.(a)	3,245	71,293
Alcon Inc.	4,174	357,461
American Medical Systems Holdings Inc.(a)	3,673	39,301
Baxter International Inc.	34,102	2,000,082
Beckman Coulter Inc.	3,412	169,645
Becton, Dickinson and Co.	12,700	922,909
Boston Scientific Corp.(a)	82,149	728,662
C.R. Bard Inc.	5,416	463,447
Cepheid Inc.(a)	3,337	24,827
Cooper Companies Inc. (The)	2,676	50,764
Covidien Ltd.	27,269	1,045,494
DENTSPLY International Inc.	7,669	206,373
Edwards Lifesciences Corp.(a)	3,039	174,712
Gen-Probe Inc.(a)	2,981	134,205
Haemonetics Corp.(a)	1,368	80,917
Henry Schein Inc.(a)	4,924	184,305
Hill-Rom Holdings Inc.	3,367	47,407
Hologic Inc.(a)	14,067	165,850
IDEXX Laboratories Inc.(a)	3,324	109,027
Immucor Inc.(a)	3,822	105,908
Intuitive Surgical Inc.(a)	2,123	219,157
Invacare Corp.	1,640	31,258
Inverness Medical Innovations Inc.(a)	4,326	105,857
Johnson & Johnson	153,515	8,856,280
Kinetic Concepts Inc.(a)	2,979	71,794
Masimo Corp.(a)	2,729	75,784
Medtronic Inc.	61,722	2,067,070
NuVasive Inc.(a)	1,901	70,983
Patterson Companies Inc.(a)	5,519	101,494
PSS World Medical Inc.(a)	3,219	51,118
ResMed Inc.(a)	4,120	164,388
St. Jude Medical Inc.(a)	18,818	684,411
Steris Corp.	3,196	85,014
Stryker Corp.	16,955	716,179
TECHNE Corp.	2,106	126,297
Thoratec Corp.(a)	3,321	96,209
Varian Medical Systems Inc.(a)	6,857	254,600
West Pharmaceutical Services Inc.	1,803	59,896
Zimmer Holdings Inc.(a)	12,280	446,992

		21,367,370
HEALTH CARE - SERVICES—1.42%
Aetna Inc.	25,238	782,378
Amedisys Inc.(a)(b)	1,428	58,876
AMERIGROUP Corp.(a)	2,966	82,959
Brookdale Senior Living Inc.(b)	2,141	14,559
Centene Corp.(a)	2,269	40,229
Community Health Systems Inc.(a)	5,270	98,233
Covance Inc.(a)	3,422	132,089
Coventry Health Care Inc.(a)	8,031	121,509
DaVita Inc.(a)	5,770	271,190
Health Management Associates Inc. Class A(a)	13,080	20,797
Health Net Inc.(a)	5,510	80,611
HealthSouth Corp.(a)	4,855	48,259
Healthways Inc.(a)	1,830	25,291
Humana Inc.(a)	9,336	354,114
Laboratory Corp. of America Holdings(a)	5,919	350,405
LifePoint Hospitals Inc.(a)(b)	2,913	65,659
Lincare Holdings Inc.(a)	4,339	104,353
Magellan Health Services Inc.(a)	2,095	75,881
Mednax Inc.(a)	2,531	84,966
Odyssey Healthcare Inc.(a)	1,799	17,846

Psychiatric Solutions Inc.(a)	2,764	71,864
Quest Diagnostics Inc.	8,261	407,680
Tenet Healthcare Corp.(a)	25,140	26,900
UnitedHealth Group Inc.	67,605	1,915,250
Universal Health Services Inc. Class B	2,614	98,940
WellCare Health Plans Inc.(a)	2,264	33,462
WellPoint Inc.(a)	28,195	1,168,683

		6,552,983
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	9,356	148,948
Walter Industries Inc.	3,030	55,873

		204,821
HOME BUILDERS—0.16%
Centex Corp.	6,841	58,217
D.R. Horton Inc.	14,986	89,317
Hovnanian Enterprises Inc. Class A(a)	3,411	5,765
KB Home	4,073	43,459
Lennar Corp. Class A	7,341	56,452
M.D.C. Holdings Inc.	1,909	58,492
NVR Inc.(a)(b)	288	122,714
Pulte Homes Inc.	11,465	116,370
Ryland Group Inc.	2,460	38,376
Thor Industries Inc.(b)	1,967	20,811
Toll Brothers Inc.(a)	6,917	117,727
Winnebago Industries Inc.(b)	1,203	6,653

		734,353
HOME FURNISHINGS—0.05%
Ethan Allen Interiors Inc.	1,435	16,345
Furniture Brands International Inc.	2,218	4,547
Harman International Industries Inc.	3,360	54,062
La-Z-Boy Inc.	2,718	2,636
Tempur-Pedic International Inc.	4,100	28,700
Whirlpool Corp.	4,033	134,823

		241,113
HOUSEHOLD PRODUCTS & WARES—0.52%
ACCO Brands Corp.(a)	2,903	5,574
American Greetings Corp. Class A	2,472	10,728
Avery Dennison Corp.	5,208	126,190
Blyth Inc.	1,558	5,313
Church & Dwight Co. Inc.	3,806	202,593
Clorox Co. (The)	7,570	379,635
Fortune Brands Inc.	8,188	262,016
Fossil Inc.(a)	2,477	28,585
Jarden Corp.(a)	3,653	38,101
Kimberly-Clark Corp.	22,890	1,178,148
Scotts Miracle-Gro Co. (The) Class A	2,429	78,262
Tupperware Brands Corp.	3,472	71,384
WD-40 Co.	916	22,964

		2,409,493
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	15,278	123,446
Toro Co. (The)	1,953	57,828

		181,274
INSURANCE—2.91%
ACE Ltd.	18,230	795,922
Aflac Inc.	25,499	591,832
Alleghany Corp.(a)	351	95,623

Allied World Assurance Holdings Ltd.	1,899	71,592
Allstate Corp. (The)	29,325	635,473
Ambac Financial Group Inc.	15,286	17,426
American Financial Group Inc.	4,279	72,657
American International Group Inc.	128,568	164,567
American National Insurance Co.	875	48,869
Aon Corp.	13,025	482,576
Arch Capital Group Ltd.(a)	2,708	162,886
Arthur J. Gallagher & Co.	5,216	122,941
Aspen Insurance Holdings Ltd.	3,896	86,102
Assurant Inc.	5,457	144,065
Assured Guaranty Ltd.(b)	3,494	26,659
Axis Capital Holdings Ltd.	7,765	188,379
Brown & Brown Inc.	6,217	118,931
Chubb Corp.	19,461	828,649
CIGNA Corp.	14,926	259,115
Cincinnati Financial Corp.	8,275	181,471
Conseco Inc.(a)	10,008	23,319
Delphi Financial Group Inc. Class A	2,330	35,346
Endurance Specialty Holdings Ltd.	2,777	75,701
Erie Indemnity Co. Class A	1,746	61,896
Everest Re Group Ltd.	3,226	203,238
Fidelity National Financial Inc.	11,561	169,022
First American Corp.(b)	4,532	98,979
Genworth Financial Inc. Class A	23,357	54,188
Hanover Insurance Group Inc. (The)	2,775	112,165
Hartford Financial Services Group Inc. (The)	16,508	217,245
HCC Insurance Holdings Inc.	6,222	145,657
Horace Mann Educators Corp.	2,060	19,261
IPC Holdings Ltd.	2,667	68,435
Lincoln National Corp.	14,178	214,513
Loews Corp.	19,482	475,361
Markel Corp.(a)	537	145,006
Marsh & McLennan Companies Inc.	28,070	542,593
Max Capital Group Ltd.	2,664	45,315
MBIA Inc.(a)(b)	12,798	49,400
Mercury General Corp.	1,493	57,839
MetLife Inc.	27,921	802,170
MGIC Investment Corp.	6,592	18,194
Montpelier Re Holdings Ltd.	4,607	65,143
Old Republic International Corp.	12,544	129,454
PartnerRe Ltd.	3,019	197,835
Phoenix Companies Inc. (The)	5,564	9,737
Platinum Underwriters Holdings Ltd.	2,570	71,472
Principal Financial Group Inc.	13,133	217,876
ProAssurance Corp.(a)	1,837	86,817
Progressive Corp. (The)(a)	34,690	421,483
Protective Life Corp.	3,875	32,085
Prudential Financial Inc.	23,261	598,971
Reinsurance Group of America Inc.	3,906	139,171
RenaissanceRe Holdings Ltd.	3,337	149,131
RLI Corp.	1,065	60,162
Selective Insurance Group Inc.	2,983	45,789
StanCorp Financial Group Inc.	2,728	70,437
Torchmark Corp.	4,668	140,040
Transatlantic Holdings Inc.	1,406	45,203
Travelers Companies Inc. (The)	32,231	1,245,406
Unitrin Inc.	2,699	34,439
Unum Group	18,152	257,032
W.R. Berkley Corp.	7,715	204,293
White Mountains Insurance Group Ltd.	421	101,671
Willis Group Holdings Ltd.	9,130	226,059
XL Capital Ltd. Class A	20,156	58,452

Zenith National Insurance Corp.	1,984	55,631

		13,394,367
INTERNET—2.10%
Akamai Technologies Inc.(a)	9,252	124,717
Amazon.com Inc.(a)	17,060	1,003,469
Ariba Inc.(a)	4,504	34,411
Avocent Corp.(a)	2,533	36,349
Check Point Software Technologies Ltd.(a)	9,443	214,073
Digital River Inc.(a)	2,004	49,639
EarthLink Inc.(a)	5,757	43,350
eBay Inc.(a)	60,044	721,729
Equinix Inc.(a)(b)	1,789	95,443
Expedia Inc.(a)	11,732	104,767
F5 Networks Inc.(a)	4,341	96,240
Google Inc. Class A(a)	13,087	4,430,342
HLTH Corp.(a)	4,866	55,375
IAC/InterActiveCorp.(a)	3,457	50,818
InfoSpace Inc.(a)	2,038	16,324
Interwoven Inc.(a)	2,547	40,166
j2 Global Communications Inc.(a)	2,386	46,718
Liberty Media Corp. - Liberty Interactive Group Series A(a)	30,761	96,590
McAfee Inc.(a)	8,254	251,664
NetFlix Inc.(a)(b)	2,535	91,615
NutriSystem Inc.(b)	1,660	21,397
Priceline.com Inc.(a)	2,194	147,195
RealNetworks Inc.(a)	5,735	16,173
S1 Corp.(a)	2,747	18,322
SonicWALL Inc.(a)	2,759	9,712
Symantec Corp.(a)	45,764	701,562
TIBCO Software Inc.(a)	10,252	54,848
United Online Inc.	4,491	27,485
ValueClick Inc.(a)	4,631	28,944
VeriSign Inc.(a)	10,549	203,701
Websense Inc.(a)	2,459	27,541
Yahoo! Inc.(a)	70,649	828,713

		9,689,392
IRON & STEEL—0.31%
AK Steel Holding Corp.	6,113	49,332
Allegheny Technologies Inc.	5,033	111,179
Carpenter Technology Corp.	2,558	42,207
Cliffs Natural Resources Inc.	6,220	144,117
Nucor Corp.	15,570	635,100
Reliance Steel & Aluminum Co.	3,580	79,225
Schnitzer Steel Industries Inc. Class A	1,163	45,671
Steel Dynamics Inc.	9,874	104,862
United States Steel Corp.	6,428	193,033

		1,404,726
LEISURE TIME—0.17%
Brunswick Corp.	5,007	13,919
Callaway Golf Co.	3,576	27,213
Carnival Corp.	23,175	421,553
Harley-Davidson Inc.	12,783	155,697
Interval Leisure Group Inc.(a)	2,189	10,967
Life Time Fitness Inc.(a)(b)	2,062	30,538
Polaris Industries Inc.(b)	1,742	37,052
Royal Caribbean Cruises Ltd.	7,281	47,254
WMS Industries Inc.(a)	2,508	55,728

		799,921

LODGING—0.18%
Boyd Gaming Corp.	2,973	14,300
Choice Hotels International Inc.(b)	1,758	46,271
Gaylord Entertainment Co.(a)(b)	2,252	23,871
Las Vegas Sands Corp.(a)	15,588	80,278
Marriott International Inc. Class A	16,711	272,556
MGM MIRAGE(a)(b)	5,183	41,464
Orient-Express Hotels Ltd. Class A	3,648	23,055
Starwood Hotels & Resorts Worldwide Inc.	9,365	141,599
Wyndham Worldwide Corp.	9,714	59,547
Wynn Resorts Ltd.(a)(b)	3,560	107,085

		810,026
MACHINERY—0.74%
AGCO Corp.(a)	5,008	106,570
Albany International Corp. Class A	1,356	13,574
Astec Industries Inc.(a)(b)	906	22,260
Briggs & Stratton Corp.	2,571	38,025
Bucyrus International Inc.	4,172	64,666
Caterpillar Inc.	33,551	1,035,048
Chart Industries Inc.(a)	1,551	13,121
Cognex Corp.	2,060	26,904
Cummins Inc.	9,960	238,841
Deere & Co.	23,577	819,065
Flowserve Corp.	3,111	165,847
Gardner Denver Inc.(a)	2,912	63,394
Graco Inc.	3,370	71,680
IDEX Corp.	4,579	103,531
Intermec Inc.(a)	2,548	31,646
Joy Global Inc.	6,008	125,147
Manitowoc Co. Inc. (The)	6,874	37,807
Nordson Corp.	1,610	48,638
Rockwell Automation Inc.	6,964	181,343
Terex Corp.(a)	5,210	61,686
Wabtec Corp.	2,705	80,961
Zebra Technologies Corp. Class A(a)	3,383	56,936

		3,406,690
MANUFACTURING—3.45%
Actuant Corp. Class A	3,152	51,945
Acuity Brands Inc.	2,216	59,544
AptarGroup Inc.	3,571	110,058
Brink’s Co. (The)	2,232	58,992
Carlisle Companies Inc.	3,438	64,187
Ceradyne Inc.(a)	1,364	31,126
CLARCOR Inc.	2,840	86,166
Cooper Industries Ltd.	9,500	255,645
Crane Co.	2,692	46,895
Danaher Corp.	13,495	754,775
Donaldson Co. Inc.	3,706	115,331
Dover Corp.	10,176	287,777
Eastman Kodak Co.	15,080	68,312
Eaton Corp.	8,935	393,319
ESCO Technologies Inc.(a)	1,421	50,360
General Electric Co.	548,712	6,655,877
Harsco Corp.	4,531	107,475
Hexcel Corp.(a)	5,430	45,015
Honeywell International Inc.	36,652	1,202,552
Illinois Tool Works Inc.	24,027	784,722
Ingersoll-Rand Co. Ltd. Class A	17,528	284,129
ITT Industries Inc.	9,983	452,030
Lancaster Colony Corp.	1,191	43,364
Leggett & Platt Inc.	8,618	107,639

Matthews International Corp. Class A	1,645	64,056
Pall Corp.	6,522	170,029
Parker Hannifin Corp.	8,834	337,547
Pentair Inc.	5,491	125,579
Roper Industries Inc.	4,879	200,722
SPX Corp.	2,928	123,298
Teleflex Inc.	2,143	113,965
Textron Inc.	13,275	119,873
3M Co.	35,255	1,896,366
Tredegar Corp.	1,369	22,588
Trinity Industries Inc.	4,338	49,930
Tyco International Ltd.	25,937	545,196

		15,886,384
MEDIA—2.27%
Belo Corp. Class A	5,036	7,201
Cablevision Systems Corp.	12,914	207,011
CBS Corp. Class B	31,685	181,238
Comcast Corp. Class A	104,951	1,537,532
Comcast Corp. Class A Special	44,344	615,495
CTC Media Inc.(a)	2,504	8,639
DIRECTV Group Inc. (The)(a)(b)	29,939	655,664
Discovery Communications Inc. Class A(a)	7,223	104,734
Discovery Communications Inc. Class C(a)	7,745	111,373
Dish Network Corp. Class A(a)	11,388	146,222
Gannett Co. Inc.	12,385	71,461
John Wiley & Sons Inc. Class A	2,753	97,539
Liberty Global Inc. Series A(a)	8,070	117,580
Liberty Global Inc. Series C(a)(b)	7,783	111,453
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,657	31,057
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	26,888	493,395
McClatchy Co. (The) Class A(b)	2,873	1,896
McGraw-Hill Companies Inc. (The)	17,611	387,266
Meredith Corp.	2,095	33,457
New York Times Co. (The) Class A(b)	6,452	32,066
News Corp. Class A	99,300	634,527
News Corp. Class B	23,626	171,052
Scholastic Corp.	1,817	19,805
Scripps Networks Interactive Inc. Class A	4,816	103,400
Sinclair Broadcast Group Inc. Class A	3,442	6,368
Time Warner Cable Inc. Class A(a)	8,444	157,312
Time Warner Inc.	196,802	1,836,163
Viacom Inc. Class A(a)	627	10,201
Viacom Inc. Class B(a)	30,853	455,082
Walt Disney Co. (The)	95,363	1,972,107
Washington Post Co. (The) Class B	323	126,151

		10,444,447
METAL FABRICATE & HARDWARE—0.18%
Commercial Metals Co.	6,159	70,829
Kaydon Corp.	1,828	49,722
Mueller Industries Inc.	1,987	39,978
Mueller Water Products Inc. Class A	6,304	42,678
Precision Castparts Corp.	7,605	493,945
Timken Co. (The)	4,348	64,742
Valmont Industries Inc.	1,055	42,812
Worthington Industries Inc.	3,415	34,355

		839,061
MINING—0.55%
Alcoa Inc.	43,730	340,657

Century Aluminum Co.(a)	1,781	6,323
Coeur d’Alene Mines Corp.(a)	31,493	22,360
Compass Minerals International Inc.	1,770	106,501
Freeport-McMoRan Copper & Gold Inc.	20,920	525,929
Hecla Mining Co.(a)(b)	8,922	23,643
Kaiser Aluminum Corp.	759	18,854
Newmont Mining Corp.	24,381	969,876
RTI International Metals Inc.(a)	1,217	16,198
Southern Copper Corp.	12,021	167,573
Stillwater Mining Co.(a)	2,779	11,533
Titanium Metals Corp.	5,454	38,451
USEC Inc.(a)(b)	5,739	29,212
Vulcan Materials Co.	4,967	245,668

		2,522,778
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.	11,481	255,567
Xerox Corp.	47,532	315,612

		571,179
OFFICE FURNISHINGS—0.02%
Herman Miller Inc.	2,917	32,058
HNI Corp.(b)	1,883	24,874
Interface Inc. Class A	2,526	10,306
Steelcase Inc. Class A	3,699	15,980

		83,218
OIL & GAS—11.19%
Anadarko Petroleum Corp.	25,115	922,725
Apache Corp.	18,361	1,377,075
Arena Resources Inc.(a)	2,027	49,378
Atlas America Inc.	1,993	25,311
Atwood Oceanics Inc.(a)	2,901	48,302
Berry Petroleum Co. Class A	2,144	15,780
Bill Barrett Corp.(a)	1,796	39,710
Cabot Oil & Gas Corp.	5,634	154,879
Carrizo Oil & Gas Inc.(a)(b)	1,453	20,139
Chesapeake Energy Corp.	32,776	518,189
Chevron Corp.	111,630	7,872,148
Cimarex Energy Co.	4,478	111,234
Comstock Resources Inc.(a)	2,547	97,117
Concho Resources Inc.(a)	3,401	85,773
ConocoPhillips	75,861	3,605,673
Continental Resources Inc.(a)	1,844	38,115
Crosstex Energy Inc.	2,508	8,327
Delta Petroleum Corp.(a)(b)	3,588	15,572
Denbury Resources Inc.(a)	13,271	162,437
Devon Energy Corp.	23,110	1,423,576
Diamond Offshore Drilling Inc.	3,565	223,739
Encore Acquisition Co.(a)	2,719	73,902
ENSCO International Inc.	7,785	212,998
EOG Resources Inc.	13,651	925,128
EXCO Resources Inc.(a)	9,307	94,373
Exxon Mobil Corp.	279,227	21,355,281
Forest Oil Corp.(a)	4,806	72,090
Frontier Oil Corp.	5,854	83,595
Goodrich Petroleum Corp.(a)	1,430	41,327
Helmerich & Payne Inc.	5,311	119,285
Hess Corp.	15,885	883,365
Holly Corp.	2,356	55,060
Marathon Oil Corp.	39,195	1,067,280
Mariner Energy Inc.(a)	4,283	42,402
Murphy Oil Corp.	10,406	459,737

Nabors Industries Ltd.(a)	16,184	177,215
Newfield Exploration Co.(a)	7,245	139,032
Noble Corp.	14,468	392,806
Noble Energy Inc.	9,375	458,719
Occidental Petroleum Corp.	45,169	2,463,969
Parker Drilling Co.(a)	6,319	13,396
Patterson-UTI Energy Inc.	8,424	80,533
Penn Virginia Corp.	2,220	45,732
Petrohawk Energy Corp.(a)	13,728	270,579
Pioneer Natural Resources Co.	6,422	94,018
Plains Exploration & Production Co.(a)	5,964	125,960
Pride International Inc.(a)	9,388	151,335
Quicksilver Resources Inc.(a)	7,286	50,492
Range Resources Corp.	8,442	302,561
Rowan Companies Inc.	6,120	77,479
SandRidge Energy Inc.(a)	5,089	33,893
Southwestern Energy Co.(a)	18,725	592,646
St. Mary Land & Exploration Co.	3,376	65,326
Stone Energy Corp.(a)	1,866	16,010
Sunoco Inc.	6,443	298,440
Swift Energy Co.(a)	1,595	24,435
Tesoro Corp.	7,345	126,554
Transocean Ltd.(a)	17,475	954,485
Ultra Petroleum Corp.(a)	8,357	299,431
Unit Corp.(a)	2,516	62,749
Valero Energy Corp.	28,215	680,546
W&T Offshore Inc.	1,516	19,056
Whiting Petroleum Corp.(a)	2,328	67,512
XTO Energy Inc.	31,820	1,180,204

		51,566,135
OIL & GAS SERVICES—1.49%
Baker Hughes Inc.	16,950	564,774
BJ Services Co.	16,236	178,596
Cameron International Corp.(a)	11,878	275,094
Complete Production Services Inc.(a)	2,668	17,102
Core Laboratories NV	1,217	81,770
Dresser-Rand Group Inc.(a)	4,567	88,965
Dril-Quip Inc.(a)	1,660	40,670
Exterran Holdings Inc.(a)	3,576	79,244
FMC Technologies Inc.(a)	6,875	203,431
Global Industries Ltd.(a)	4,351	15,011
Halliburton Co.	49,425	852,581
Helix Energy Solutions Group Inc.(a)	4,479	23,067
Hercules Offshore Inc.(a)	4,623	17,198
ION Geophysical Corp.(a)	4,788	7,182
Key Energy Services Inc.(a)	7,005	23,887
National Oilwell Varco Inc.(a)	22,584	597,121
Newpark Resources Inc.(a)	4,284	18,036
Oceaneering International Inc.(a)	3,000	103,380
Oil States International Inc.(a)	2,713	49,675
Schlumberger Ltd.	65,442	2,670,688
SEACOR Holdings Inc.(a)	1,090	70,894
Smith International Inc.	12,003	272,468
Superior Energy Services Inc.(a)	4,295	66,916
Tetra Technologies Inc.(a)	3,804	19,743
Tidewater Inc.	2,779	115,634
Weatherford International Ltd.(a)	37,408	412,610

		6,865,737
PACKAGING & CONTAINERS—0.27%
Ball Corp.	5,195	199,176
Bemis Co. Inc.	5,440	122,781

Crown Holdings Inc.(a)	8,651	162,206
Greif Inc. Class A	1,306	39,520
Owens-Illinois Inc.(a)	9,104	172,976
Packaging Corp. of America	5,604	79,577
Pactiv Corp.(a)	7,239	156,507
Sealed Air Corp.	8,597	116,489
Silgan Holdings Inc.	1,344	61,609
Sonoco Products Co.	5,540	127,032

		1,237,873
PHARMACEUTICALS—6.89%
Abbott Laboratories	84,543	4,687,061
Alkermes Inc.(a)	5,252	60,240
Allergan Inc.	16,859	642,665
AmerisourceBergen Corp.	8,632	313,514
Amylin Pharmaceuticals Inc.(a)	7,557	87,359
Auxilium Pharmaceuticals Inc.(a)	2,135	65,246
BioMarin Pharmaceutical Inc.(a)(b)	5,552	106,932
Bristol-Myers Squibb Co.	108,105	2,314,528
Cardinal Health Inc.	19,552	736,133
Cephalon Inc.(a)(b)	3,731	287,959
Cubist Pharmaceuticals Inc.(a)	3,025	64,765
CV Therapeutics Inc.(a)	3,036	47,513
Eli Lilly and Co.	53,173	1,957,830
Endo Pharmaceuticals Holdings Inc.(a)	6,492	145,875
Express Scripts Inc.(a)	11,438	614,907
Forest Laboratories Inc.(a)	16,743	419,245
Gilead Sciences Inc.(a)	50,015	2,539,262
Herbalife Ltd.	3,443	70,616
Hospira Inc.(a)	8,788	218,821
Isis Pharmaceuticals Inc.(a)(b)	4,826	68,191
King Pharmaceuticals Inc.(a)	13,295	116,198
Medarex Inc.(a)	6,830	40,775
Medco Health Solutions Inc.(a)	27,483	1,234,811
Medicines Co. (The)(a)	2,738	35,046
Medicis Pharmaceutical Corp. Class A	3,020	42,069
Merck & Co. Inc.	115,977	3,311,143
Mylan Inc.(a)(b)	16,802	190,367
NBTY Inc.(a)	3,040	57,365
Omnicare Inc.	5,943	166,166
Onyx Pharmaceuticals Inc.(a)	3,001	91,320
OSI Pharmaceuticals Inc.(a)	3,179	113,172
Par Pharmaceutical Companies Inc.(a)	1,804	22,207
Perrigo Co.	4,616	135,480
Pfizer Inc.	370,020	5,394,892
PharMerica Corp.(a)	1,565	25,729
Schering-Plough Corp.	89,141	1,565,316
Sepracor Inc.(a)	5,986	90,987
Theravance Inc.(a)	2,934	38,670
United Therapeutics Corp.(a)	1,381	93,839
Valeant Pharmaceuticals International(a)(b)	3,815	82,786
VCA Antech Inc.(a)	4,521	85,085
Warner Chilcott Ltd. Class A(a)	4,581	62,989
Watson Pharmaceuticals Inc.(a)	5,730	156,314
Wyeth	73,261	3,148,025

		31,749,413
PIPELINES—0.45%
El Paso Corp.	38,366	313,834
Equitable Resources Inc.	7,041	241,013
National Fuel Gas Co.	3,825	114,597
ONEOK Inc.	5,391	157,525
Questar Corp.	9,439	320,737

Spectra Energy Corp.	33,761	489,872
Williams Companies Inc. (The)	31,541	446,305

		2,083,883
REAL ESTATE—0.07%
Brookfield Properties Corp.	11,334	61,090
CB Richard Ellis Group Inc. Class A(a)	12,647	45,529
Forest City Enterprises Inc. Class A	3,572	24,147
Forestar Group Inc.(a)	1,902	21,207
Jones Lang LaSalle Inc.	1,809	42,710
St. Joe Co. (The)(a)(b)	5,015	120,611

		315,294
REAL ESTATE INVESTMENT TRUSTS—1.56%
Alexandria Real Estate Equities Inc.	1,777	105,447
AMB Property Corp.	5,480	88,338
American Campus Communities Inc.	2,427	51,865
Annaly Capital Management Inc.	29,300	443,602
Apartment Investment and Management Co. Class A	7,067	62,826
AvalonBay Communities Inc.	4,453	230,710
BioMed Realty Trust Inc.	4,593	50,707
Boston Properties Inc.	6,552	283,702
Brandywine Realty Trust	4,826	28,811
BRE Properties Inc. Class A	2,730	69,315
Camden Property Trust	2,904	76,549
CapitalSource Inc.	12,348	44,947
CBL & Associates Properties Inc.(b)	3,274	13,325
Colonial Properties Trust	2,343	17,221
Corporate Office Properties Trust	2,881	76,001
Cousins Properties Inc.	1,552	14,915
DCT Industrial Trust Inc.	9,950	36,318
Developers Diversified Realty Corp.	6,624	31,795
DiamondRock Hospitality Co.	5,099	20,906
Digital Realty Trust Inc.	3,706	118,221
Douglas Emmett Inc.	5,971	55,530
Duke Realty Corp.	7,983	73,523
Entertainment Properties Trust	1,665	37,712
Equity Lifestyle Properties Inc.	1,155	43,578
Equity Residential	14,906	356,701
Essex Property Trust Inc.	1,473	97,292
Federal Realty Investment Trust	3,252	164,649
FelCor Lodging Trust Inc.	2,220	3,219
First Industrial Realty Trust Inc.(b)	2,362	12,849
Franklin Street Properties Corp.	3,344	38,188
HCP Inc.	13,763	321,228
Health Care REIT Inc.	5,648	213,551
Healthcare Realty Trust Inc.	3,141	51,858
Highwoods Properties Inc.	3,401	76,727
Home Properties Inc.	1,795	64,423
Hospitality Properties Trust	5,216	69,999
Host Hotels & Resorts Inc.	28,897	155,466
HRPT Properties Trust	12,311	39,149
iStar Financial Inc.(b)	7,744	8,131
Kilroy Realty Corp.	1,747	39,936
Kimco Realty Corp.	13,077	188,047
LaSalle Hotel Properties	2,352	19,592
Lexington Realty Trust	4,167	18,460
Liberty Property Trust	5,512	110,240
Macerich Co. (The)(b)	4,059	59,830
Mack-Cali Realty Corp.	3,581	72,766
Maguire Properties Inc.(a)	2,270	4,722
MFA Mortgage Investments Inc.	11,130	63,775

Mid-America Apartment Communities Inc.	1,490	44,015
National Retail Properties Inc.	4,151	59,899
Nationwide Health Properties Inc.	5,519	140,900
Newcastle Investment Corp.(b)	3,462	1,835
Omega Healthcare Investors Inc.	4,369	63,918
Pennsylvania Real Estate Investment Trust(b)	1,960	8,683
Post Properties Inc.	2,522	33,013
ProLogis	15,052	150,671
Public Storage	7,023	434,513
RAIT Financial Trust	2,823	4,884
Realty Income Corp.(b)	5,642	108,721
Redwood Trust Inc.	2,789	35,392
Regency Centers Corp.	3,844	135,693
Senior Housing Properties Trust	6,300	101,934
Simon Property Group Inc.	12,187	523,797
SL Green Realty Corp.(b)	3,231	50,759
Strategic Hotels & Resorts Inc.	4,269	5,849
Sunstone Hotel Investors Inc.	2,690	11,594
Tanger Factory Outlet Centers Inc.	1,763	53,419
Taubman Centers Inc.	2,884	57,247
UDR Inc.	8,123	95,283
Ventas Inc.	7,840	218,501
Vornado Realty Trust	7,913	402,060
Washington Real Estate Investment Trust	2,825	67,263
Weingarten Realty Investors(b)	4,255	68,888

		7,205,393
RETAIL—6.15%
Abercrombie & Fitch Co. Class A	4,756	84,895
Advance Auto Parts Inc.	5,153	168,658
Aeropostale Inc.(a)	3,649	77,030
American Eagle Outfitters Inc.	9,795	88,253
AnnTaylor Stores Corp.(a)	3,194	15,714
AutoNation Inc.(a)	6,095	56,562
AutoZone Inc.(a)	1,899	252,358
Barnes & Noble Inc.(b)	2,185	35,878
Bed Bath & Beyond Inc.(a)	14,389	334,256
Best Buy Co. Inc.	18,434	516,521
Big Lots Inc.(a)(b)	4,367	58,736
BJ’s Wholesale Club Inc.(a)	3,291	94,386
Bob Evans Farms Inc.	1,832	32,170
Brinker International Inc.	5,618	61,629
Brown Shoe Co. Inc.	2,136	10,018
Burger King Holdings Inc.	4,983	110,872
CarMax Inc.(a)	10,953	90,581
Casey’s General Stores Inc.	2,754	58,523
Cato Corp. Class A	1,365	18,059
CEC Entertainment Inc.(a)	1,215	28,358
Charming Shoppes Inc.(a)	5,920	6,394
Cheesecake Factory Inc. (The)(a)	3,411	29,607
Chico’s FAS Inc.(a)	9,144	36,210
Children’s Place Retail Stores Inc. (The)(a)	1,217	22,892
Chipotle Mexican Grill Inc. Class A(a)(b)	802	38,304
Chipotle Mexican Grill Inc. Class B(a)	1,066	48,524
Christopher & Banks Corp.	1,823	7,073
Collective Brands Inc.(a)	3,450	36,812
Copart Inc.(a)(b)	3,388	81,617
Costco Wholesale Corp.	23,826	1,072,885
Cracker Barrel Old Country Store Inc.(b)	1,134	19,924
CVS Caremark Corp.	78,704	2,115,564
Darden Restaurants Inc.	7,122	186,739
Dick’s Sporting Goods Inc.(a)	4,613	50,789
Dillard’s Inc. Class A	3,472	15,103

Dollar Tree Inc.(a)	4,991	213,166
Dress Barn Inc.(a)	2,437	21,007
Family Dollar Stores Inc.	7,260	201,610
Foot Locker Inc.	8,786	64,665
Fred’s Inc.	1,925	19,751
GameStop Corp. Class A(a)	8,249	204,410
Gap Inc. (The)	28,297	319,190
Genesco Inc.(a)	1,133	17,448
Group 1 Automotive Inc.	1,215	12,114
Home Depot Inc.	93,369	2,010,235
HSN Inc.(a)	2,189	10,398
Insight Enterprises Inc.(a)	2,292	11,873
J. Crew Group Inc.(a)(b)	2,803	28,030
J.C. Penney Co. Inc.	10,574	177,115
Jack in the Box Inc.(a)	3,007	67,928
Kohl’s Corp.(a)	15,709	576,677
Limited Brands Inc.	15,885	125,809
Lowe’s Companies Inc.	80,486	1,470,479
Macy’s Inc.	22,994	205,796
McDonald’s Corp.	61,292	3,556,162
Men’s Wearhouse Inc. (The)	2,506	29,195
MSC Industrial Direct Co. Inc. Class A	2,370	81,196
99 Cents Only Stores(a)(b)	3,000	25,140
Nordstrom Inc.	9,156	116,190
Nu Skin Enterprises Inc. Class A	2,775	26,335
Office Depot Inc.(a)	14,884	32,149
OfficeMax Inc.	3,912	21,555
O’Reilly Automotive Inc.(a)	7,342	213,432
P.F. Chang’s China Bistro Inc.(a)	1,198	21,241
Pacific Sunwear of California Inc.(a)	3,946	4,933
Panera Bread Co. Class A(a)(b)	1,627	76,436
Papa John’s International Inc.(a)	1,215	23,097
Pep Boys - Manny, Moe & Jack (The)	2,323	6,713
PetSmart Inc.	6,892	129,363
RadioShack Corp.	7,064	80,953
Regis Corp.	2,310	25,988
Rite Aid Corp.(a)	31,837	8,914
Ross Stores Inc.	7,172	211,000
Saks Inc.(a)(b)	6,752	17,015
Sally Beauty Co. Inc.(a)	4,121	19,492
Sears Holdings Corp.(a)(b)	3,286	134,463
Signet Jewelers Ltd.	4,497	31,659
Sonic Corp.(a)	3,160	30,778
Staples Inc.	38,690	616,719
Starbucks Corp.(a)	39,778	375,504
Target Corp.	37,705	1,176,396
Tiffany & Co.	6,854	142,221
TJX Companies Inc. (The)	23,034	447,320
Tractor Supply Co.(a)	1,800	60,678
Tween Brands Inc.(a)	1,136	3,056
Under Armour Inc. Class A(a)(b)	1,888	34,928
Urban Outfitters Inc.(a)	6,412	99,899
Walgreen Co.	54,605	1,496,723
Wal-Mart Stores Inc.	133,887	6,308,755
Wendy’s/Arby’s Group Inc. Class A	21,018	105,931
Williams-Sonoma Inc.	4,829	38,246
World Fuel Services Corp.	1,529	51,634
Yum! Brands Inc.	25,314	724,487
Zale Corp.(a)(b)	1,912	2,371

		28,327,862
SAVINGS & LOANS—0.24%
Astoria Financial Corp.	4,936	44,819

Dime Community Bancshares Inc.	1,751	17,598
First Niagara Financial Group Inc.	6,490	84,759
Hudson City Bancorp Inc.	26,417	306,437
New York Community Bancorp Inc.	19,342	256,282
NewAlliance Bancshares Inc.	5,541	60,896
People’s United Financial Inc.	9,414	154,013
Provident Financial Services Inc.	3,222	35,216
TFS Financial Corp.	5,212	67,026
Washington Federal Inc.	4,738	58,183

		1,085,229
SEMICONDUCTORS—2.26%
Actel Corp.(a)	1,362	12,285
Advanced Micro Devices Inc.(a)	29,951	65,593
Altera Corp.	16,564	254,754
Amkor Technology Inc.(a)	5,687	13,194
Analog Devices Inc.	15,779	315,264
Applied Materials Inc.	73,425	687,992
Applied Micro Circuits Corp.(a)	4,026	16,104
Atmel Corp.(a)	25,135	83,951
ATMI Inc.(a)	1,817	24,548
Broadcom Corp. Class A(a)	24,373	386,312
Brooks Automation Inc.(a)	2,728	12,467
Cabot Microelectronics Corp.(a)	1,409	32,069
Cirrus Logic Inc.(a)	3,895	10,984
Cohu Inc.	915	9,132
Cree Inc.(a)(b)	4,610	91,877
Cypress Semiconductor Corp.(a)	8,266	37,280
DSP Group Inc.(a)	1,375	8,951
Emulex Corp.(a)	4,352	24,850
Entegris Inc.(a)	6,133	8,525
Exar Corp.(a)	2,064	13,973
Fairchild Semiconductor International Inc. Class A(a)	6,678	30,385
FormFactor Inc.(a)	2,715	42,245
Integrated Device Technology Inc.(a)	9,331	53,560
Intel Corp.	305,635	3,942,692
International Rectifier Corp.(a)	3,862	52,600
Intersil Corp. Class A	6,860	63,867
KLA-Tencor Corp.	9,259	185,550
Kulicke and Soffa Industries Inc.(a)	2,508	3,837
Lam Research Corp.(a)	6,901	139,469
Lattice Semiconductor Corp.(a)	6,391	9,842
Linear Technology Corp.	11,182	261,882
LSI Corp.(a)	34,534	109,818
Marvell Technology Group Ltd.(a)	26,407	192,507
Maxim Integrated Products Inc.	17,408	230,308
MEMC Electronic Materials Inc.(a)	12,222	166,219
Micrel Inc.	2,585	19,646
Microchip Technology Inc.	10,094	191,483
Micron Technology Inc.(a)	41,285	153,580
Microsemi Corp.(a)	4,370	36,708
National Semiconductor Corp.	12,501	126,760
Novellus Systems Inc.(a)	5,332	73,528
NVIDIA Corp.(a)	30,559	242,944
OmniVision Technologies Inc.(a)	2,696	18,036
ON Semiconductor Corp.(a)	21,918	91,398
PMC-Sierra Inc.(a)	12,296	59,882
QLogic Corp.(a)	7,082	80,168
Rambus Inc.(a)	5,680	51,461
Semtech Corp.(a)	3,500	41,125
Silicon Image Inc.(a)	3,876	14,225
Silicon Laboratories Inc.(a)	2,519	58,013

Skyworks Solutions Inc.(a)	8,681	37,502
Teradyne Inc.(a)	8,667	41,688
Tessera Technologies Inc.(a)	2,748	32,316
Texas Instruments Inc.	71,563	1,069,867
TriQuint Semiconductor Inc.(a)	8,827	17,831
Varian Semiconductor Equipment Associates Inc.(a)	3,909	74,427
Veeco Instruments Inc.(a)	1,374	6,636
Xilinx Inc.	15,276	257,401
Zoran Corp.(a)	2,544	15,111

		10,406,622
SOFTWARE—4.09%
ACI Worldwide Inc.(a)	1,793	30,463
Activision Blizzard Inc.(a)	32,344	283,333
Acxiom Corp.	3,658	34,788
Adobe Systems Inc.(a)	29,121	562,327
Advent Software Inc.(a)(b)	920	20,084
ANSYS Inc.(a)	4,908	122,013
Autodesk Inc.(a)	12,151	201,221
Automatic Data Processing Inc.	27,879	1,012,844
Avid Technology Inc.(a)	1,641	16,426
BMC Software Inc.(a)	10,284	260,494
Broadridge Financial Solutions Inc.	7,467	100,730
CA Inc.	22,427	403,462
Cerner Corp.(a)(b)	3,457	116,570
Citrix Systems Inc.(a)	10,180	214,187
Compuware Corp.(a)	13,302	86,463
Concur Technologies Inc.(a)	2,739	67,626
CSG Systems International Inc.(a)	1,862	26,999
Dun & Bradstreet Corp. (The)	2,961	225,036
Electronic Arts Inc.(a)	17,540	270,818
Fair Isaac Corp.	2,696	34,239
Fidelity National Information Services Inc.	10,478	166,705
Fiserv Inc.(a)	8,782	278,829
Global Payments Inc.	4,357	151,231
IMS Health Inc.	9,861	143,182
Informatica Corp.(a)	4,972	63,443
Intuit Inc.(a)	16,214	367,247
JDA Software Group Inc.(a)	1,630	18,256
ManTech International Corp. Class A(a)	1,132	60,709
MasterCard Inc. Class A	4,422	600,419
Metavante Technologies Inc.(a)	4,789	69,488
Microsoft Corp.	434,705	7,433,456
MSCI Inc. Class A(a)	3,794	65,864
Novell Inc.(a)	19,454	71,980
Nuance Communications Inc.(a)	10,274	101,302
Omniture Inc.(a)(b)	3,880	35,269
Oracle Corp.(a)	215,834	3,632,486
Parametric Technology Corp.(a)	6,581	59,229
Paychex Inc.	17,734	430,759
Progress Software Corp.(a)	2,102	35,860
Quest Software Inc.(a)	4,029	50,242
Red Hat Inc.(a)	10,345	151,554
Salesforce.com Inc.(a)	5,498	146,302
SEI Investments Co.	7,598	96,267
Solera Holdings Inc.(a)	4,091	98,552
Sybase Inc.(a)	4,381	119,645
Take-Two Interactive Software Inc.	4,139	29,056
THQ Inc.(a)	3,568	14,094
Total System Services Inc.	11,101	140,539
VeriFone Holdings Inc.(a)(b)	3,568	16,520
VMware Inc. Class A(a)	2,346	48,562
Wind River Systems Inc.(a)	3,678	29,314

		18,816,484

TELECOMMUNICATIONS—5.93%
Adaptec Inc.(a)	6,134	17,114
ADC Telecommunications Inc.(a)(b)	6,690	33,918
ADTRAN Inc.	3,493	52,919
Amdocs Ltd.(a)	10,607	179,470
American Tower Corp. Class A(a)	21,693	658,166
Anixter International Inc.(a)(b)	1,643	44,328
ARRIS Group Inc.(a)	6,586	46,892
AT&T Inc.	326,393	8,035,796
Atheros Communications Inc.(a)	3,180	38,192
Black Box Corp.	931	20,324
CenturyTel Inc.	5,480	148,727
Ciena Corp.(a)	4,866	30,364
Cincinnati Bell Inc.(a)	12,822	17,823
Cisco Systems Inc.(a)	323,471	4,842,361
CommScope Inc.(a)	3,816	55,027
Comtech Telecommunications Corp.(a)	1,349	52,341
Corning Inc.	85,571	865,123
Crown Castle International Corp.(a)	13,271	259,050
EchoStar Corp.(a)	2,199	33,117
Embarq Corp.	7,770	277,544
Extreme Networks Inc.(a)	6,169	10,919
Finisar Corp.(a)	25,120	12,811
Frontier Communications Corp.	17,222	139,670
Harmonic Inc.(a)	5,618	28,933
Harris Corp.	7,345	317,965
InterDigital Inc.(a)	2,305	74,521
JDS Uniphase Corp.(a)	11,564	41,977
Juniper Networks Inc.(a)	28,853	408,558
Leap Wireless International Inc.(a)	2,804	70,661
Level 3 Communications Inc.(a)(b)	93,811	93,811
MetroPCS Communications Inc.(a)	13,402	182,133
Motorola Inc.	117,090	518,709
NeuStar Inc. Class A(a)	4,180	56,932
Newport Corp.(a)	2,056	11,000
NII Holdings Inc. Class B(a)	9,201	178,499
Plantronics Inc.	2,526	25,639
Polycom Inc.(a)	4,503	63,267
QUALCOMM Inc.	90,039	3,110,847
Qwest Communications International Inc.	76,587	246,610
RCN Corp.(a)	2,493	9,174
RF Micro Devices Inc.(a)	14,448	15,604
SAVVIS Inc.(a)(b)	2,321	14,808
SBA Communications Corp.(a)	6,259	124,554
Sonus Networks Inc.(a)	14,316	18,897
Sprint Nextel Corp.(a)	153,474	372,942
Sycamore Networks Inc.(a)	10,078	23,683
Tekelec(a)	3,176	39,446
TeleCorp PCS Inc. Escrow(c)	1,292	0
Telephone and Data Systems Inc.	2,957	90,218
Telephone and Data Systems Inc. Special	2,793	75,690
Tellabs Inc.(a)	20,361	84,091
3Com Corp.(a)	21,985	51,225
tw telecom inc.(a)	8,405	64,298
United States Cellular Corp.(a)	844	35,406
Verizon Communications Inc.	157,168	4,694,608
Virgin Media Inc.	16,159	73,362
Windstream Corp.	24,005	208,363

		27,298,427

TEXTILES—0.06%
Cintas Corp.	7,334	166,849
G&K Services Inc. Class A	1,106	20,406
Mohawk Industries Inc.(a)	3,024	97,101

		284,356
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	6,806	164,229
JAKKS Pacific Inc.(a)	1,620	29,711
Marvel Entertainment Inc.(a)	2,920	80,329
Mattel Inc.	19,665	279,046

		553,315
TRANSPORTATION—1.72%
Alexander & Baldwin Inc.	2,261	49,832
American Commercial Lines Inc.(a)	2,456	9,922
Arkansas Best Corp.(b)	1,150	26,899
Bristow Group Inc.(a)	1,447	35,003
Burlington Northern Santa Fe Corp.	15,518	1,028,068
C.H. Robinson Worldwide Inc.	9,297	427,476
Con-way Inc.	2,462	54,238
CSX Corp.	21,592	625,304
Expeditors International Washington Inc.	11,735	326,350
FedEx Corp.	15,910	810,455
Forward Air Corp.	1,642	33,267
Genco Shipping & Trading Ltd.(b)	1,680	26,124
General Maritime Corp.	2,278	24,192
Genesee & Wyoming Inc. Class A(a)	1,809	49,151
Hub Group Inc. Class A(a)	1,895	43,017
J.B. Hunt Transport Services Inc.	6,082	135,446
Kansas City Southern Industries Inc.(a)	4,958	90,037
Kirby Corp.(a)	2,923	70,094
Landstar System Inc.	2,927	104,991
Norfolk Southern Corp.	20,260	777,174
Old Dominion Freight Line Inc.(a)	1,591	39,902
Overseas Shipholding Group Inc.	1,295	46,232
Pacer International Inc.	1,893	16,280
Ryder System Inc.	3,009	101,644
Teekay Corp.	2,491	43,642
Union Pacific Corp.	28,114	1,231,112
United Parcel Service Inc. Class B	37,508	1,593,715
UTi Worldwide Inc.	5,167	56,630
Werner Enterprises Inc.	2,925	43,875
YRC Worldwide Inc.(a)	3,274	9,429

		7,929,501
TRUCKING & LEASING—0.01%
GATX Corp.	2,457	59,214

		59,214
WATER—0.05%
American Water Works Co. Inc.	3,106	65,785
Aqua America Inc.	7,231	149,971

		215,756

TOTAL COMMON STOCKS
(Cost: $647,836,627)		459,930,612

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.38%

MONEY MARKET FUNDS—1.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(d)(e)(f)	5,148,615	5,148,615
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(d)(e)(f)	832,305	832,305
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(d)(e)	391,886	391,886

		6,372,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,372,806)		6,372,806

TOTAL INVESTMENTS IN SECURITIES—101.22%
(Cost: $654,209,433)		466,303,418
Other Assets, Less Liabilities—(1.22)%		(5,621,500)

NET ASSETS—100.00%		$460,681,918

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

ELECTRIC—84.33%
AES Corp. (The)(a)	886,711	$7,013,884
Allegheny Energy Inc.	222,123	7,383,369
ALLETE Inc.	35,115	1,092,076
Alliant Energy Corp.	146,391	4,220,453
Ameren Corp.	278,164	9,248,953
American Electric Power Co. Inc.	532,589	16,696,665
Avista Corp.	72,621	1,382,704
Black Hills Corp.	50,848	1,347,472
Calpine Corp.(a)(b)	480,458	3,560,194
CenterPoint Energy Inc.	400,975	5,365,045
Cleco Corp.	79,127	1,808,052
CMS Energy Corp.	298,084	3,502,487
Consolidated Edison Inc.	363,372	14,807,409
Constellation Energy Group Inc.	236,415	6,217,714
Dominion Resources Inc.	772,029	27,159,980
DPL Inc.(b)	154,174	3,322,450
DTE Energy Co.	217,464	7,502,508
Duke Energy Corp.	1,665,516	25,232,567
Dynegy Inc. Class A(a)	661,878	1,396,563
Edison International	397,401	12,943,351
El Paso Electric Co.(a)	59,860	990,084
Entergy Corp.	251,430	19,199,195
Exelon Corp.	876,464	47,521,878
FirstEnergy Corp.	404,820	20,236,952
FPL Group Inc.	498,864	25,716,439
Great Plains Energy Inc.	156,257	2,979,821
Hawaiian Electric Industries Inc.	119,452	2,589,719
IDACORP Inc.	59,692	1,737,634
Integrys Energy Group Inc.	101,407	4,233,742
ITC Holdings Corp.	65,464	2,748,179
Mirant Corp.(a)	207,849	3,568,767
Northeast Utilities	207,435	4,936,953
NorthWestern Corp.	47,814	1,157,577
NRG Energy Inc.(a)(b)	309,603	7,232,326
NSTAR	141,481	4,784,887
NV Energy Inc.	310,812	3,335,013
Pepco Holdings Inc.	287,426	5,119,057
PG&E Corp.	479,383	18,537,741
Pinnacle West Capital Corp.	133,542	4,469,651
PNM Resources Inc.	104,478	1,048,959
Portland General Electric Co.	83,076	1,615,828
PPL Corp.	494,266	15,154,196
Progress Energy Inc.	347,023	13,436,731
Public Service Enterprise Group Inc.	675,230	21,317,011
Puget Energy Inc.	155,594	4,574,464
Reliant Energy Inc.(a)	458,716	2,334,864
SCANA Corp.	140,023	4,801,389

Southern Co. (The)	1,019,425	34,099,766
TECO Energy Inc.	264,503	3,176,681
UniSource Energy Corp.	47,242	1,334,114
Westar Energy Inc.	143,701	2,885,516
Wisconsin Energy Corp.	155,418	6,928,534
Xcel Energy Inc.	596,307	11,007,827

		466,015,391
ENERGY - ALTERNATE SOURCES—0.51%
Covanta Holding Corp.(a)	162,186	2,804,196

		2,804,196
GAS—8.19%
AGL Resources Inc.	101,370	3,125,237
Atmos Energy Corp.	119,651	2,937,432
Energen Corp.	86,390	2,523,452
New Jersey Resources Corp.	54,955	2,203,146
Nicor Inc.	59,810	2,046,100
NiSource Inc.	364,050	3,524,004
Northwest Natural Gas Co.	35,220	1,512,347
Piedmont Natural Gas Co.	91,321	2,366,127
Sempra Energy	300,819	13,187,905
Southern Union Co.	138,463	1,784,788
Southwest Gas Corp.	58,489	1,506,677
UGI Corp.	143,072	3,629,737
Vectren Corp.	107,755	2,779,001
WGL Holdings Inc.	65,430	2,100,303

		45,226,256
PIPELINES—5.81%
Equitable Resources Inc.	172,410	5,901,594
National Fuel Gas Co.	94,206	2,822,412
ONEOK Inc.	128,920	3,767,042
Questar Corp.	228,669	7,770,173
Spectra Energy Corp.	816,468	11,846,951

		32,108,172
WATER—0.96%
American Water Works Co. Inc.	77,009	1,631,051
Aqua America Inc.	177,572	3,682,843

		5,313,894

TOTAL COMMON STOCKS
(Cost: $705,127,729)		551,467,909

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.85%

MONEY MARKET FUNDS—0.85%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,199,758	3,199,758
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	517,260	517,260

Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	969,838	969,838

		4,686,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,686,856)		4,686,856

TOTAL INVESTMENTS IN SECURITIES—100.65%
(Cost: $709,814,585)		556,154,765
Other Assets, Less Liabilities—(0.65)%		(3,567,452)

NET ASSETS—100.00%		$552,587,313

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.20%

AUSTRALIA—19.12%
Bunnings Warehouse Property Trust	28,296	$31,129
CFS Retail Property Trust	137,784	157,710
Commonwealth Property Office Fund	131,874	72,118
Dexus Property Group	238,548	115,286
Goodman Group	188,215	85,575
GPT Group (The)	347,634	168,006
ING Industrial Fund	90,294	8,613
ING Office Fund	98,664	31,057
Macquarie Office Trust	163,560	19,761
Mirvac Group	124,920	90,955
Stockland Corp. Ltd.	117,774	272,609
Westfield Group	153,150	1,172,553

		2,225,372
CHINA—6.75%
Agile Property Holdings Ltd.	120,000	47,197
China Overseas Land & Investment Ltd.	312,000	417,628
China Resources Land Ltd.	144,000	169,911
Country Garden Holdings Co.	258,000	54,231
Hopson Development Holdings Ltd.(a)	48,000	28,226
Shimao Property Holdings Ltd.	105,000	69,055

		786,248
HONG KONG—29.03%
Champion REIT	168,000	41,812
Great Eagle Holdings Ltd.	24,000	29,742
Hang Lung Properties Ltd.(a)	156,000	358,082
Henderson Land Development Co. Ltd.	78,000	303,263
Hongkong Land Holdings Ltd.	132,000	282,480
Hysan Development Co. Ltd.	60,000	98,264
Kerry Properties Ltd.	45,000	107,703
Kowloon Development Co. Ltd.(a)	46,000	19,813
Link REIT (The)	165,000	312,780
New World China Land Ltd.(a)	93,600	23,778
New World Development Co. Ltd.	216,000	208,350
Shenzhen Investment Ltd.	144,000	25,069
Shui On Land Ltd.	99,000	25,661
Sino Land Co. Ltd.	192,000	188,171
Sun Hung Kai Properties Ltd.	150,000	1,354,026

		3,378,994
JAPAN—38.19%
AEON Mall Co. Ltd.	6,600	92,228
Daibiru Corp.	4,200	37,693
Heiwa Real Estate Co. Ltd.	12,000	27,926
Japan Prime Realty Investment Corp.	48	125,812
Japan Real Estate Investment Corp.	30	275,248
Japan Retail Fund Investment Corp.	30	134,283
Kenedix Realty Investment Corp.	18	47,701

Mitsubishi Estate Co. Ltd.	84,000	1,132,658
Mitsui Fudosan Co. Ltd.	72,000	954,014
MORI TRUST Sogo REIT Inc.	6	46,364
Nippon Building Fund Inc.	42	457,366
Nomura Real Estate Office Fund Inc.	24	153,658
NTT Urban Development Corp.	96	84,766
ORIX JREIT Inc.	18	86,583
Premier Investment Co.	12	37,920
Sumitomo Realty & Development Co. Ltd.	36,000	423,694
TOC Co. Ltd.	9,000	40,285
Tokyo Tatemono Co. Ltd.	18,000	61,730
Tokyu Land Corp.	30,000	96,537
TOKYU REIT Inc.	12	78,432
United Urban Investment Corp.	12	49,972

		4,444,870
NEW ZEALAND—0.23%
Kiwi Income Property Trust	51,774	26,774

		26,774
SINGAPORE—5.88%
Ascendas Real Estate Investment Trust	108,000	104,369
CapitaCommercial Trust	84,000	53,098
CapitaLand Ltd.(a)	168,000	266,878
CapitaMall Trust Management Ltd.(a)	96,000	101,668
Keppel Land Ltd.	30,000	27,800
Mapletree Logistics Trust	126,000	32,109
Singapore Land Ltd.	12,000	26,291
Suntec REIT	114,000	49,801
Wing Tai Holdings Ltd.	48,000	22,081

		684,095

TOTAL COMMON STOCKS
(Cost: $21,158,098)		11,546,353

Security	Shares	Value

RIGHTS—0.01%

SINGAPORE—0.01%
Ascendas Real Estate Investment Trust(b)(c)	7,200	1,430

		1,430

TOTAL RIGHTS
(Cost: $0)		1,430

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.22%

MONEY MARKET FUNDS—4.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(d)(e)(f)	419,203	419,203
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(d)(e)(f)	67,767	67,767
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(d)(e)	4,776	4,776

		491,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $491,746)	491,746

TOTAL INVESTMENTS IN SECURITIES—103.43%
(Cost: $21,649,844)	12,039,529
Other Assets, Less Liabilities—(3.43)%	(399,510)

NET ASSETS—100.00%	$11,640,019

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—98.19%

AUSTRIA—1.67%
CA Immobilien Anlagen AG(a)	2,896	$14,659
conwert Immobilien Invest SE(a)	2,874	17,310

		31,969
BELGIUM—5.16%
Befimmo SCA	424	40,746
Cofinimmo SA	276	33,534
Intervest Offices NV	222	5,576
Leasinvest Real Estate SCA	62	4,275
Warehouses De Pauw SCA	210	9,015
Wereldhave Belgium NV	84	5,704

		98,850
FINLAND—1.48%
Citycon OYJ	5,262	10,520
Sponda OYJ	2,592	10,961
Technopolis OYJ	1,894	6,966

		28,447
FRANCE—32.94%
Acanthe Developpement	1,268	2,210
Affine SA	112	1,606
Fonciere des Regions(b)	664	40,708
GAGFAH SA	1,676	6,529
Gecina SA	594	41,303
Icade	633	51,105
Klepierre	2,677	64,117
Mercialys	982	29,070
Societe de la Tour Eiffel	174	5,470
Societe Immobiliere de Location pour I’Industrie et le Commerce	424	37,166
Unibail-Rodamco	2,612	352,150

		631,434
GERMANY—3.22%
Alstria Office REIT AG	1,004	6,536
Colonia Real Estate AG	716	2,606
Deutsche EuroShop AG	1,132	31,189
Deutsche Wohnen AG Bearer(a)	862	12,604
DIC Asset AG	766	4,358
PATRIZIA Immobilien AG(a)(b)	1,202	2,418
Vivacon AG	642	2,024

		61,735
ITALY—1.48%
Beni Stabili SpA	26,070	20,663
Immobiliare Grande Distribuzione SpA	4,104	5,733
Risanamento SpA(a)	3,878	1,898

		28,294

NETHERLANDS—11.62%
Corio NV	2,160	92,785
Eurocommercial Properties NV	1,162	33,728
Nieuwe Steen Investments NV	1,116	18,649
VastNed Offices/Industrial NV	634	6,744
VastNed Retail NV	522	22,349
Wereldhave NV	674	48,520

		222,775
NORWAY—0.23%
Norwegian Property ASA	5,626	4,314

		4,314
SPAIN—0.07%
Renta Corporacion Real Estate SA	438	1,246

		1,246
SWEDEN—6.02%
Castellum AB	5,596	36,092
Fabege AB	5,476	18,550
Hufvudstaden AB Class A	2,596	15,397
Klovern AB	4,204	8,565
Kungsleden AB	4,318	22,383
Wihlborgs Fastigheter AB	1,276	14,460

		115,447
SWITZERLAND—5.86%
Allreal Holding AG Registered	182	17,766
PSP Swiss Property AG Registered(a)	1,516	64,195
Swiss Prime Site AG Registered(a)	632	26,681
Zueblin Immobilien Holding AG Registered(a)	1,008	3,639

		112,281
UNITED KINGDOM—28.44%
A&J Mucklow Group PLC	742	2,353
Big Yellow Group PLC	2,680	6,559
British Land Co. PLC	16,378	106,845
Brixton PLC	8,566	10,621
Capital & Regional PLC	2,194	949
CLS Holdings PLC(a)	1,608	7,418
Daejan Holdings PLC	154	4,820
Derwent London PLC	3,202	27,606
Development Securities PLC	1,308	5,186
Grainger PLC	3,148	4,675
Great Portland Estates PLC	5,850	19,377
Hammerson PLC	9,314	54,484
Helical Bar PLC	3,184	14,368
Invista Foundation Property Trust Ltd.	11,272	2,153
Land Securities Group PLC	14,898	148,094
Liberty International PLC(b)	11,632	62,510
Minerva PLC(a)	6,340	1,691
Primary Health Properties PLC	1,100	4,520
Quintain Estates and Development PLC	4,308	1,537
SEGRO PLC	13,821	31,831
Shaftesbury PLC	4,304	16,785
St. Modwen Properties PLC	3,168	5,195
UNITE Group PLC	4,184	3,861
Workspace Group PLC	5,646	1,730

		545,168

TOTAL COMMON STOCKS
(Cost: $4,451,206)		1,881,960

Security	Shares	Value

INVESTMENT COMPANIES—1.51%

FRANCE—0.41%
ProLogis European Properties	1,982	7,874

		7,874
UNITED KINGDOM—1.10%
F&C Commercial Property Trust Ltd.	8,852	7,466
ING Real Estate Income Trust Ltd.	10,244	2,067
ISIS Property Trust 2 Ltd.	2,162	1,200
ISIS Property Trust Ltd.	1,830	1,748
Standard Life Investment Property Income Trust PLC	2,996	1,598
UK Commercial Property Trust Ltd.	8,776	6,959

		21,038

TOTAL INVESTMENT COMPANIES
(Cost: $89,123)		28,912

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.88%

MONEY MARKET FUNDS—3.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	63,687	63,687
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	10,295	10,295
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	361	361

		74,343

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,343)		74,343

TOTAL INVESTMENTS IN SECURITIES—103.58%
(Cost: $4,614,672)		1,985,215
Other Assets, Less Liabilities—(3.58)%		(68,546)

NET ASSETS—100.00%		$1,916,669

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—98.99%

AUSTRALIA—12.81%
Bunnings Warehouse Property Trust	183,600	$201,980
CFS Retail Property Trust	1,026,786	1,175,280
Commonwealth Property Office Fund	944,996	516,794
Dexus Property Group	1,905,700	920,994
Goodman Group	1,531,564	696,354
GPT Group (The)	2,651,592	1,281,472
ING Industrial Fund	650,828	62,079
ING Office Fund	851,020	267,876
Macquarie Office Trust	1,469,548	177,552
Mirvac Group	961,860	700,336
Stockland Corp. Ltd.	905,080	2,094,967
Westfield Group	1,170,212	8,959,419

		17,055,103
AUSTRIA—0.44%
CA Immobilien Anlagen AG(a)	53,924	272,959
conwert Immobilien Invest SE(a)	53,176	320,282

		593,241
BELGIUM—1.39%
Befimmo SCA	8,382	805,508
Cofinimmo SA	4,964	603,121
Intervest Offices NV	4,760	119,559
Leasinvest Real Estate SCA	884	60,947
Warehouses De Pauw SCA	3,876	166,398
Wereldhave Belgium NV	1,360	92,353

		1,847,886
CANADA—5.27%
Allied Properties Real Estate Investment Trust	17,136	172,763
Boardwalk Real Estate Investment Trust	31,688	683,163
Brookfield Properties Corp.	176,256	926,878
Calloway Real Estate Investment Trust	44,948	427,420
Canadian Apartment Properties Real Estate Investment Trust	37,944	419,577
Canadian Real Estate Investment Trust	34,884	567,496
Chartwell Seniors Housing Real Estate Investment Trust	59,840	267,865
Cominar Real Estate Investment Trust	31,892	412,074
Dundee Real Estate Investment Trust	10,404	99,773
Extendicare Real Estate Investment Trust	42,908	192,071
H&R Real Estate Investment Trust	81,260	533,497
InnVest Real Estate Investment Trust	55,896	142,913
Morguard Real Estate Investment Trust	28,016	202,237
Northern Property Real Estate Investment Trust	12,580	165,893
Primaris Retail Real Estate Investment Trust	36,108	288,608
RioCan Real Estate Investment Trust	129,064	1,513,563

		7,015,791

CHINA—4.57%
Agile Property Holdings Ltd.(b)	952,000	374,433
China Overseas Land & Investment Ltd.	2,404,480	3,218,521
China Resources Land Ltd.(b)	1,088,000	1,283,772
Country Garden Holdings Co.	2,040,000	428,801
Hopson Development Holdings Ltd.(b)	408,000	239,918
Shimao Property Holdings Ltd.	816,000	536,659

		6,082,104
FINLAND—0.45%
Citycon OYJ	112,608	225,119
Sponda OYJ(b)	60,316	255,073
Technopolis OYJ	32,640	120,047

		600,239
FRANCE—9.01%
Fonciere des Regions(b)	13,192	808,761
GAGFAH SA	27,608	107,554
Gecina SA	10,948	761,260
Icade	11,764	949,761
Klepierre	51,113	1,224,219
Mercialys	19,856	587,790
Societe de la Tour Eiffel	3,740	117,568
Societe Immobiliere de Location pour I’Industrie et le Commerce	8,364	733,143
Unibail-Rodamco	49,708	6,701,643

		11,991,699
GERMANY—0.86%
Alstria Office REIT AG	18,156	118,196
Colonia Real Estate AG(b)	15,572	56,674
Deutsche EuroShop AG	21,216	584,548
Deutsche Wohnen AG Bearer(a)	16,048	234,652
DIC Asset AG	14,076	80,090
PATRIZIA Immobilien AG(a)(b)	16,524	33,246
Vivacon AG	11,968	37,729

		1,145,135
HONG KONG—19.49%
Champion REIT(b)	1,360,000	338,481
Great Eagle Holdings Ltd.	204,000	252,808
Hang Lung Properties Ltd.	1,292,000	2,965,653
Henderson Land Development Co. Ltd.	612,000	2,379,450
Hongkong Land Holdings Ltd.(b)	1,088,000	2,328,320
Hysan Development Co. Ltd.	476,000	779,558
Kerry Properties Ltd.	340,000	813,757
Kowloon Development Co. Ltd.(b)	340,000	146,441
Link REIT (The)	1,292,000	2,449,163
New World China Land Ltd.(b)	707,200	179,658
New World Development Co. Ltd.	1,700,000	1,639,790
Shenzhen Investment Ltd.	1,088,000	189,409
Shui On Land Ltd.	782,000	202,694
Sino Land Co. Ltd.(b)	1,496,000	1,466,165
Sun Hung Kai Properties Ltd.	1,088,000	9,821,204

		25,952,551
ITALY—0.43%
Beni Stabili SpA	532,032	421,693
Immobiliare Grande Distribuzione SpA	76,908	107,428

Risanamento SpA(a)	89,764	43,942

573,063

JAPAN—25.79%
AEON Mall Co. Ltd.	54,400	760,183
Daibiru Corp.	34,000	305,133
Heiwa Real Estate Co. Ltd.	68,000	158,245
Japan Prime Realty Investment Corp.	340	891,170
Japan Real Estate Investment Corp.	272	2,495,580
Japan Retail Fund Investment Corp.	204	913,128
Kenedix Realty Investment Corp.	136	360,405
Mitsubishi Estate Co. Ltd.	612,000	8,252,221
Mitsui Fudosan Co. Ltd.	544,000	7,208,106
MORI TRUST Sogo REIT Inc.	68	525,465
Nippon Building Fund Inc.	340	3,702,483
Nomura Real Estate Office Fund Inc.	204	1,306,091
NTT Urban Development Corp.	816	720,508
ORIX JREIT Inc.	136	654,181
Premier Investment Co.	68	214,880
Sumitomo Realty & Development Co. Ltd.	273,000	3,213,016
TOC Co. Ltd.	68,000	304,376
Tokyo Tatemono Co. Ltd.	136,000	466,407
Tokyu Land Corp.	272,000	875,270
TOKYU REIT Inc.	68	444,449
United Urban Investment Corp.	136	566,351

		34,337,648
NETHERLANDS—3.13%
Corio NV	41,276	1,773,047
Eurocommercial Properties NV	19,584	568,445
Nieuwe Steen Investments NV	22,592	377,529
VastNed Offices/Industrial NV	12,920	137,423
VastNed Retail NV	9,588	410,509
Wereldhave NV	12,444	895,822

		4,162,775
NEW ZEALAND—0.20%
Kiwi Income Property Trust	520,744	269,298

		269,298
NORWAY—0.05%
Norwegian Property ASA	96,832	74,256

		74,256
SINGAPORE—3.98%
Ascendas Real Estate Investment Trust(b)	816,000	788,562
CapitaCommercial Trust	612,000	386,855
CapitaLand Ltd.(b)	1,292,000	2,052,423
CapitaMall Trust Management Ltd.(b)	748,000	792,163
Keppel Land Ltd.	204,000	189,039
Mapletree Logistics Trust	834,750	212,721
Singapore Land Ltd.	136,000	297,961
Suntec REIT	884,000	386,179
Wing Tai Holdings Ltd.	408,000	187,689

		5,293,592
SPAIN—0.02%
Renta Corporacion Real Estate SA	10,880	30,953

		30,953

SWEDEN—1.66%
Castellum AB	104,380	673,204
Fabege AB	106,896	362,112
Hufvudstaden AB Class A	56,168	333,142
Klovern AB	54,740	111,524
Kungsleden AB	85,000	440,619
Wihlborgs Fastigheter AB	25,160	285,111

		2,205,712
SWITZERLAND—1.66%
Allreal Holding AG Registered	4,080	398,263
PSP Swiss Property AG Registered(a)	29,512	1,249,690
Swiss Prime Site AG Registered(a)	12,580	531,076
Zueblin Immobilien Holding AG Registered(a)	7,412	26,757

		2,205,786
UNITED KINGDOM—7.78%
Big Yellow Group PLC	58,344	142,784
British Land Co. PLC	313,548	2,045,491
Brixton PLC	170,068	210,861
Capital & Regional PLC	48,144	20,823
CLS Holdings PLC(a)	21,556	99,447
Daejan Holdings PLC	1,836	57,466
Derwent London PLC(b)	63,580	548,146
Development Securities PLC	18,428	73,061
Grainger PLC	69,768	103,602
Great Portland Estates PLC	118,932	393,939
Hammerson PLC(b)	178,840	1,046,160
Helical Bar PLC	62,560	282,303
Invista Foundation Property Trust Ltd.	258,536	49,387
Land Securities Group PLC	283,288	2,816,030
Liberty International PLC(b)	223,516	1,201,161
Minerva PLC(a)	85,272	22,743
Primary Health Properties PLC	9,248	37,999
Quintain Estates and Development PLC	83,436	29,772
SEGRO PLC	269,620	620,966
Shaftesbury PLC	86,972	339,173
St. Modwen Properties PLC	58,684	96,238
UNITE Group PLC	89,556	82,632
Workspace Group PLC	113,900	34,895

		10,355,079

TOTAL COMMON STOCKS
(Cost: $222,614,158)		131,791,911

Security	Shares	Value

INVESTMENT COMPANIES—0.32%

FRANCE—0.12%
ProLogis European Properties	38,760	153,980

		153,980
UNITED KINGDOM—0.20%
F&C Commercial Property Trust Ltd.	129,200	108,967
ING Real Estate Income Trust Ltd.	213,588	43,110
UK Commercial Property Trust Ltd.	145,520	115,388

		267,465

TOTAL INVESTMENT COMPANIES
(Cost: $987,242)		421,445

Security	Shares	Value

RIGHTS—0.01%

SINGAPORE—0.01%
Ascendas Real Estate Investment Trust(a)(c)	54,400	10,802

		10,802

TOTAL RIGHTS
(Cost: $0)		10,802

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.63%

MONEY MARKET FUNDS—6.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(d)(e)(f)	7,599,502	7,599,502
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(d)(e)(f)	1,228,506	1,228,506
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(d)(e)	4,012	4,012

		8,832,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,832,020)		8,832,020

TOTAL INVESTMENTS IN SECURITIES—105.95%
(Cost: $232,433,420)		141,056,178
Other Assets, Less Liabilities—(5.95)%		(7,922,200)

NET ASSETS—100.00%		$133,133,978

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.40%

CANADA—8.04%
Allied Properties Real Estate Investment Trust	489	$4,930
Boardwalk Real Estate Investment Trust	742	15,997
Brookfield Properties Corp.	4,380	23,033
Calloway Real Estate Investment Trust	1,164	11,069
Canadian Apartment Properties Real Estate Investment Trust	1,009	11,157
Canadian Real Estate Investment Trust	884	14,381
Chartwell Seniors Housing Real Estate Investment Trust	1,438	6,437
Cominar Real Estate Investment Trust	690	8,915
Dundee Real Estate Investment Trust	266	2,551
Extendicare Real Estate Investment Trust	936	4,190
H&R Real Estate Investment Trust	2,165	14,214
InnVest Real Estate Investment Trust	1,134	2,899
Morguard Real Estate Investment Trust	667	4,815
Northern Property Real Estate Investment Trust	312	4,114
Primaris Retail Real Estate Investment Trust	902	7,210
RioCan Real Estate Investment Trust	3,248	38,090

		174,002
UNITED STATES—91.36%
Acadia Realty Trust	492	5,742
Agree Realty Corp.	128	1,760
Alexander’s Inc.	29	5,581
Alexandria Real Estate Equities Inc.	478	28,365
AMB Property Corp.	1,450	23,374
American Campus Communities Inc.	636	13,591
Apartment Investment and Management Co. Class A	1,696	15,077
Ashford Hospitality Trust Inc.	1,197	1,700
Associated Estates Realty Corp.	252	1,870
AvalonBay Communities Inc.(a)	1,169	60,566
BioMed Realty Trust Inc.	1,182	13,049
Boston Properties Inc.	1,779	77,031
Brandywine Realty Trust	1,342	8,012
BRE Properties Inc. Class A	742	18,839
Camden Property Trust	792	20,877
CBL & Associates Properties Inc.	1,008	4,103
Cedar Shopping Centers Inc.	680	4,168
Colonial Properties Trust	702	5,160
Corporate Office Properties Trust	766	20,207
Corrections Corp. of America(b)	1,845	25,424
Cousins Properties Inc.	572	5,497
DCT Industrial Trust Inc.	2,600	9,490
Developers Diversified Realty Corp.	1,773	8,510
DiamondRock Hospitality Co.	1,341	5,498
Digital Realty Trust Inc.	1,082	34,516
Douglas Emmett Inc.	1,318	12,257
Duke Realty Corp.	2,198	20,244

EastGroup Properties Inc.	358	10,876
Education Realty Trust Inc.	438	2,037
Entertainment Properties Trust	475	10,759
Equity Lifestyle Properties Inc.	356	13,432
Equity One Inc.	564	8,037
Equity Residential	3,987	95,409
Essex Property Trust Inc.	396	26,156
Extra Space Storage Inc.	1,277	10,356
Federal Realty Investment Trust(a)	867	43,896
FelCor Lodging Trust Inc.	956	1,386
First Industrial Realty Trust Inc.	650	3,536
First Potomac Realty Trust	423	3,502
Forest City Enterprises Inc. Class A	1,172	7,923
Getty Realty Corp.	284	5,890
Glimcher Realty Trust	580	1,073
HCP Inc.	3,725	86,942
Health Care REIT Inc.	1,525	57,660
Healthcare Realty Trust Inc.	868	14,331
Hersha Hospitality Trust	762	1,852
Highwoods Properties Inc.	947	21,364
Hilltop Holdings Inc.(b)	594	5,940
Home Properties Inc.	480	17,227
Hospitality Properties Trust	1,397	18,748
Host Hotels & Resorts Inc.	7,736	41,620
HRPT Properties Trust	3,419	10,872
Inland Real Estate Corp.	949	9,367
Investors Real Estate Trust	860	8,557
Kilroy Realty Corp.	479	10,950
Kimco Realty Corp.	3,930	56,513
Kite Realty Group Trust	539	2,496
LaSalle Hotel Properties	616	5,131
Lexington Realty Trust	1,429	6,330
Liberty Property Trust	1,461	29,220
LTC Properties Inc.	336	6,952
Macerich Co. (The)	1,105	16,288
Mack-Cali Realty Corp.	975	19,812
Maguire Properties Inc.(b)	726	1,510
Medical Properties Trust Inc.	1,140	5,187
Mid-America Apartment Communities Inc.	422	12,466
National Healthcare Corp.	146	6,643
National Retail Properties Inc.	1,168	16,854
Nationwide Health Properties Inc.	1,466	37,427
Omega Healthcare Investors Inc.	1,226	17,936
Orient-Express Hotels Ltd. Class A	714	4,512
Parkway Properties Inc.	238	3,551
Pennsylvania Real Estate Investment Trust	596	2,640
Post Properties Inc.	632	8,273
ProLogis	3,915	39,189
PS Business Parks Inc.	228	9,781
Public Storage	1,888	116,811
Ramco-Gershenson Properties Trust	258	1,269
Realty Income Corp.	1,547	29,811
Regency Centers Corp.	1,028	36,288
Saul Centers Inc.	190	6,213
Senior Housing Properties Trust	1,702	27,538
Simon Property Group Inc.	3,335	143,338
SL Green Realty Corp.	829	13,024
Sovran Self Storage Inc.	313	8,138
Strategic Hotels & Resorts Inc.	1,144	1,567
Sun Communities Inc.	282	3,384
Sunstone Hotel Investors Inc.	744	3,207
Tanger Factory Outlet Centers Inc.	459	13,908
Taubman Centers Inc.	591	11,731

UDR Inc.	2,174	25,501
Universal Health Realty Income Trust	166	5,080
Urstadt Biddle Properties Inc. Class A	252	3,727
U-Store-It Trust	890	3,338
Ventas Inc.	2,110	58,806
Vornado Realty Trust	2,271	115,390
Washington Real Estate Investment Trust	778	18,524
Weingarten Realty Investors	1,270	20,561
Winthrop Realty Trust	177	1,791

		1,977,862

TOTAL COMMON STOCKS
(Cost: $4,555,436)		2,151,864

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.08%

MONEY MARKET FUNDS—4.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	63,361	63,361
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	10,242	10,242
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	14,684	14,684

		88,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,287)		88,287

TOTAL INVESTMENTS IN SECURITIES—103.48%
(Cost: $4,643,723)		2,240,151
Other Assets, Less Liabilities—(3.48)%		(75,330)

NET ASSETS—100.00%		$2,164,821

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.63%

REITs - DIVERSIFIED—14.68%
Duke Realty Corp.(a)	17,718	$163,183
Gladstone Commercial Corp.	1,199	11,031
Liberty Property Trust	8,959	179,180
Mission West Properties Inc.	2,747	19,146
PS Business Parks Inc.	2,034	87,259

		459,799
REITs - OFFICE PROPERTY—61.65%
Alexandria Real Estate Equities Inc.	3,667	217,600
BioMed Realty Trust Inc.	9,131	100,806
Boston Properties Inc.	12,559	543,805
Brandywine Realty Trust	10,831	64,661
Corporate Office Properties Trust	6,313	166,537
Douglas Emmett Inc.	11,381	105,843
Franklin Street Properties Corp.	9,167	104,687
Highwoods Properties Inc.	6,458	145,692
HRPT Properties Trust	27,178	86,426
Kilroy Realty Corp.	4,260	97,384
Mack-Cali Realty Corp.	7,882	160,162
Parkway Properties Inc.	2,264	33,779
SL Green Realty Corp.	6,635	104,236

		1,931,618
REITs - WAREHOUSE/INDUSTRIAL—23.30%
AMB Property Corp.	10,560	170,227
DCT Industrial Trust Inc.	21,440	78,256
EastGroup Properties Inc.	3,499	106,300
First Industrial Realty Trust Inc.(a)	5,899	32,090
First Potomac Realty Trust	3,453	28,591
Monmouth Real Estate Investment Corp. Class A	2,958	17,659
ProLogis	29,659	296,887

		730,010

TOTAL COMMON STOCKS
(Cost: $6,693,594)		3,121,427

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.63%

MONEY MARKET FUNDS—2.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(b)(c)(d)	64,158	64,158

Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(b)(c)(d)	10,372	10,372
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	7,972	7,972

		82,502

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,502)		82,502

TOTAL INVESTMENTS IN SECURITIES—102.26%
(Cost: $6,776,096)		3,203,929
Other Assets, Less Liabilities—(2.26)%		(70,717)

NET ASSETS—100.00%		$3,133,212

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.68%

REITs - HEALTH CARE—3.93%
Care Investment Trust Inc.	182,254	$1,425,226

		1,425,226
REITs - MORTGAGE—95.75%
American Capital Agency Corp.(a)	82,232	1,642,995
Annaly Capital Management Inc.	765,612	11,591,366
Anthracite Capital Inc.(a)	426,615	720,979
Anworth Mortgage Asset Corp.	378,578	2,347,184
Arbor Realty Trust Inc.(a)	194,788	346,723
BRT Realty Trust	99,380	417,396
Capital Trust Inc. Class A(a)	160,331	428,084
Capstead Mortgage Corp.	274,037	2,923,975
Chimera Investment Corp.	486,687	1,606,067
Dynex Capital Inc.	162,706	1,150,331
Hatteras Financial Corp.	121,725	3,009,042
JER Investors Trust Inc.(a)	196,712	171,139
MFA Mortgage Investments Inc.	687,145	3,937,341
Newcastle Investment Corp.(a)	206,916	109,665
NorthStar Realty Finance Corp.(a)	352,452	1,367,514
RAIT Financial Trust(a)	395,559	684,317
Redwood Trust Inc.	146,255	1,855,976
Resource Capital Corp.	140,138	430,224

		34,740,318

TOTAL COMMON STOCKS
(Cost: $48,631,338)		36,165,544

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.20%

MONEY MARKET FUNDS—10.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(b)(c)(d)	3,156,351	3,156,351
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(b)(c)(d)	510,243	510,243
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	35,042	35,042

		3,701,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,701,636)		3,701,636

TOTAL INVESTMENTS IN SECURITIES—109.88%
(Cost: $52,332,974)	39,867,180
Other Assets, Less Liabilities—(9.88)%	(3,583,517)

NET ASSETS—100.00%	$36,283,663

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.75%

REAL ESTATE OPERATING/DEVELOPMENT—6.53%
Plum Creek Timber Co. Inc.	13,477	$414,687
Potlatch Corp.	3,170	79,852
Rayonier Inc.	6,354	187,062

		681,601
REITs - APARTMENTS—15.29%
Apartment Investment and Management Co. Class A	9,427	83,806
AvalonBay Communities Inc.	6,220	322,258
BRE Properties Inc. Class A	4,113	104,429
Camden Property Trust	4,281	112,847
Equity Residential	21,780	521,195
Essex Property Trust Inc.	2,158	142,536
Home Properties Inc.	2,619	93,996
Mid-America Apartment Communities Inc.	2,285	67,499
UDR Inc.	12,437	145,886

		1,594,452
REITs - DIVERSIFIED—11.39%
Digital Realty Trust Inc.	5,896	188,082
Duke Realty Corp.	11,869	109,314
Liberty Property Trust	7,943	158,860
Vornado Realty Trust	12,411	630,603
Washington Real Estate Investment Trust	4,236	100,859

		1,187,718
REITs - HEALTH CARE—15.78%
HCP Inc.	20,415	476,486
Health Care REIT Inc.	8,366	316,319
Healthcare Realty Trust Inc.	4,766	78,687
Nationwide Health Properties Inc.	8,028	204,955
Omega Healthcare Investors Inc.	6,659	97,421
Senior Housing Properties Trust	9,272	150,021
Ventas Inc.	11,561	322,205

		1,646,094
REITs - HOTELS—3.15%
Hospitality Properties Trust	7,566	101,536
Host Hotels & Resorts Inc.	42,255	227,332

		328,868
REITs - MORTGAGE—7.24%
Annaly Capital Management Inc.	43,516	658,832
MFA Mortgage Investments Inc.	16,722	95,817

		754,649
REITs - OFFICE PROPERTY—10.68%
Alexandria Real Estate Equities Inc.	2,608	154,759
Boston Properties Inc.	9,762	422,695

Corporate Office Properties Trust	4,166	109,899
Douglas Emmett Inc.	7,349	68,346
Highwoods Properties Inc.	5,150	116,184
Kilroy Realty Corp.	2,689	61,471
Mack-Cali Realty Corp.	5,292	107,533
SL Green Realty Corp.(a)	4,626	72,674

		1,113,561
REITs - OUTLET CENTERS—1.86%
Alexander’s Inc.	164	31,560
Realty Income Corp.	8,437	162,581

		194,141
REITs - REGIONAL MALLS—9.00%
Macerich Co. (The)	6,140	90,504
Simon Property Group Inc.	18,246	784,213
Taubman Centers Inc.(a)	3,219	63,897

		938,614
REITs - SHOPPING CENTERS—9.43%
Equity One Inc.	3,065	43,676
Federal Realty Investment Trust	4,756	240,796
Kimco Realty Corp.	21,525	309,530
Regency Centers Corp.	5,613	198,139
Tanger Factory Outlet Centers Inc.	2,562	77,629
Weingarten Realty Investors	7,006	113,427

		983,197
REITs - STORAGE—6.12%
Public Storage	10,313	638,065

		638,065
REITs - WAREHOUSE/INDUSTRIAL—3.28%
AMB Property Corp.	7,923	127,719
ProLogis	21,436	214,574

		342,293

TOTAL COMMON STOCKS
(Cost: $20,464,447)		10,403,253

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(b)(c)(d)	108,452	108,452
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(b)(c)(d)	17,532	17,532
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	20,905	20,905

		146,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,889)		146,889

TOTAL INVESTMENTS IN SECURITIES—101.16%
(Cost: $20,611,336)	10,550,142
Other Assets, Less Liabilities—(1.16)%	(121,178)

NET ASSETS—100.00%	$10,428,964

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.77%

REITs - APARTMENTS—85.00%
American Campus Communities Inc.	27,739	$592,782
Apartment Investment and Management Co. Class A	54,565	485,083
Associated Estates Realty Corp.	8,930	66,261
AvalonBay Communities Inc.(a)	29,211	1,513,422
BRE Properties Inc. Class A(a)	21,310	541,061
Camden Property Trust	22,439	591,492
Education Realty Trust Inc.	33,918	157,719
Equity Residential	99,434	2,379,456
Essex Property Trust Inc.	7,919	523,050
Home Properties Inc.	15,749	565,232
Mid-America Apartment Communities Inc.	16,945	500,555
Post Properties Inc.	26,925	352,448
UDR Inc.	45,166	529,797

		8,798,358
REITs - DIVERSIFIED—2.32%
Colonial Properties Trust	32,652	239,992

		239,992
REITs - HEALTH CARE—4.11%
Senior Housing Properties Trust	12,075	195,373
Ventas Inc.	8,250	229,927

		425,300
REITs - MANUFACTURED HOMES—8.34%
Equity Lifestyle Properties Inc.	15,824	597,040
Sun Communities Inc.	15,136	181,632
UMH Properties Inc.	13,151	84,166

		862,838

TOTAL COMMON STOCKS
(Cost: $16,309,975)		10,326,488

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.43%

MONEY MARKET FUNDS—7.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(b)(c)(d)	614,334	614,334
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(b)(c)(d)	99,311	99,311

Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	54,996	54,996

		768,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $768,641)		768,641

TOTAL INVESTMENTS IN SECURITIES—107.20%
(Cost: $17,078,616)		11,095,129
Other Assets, Less Liabilities—(7.20)%		(744,762)

NET ASSETS—100.00%		$10,350,367

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.63%

REITs - OUTLET CENTERS—15.33%
Agree Realty Corp.	449	$6,174
Alexander’s Inc.	146	28,096
Getty Realty Corp.	1,088	22,565
National Retail Properties Inc.	4,678	67,504
Realty Income Corp.	5,247	101,110

		225,449
REITs - REGIONAL MALLS—33.90%
CBL & Associates Properties Inc.(a)	3,863	15,722
Macerich Co. (The)	4,542	66,949
Pennsylvania Real Estate Investment Trust	1,867	8,271
Simon Property Group Inc.	8,313	357,293
Taubman Centers Inc.	2,531	50,240

		498,475
REITs - SHOPPING CENTERS—50.40%
Acadia Realty Trust	2,301	26,853
Cedar Shopping Centers Inc.	3,032	18,586
Developers Diversified Realty Corp.	7,888	37,862
Equity One Inc.	2,406	34,286
Federal Realty Investment Trust	2,373	120,145
Inland Real Estate Corp.	4,446	43,882
Kimco Realty Corp.	11,822	170,000
Kite Realty Group Trust	2,034	9,417
Regency Centers Corp.	2,848	100,534
Saul Centers Inc.	828	27,076
Tanger Factory Outlet Centers Inc.	1,838	55,691
Urstadt Biddle Properties Inc. Class A	1,412	20,884
Weingarten Realty Investors	4,680	75,769

		740,985

TOTAL COMMON STOCKS
(Cost: $3,511,022)		1,464,909

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.90%

MONEY MARKET FUNDS—0.90%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(b)(c)(d)	9,369	9,369
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(b)(c)(d)	1,515	1,515

Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	2,256	2,256

		13,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,140)		13,140

TOTAL INVESTMENTS IN SECURITIES—100.53%
(Cost: $3,524,162)		1,478,049
Other Assets, Less Liabilities—(0.53)%		(7,751)

NET ASSETS—100.00%		$1,470,298

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.22%
Gaiam Inc. Class A(a)	281	$1,003
Omnicom Group Inc.	4,911	127,146

		128,149
AEROSPACE & DEFENSE—0.04%
Spirit AeroSystems Holdings Inc. Class A(a)	1,681	22,862

		22,862
AIRLINES—0.24%
Alaska Air Group Inc.(a)	597	15,737
AMR Corp.(a)	4,420	26,255
JetBlue Airways Corp.(a)	2,817	15,860
Southwest Airlines Co.	11,806	82,996

		140,848
APPAREL—0.80%
Coach Inc.(a)	5,159	75,321
Deckers Outdoor Corp.(a)	202	10,552
Liz Claiborne Inc.	1,535	3,377
Nike Inc. Class B	6,247	282,677
Phillips-Van Heusen Corp.	788	14,988
Timberland Co. Class A(a)	755	8,297
VF Corp.	1,395	78,148

		473,360
AUTO PARTS & EQUIPMENT—0.25%
BorgWarner Inc.	1,820	30,722
Johnson Controls Inc.	9,389	117,456
Modine Manufacturing Co.	574	1,573

		149,751
BANKS—5.55%
Bank of Hawaii Corp.	768	27,548
Bank of New York Mellon Corp. (The)	18,246	469,652
BB&T Corp.	8,788	173,915
Cathay General Bancorp	815	10,350
Comerica Inc.	2,384	39,717
Fifth Third Bancorp	9,138	21,840
First Horizon National Corp.	3,209	30,550
Heartland Financial USA Inc.	236	3,250
KeyCorp	7,837	57,053
M&T Bank Corp.	1,219	47,431
Northern Trust Corp.	3,547	204,023
PNC Financial Services Group Inc. (The)	6,797	221,038
Popular Inc.	4,384	12,012
Regions Financial Corp.	10,993	38,036
State Street Corp.	6,841	159,190
SunTrust Banks Inc.	5,637	69,110

Synovus Financial Corp.	4,452	17,630
U.S. Bancorp	27,914	414,244
Wainwright Bank & Trust Co.	82	615
Wells Fargo & Co.	67,035	1,266,961

		3,284,165
BEVERAGES—4.40%
Coca-Cola Co. (The)	31,607	1,350,251
Green Mountain Coffee Roasters Inc.(a)	262	10,024
PepsiCo Inc.	24,672	1,239,275

		2,599,550
BIOTECHNOLOGY—2.74%
Affymetrix Inc.(a)	1,210	3,848
Amgen Inc.(a)	16,844	923,893
Biogen Idec Inc.(a)	4,638	225,639
Genzyme Corp.(a)	4,303	296,563
Illumina Inc.(a)	1,961	53,653
Life Technologies Corp.(a)	2,720	69,251
Millipore Corp.(a)	867	47,824

		1,620,671
BUILDING MATERIALS—0.12%
Apogee Enterprises Inc.	482	4,941
Masco Corp.	5,702	44,590
NCI Building Systems Inc.(a)	306	3,547
Simpson Manufacturing Co. Inc.	617	12,383
Trex Co. Inc.(a)	236	3,490

		68,951
CHEMICALS—1.51%
Air Products and Chemicals Inc.	3,322	167,097
Airgas Inc.	1,295	45,726
Cabot Corp.	1,079	14,415
Ecolab Inc.	2,642	89,722
H.B. Fuller Co.	766	10,701
Lubrizol Corp.	1,081	36,884
Minerals Technologies Inc.	285	10,776
Praxair Inc.	4,888	304,327
Rohm and Haas Co.	1,986	109,607
Sigma-Aldrich Corp.	1,994	71,944
Valspar Corp. (The)	1,557	27,014
Zoltek Companies Inc.(a)	454	3,214

		891,427
COMMERCIAL SERVICES—0.84%
Capella Education Co.(a)	225	12,449
Convergys Corp.(a)	1,878	14,141
Cross Country Healthcare Inc.(a)	459	3,438
Deluxe Corp.	782	9,016
DeVry Inc.	990	53,044
Kelly Services Inc. Class A	393	3,561
Manpower Inc.	1,244	35,404
McKesson Corp.	4,397	194,347
Monster Worldwide Inc.(a)	1,910	17,591
PHH Corp.(a)	856	9,459
Quanta Services Inc.(a)	3,132	66,962
R.R. Donnelley & Sons Co.	3,215	31,378
Robert Half International Inc.	2,439	41,341
Team Inc.(a)	299	5,905

		498,036

COMPUTERS—9.14%
Apple Inc.(a)	14,121	1,272,726
Dell Inc.(a)	27,492	261,174
EMC Corp.(a)	32,483	358,612
Hewlett-Packard Co.	38,905	1,351,949
Imation Corp.	434	4,227
International Business Machines Corp.	21,342	1,955,994
Lexmark International Inc. Class A(a)	1,253	29,671
NetApp Inc.(a)	5,291	78,466
Palm Inc.(a)	1,736	13,315
Seagate Technology	7,683	29,119
Sun Microsystems Inc.(a)	11,609	48,293

		5,403,546
COSMETICS & PERSONAL CARE—5.63%
Alberto-Culver Co.	1,338	32,727
Avon Products Inc.	6,788	138,815
Colgate-Palmolive Co.	8,023	521,816
Estee Lauder Companies Inc. (The) Class A	1,860	48,825
Procter & Gamble Co. (The)	47,430	2,584,935

		3,327,118
DISTRIBUTION & WHOLESALE—0.38%
Fastenal Co.	2,053	70,172
Genuine Parts Co.	2,523	80,786
W.W. Grainger Inc.	1,025	74,774

		225,732
DIVERSIFIED FINANCIAL SERVICES—4.53%
American Express Co.	18,465	308,919
BlackRock Inc.	357	38,842
Capital One Financial Corp.	6,226	98,620
Charles Schwab Corp. (The)	14,878	202,192
CIT Group Inc.	5,673	15,828
CME Group Inc.	1,065	185,214
Franklin Resources Inc.	2,410	116,692
JPMorgan Chase & Co.	59,290	1,512,488
SLM Corp.(a)	7,398	84,707
T. Rowe Price Group Inc.	4,083	112,609
TradeStation Group Inc.(a)	441	2,430

		2,678,541
ELECTRIC—0.48%
Alliant Energy Corp.	1,770	51,029
Avista Corp.	856	16,298
Cleco Corp.	974	22,256
IDACORP Inc.	745	21,687
MGE Energy Inc.	359	11,506
NSTAR	1,715	58,001
OGE Energy Corp.	1,495	36,897
Ormat Technologies Inc.	269	8,336
Pepco Holdings Inc.	3,406	60,661

		286,671
ELECTRICAL COMPONENTS & EQUIPMENT—0.98%
Emerson Electric Co.	12,202	399,005
Energizer Holdings Inc.(a)	926	44,105
Energy Conversion Devices Inc.(a)	735	18,500
General Cable Corp.(a)	857	14,106
Hubbell Inc. Class B	898	27,838
Molex Inc.	2,251	30,096
SunPower Corp. Class A(a)	1,352	45,373

		579,023

ELECTRONICS—0.71%
Arrow Electronics Inc.(a)	1,899	36,214
Brady Corp. Class A	808	16,903
Dionex Corp.(a)	279	14,129
Itron Inc.(a)	538	35,131
Thermo Fisher Scientific Inc.(a)	6,673	239,761
Thomas & Betts Corp.(a)	864	18,481
Waters Corp.(a)	1,567	56,678

		417,297
ENERGY - ALTERNATE SOURCES—0.16%
Clean Energy Fuels Corp.(a)	345	2,387
First Solar Inc.(a)	663	94,676

		97,063
ENGINEERING & CONSTRUCTION—0.07%
EMCOR Group Inc.(a)	1,057	21,764
Granite Construction Inc.	508	17,892

		39,656
ENVIRONMENTAL CONTROL—0.09%
Calgon Carbon Corp.(a)	900	11,313
Nalco Holding Co.	2,211	21,690
Tetra Tech Inc.(a)	939	21,813

		54,816
FOOD—3.75%
Campbell Soup Co.	3,254	98,824
Dean Foods Co.(a)	2,479	47,944
Flowers Foods Inc.	1,280	27,507
General Mills Inc.	5,308	313,968
H.J. Heinz Co.	5,001	182,537
Hain Celestial Group Inc.(a)	677	10,304
Hershey Co. (The)	2,622	97,748
J.M. Smucker Co. (The)	1,897	85,650
Kellogg Co.	4,007	175,066
Kraft Foods Inc. Class A	23,337	654,603
McCormick & Co. Inc. NVS	2,084	66,771
Safeway Inc.	6,799	145,703
SUPERVALU Inc.	3,341	58,601
Sysco Corp.	9,512	212,022
Tootsie Roll Industries Inc.	415	9,906
United Natural Foods Inc.(a)	654	10,163
Whole Foods Market Inc.	2,180	22,345

		2,219,662
FOREST PRODUCTS & PAPER—0.27%
Domtar Corp.(a)	8,320	12,397
MeadWestvaco Corp.	2,685	31,253
Rock-Tenn Co. Class A	590	18,390
Wausau Paper Corp.	810	7,703
Weyerhaeuser Co.	3,355	91,726

		161,469
GAS—0.53%
AGL Resources Inc.	1,202	37,058
Atmos Energy Corp.	1,440	35,352
Energen Corp.	1,122	32,774
New Jersey Resources Corp.	663	26,580
Nicor Inc.	702	24,015
NiSource Inc.	4,334	41,953

Northwest Natural Gas Co.	407	17,477
Piedmont Natural Gas Co.	1,162	30,107
UGI Corp.	1,709	43,357
WGL Holdings Inc.	780	25,038

		313,711
HAND & MACHINE TOOLS—0.22%
Baldor Electric Co.	703	9,849
Black & Decker Corp. (The)	970	28,043
Lincoln Electric Holdings Inc.	690	28,407
Snap-On Inc.	923	27,856
Stanley Works (The)	1,244	38,887

		133,042
HEALTH CARE - PRODUCTS—8.58%
Baxter International Inc.	9,854	577,937
Beckman Coulter Inc.	1,011	50,267
Becton, Dickinson and Co.	3,862	280,652
C.R. Bard Inc.	1,583	135,457
Edwards Lifesciences Corp.(a)	893	51,339
Gen-Probe Inc.(a)	881	39,663
Henry Schein Inc.(a)	1,414	52,926
Hill-Rom Holdings Inc.	1,011	14,235
IDEXX Laboratories Inc.(a)	938	30,766
Intuitive Surgical Inc.(a)	615	63,486
Invacare Corp.	481	9,168
Johnson & Johnson	44,076	2,542,744
Medtronic Inc.	17,765	594,950
Patterson Companies Inc.(a)	1,438	26,445
St. Jude Medical Inc.(a)	5,474	199,089
Stryker Corp.	3,843	162,328
TECHNE Corp.	616	36,942
Varian Medical Systems Inc.(a)	1,980	73,517
Zimmer Holdings Inc.(a)	3,549	129,184

		5,071,095
HEALTH CARE - SERVICES—1.32%
Health Management Associates Inc. Class A(a)	3,910	6,217
Humana Inc.(a)	2,679	101,614
Molina Healthcare Inc.(a)	236	4,139
Quest Diagnostics Inc.	2,531	124,905
UnitedHealth Group Inc.	19,193	543,738

		780,613
HOME BUILDERS—0.15%
Centex Corp.	1,977	16,824
Champion Enterprises Inc.(a)	1,333	613
D.R. Horton Inc.	4,377	26,087
KB Home	1,239	13,220
Pulte Homes Inc.	3,361	34,114

		90,858
HOME FURNISHINGS—0.09%
Harman International Industries Inc.	897	14,433
Whirlpool Corp.	1,177	39,347

		53,780
HOUSEHOLD PRODUCTS & WARES—0.97%
Avery Dennison Corp.	1,681	40,731
Church & Dwight Co. Inc.	1,117	59,458
Clorox Co. (The)	2,213	110,982
Kimberly-Clark Corp.	6,580	338,673
Standard Register Co. (The)	236	1,716

Tupperware Brands Corp.	1,008	20,724

		572,284
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	4,356	35,196
Toro Co. (The)	548	16,226

		51,422
INSURANCE—2.31%
Aflac Inc.	7,387	171,452
Ambac Financial Group Inc.	4,683	5,339
Chubb Corp.	5,639	240,109
CIGNA Corp.	4,343	75,394
Cincinnati Financial Corp.	2,551	55,943
Erie Indemnity Co. Class A	492	17,441
Hartford Financial Services Group Inc. (The)	4,765	62,707
Lincoln National Corp.	4,060	61,428
MBIA Inc.(a)	3,046	11,758
MGIC Investment Corp.	1,943	5,363
Phoenix Companies Inc. (The)	1,859	3,253
Principal Financial Group Inc.	4,099	68,002
Progressive Corp. (The)(a)	10,685	129,823
StanCorp Financial Group Inc.	777	20,062
Travelers Companies Inc. (The)	9,303	359,468
Unum Group	5,224	73,972
Wesco Financial Corp.	17	5,127

		1,366,641
INTERNET—0.70%
eBay Inc.(a)	17,001	204,352
Sapient Corp.(a)	1,684	7,174
Symantec Corp.(a)	13,261	203,291

		414,817
INVESTMENT COMPANIES—0.01%
Allied Capital Corp.	2,898	4,521
Medallion Financial Corp.	161	1,088

		5,609
IRON & STEEL—0.37%
Nucor Corp.	5,002	204,032
Schnitzer Steel Industries Inc. Class A	357	14,019

		218,051
LEISURE TIME—0.08%
Harley-Davidson Inc.	3,730	45,431

		45,431
LODGING—0.02%
Choice Hotels International Inc.	518	13,634

		13,634

MACHINERY—0.70%
Cummins Inc.	3,206	76,880
Deere & Co.	6,769	235,155
Gerber Scientific Inc.(a)	441	1,385
Graco Inc.	931	19,802
Kadant Inc.(a)	192	1,928
Nordson Corp.	538	16,253
Rockwell Automation Inc.	2,233	58,147
Tennant Co.	268	3,629

		413,179
MANUFACTURING—1.79%
A.O. Smith Corp.	380	10,442
CLARCOR Inc.	810	24,575
Cooper Industries Ltd.	2,760	74,272
Donaldson Co. Inc.	1,207	37,562
Illinois Tool Works Inc.	6,238	203,733
Leggett & Platt Inc.	2,447	30,563
Pall Corp.	1,858	48,438
SPX Corp.	850	35,794
3M Co.	11,010	592,228

		1,057,607
MEDIA—2.08%
Discovery Communications Inc. Class A(a)	2,218	32,161
E.W. Scripps Co. (The) Class A	480	773
Lee Enterprises Inc.	534	166
McClatchy Co. (The) Class A	471	311
Meredith Corp.	550	8,784
New York Times Co. (The) Class A	1,825	9,070
Scholastic Corp.	441	4,807
Time Warner Inc.	57,003	531,838
Walt Disney Co. (The)	29,403	608,054
Washington Post Co. (The) Class B	94	36,713

		1,232,677
METAL FABRICATE & HARDWARE—0.02%
Lawson Products Inc.	70	1,338
Worthington Industries Inc.	973	9,788

		11,126
OFFICE & BUSINESS EQUIPMENT—0.28%
Pitney Bowes Inc.	3,287	73,169
Xerox Corp.	13,763	91,386

		164,555
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	884	9,715
HNI Corp.	674	8,904
Interface Inc. Class A	933	3,807
Steelcase Inc. Class A	1,020	4,406

		26,832
OIL & GAS—3.68%
Apache Corp.	5,323	399,225
Chesapeake Energy Corp.	8,594	135,871
Devon Energy Corp.	7,028	432,925
EOG Resources Inc.	3,968	268,911
Helmerich & Payne Inc.	1,701	38,204
Newfield Exploration Co.(a)	2,134	40,951
Noble Energy Inc.	2,728	133,481

Pioneer Natural Resources Co.	1,898	27,787
Quicksilver Resources Inc.(a)	1,787	12,384
Southwestern Energy Co.(a)	5,465	172,967
Sunoco Inc.	1,844	85,414
Ultra Petroleum Corp.(a)	2,410	86,350
XTO Energy Inc.	9,166	339,967

		2,174,437
OIL & GAS SERVICES—0.57%
Cameron International Corp.(a)	3,517	81,454
National Oilwell Varco Inc.(a)	6,650	175,826
Smith International Inc.	3,482	79,041

		336,321
PACKAGING & CONTAINERS—0.18%
Bemis Co. Inc.	1,599	36,089
Sealed Air Corp.	2,534	34,336
Sonoco Products Co.	1,564	35,863

		106,288
PHARMACEUTICALS—3.73%
Allergan Inc.	4,903	186,902
Amylin Pharmaceuticals Inc.(a)	1,914	22,126
Endo Pharmaceuticals Holdings Inc.(a)	1,840	41,345
Forest Laboratories Inc.(a)	4,772	119,491
Gilead Sciences Inc.(a)	14,608	741,648
King Pharmaceuticals Inc.(a)	3,894	34,034
Merck & Co. Inc.	33,605	959,423
Mylan Inc.(a)	4,912	55,653
Watson Pharmaceuticals Inc.(a)	1,651	45,039

		2,205,661
PIPELINES—0.80%
Equitable Resources Inc.	2,064	70,651
National Fuel Gas Co.	1,277	38,259
Questar Corp.	2,743	93,207
Spectra Energy Corp.	9,716	140,979
Williams Companies Inc. (The)	9,228	130,576

		473,672
REAL ESTATE—0.09%
Brookfield Properties Corp.	3,307	17,825
CB Richard Ellis Group Inc. Class A(a)	3,437	12,373
Forest City Enterprises Inc. Class A	1,174	7,936
Jones Lang LaSalle Inc.	574	13,552

		51,686
REAL ESTATE INVESTMENT TRUSTS—0.19%
Liberty Property Trust	1,564	31,280
ProLogis	4,267	42,713
Regency Centers Corp.	1,127	39,783

		113,776
RETAIL—8.72%
AutoZone Inc.(a)	609	80,930
Bed Bath & Beyond Inc.(a)	4,125	95,824
Best Buy Co. Inc.	5,340	149,627
CarMax Inc.(a)	3,583	29,631
Charming Shoppes Inc.(a)	1,767	1,908
Costco Wholesale Corp.	6,861	308,951
CVS Caremark Corp.	22,815	613,267

Darden Restaurants Inc.	2,227	58,392
Family Dollar Stores Inc.	2,235	62,066
Foot Locker Inc.	2,452	18,047
Gap Inc. (The)	7,436	83,878
Home Depot Inc.	26,935	579,911
J.C. Penney Co. Inc.	3,515	58,876
Kohl’s Corp.(a)	4,822	177,016
Limited Brands Inc.	4,246	33,628
Lowe’s Companies Inc.	23,304	425,764
McDonald’s Corp.	17,712	1,027,650
Men’s Wearhouse Inc. (The)	844	9,833
Nordstrom Inc.	2,534	32,156
Nu Skin Enterprises Inc. Class A	738	7,004
Office Depot Inc.(a)	4,440	9,590
Pep Boys - Manny, Moe & Jack (The)	650	1,879
RadioShack Corp.	1,941	22,244
Staples Inc.	11,349	180,903
Starbucks Corp.(a)	11,718	110,618
Target Corp.	11,975	373,620
Tiffany & Co.	1,957	40,608
TJX Companies Inc. (The)	6,630	128,755
Walgreen Co.	15,743	431,516

		5,154,092
SAVINGS & LOANS—0.18%
FirstFed Financial Corp.(a)	162	138
NewAlliance Bancshares Inc.	1,686	18,529
People’s United Financial Inc.	5,563	91,011

		109,678
SEMICONDUCTORS—3.44%
Advanced Micro Devices Inc.(a)	9,524	20,858
Analog Devices Inc.	4,654	92,987
Applied Materials Inc.	21,368	200,218
Cree Inc.(a)	1,392	27,743
Entegris Inc.(a)	1,781	2,476
Intel Corp.	88,354	1,139,767
Lam Research Corp.(a)	1,964	39,692
LSI Corp.(a)	10,110	32,150
Micron Technology Inc.(a)	11,907	44,294
National Semiconductor Corp.	3,085	31,282
Novellus Systems Inc.(a)	1,511	20,837
Texas Instruments Inc.	20,547	307,178
Xilinx Inc.	4,377	73,752

		2,033,234
SOFTWARE—5.22%
Adobe Systems Inc.(a)	8,467	163,498
Advent Software Inc.(a)	247	5,392
Autodesk Inc.(a)	3,628	60,080
Automatic Data Processing Inc.	8,068	293,110
BMC Software Inc.(a)	2,960	74,977
Cerner Corp.(a)	1,066	35,946
Compuware Corp.(a)	3,831	24,902
Electronic Arts Inc.(a)	5,134	79,269
IMS Health Inc.	2,935	42,616
Microsoft Corp.	121,527	2,078,112
Novell Inc.(a)	5,326	19,706
Paychex Inc.	5,072	123,199
Red Hat Inc.(a)	3,004	44,009
Salesforce.com Inc.(a)	1,687	44,891

		3,089,707

TELECOMMUNICATIONS—7.11%
Adaptec Inc.(a)	2,061	5,750
ADC Telecommunications Inc.(a)	1,907	9,668
Cisco Systems Inc.(a)	93,010	1,392,360
Corning Inc.	24,637	249,080
Frontier Communications Corp.	4,996	40,518
Leap Wireless International Inc.(a)	847	21,344
Plantronics Inc.	754	7,653
Polycom Inc.(a)	1,318	18,518
QUALCOMM Inc.	26,276	907,836
Sprint Nextel Corp.(a)	45,607	110,825
Telephone and Data Systems Inc.	1,714	52,294
Tellabs Inc.(a)	6,404	26,449
3Com Corp.(a)	6,327	14,742
Verizon Communications Inc.	45,122	1,347,794

		4,204,831
TOYS, GAMES & HOBBIES—0.14%
Mattel Inc.	5,706	80,968

		80,968
TRANSPORTATION—2.59%
Arkansas Best Corp.	387	9,052
CSX Corp.	6,250	181,000
Expeditors International Washington Inc.	3,368	93,664
FedEx Corp.	4,956	252,459
Genesee & Wyoming Inc. Class A(a)	504	13,694
J.B. Hunt Transport Services Inc.	1,289	28,706
Kansas City Southern Industries Inc.(a)	1,432	26,005
Norfolk Southern Corp.	5,868	225,096
Ryder System Inc.	892	30,132
United Parcel Service Inc. Class B	15,797	671,215

		1,531,023
TRUCKING & LEASING—0.03%
GATX Corp.	794	19,135

		19,135

TOTAL COMMON STOCKS
(Cost: $84,857,727)		59,089,837

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	69,340	69,340

		69,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,340)		69,340

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $84,927,067)	59,159,177
Other Assets, Less Liabilities—(0.04)%	(24,416)

NET ASSETS—100.00%	$59,134,761

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—1.57%
Raytheon Co.	7,961	$402,986
Rockwell Collins Inc.	9,707	365,760
United Technologies Corp.	13,472	646,521

		1,415,267
AGRICULTURE—0.61%
Monsanto Co.	7,293	554,706

		554,706
AIRLINES—0.35%
Southwest Airlines Co.	44,782	314,817

		314,817
APPAREL—1.63%
Nike Inc. Class B	26,775	1,211,569
Timberland Co. Class A(a)	23,381	256,957

		1,468,526
AUTO MANUFACTURERS—0.07%
Ford Motor Co.(a)(b)	31,800	59,466

		59,466
AUTO PARTS & EQUIPMENT—0.48%
BorgWarner Inc.	9,789	165,238
Johnson Controls Inc.	20,770	259,833
Modine Manufacturing Co.	2,306	6,318

		431,389
BANKS—3.59%
Bank of America Corp.	77,013	506,746
Bank of New York Mellon Corp. (The)	15,183	390,810
BB&T Corp.	8,269	163,644
Comerica Inc.	4,788	79,768
First Horizon National Corp.(b)	10,083	95,990
KeyCorp	7,646	55,663
M&T Bank Corp.(b)	2,401	93,423
Northern Trust Corp.	6,567	377,734
State Street Corp.	9,024	209,988
SunTrust Banks Inc.	4,880	59,829
Synovus Financial Corp.	36,627	145,043
Wells Fargo & Co.	56,381	1,065,601

		3,244,239
BEVERAGES—2.88%
Brown-Forman Corp. Class B	17,103	776,647
PepsiCo Inc.	36,271	1,821,892

		2,598,539

BIOTECHNOLOGY—1.76%
Amgen Inc.(a)	15,666	859,280
Celgene Corp.(a)	5,572	295,037
Genzyme Corp.(a)	6,254	431,026

		1,585,343
CHEMICALS—1.68%
Air Products and Chemicals Inc.	6,413	322,574
Ecolab Inc.	15,038	510,690
Praxair Inc.	4,783	297,790
Rohm and Haas Co.	6,935	382,743

		1,513,797
COAL—0.24%
CONSOL Energy Inc.	3,625	98,818
Peabody Energy Corp.	4,872	121,800

		220,618
COMMERCIAL SERVICES—0.45%
H&R Block Inc.	8,268	171,396
ITT Educational Services Inc.(a)(b)	445	54,517
Manpower Inc.	2,673	76,074
Moody’s Corp.	4,681	100,267

		402,254
COMPUTERS—6.37%
Apple Inc.(a)	11,873	1,070,114
Dell Inc.(a)	47,623	452,419
Hewlett-Packard Co.	50,791	1,764,987
International Business Machines Corp.	26,389	2,418,552
Sun Microsystems Inc.(a)	11,599	48,252

		5,754,324
COSMETICS & PERSONAL CARE—2.39%
Procter & Gamble Co. (The)	39,620	2,159,290

		2,159,290
DIVERSIFIED FINANCIAL SERVICES—3.42%
American Express Co.	23,871	399,362
Capital One Financial Corp.	5,810	92,030
CIT Group Inc.	5,751	16,045
Citigroup Inc.	64,410	228,656
CME Group Inc.	1,150	199,997
Goldman Sachs Group Inc. (The)	5,791	467,507
JPMorgan Chase & Co.	43,743	1,115,884
Legg Mason Inc.	2,249	36,119
Morgan Stanley	12,800	258,944
NYSE Euronext Inc.	7,483	164,626
SLM Corp.(a)	9,516	108,958

		3,088,128
ELECTRIC—1.61%
Consolidated Edison Inc.	12,032	490,304
FPL Group Inc.	10,779	555,657
Northeast Utilities	4,018	95,628
NSTAR	9,279	313,816

		1,455,405
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	11,161	364,965

		364,965

ELECTRONICS—0.53%
Agilent Technologies Inc.(a)	26,271	474,980

		474,980
FOOD—7.86%
General Mills Inc.	40,795	2,413,024
H.J. Heinz Co.	62,126	2,267,599
Kellogg Co.	23,023	1,005,875
Kraft Foods Inc. Class A	19,706	552,753
Sysco Corp.	32,613	726,944
Whole Foods Market Inc.(b)	12,889	132,112

		7,098,307
FOREST PRODUCTS & PAPER—0.28%
International Paper Co.	6,631	60,475
Weyerhaeuser Co.	7,188	196,520

		256,995
GAS—1.49%
Energen Corp.	2,871	83,862
WGL Holdings Inc.	39,298	1,261,466

		1,345,328
HAND & MACHINE TOOLS—0.15%
Lincoln Electric Holdings Inc.	3,191	131,373

		131,373
HEALTH CARE - PRODUCTS—8.22%
Baxter International Inc.	27,147	1,592,172
Becton, Dickinson and Co.	7,673	557,597
Johnson & Johnson	83,056	4,791,501
Medtronic Inc.	14,280	478,237

		7,419,507
HEALTH CARE - SERVICES—1.66%
Aetna Inc.	7,006	217,186
Humana Inc.(a)	2,685	101,842
Quest Diagnostics Inc.	6,559	323,687
UnitedHealth Group Inc.	16,328	462,572
WellCare Health Plans Inc.(a)	866	12,799
WellPoint Inc.(a)	9,288	384,988

		1,503,074
HOME FURNISHINGS—0.22%
Harman International Industries Inc.	1,360	21,882
Whirlpool Corp.(b)	5,253	175,608

		197,490
HOUSEHOLD PRODUCTS & WARES—1.83%
Avery Dennison Corp.	12,182	295,170
Kimberly-Clark Corp.	26,421	1,359,889

		1,655,059
INSURANCE—1.82%
Aflac Inc.	9,411	218,429
American International Group Inc.	38,812	49,679
Cincinnati Financial Corp.	8,533	187,129
Hartford Financial Services Group Inc. (The)	7,036	92,594
Principal Financial Group Inc.	7,689	127,561
Prudential Financial Inc.	4,957	127,643
Travelers Companies Inc. (The)	19,384	748,998
Unum Group	5,376	76,124
XL Capital Ltd. Class A	4,601	13,343

		1,641,500

INTERNET—2.53%
Amazon.com Inc.(a)	4,515	265,572
eBay Inc.(a)	27,308	328,242
Expedia Inc.(a)	3,949	35,265
Google Inc. Class A(a)	3,180	1,076,525
Symantec Corp.(a)	23,016	352,835
Yahoo! Inc.(a)	18,906	221,767

		2,280,206
IRON & STEEL—0.34%
Nucor Corp.	4,395	179,272
Reliance Steel & Aluminum Co.	2,454	54,307
Steel Dynamics Inc.	1,644	17,459
United States Steel Corp.	1,819	54,625

		305,663
LODGING—0.17%
Marriott International Inc. Class A	9,435	153,885

		153,885
MACHINERY—1.08%
Cummins Inc.	7,661	183,711
Deere & Co.	8,587	298,312
Graco Inc.	7,894	167,905
Nordson Corp.	2,586	78,123
Rockwell Automation Inc.	9,624	250,609

		978,660
MANUFACTURING—2.99%
Donaldson Co. Inc.	6,938	215,911
Eastman Kodak Co.	16,462	74,573
General Electric Co.	130,295	1,580,478
3M Co.	15,385	827,558

		2,698,520
MEDIA—1.29%
Comcast Corp. Class A	40,517	593,574
Gannett Co. Inc.	3,905	22,532
John Wiley & Sons Inc. Class A	2,784	98,637
McGraw-Hill Companies Inc. (The)	11,247	247,322
New York Times Co. (The) Class A(b)	18,428	91,587
Washington Post Co. (The) Class B	293	114,434

		1,168,086
METAL FABRICATE & HARDWARE—0.15%
Commercial Metals Co.	1,970	22,655
Timken Co. (The)	4,995	74,376
Worthington Industries Inc.	4,035	40,592

		137,623
MINING—0.09%
Alcoa Inc.	10,984	85,565

		85,565
OFFICE & BUSINESS EQUIPMENT—0.35%
Pitney Bowes Inc.	13,998	311,595

		311,595
OFFICE FURNISHINGS—0.13%
Herman Miller Inc.	10,384	114,120

		114,120

OIL & GAS—8.25%
Apache Corp.	5,867	440,025
Bill Barrett Corp.(a)	2,604	57,574
Chesapeake Energy Corp.	16,334	258,241
Chevron Corp.	28,970	2,042,964
Denbury Resources Inc.(a)	4,609	56,414
Devon Energy Corp.	8,123	500,377
ENSCO International Inc.	3,818	104,460
EOG Resources Inc.	5,072	343,729
Hess Corp.	5,520	306,967
Marathon Oil Corp.	12,710	346,093
Newfield Exploration Co.(a)	5,955	114,276
Noble Corp.	17,814	483,650
Noble Energy Inc.	4,575	223,855
Occidental Petroleum Corp.	12,606	687,657
Pioneer Natural Resources Co.	4,007	58,662
Pride International Inc.(a)	12,077	194,681
Quicksilver Resources Inc.(a)(b)	5,857	40,589
Range Resources Corp.	4,539	162,678
Southwestern Energy Co.(a)	8,785	278,045
Valero Energy Corp.	9,450	227,934
XTO Energy Inc.	13,901	515,588

		7,444,459
OIL & GAS SERVICES—2.58%
Baker Hughes Inc.	6,181	205,951
BJ Services Co.	7,917	87,087
Cameron International Corp.(a)	6,789	157,233
Exterran Holdings Inc.(a)	4,864	107,786
National Oilwell Varco Inc.(a)	10,043	265,537
Schlumberger Ltd.	24,013	979,971
Smith International Inc.	10,609	240,824
Tidewater Inc.	3,476	144,636
Weatherford International Ltd.(a)	13,099	144,482

		2,333,507
PHARMACEUTICALS—7.67%
Allergan Inc.	15,528	591,927
Bristol-Myers Squibb Co.	60,294	1,290,895
Eli Lilly and Co.	11,944	439,778
Express Scripts Inc.(a)	5,218	280,520
Gilead Sciences Inc.(a)	11,494	583,550
Medco Health Solutions Inc.(a)	8,182	367,617
Merck & Co. Inc.	34,831	994,425
Omnicare Inc.	2,054	57,430
Pfizer Inc.	80,496	1,173,632
Schering-Plough Corp.	22,848	401,211
Wyeth	17,242	740,889

		6,921,874
PIPELINES—0.20%
Questar Corp.	5,371	182,507

		182,507
REAL ESTATE—0.05%
Jones Lang LaSalle Inc.	1,746	41,223

		41,223
REAL ESTATE INVESTMENT TRUSTS—0.14%
Duke Realty Corp.	4,763	43,867
ProLogis	8,489	84,975

		128,842

RETAIL—3.63%
Best Buy Co. Inc.	8,128	227,747
Darden Restaurants Inc.	2,865	75,120
Gap Inc. (The)	24,312	274,239
McDonald’s Corp.	20,754	1,204,147
Nordstrom Inc.	6,318	80,175
Office Depot Inc.(a)	18,647	40,278
PetSmart Inc.	2,510	47,113
Staples Inc.	31,216	497,583
Starbucks Corp.(a)	24,733	233,480
Tiffany & Co.	8,557	177,558
Walgreen Co.	15,354	420,853

		3,278,293
SEMICONDUCTORS—2.52%
Advanced Micro Devices Inc.(a)	19,169	41,980
Applied Materials Inc.	32,973	308,957
Intel Corp.	85,643	1,104,795
Lam Research Corp.(a)	1,575	31,831
LSI Corp.(a)	12,516	39,801
Micron Technology Inc.(a)	11,421	42,486
Texas Instruments Inc.	36,761	549,577
Xilinx Inc.	9,131	153,857

		2,273,284
SOFTWARE—3.47%
Adobe Systems Inc.(a)	19,628	379,017
Automatic Data Processing Inc.	11,265	409,257
Compuware Corp.(a)	9,670	62,855
Microsoft Corp.	119,170	2,037,807
Novell Inc.(a)	12,811	47,401
Paychex Inc.	7,895	191,770

		3,128,107
TELECOMMUNICATIONS—7.11%
American Tower Corp. Class A(a)	6,382	193,630
AT&T Inc.	75,929	1,869,372
Cisco Systems Inc.(a)	93,729	1,403,123
Corning Inc.	21,391	216,263
Embarq Corp.	5,166	184,530
Motorola Inc.	48,610	215,342
QUALCOMM Inc.	26,006	898,507
Sprint Nextel Corp.(a)	35,169	85,461
Telephone and Data Systems Inc.	1,494	45,582
Tellabs Inc.(a)	40,119	165,691
Verizon Communications Inc.	38,255	1,142,677

		6,420,178
TOYS, GAMES & HOBBIES—0.28%
Mattel Inc.	17,604	249,801

		249,801
TRANSPORTATION—1.31%
Ryder System Inc.	2,676	90,395
United Parcel Service Inc. Class B	25,693	1,091,696

		1,182,091

TOTAL COMMON STOCKS
(Cost: $128,862,082)		90,172,775

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.60%

MONEY MARKET FUNDS—0.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	322,754	322,754
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	52,175	52,175
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	163,020	163,020

		537,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $537,949)		537,949

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $129,400,031)		90,710,724
Other Assets, Less Liabilities—(0.49)%		(438,024)

NET ASSETS—100.00%		$90,272,700

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.34%
Omnicom Group Inc.	25,216	$652,842

		652,842
AEROSPACE & DEFENSE—5.80%
Boeing Co. (The)	53,238	2,252,500
General Dynamics Corp.	26,528	1,504,933
Lockheed Martin Corp.	25,941	2,128,200
Raytheon Co.	33,919	1,716,980
United Technologies Corp.	71,337	3,423,463

		11,026,076
AGRICULTURE—3.90%
Archer-Daniels-Midland Co.	47,851	1,310,160
Philip Morris International Inc.	164,595	6,114,704

		7,424,864
AUTO MANUFACTURERS—0.39%
PACCAR Inc.	28,026	739,606

		739,606
AUTO PARTS & EQUIPMENT—0.31%
Johnson Controls Inc.	47,979	600,217

		600,217
BANKS—5.38%
Bank of New York Mellon Corp. (The)	92,631	2,384,322
PNC Financial Services Group Inc. (The)	30,497	991,762
State Street Corp.	35,027	815,078
Wells Fargo & Co.	319,788	6,043,993

		10,235,155
BIOTECHNOLOGY—2.48%
Amgen Inc.(a)	86,080	4,721,488

		4,721,488
CHEMICALS—1.31%
Air Products and Chemicals Inc.	16,014	805,504
E.I. du Pont de Nemours and Co.	73,145	1,679,409

		2,484,913
COMMERCIAL SERVICES—1.30%
Accenture Ltd.	46,605	1,470,854
McKesson Corp.	22,564	997,329

		2,468,183

COMPUTERS—9.68%
Dell Inc.(a)	140,498	1,334,731
Hewlett-Packard Co.	200,576	6,970,016
International Business Machines Corp.	110,232	10,102,763

		18,407,510
COSMETICS & PERSONAL CARE—7.28%
Avon Products Inc.	34,766	710,965
Procter & Gamble Co. (The)	240,932	13,130,794

		13,841,759
DIVERSIFIED FINANCIAL SERVICES—2.12%
American Express Co.	83,440	1,395,951
Goldman Sachs Group Inc. (The)	32,595	2,631,394

		4,027,345
ELECTRIC—3.47%
Entergy Corp.	15,423	1,177,700
Exelon Corp.	53,693	2,911,234
FPL Group Inc.	30,575	1,576,141
PPL Corp.	30,292	928,753

		6,593,828
ELECTRICAL COMPONENTS & EQUIPMENT—1.09%
Emerson Electric Co.	63,518	2,077,039

		2,077,039
FOOD—3.14%
Campbell Soup Co.	18,126	550,487
General Mills Inc.	25,834	1,528,081
H.J. Heinz Co.	25,545	932,393
Kroger Co. (The)	49,649	1,117,103
Safeway Inc.	34,887	747,628
Sysco Corp.	48,925	1,090,538

		5,966,230
HEALTH CARE - PRODUCTS—7.46%
Boston Scientific Corp.(a)	120,675	1,070,387
Johnson & Johnson	227,366	13,116,745

		14,187,132
HEALTH CARE - SERVICES—2.10%
Aetna Inc.	37,579	1,164,949
UnitedHealth Group Inc.	99,958	2,831,810

		3,996,759
INSURANCE—1.83%
ACE Ltd.	27,112	1,183,710
Aflac Inc.	37,961	881,075
Aon Corp.	19,381	718,066
Loews Corp.	28,832	703,501

		3,486,352
LEISURE TIME—0.33%
Carnival Corp.	34,391	625,572

		625,572
MANUFACTURING—8.63%
General Electric Co.	812,448	9,854,994
Honeywell International Inc.	54,044	1,773,184
Illinois Tool Works Inc.	35,769	1,168,216

3M Co.	52,146	2,804,933
Tyco International Ltd.	38,630	812,003

		16,413,330
MEDIA—3.33%
Time Warner Inc.	291,113	2,716,084
Viacom Inc. Class A(a)	936	15,229
Viacom Inc. Class B(a)	45,863	676,479
Walt Disney Co. (The)	141,134	2,918,651

		6,326,443
MINING—0.41%
Freeport-McMoRan Copper & Gold Inc.	30,922	777,379

		777,379
OIL & GAS—3.98%
Apache Corp.	27,102	2,032,650
Chesapeake Energy Corp.	48,899	773,093
Devon Energy Corp.	34,103	2,100,745
Hess Corp.	23,647	1,315,010
Murphy Oil Corp.	15,396	680,195
Noble Energy Inc.	13,849	677,632

		7,579,325
OIL & GAS SERVICES—1.10%
Baker Hughes Inc.	25,012	833,400
Halliburton Co.	72,806	1,255,904

		2,089,304
PHARMACEUTICALS—2.38%
Bristol-Myers Squibb Co.	160,103	3,427,805
Cardinal Health Inc.	29,033	1,093,092

		4,520,897
PIPELINES—0.35%
Williams Companies Inc. (The)	46,755	661,583

		661,583
REAL ESTATE INVESTMENT TRUSTS—0.72%
Simon Property Group Inc.	18,212	782,752
Vornado Realty Trust	11,700	594,477

		1,377,229
RETAIL—12.59%
Best Buy Co. Inc.	27,303	765,030
Kohl’s Corp.(a)	23,369	857,876
Lowe’s Companies Inc.	118,988	2,173,911
McDonald’s Corp.	90,678	5,261,138
Staples Inc.	57,618	918,431
Target Corp.	55,621	1,735,375
TJX Companies Inc. (The)	34,028	660,824
Walgreen Co.	80,648	2,210,562
Wal-Mart Stores Inc.	198,487	9,352,707

		23,935,854
SEMICONDUCTORS—3.07%
Intel Corp.	452,521	5,837,521

		5,837,521

TELECOMMUNICATIONS—1.08%
Corning Inc.	127,418	1,288,196
Motorola Inc.	171,640	760,365

		2,048,561
TRANSPORTATION—2.48%
FedEx Corp.	23,679	1,206,208
Norfolk Southern Corp.	30,040	1,152,334
United Parcel Service Inc. Class B	55,483	2,357,473

		4,716,015

TOTAL COMMON STOCKS
(Cost: $246,592,866)		189,846,311

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	124,094	124,094

		124,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $124,094)		124,094

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $246,716,960)		189,970,405
Other Assets, Less Liabilities—0.10%		189,866

NET ASSETS—100.00%		$190,160,271

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—0.49%
L-3 Communications Holdings Inc.	19,321	$1,526,745

		1,526,745
AGRICULTURE—2.13%
Monsanto Co.	87,525	6,657,151

		6,657,151
APPAREL—0.63%
Nike Inc. Class B	43,742	1,979,325

		1,979,325
BANKS—0.66%
Northern Trust Corp.	36,095	2,076,184

		2,076,184
BEVERAGES—8.78%
Coca-Cola Co. (The)	344,351	14,710,675
PepsiCo Inc.	253,217	12,719,090

		27,429,765
BIOTECHNOLOGY—4.89%
Biogen Idec Inc.(a)	47,474	2,309,610
Celgene Corp.(a)	73,630	3,898,708
Genentech Inc.(a)	74,990	6,092,188
Genzyme Corp.(a)	43,192	2,976,793

		15,277,299
CHEMICALS—1.62%
Mosaic Co. (The)	24,086	859,148
Praxair Inc.	49,904	3,107,023
Rohm and Haas Co.	19,925	1,099,661

		5,065,832
COAL—0.35%
Peabody Energy Corp.	43,144	1,078,600

		1,078,600
COMMERCIAL SERVICES—2.19%
Apollo Group Inc. Class A(a)	20,931	1,705,039
Visa Inc. Class A	72,131	3,559,665
Western Union Co.	115,798	1,581,801

		6,846,505
COMPUTERS—5.31%
Apple Inc.(a)	143,778	12,958,711
EMC Corp.(a)	330,256	3,646,026

		16,604,737

COSMETICS & PERSONAL CARE—1.71%
Colgate-Palmolive Co.	82,261	5,350,255

		5,350,255
DIVERSIFIED FINANCIAL SERVICES—2.14%
BlackRock Inc.	3,197	347,834
Charles Schwab Corp. (The)	152,441	2,071,673
CME Group Inc.	10,800	1,878,228
Franklin Resources Inc.	25,668	1,242,845
T. Rowe Price Group Inc.	42,028	1,159,132

		6,699,712
ELECTRONICS—0.78%
Thermo Fisher Scientific Inc.(a)	67,959	2,441,767

		2,441,767
ENERGY - ALTERNATE SOURCES—0.34%
First Solar Inc.(a)(b)	7,345	1,048,866

		1,048,866
FOOD—0.54%
Kellogg Co.	38,573	1,685,254

		1,685,254
HEALTH CARE - PRODUCTS—6.45%
Baxter International Inc.	100,332	5,884,472
Becton, Dickinson and Co.	37,222	2,704,923
Medtronic Inc.	181,664	6,083,927
St. Jude Medical Inc.(a)	55,697	2,025,700
Stryker Corp.	50,133	2,117,618
Zimmer Holdings Inc.(a)	36,445	1,326,598

		20,143,238
INSURANCE—0.51%
Marsh & McLennan Companies Inc.	82,702	1,598,630

		1,598,630
INTERNET—7.24%
Amazon.com Inc.(a)	49,940	2,937,471
eBay Inc.(a)	177,674	2,135,641
Google Inc. Class A(a)	38,522	13,040,853
Symantec Corp.(a)	135,287	2,073,950
Yahoo! Inc.(a)	208,897	2,450,362

		22,638,277
MANUFACTURING—0.71%
Danaher Corp.	39,917	2,232,558

		2,232,558
MEDIA—2.80%
Comcast Corp. Class A	308,479	4,519,217
Comcast Corp. Class A Special	131,114	1,819,862
DIRECTV Group Inc. (The)(a)(b)	88,518	1,938,544
Time Warner Cable Inc. Class A(a)	25,233	470,091

		8,747,714
METAL FABRICATE & HARDWARE—0.47%
Precision Castparts Corp.	22,547	1,464,428

		1,464,428
MINING—0.91%
Newmont Mining Corp.	71,428	2,841,406

		2,841,406

OIL & GAS—3.65%
Diamond Offshore Drilling Inc.	10,600	665,256
EOG Resources Inc.	39,982	2,709,580
Southwestern Energy Co.(a)	55,332	1,751,258
Transocean Ltd.(a)	51,651	2,821,178
XTO Energy Inc.	93,362	3,462,797

		11,410,069
OIL & GAS SERVICES—3.47%
National Oilwell Varco Inc.(a)	66,597	1,760,825
Schlumberger Ltd.	192,786	7,867,597
Weatherford International Ltd.(a)	109,944	1,212,682

		10,841,104
PHARMACEUTICALS—10.62%
Abbott Laboratories	248,865	13,797,076
Allergan Inc.	49,762	1,896,927
Express Scripts Inc.(a)	33,612	1,806,981
Gilead Sciences Inc.(a)	147,252	7,475,984
Medco Health Solutions Inc.(a)	80,607	3,621,673
Schering-Plough Corp.	262,094	4,602,371

		33,201,012
REAL ESTATE INVESTMENT TRUSTS—0.41%
Public Storage	20,805	1,287,204

		1,287,204
RETAIL—4.04%
Costco Wholesale Corp.	69,877	3,146,561
CVS Caremark Corp.	231,608	6,225,623
Starbucks Corp.(a)	118,193	1,115,742
Yum! Brands Inc.	74,878	2,143,008

		12,630,934
SEMICONDUCTORS—1.66%
Applied Materials Inc.	217,202	2,035,183
Texas Instruments Inc.	209,824	3,136,869

		5,172,052
SOFTWARE—13.16%
Activision Blizzard Inc.(a)	95,692	838,262
Adobe Systems Inc.(a)	86,059	1,661,799
Automatic Data Processing Inc.	82,477	2,996,389
MasterCard Inc. Class A	13,046	1,771,386
Microsoft Corp.	1,279,790	21,884,409
Oracle Corp.(a)	634,952	10,686,242
Paychex Inc.	52,443	1,273,840

		41,112,327
TELECOMMUNICATIONS—8.51%
American Tower Corp. Class A(a)	64,091	1,944,521
Cisco Systems Inc.(a)	952,322	14,256,260
Juniper Networks Inc.(a)	85,432	1,209,717
QUALCOMM Inc.	265,400	9,169,570

		26,580,068
TRANSPORTATION—2.71%
Burlington Northern Santa Fe Corp.	45,394	3,007,353
CSX Corp.	63,875	1,849,820
Union Pacific Corp.	82,234	3,601,027

		8,458,200

TOTAL COMMON STOCKS
(Cost: $440,364,127)		312,127,218

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.62%

MONEY MARKET FUNDS—0.62%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	1,463,236	1,463,236
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	236,541	236,541
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	234,245	234,245

		1,934,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,934,022)		1,934,022

TOTAL INVESTMENTS IN SECURITIES—100.50%
(Cost: $442,298,149)		314,061,240
Other Assets, Less Liabilities—(0.50)%		(1,548,249)

NET ASSETS—100.00%		$312,512,991

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.90%

AEROSPACE & DEFENSE—0.75%
Northrop Grumman Corp.	27,699	$1,332,876

		1,332,876
AGRICULTURE—2.60%
Altria Group Inc.	187,524	3,101,647
Lorillard Inc.	15,308	910,214
Reynolds American Inc.	15,344	585,834

		4,597,695
BANKS—4.22%
Bank of America Corp.	567,507	3,734,196
BB&T Corp.	50,196	993,379
SunTrust Banks Inc.	32,052	392,957
U.S. Bancorp	157,178	2,332,521

		7,453,053
CHEMICALS—0.56%
Dow Chemical Co. (The)	84,729	982,009

		982,009
DIVERSIFIED FINANCIAL SERVICES—7.23%
Capital One Financial Corp.	35,743	566,169
Citigroup Inc.	496,045	1,760,960
JPMorgan Chase & Co.	339,809	8,668,528
Morgan Stanley	88,243	1,785,156

		12,780,813
ELECTRIC—7.41%
American Electric Power Co. Inc.	36,512	1,144,651
Consolidated Edison Inc.	24,911	1,015,123
Dominion Resources Inc.	52,944	1,862,570
Duke Energy Corp.	114,260	1,731,039
Edison International	27,258	887,793
FirstEnergy Corp.	27,721	1,385,773
PG&E Corp.	32,864	1,270,851
Public Service Enterprise Group Inc.	46,231	1,459,513
Southern Co. (The)	69,887	2,337,720

		13,095,033
ELECTRONICS—0.33%
Tyco Electronics Ltd.	41,525	587,994

		587,994
ENVIRONMENTAL CONTROL—0.79%
Waste Management Inc.	45,041	1,404,829

		1,404,829
FOOD—1.94%
Kraft Foods Inc. Class A	122,370	3,432,478

		3,432,478

GAS—0.51%
Sempra Energy	20,631	904,463

		904,463
HEALTH CARE - PRODUCTS—0.98%
Covidien Ltd.	45,044	1,726,987

		1,726,987
HEALTH CARE - SERVICES—1.09%
WellPoint Inc.(a)	46,560	1,929,912

		1,929,912
HOUSEHOLD PRODUCTS & WARES—1.10%
Kimberly-Clark Corp.	37,807	1,945,926

		1,945,926
INSURANCE—3.85%
Allstate Corp. (The)	48,794	1,057,366
Chubb Corp.	32,353	1,377,591
MetLife Inc.	46,030	1,322,442
Prudential Financial Inc.	38,692	996,319
Travelers Companies Inc. (The)	53,216	2,056,266

		6,809,984
IRON & STEEL—0.60%
Nucor Corp.	25,940	1,058,093

		1,058,093
MACHINERY—1.74%
Caterpillar Inc.	55,448	1,710,571
Deere & Co.	39,192	1,361,530

		3,072,101
MEDIA—0.76%
News Corp. Class A	165,222	1,055,769
News Corp. Class B	39,751	287,797

		1,343,566
MINING—0.32%
Alcoa Inc.	73,045	569,020

		569,020
OIL & GAS—35.60%
Anadarko Petroleum Corp.	41,839	1,537,165
Chevron Corp.	184,983	13,045,001
ConocoPhillips	125,632	5,971,289
Exxon Mobil Corp.	463,112	35,418,806
Marathon Oil Corp.	64,686	1,761,400
Occidental Petroleum Corp.	74,890	4,085,249
Valero Energy Corp.	46,978	1,133,109

		62,952,019
PHARMACEUTICALS—12.95%
Eli Lilly and Co.	88,038	3,241,559
Merck & Co. Inc.	192,483	5,495,390
Pfizer Inc.	613,728	8,948,154
Wyeth	121,470	5,219,566

		22,904,669
PIPELINES—0.46%
Spectra Energy Corp.	56,021	812,865

		812,865

RETAIL—2.18%
Gap Inc. (The)	47,080	531,062
Home Depot Inc.	154,634	3,329,270

		3,860,332
TELECOMMUNICATIONS—11.93%
AT&T Inc.	540,894	13,316,811
Verizon Communications Inc.	260,386	7,777,730

		21,094,541

TOTAL COMMON STOCKS
(Cost: $260,784,923)		176,651,258

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(b)(c)	56,208	56,208

		56,208

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,208)		56,208

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $260,841,131)		176,707,466
Other Assets, Less Liabilities—0.07%		125,084

NET ASSETS—100.00%		$176,832,550

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—0.78%
Goodrich Corp.	14,545	$562,310

		562,310
AIRLINES—1.04%
Southwest Airlines Co.	86,678	609,346
UAL Corp.(a)	15,179	143,290

		752,636
APPAREL—0.94%
Hanesbrands Inc.(a)(b)	11,070	99,519
VF Corp.	10,299	576,950

		676,469
AUTO PARTS & EQUIPMENT—0.56%
BorgWarner Inc.	13,669	230,733
Goodyear Tire & Rubber Co. (The)(a)	28,282	174,500

		405,233
BANKS—1.56%
BOK Financial Corp.	2,674	99,740
City National Corp.	4,669	161,594
Cullen/Frost Bankers Inc.	6,606	289,145
International Bancshares Corp.	6,318	115,114
UMB Financial Corp.	3,654	141,556
Valley National Bancorp	15,893	206,927
Wilmington Trust Corp.	7,927	108,521

		1,122,597
BEVERAGES—1.58%
Brown-Forman Corp. Class B	8,680	394,159
Molson Coors Brewing Co. Class B	18,522	745,881

		1,140,040
BUILDING MATERIALS—0.19%
Owens Corning(a)	10,298	137,375

		137,375
CHEMICALS—3.48%
Albemarle Corp.	10,767	239,566
CF Industries Holdings Inc.	6,639	312,033
FMC Corp.	8,758	390,782
Huntsman Corp.	11,180	29,739
International Flavors & Fragrances Inc.	9,252	264,792
Lubrizol Corp.	8,077	275,587
Sherwin-Williams Co. (The)	11,676	557,529
Terra Industries Inc.	12,028	246,333
Valspar Corp. (The)	10,949	189,965

		2,506,326

COAL—0.57%
Arch Coal Inc.	16,861	256,119
Massey Energy Co.	9,972	151,375

		407,494
COMMERCIAL SERVICES—5.70%
Equifax Inc.	14,944	369,416
H&R Block Inc.	39,961	828,392
Hewitt Associates Inc. Class A(a)	10,116	287,092
Interactive Data Corp.	4,260	97,171
Lender Processing Services Inc.	11,166	289,423
Manpower Inc.	9,182	261,320
Moody’s Corp.	22,671	485,613
Quanta Services Inc.(a)	23,243	496,935
Robert Half International Inc.	18,363	311,253
SAIC Inc.(a)	22,764	449,361
Service Corp. International	30,339	138,042
Weight Watchers International Inc.	4,184	95,437

		4,109,455
COMPUTERS—3.24%
Affiliated Computer Services Inc. Class A(a)	10,754	493,178
Diebold Inc.	7,731	191,574
DST Systems Inc.(a)	4,660	148,048
NCR Corp.(a)	18,589	233,292
SanDisk Corp.(a)	26,417	301,946
Synopsys Inc.(a)	16,971	313,963
Teradata Corp.(a)	20,729	272,172
Western Digital Corp.(a)	25,993	381,577

		2,335,750
COSMETICS & PERSONAL CARE—0.47%
Estee Lauder Companies Inc. (The) Class A	13,029	342,011

		342,011
DISTRIBUTION & WHOLESALE—0.77%
W.W. Grainger Inc.	7,628	556,463

		556,463
DIVERSIFIED FINANCIAL SERVICES—2.26%
Affiliated Managers Group Inc.(a)	4,786	192,349
Federated Investors Inc. Class B	11,295	220,478
Jefferies Group Inc.	13,668	157,729
Legg Mason Inc.	16,319	262,083
NYSE Euronext Inc.	26,508	583,176
Raymond James Financial Inc.	11,360	210,274

		1,626,089
ELECTRIC—1.88%
AES Corp. (The)(a)	78,828	623,529
DPL Inc.(b)	13,657	294,308
Dynegy Inc. Class A(a)	58,829	124,129
Mirant Corp.(a)	18,441	316,632

		1,358,598
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
Energizer Holdings Inc.(a)	6,849	326,218
Molex Inc.	7,858	105,061
Molex Inc. Class A	8,474	103,552

		534,831
ELECTRONICS—1.07%
Avnet Inc.(a)	17,604	348,911

Garmin Ltd.(b)	14,128	247,664
PerkinElmer Inc.	13,949	176,036

		772,611
ENGINEERING & CONSTRUCTION—1.22%
KBR Inc.	19,026	269,408
McDermott International Inc.(a)	26,710	276,983
URS Corp.(a)	9,834	334,848

		881,239
ENTERTAINMENT—0.52%
International Game Technology Inc.	35,102	372,081

		372,081
ENVIRONMENTAL CONTROL—1.64%
Nalco Holding Co.	16,207	158,991
Republic Services Inc.	39,474	1,020,798

		1,179,789
FOOD—5.24%
ConAgra Foods Inc.	52,773	902,418
Dean Foods Co.(a)	18,132	350,673
Hershey Co. (The)	18,343	683,827
J.M. Smucker Co. (The)	13,941	629,436
McCormick & Co. Inc. NVS	12,843	411,490
Sara Lee Corp.	79,533	797,716

		3,775,560
FOREST PRODUCTS & PAPER—0.31%
MeadWestvaco Corp.	19,011	221,288

		221,288
FORESTRY—0.84%
Plum Creek Timber Co. Inc.	19,704	606,292

		606,292
GAS—0.60%
Energen Corp.	7,677	224,245
Piedmont Natural Gas Co.	8,119	210,363

		434,608
HAND & MACHINE TOOLS—0.56%
Lincoln Electric Holdings Inc.	4,778	196,710
Snap-On Inc.	6,764	204,138

		400,848
HEALTH CARE - PRODUCTS—0.72%
Beckman Coulter Inc.	7,378	366,834
Kinetic Concepts Inc.(a)	6,327	152,481

		519,315
HEALTH CARE - SERVICES—3.23%
Community Health Systems Inc.(a)	10,996	204,965
Humana Inc.(a)	20,095	762,203
Lincare Holdings Inc.(a)	8,761	210,702
Quest Diagnostics Inc.	17,754	876,160
Tenet Healthcare Corp.(a)	56,454	60,406
Universal Health Services Inc. Class B	5,556	210,295

		2,324,731
HOLDING COMPANIES - DIVERSIFIED—0.16%
Walter Industries Inc.	6,423	118,440

		118,440

HOME BUILDERS—0.70%
NVR Inc.(a)	582	247,984
Toll Brothers Inc.(a)	15,068	256,457

		504,441
INSURANCE—2.26%
Alleghany Corp.(a)	700	190,701
Arch Capital Group Ltd.(a)	5,858	352,359
Arthur J. Gallagher & Co.	11,188	263,701
Axis Capital Holdings Ltd.	16,728	405,821
Markel Corp.(a)	1,173	316,745
Odyssey Re Holdings Corp.	2,100	98,805

		1,628,132
INTERNET—1.10%
Check Point Software Technologies Ltd.(a)	20,398	462,423
Expedia Inc.(a)	24,592	219,607
IAC/InterActiveCorp.(a)	7,685	112,969

		794,999
IRON & STEEL—0.56%
Allegheny Technologies Inc.	10,692	236,186
Reliance Steel & Aluminum Co.	7,554	167,170

		403,356
LODGING—1.36%
Marriott International Inc. Class A	35,996	587,095
MGM MIRAGE(a)(b)	11,270	90,160
Starwood Hotels & Resorts Worldwide Inc.	19,978	302,067

		979,322
MACHINERY—2.56%
AGCO Corp.(a)	10,774	229,271
Cummins Inc.	21,591	517,752
Flowserve Corp.	6,659	354,991
IDEX Corp.	9,725	219,882
Rockwell Automation Inc.	14,951	389,324
Terex Corp.(a)	11,178	132,348

		1,843,568
MANUFACTURING—6.17%
AptarGroup Inc.	7,541	232,414
Cooper Industries Ltd.	20,525	552,328
Dover Corp.	21,961	621,057
Harsco Corp.	9,901	234,852
ITT Industries Inc.	21,413	969,581
Leggett & Platt Inc.	18,395	229,754
Pall Corp.	13,973	364,276
Parker Hannifin Corp.	19,026	726,983
Pentair Inc.	11,750	268,723
Teleflex Inc.	4,673	248,510

		4,448,478
MEDIA—2.58%
Cablevision Systems Corp.	27,603	442,476
Dish Network Corp. Class A(a)	24,744	317,713
McGraw-Hill Companies Inc. (The)	37,849	832,300
Washington Post Co. (The) Class B	692	270,268

		1,862,757
MINING—1.17%
Compass Minerals International Inc.	3,816	229,609

Titanium Metals Corp.	11,672	82,288
Vulcan Materials Co.(b)	10,771	532,734

		844,631
OIL & GAS—3.39%
Cabot Oil & Gas Corp.	12,094	332,464
Cimarex Energy Co.	9,736	241,842
ENSCO International Inc.	16,768	458,772
EXCO Resources Inc.(a)	20,127	204,088
Nabors Industries Ltd.(a)	33,668	368,665
Pioneer Natural Resources Co.	13,863	202,954
Pride International Inc.(a)	20,383	328,574
Rowan Companies Inc.	13,265	167,935
Unit Corp.(a)	5,561	138,691

		2,443,985
OIL & GAS SERVICES—0.53%
BJ Services Co.	34,681	381,491

		381,491
PACKAGING & CONTAINERS—2.06%
Ball Corp.	11,185	428,833
Crown Holdings Inc.(a)	18,820	352,875
Owens-Illinois Inc.(a)	19,714	374,566
Pactiv Corp.(a)	15,357	332,018

		1,488,292
PHARMACEUTICALS—4.90%
AmerisourceBergen Corp.	18,717	679,801
Forest Laboratories Inc.(a)	35,985	901,064
Hospira Inc.(a)	18,810	468,369
King Pharmaceuticals Inc.(a)	28,977	253,259
Mylan Inc.(a)(b)	35,616	403,529
Omnicare Inc.	12,570	351,457
Warner Chilcott Ltd. Class A(a)	9,999	137,486
Watson Pharmaceuticals Inc.(a)	12,300	335,544

		3,530,509
PIPELINES—0.96%
Questar Corp.	20,332	690,881

		690,881
REAL ESTATE INVESTMENT TRUSTS—8.59%
Alexandria Real Estate Equities Inc.	3,755	222,822
AvalonBay Communities Inc.	9,325	483,128
Boston Properties Inc.	14,049	608,322
BRE Properties Inc. Class A(b)	6,028	153,051
Douglas Emmett Inc.	12,849	119,496
Equity Residential	32,000	765,760
Essex Property Trust Inc.	3,157	208,520
Federal Realty Investment Trust	6,921	350,410
HCP Inc.	29,843	696,536
Health Care REIT Inc.	12,235	462,605
Kimco Realty Corp.	27,272	392,171
Nationwide Health Properties Inc.	11,701	298,727
Realty Income Corp.	12,280	236,636
Regency Centers Corp.	8,152	287,766
SL Green Realty Corp.	6,724	105,634
Taubman Centers Inc.	6,208	123,229
UDR Inc.	17,342	203,422
Ventas Inc.	16,896	470,892

		6,189,127

RETAIL—6.90%
Abercrombie & Fitch Co. Class A	10,266	183,248
Advance Auto Parts Inc.	11,133	364,383
AutoZone Inc.(a)	4,091	543,653
Bed Bath & Beyond Inc.(a)	30,927	718,434
Big Lots Inc.(a)	9,611	129,268
BJ’s Wholesale Club Inc.(a)	7,037	201,821
Burger King Holdings Inc.	10,830	240,968
Dollar Tree Inc.(a)	10,644	454,605
Family Dollar Stores Inc.	15,673	435,239
Foot Locker Inc.	18,470	135,939
PetSmart Inc.	14,994	281,437
Ross Stores Inc.	15,553	457,569
Sears Holdings Corp.(a)(b)	7,158	292,905
Tiffany & Co.	14,606	303,075
Wendy’s/Arby’s Group Inc. Class A	45,440	229,018

		4,971,562
SAVINGS & LOANS—0.14%
Capitol Federal Financial	2,518	104,245

		104,245
SEMICONDUCTORS—6.09%
Analog Devices Inc.	34,268	684,675
Atmel Corp.(a)	52,923	176,763
Intersil Corp. Class A	14,613	136,047
KLA-Tencor Corp.	19,971	400,219
Linear Technology Corp.	24,368	570,699
LSI Corp.(a)	75,088	238,780
Marvell Technology Group Ltd.(a)	56,718	413,474
Microchip Technology Inc.	21,424	406,413
Micron Technology Inc.(a)	89,967	334,677
National Semiconductor Corp.	27,014	273,922
ON Semiconductor Corp.(a)	47,938	199,901
Xilinx Inc.	32,675	550,574

		4,386,144
SOFTWARE—3.59%
CA Inc.	48,578	873,918
Fidelity National Information Services Inc.	22,346	355,525
Fiserv Inc.(a)	18,915	600,551
IMS Health Inc.	21,357	310,104
Metavante Technologies Inc.(a)	10,511	152,515
Total System Services Inc.	23,421	296,510

		2,589,123
TELECOMMUNICATIONS—0.80%
Amdocs Ltd.(a)	22,697	384,033
Level 3 Communications Inc.(a)	190,352	190,352

		574,385
TOYS, GAMES & HOBBIES—0.50%
Hasbro Inc.	14,794	356,979

		356,979
TRANSPORTATION—0.40%
J.B. Hunt Transport Services Inc.	13,092	291,559

		291,559
WATER—0.65%
American Water Works Co. Inc.	6,848	145,041
Aqua America Inc.	15,738	326,406

		471,447

TOTAL COMMON STOCKS
(Cost: $105,224,891)		71,959,892

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.06%

MONEY MARKET FUNDS—2.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	1,187,879	1,187,879
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	192,028	192,028
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	103,180	103,180

		1,483,087

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,483,087)		1,483,087

TOTAL INVESTMENTS IN SECURITIES—101.89%
(Cost: $106,707,978)		73,442,979
Other Assets, Less Liabilities—(1.89)%		(1,359,918)

NET ASSETS—100.00%		$72,083,061

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

AEROSPACE & DEFENSE—1.79%
Alliant Techsystems Inc.(a)	10,703	$864,909
Rockwell Collins Inc.	52,607	1,982,232
Spirit AeroSystems Holdings Inc. Class A(a)	33,544	456,198

		3,303,339
APPAREL—1.43%
Coach Inc.(a)	106,995	1,562,127
Guess? Inc.	19,846	319,322
Polo Ralph Lauren Corp.	18,139	744,243

		2,625,692
BEVERAGES—0.44%
Hansen Natural Corp.(a)	23,986	803,531

		803,531
BIOTECHNOLOGY—4.51%
Abraxis BioScience Inc.(a)	1,894	131,463
Alexion Pharmaceuticals Inc.(a)	25,461	938,747
Bio-Rad Laboratories Inc. Class A(a)	6,154	391,025
Charles River Laboratories International Inc.(a)	22,224	542,488
Illumina Inc.(a)(b)	40,497	1,107,998
Life Technologies Corp.(a)	56,408	1,436,148
Millipore Corp.(a)	17,862	985,268
Myriad Genetics Inc.(a)	15,219	1,134,881
Vertex Pharmaceuticals Inc.(a)	49,244	1,627,514

		8,295,532
BUILDING MATERIALS—0.59%
Martin Marietta Materials Inc.(b)	13,501	1,087,100

		1,087,100
CHEMICALS—2.19%
Airgas Inc.	22,846	806,692
Ecolab Inc.	57,654	1,957,930
Sigma-Aldrich Corp.	35,331	1,274,742

		4,039,364
COAL—1.09%
Alpha Natural Resources Inc.(a)	23,007	375,474
CONSOL Energy Inc.	60,080	1,637,781

		2,013,255
COMMERCIAL SERVICES—4.98%
Alliance Data Systems Corp.(a)(b)	21,123	878,506
Corrections Corp. of America(a)	40,892	563,492
DeVry Inc.	20,269	1,086,013
FTI Consulting Inc.(a)	16,413	673,097
Genpact Ltd.(a)	18,380	150,532
Iron Mountain Inc.(a)(b)	59,600	1,219,416
ITT Educational Services Inc.(a)(b)	12,708	1,556,857
Monster Worldwide Inc.(a)	39,118	360,277
Morningstar Inc.(a)	5,982	207,396
Pharmaceutical Product Development Inc.	34,072	813,980

Strayer Education Inc.	4,652	1,006,832
Watson Wyatt Worldwide Inc.	13,871	645,001

		9,161,399
COMPUTERS—2.47%
Cognizant Technology Solutions Corp.(a)	94,092	1,762,343
FactSet Research Systems Inc.(b)	14,190	564,762
IHS Inc. Class A(a)	14,655	641,889
NetApp Inc.(a)	106,979	1,586,499

		4,555,493
COSMETICS & PERSONAL CARE—0.38%
Alberto-Culver Co.	28,674	701,366

		701,366
DISTRIBUTION & WHOLESALE—0.85%
Fastenal Co.(b)	45,540	1,556,557

		1,556,557
DIVERSIFIED FINANCIAL SERVICES—2.72%
Eaton Vance Corp.	37,727	722,095
IntercontinentalExchange Inc.(a)	23,645	1,346,110
Janus Capital Group Inc.	51,660	271,215
Lazard Ltd. Class A	24,882	659,373
NASDAQ OMX Group Inc. (The)(a)	51,631	1,126,588
TD Ameritrade Holding Corp.(a)	79,044	888,455

		5,013,836
ELECTRIC—2.80%
Allegheny Energy Inc.	54,729	1,819,192
Calpine Corp.(a)	118,315	876,714
ITC Holdings Corp.	16,166	678,649
NRG Energy Inc.(a)	76,271	1,781,691

		5,156,246
ELECTRICAL COMPONENTS & EQUIPMENT—1.06%
AMETEK Inc.	34,698	1,108,948
SunPower Corp. Class A(a)	14,319	480,546
SunPower Corp. Class B(a)	13,756	363,434

		1,952,928
ELECTRONICS—4.73%
Agilent Technologies Inc.(a)	114,547	2,071,010
Amphenol Corp. Class A	57,296	1,498,290
FLIR Systems Inc.(a)(b)	45,558	1,137,583
Itron Inc.(a)	11,129	726,724
Mettler-Toledo International Inc.(a)	10,972	730,516
National Instruments Corp.	18,563	398,548
Trimble Navigation Ltd.(a)	39,327	582,826
Waters Corp.(a)	32,684	1,182,180
Woodward Governor Co.	18,732	385,317

		8,712,994
ENERGY - ALTERNATE SOURCES—0.38%
Covanta Holding Corp.(a)	39,979	691,237

		691,237
ENGINEERING & CONSTRUCTION—2.91%
AECOM Technology Corp.(a)	24,814	628,042
Fluor Corp.	59,403	2,310,777
Foster Wheeler Ltd.(a)	43,774	874,167
Jacobs Engineering Group Inc.(a)	40,065	1,549,314

		5,362,300
ENTERTAINMENT—0.61%
DreamWorks Animation SKG Inc. Class A(a)	19,224	421,967

Penn National Gaming Inc.(a)	21,975	409,834
Scientific Games Corp. Class A(a)(b)	22,667	284,924

		1,116,725
ENVIRONMENTAL CONTROL—1.16%
Stericycle Inc.(a)	28,216	1,380,327
Waste Connections Inc.(a)	26,089	757,103

		2,137,430
FOOD—0.92%
Flowers Foods Inc.	28,029	602,343
Ralcorp Holdings Inc.(a)	18,462	1,093,320

		1,695,663
HEALTH CARE - PRODUCTS—8.35%
C.R. Bard Inc.	32,492	2,780,340
DENTSPLY International Inc.	45,609	1,227,338
Edwards Lifesciences Corp.(a)	18,402	1,057,931
Gen-Probe Inc.(a)	17,606	792,622
Henry Schein Inc.(a)	29,482	1,103,511
Hologic Inc.(a)	83,547	985,019
IDEXX Laboratories Inc.(a)	19,452	638,026
Immucor Inc.(a)	22,883	634,088
Intuitive Surgical Inc.(a)	12,801	1,321,447
Masimo Corp.(a)	15,686	435,600
Patterson Companies Inc.(a)	32,744	602,162
ResMed Inc.(a)	24,771	988,363
Steris Corp.	19,333	514,258
TECHNE Corp.	12,646	758,381
Varian Medical Systems Inc.(a)	41,230	1,530,870

		15,369,956
HEALTH CARE - SERVICES—2.96%
Covance Inc.(a)	20,867	805,466
DaVita Inc.(a)	34,168	1,605,896
Laboratory Corp. of America Holdings(a)	35,346	2,092,483
Mednax Inc.(a)	14,924	500,999
Psychiatric Solutions Inc.(a)	17,108	444,808

		5,449,652
HOLDING COMPANIES - DIVERSIFIED—0.49%
Leucadia National Corp.(a)	56,434	898,429

		898,429
HOUSEHOLD PRODUCTS & WARES—1.90%
Church & Dwight Co. Inc.	22,920	1,220,032
Clorox Co. (The)	45,286	2,271,093

		3,491,125
INSURANCE—0.38%
Brown & Brown Inc.	37,090	709,532

		709,532
INTERNET—3.00%
Akamai Technologies Inc.(a)	55,276	745,120
Equinix Inc.(a)(b)	10,526	561,562
F5 Networks Inc.(a)	26,257	582,118
McAfee Inc.(a)(b)	49,513	1,509,651
Priceline.com Inc.(a)	13,284	891,224
VeriSign Inc.(a)	63,631	1,228,715

		5,518,390
IRON & STEEL—0.47%
Cliffs Natural Resources Inc.	37,146	860,673

		860,673

LODGING—0.61%
Las Vegas Sands Corp.(a)	93,774	482,936
Wynn Resorts Ltd.(a)(b)	21,402	643,772

		1,126,708
MACHINERY—0.86%
Bucyrus International Inc.	24,504	379,812
Joy Global Inc.	35,361	736,570
Wabtec Corp.	15,873	475,079

		1,591,461
MANUFACTURING—1.30%
CLARCOR Inc.	16,682	506,132
Donaldson Co. Inc.	22,079	687,098
Roper Industries Inc.	29,261	1,203,798

		2,397,028
MEDIA—3.33%
Discovery Communications Inc. Class A(a)	43,854	635,883
John Wiley & Sons Inc. Class A	16,151	572,230
Liberty Global Inc. Series A(a)	47,335	689,671
Liberty Global Inc. Series C(a)	46,164	661,068
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	161,205	2,958,112
Scripps Networks Interactive Inc. Class A	28,701	616,210

		6,133,174
OIL & GAS—6.68%
Atwood Oceanics Inc.(a)	18,036	300,299
CNX Gas Corp.(a)	9,167	237,242
Comstock Resources Inc.(a)	15,060	574,238
Concho Resources Inc.(a)	20,401	514,513
Continental Resources Inc.(a)	10,230	211,454
Denbury Resources Inc.(a)	79,943	978,502
Helmerich & Payne Inc.	31,284	702,639
Noble Corp.	86,380	2,345,217
Petrohawk Energy Corp.(a)	82,157	1,619,314
Plains Exploration & Production Co.(a)	35,181	743,023
Quicksilver Resources Inc.(a)	38,803	268,905
Range Resources Corp.	50,507	1,810,171
SandRidge Energy Inc.(a)	30,838	205,381
Ultra Petroleum Corp.(a)	49,730	1,781,826

		12,292,724
OIL & GAS SERVICES—3.21%
Cameron International Corp.(a)	71,172	1,648,344
Core Laboratories NV	7,523	505,470
Dresser-Rand Group Inc.(a)	26,820	522,454
FMC Technologies Inc.(a)	40,923	1,210,912
Smith International Inc.	71,626	1,625,910
Superior Energy Services Inc.(a)	25,373	395,311

		5,908,401
PACKAGING & CONTAINERS—0.13%
Greif Inc. Class A	7,802	236,088

		236,088
PHARMACEUTICALS—2.83%
BioMarin Pharmaceutical Inc.(a)	32,586	627,606
Cephalon Inc.(a)(b)	22,144	1,709,074
Endo Pharmaceuticals Holdings Inc.(a)	39,176	880,285
OSI Pharmaceuticals Inc.(a)	18,719	666,396
Perrigo Co.	27,690	812,701
United Therapeutics Corp.(a)	7,602	516,556

		5,212,618

PIPELINES—0.79%
Equitable Resources Inc.	42,463	1,453,508

		1,453,508
REAL ESTATE—0.39%
St. Joe Co. (The)(a)(b)	30,016	721,885

		721,885
REAL ESTATE INVESTMENT TRUSTS—0.38%
Digital Realty Trust Inc.(b)	22,048	703,331

		703,331
RETAIL—2.25%
CarMax Inc.(a)	64,696	535,036
Copart Inc.(a)(b)	20,264	488,160
GameStop Corp. Class A(a)	49,936	1,237,414
O’Reilly Automotive Inc.(a)	43,799	1,273,237
Urban Outfitters Inc.(a)	38,976	607,246

		4,141,093
SAVINGS & LOANS—1.71%
Hudson City Bancorp Inc.	157,703	1,829,355
People’s United Financial Inc.	56,059	917,125
TFS Financial Corp.	31,850	409,591

		3,156,071
SEMICONDUCTORS—3.86%
Altera Corp.	98,115	1,509,009
Broadcom Corp. Class A(a)	146,195	2,317,191
Lam Research Corp.(a)	40,904	826,670
MEMC Electronic Materials Inc.(a)	73,930	1,005,448
NVIDIA Corp.(a)	181,825	1,445,509

		7,103,827
SOFTWARE—8.42%
ANSYS Inc.(a)	28,980	720,443
Autodesk Inc.(a)	73,124	1,210,933
BMC Software Inc.(a)	61,367	1,554,426
Cerner Corp.(a)(b)	20,871	703,770
Citrix Systems Inc.(a)	60,641	1,275,887
Dun & Bradstreet Corp. (The)	17,645	1,341,020
Electronic Arts Inc.(a)	104,211	1,609,018
Global Payments Inc.	26,113	906,382
Intuit Inc.(a)	96,360	2,182,554
Nuance Communications Inc.(a)	61,759	608,944
Red Hat Inc.(a)	62,388	913,984
Salesforce.com Inc.(a)	33,008	878,343
SEI Investments Co.	45,728	579,374
Sybase Inc.(a)	26,527	724,452
VMware Inc. Class A(a)	14,291	295,824

		15,505,354
TELECOMMUNICATIONS—4.01%
Crown Castle International Corp.(a)	79,621	1,554,202
Harris Corp.	44,084	1,908,396
Leap Wireless International Inc.(a)	16,357	412,196
MetroPCS Communications Inc.(a)(b)	80,467	1,093,547
NII Holdings Inc. Class B(a)	54,228	1,052,023
Polycom Inc.(a)	27,237	382,680
SBA Communications Corp.(a)(b)	38,156	759,304
United States Cellular Corp.(a)	5,097	213,819

		7,376,167
TOYS, GAMES & HOBBIES—0.25%
Marvel Entertainment Inc.(a)	16,983	467,202

		467,202

TRANSPORTATION—3.30%
C.H. Robinson Worldwide Inc.	55,556	2,554,465
Expeditors International Washington Inc.	69,753	1,939,831
Kansas City Southern Industries Inc.(a)	29,852	542,112
Kirby Corp.(a)	17,582	421,616
Landstar System Inc.	17,238	618,327

		6,076,351

TOTAL COMMON STOCKS
(Cost: $287,990,195)		183,882,735

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.22%

MONEY MARKET FUNDS—10.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	15,992,888	15,992,888
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	2,585,348	2,585,348
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	234,372	234,372

		18,812,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,812,608)		18,812,608

TOTAL INVESTMENTS IN SECURITIES—110.09%
(Cost: $306,802,803)		202,695,343
Other Assets, Less Liabilities—(10.09)%		(18,572,905)

NET ASSETS—100.00%		$184,122,438

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.30%
Interpublic Group of Companies Inc. (The)(a)	57,829	$192,571

		192,571
AGRICULTURE—0.97%
Bunge Ltd.	14,600	626,924

		626,924
AIRLINES—1.40%
AMR Corp.(a)	33,813	200,849
Continental Airlines Inc. Class B(a)	13,417	180,727
Delta Air Lines Inc.(a)	76,251	526,132

		907,708
AUTO MANUFACTURERS—1.11%
Ford Motor Co.(a)(b)	280,476	524,490
General Motors Corp.(b)	64,335	193,648

		718,138
BANKS—6.47%
Associated Banc-Corp.	14,441	226,002
BancorpSouth Inc.	9,282	175,430
Bank of Hawaii Corp.	5,789	207,651
Comerica Inc.	18,272	304,412
Commerce Bancshares Inc.	7,459	260,692
Discover Financial Services LLC	57,693	412,505
Fifth Third Bancorp	64,085	153,163
First Horizon National Corp.	24,892	236,972
FirstMerit Corp.	9,004	145,595
Fulton Financial Corp.	20,862	146,451
Huntington Bancshares Inc.	44,070	126,922
KeyCorp	59,730	434,834
M&T Bank Corp.	9,492	369,334
Marshall & Ilsley Corp.	29,488	168,376
Regions Financial Corp.	83,834	290,066
Synovus Financial Corp.	32,921	130,367
TCF Financial Corp.	14,905	184,673
Zions Bancorporation	13,975	208,507

		4,181,952
BEVERAGES—2.64%
Coca-Cola Enterprises Inc.	38,446	431,749
Constellation Brands Inc. Class A(a)	23,462	340,668
Dr. Pepper Snapple Group Inc.(a)	30,571	502,893
Pepsi Bottling Group Inc.	15,861	305,959
PepsiAmericas Inc.	7,692	124,072

		1,705,341
BUILDING MATERIALS—0.53%
Masco Corp.	44,020	344,236

		344,236
CHEMICALS—2.11%
Celanese Corp. Class A	17,253	183,744
Eastman Chemical Co.	8,282	214,918

PPG Industries Inc.	19,989	751,187
RPM International Inc.	15,810	194,621
Valhi Inc.	1,355	20,122

		1,364,592
COMMERCIAL SERVICES—0.50%
Hertz Global Holdings Inc.(a)	16,153	81,734
R.R. Donnelley & Sons Co.	24,836	242,399

		324,133
COMPUTERS—2.31%
Computer Sciences Corp.(a)	18,290	673,804
Lexmark International Inc. Class A(a)	9,504	225,055
Seagate Technology	58,773	222,750
Sun Microsystems Inc.(a)	89,299	371,484

		1,493,093
DISTRIBUTION & WHOLESALE—1.29%
Genuine Parts Co.	19,290	617,666
Ingram Micro Inc. Class A(a)	17,395	213,437

		831,103
DIVERSIFIED FINANCIAL SERVICES—1.82%
Ameriprise Financial Inc.	26,223	528,393
SLM Corp.(a)	56,461	646,478

		1,174,871
ELECTRIC—17.62%
Alliant Energy Corp.	13,333	384,390
Ameren Corp.	25,341	842,588
CenterPoint Energy Inc.	36,417	487,259
CMS Energy Corp.	27,119	318,648
Constellation Energy Group Inc.	21,533	566,318
DTE Energy Co.	19,771	682,099
Great Plains Energy Inc.	14,275	272,224
Hawaiian Electric Industries Inc.	10,932	237,006
Integrys Energy Group Inc.	9,237	385,645
MDU Resources Group Inc.	20,328	404,324
Northeast Utilities	18,890	449,582
NSTAR	12,889	435,906
NV Energy Inc.	28,280	303,444
OGE Energy Corp.	11,088	273,652
Pepco Holdings Inc.	26,106	464,948
Pinnacle West Capital Corp.	12,159	406,962
Progress Energy Inc.	31,581	1,222,816
Puget Energy Inc.	14,157	416,216
Reliant Energy Inc.(a)	41,877	213,154
SCANA Corp.	12,720	436,169
TECO Energy Inc.	24,075	289,141
Westar Energy Inc.	13,116	263,369
Wisconsin Energy Corp.	14,138	630,272
Xcel Energy Inc.	54,291	1,002,212

		11,388,344
ELECTRICAL COMPONENTS & EQUIPMENT—0.28%
Hubbell Inc. Class B	5,870	181,970

		181,970
ELECTRONICS—0.63%
Arrow Electronics Inc.(a)	14,483	276,191
Jabil Circuit Inc.	22,120	128,738

		404,929
ENTERTAINMENT—0.15%
Regal Entertainment Group Class A	9,492	95,300

		95,300

FOOD—1.94%
Corn Products International Inc.	8,977	207,818
Hormel Foods Corp.	8,889	265,159
SUPERVALU Inc.	25,693	450,655
Tyson Foods Inc. Class A	37,199	329,211

		1,252,843
FOREST PRODUCTS & PAPER—2.24%
International Paper Co.	51,995	474,194
Rayonier Inc.	9,492	279,444
Weyerhaeuser Co.	25,328	692,468

		1,446,106
GAS—2.79%
AGL Resources Inc.	9,256	285,362
Atmos Energy Corp.	10,924	268,184
Nicor Inc.	5,408	185,008
NiSource Inc.	33,112	320,524
Southern Union Co.	12,579	162,143
UGI Corp.	13,022	330,368
Vectren Corp.	9,812	253,051

		1,804,640
HAND & MACHINE TOOLS—0.78%
Black & Decker Corp. (The)	7,262	209,944
Stanley Works (The)	9,469	296,001

		505,945
HEALTH CARE - SERVICES—0.42%
Coventry Health Care Inc.(a)	17,934	271,341

		271,341
HOME BUILDERS—0.71%
D.R. Horton Inc.	33,134	197,479
Pulte Homes Inc.	25,496	258,784

		456,263
HOME FURNISHINGS—0.46%
Whirlpool Corp.	8,881	296,892

		296,892
HOUSEHOLD PRODUCTS & WARES—1.33%
Avery Dennison Corp.	11,403	276,295
Fortune Brands Inc.	18,131	580,192

		856,487
HOUSEWARES—0.42%
Newell Rubbermaid Inc.	33,765	272,821

		272,821
INSURANCE—15.57%
American Financial Group Inc.	9,297	157,863
American International Group Inc.	285,571	365,531
American National Insurance Co.	1,901	106,171
Aspen Insurance Holdings Ltd.	8,468	187,143
Assurant Inc.	11,919	314,662
CIGNA Corp.	32,791	569,252
Cincinnati Financial Corp.	18,332	402,021
CNA Financial Corp.	3,570	41,519
Endurance Specialty Holdings Ltd.	6,145	167,513
Erie Indemnity Co. Class A	3,868	137,121
Everest Re Group Ltd.	7,041	443,583
Fidelity National Financial Inc.	25,528	373,219
First American Corp.	9,928	216,828

Genworth Financial Inc. Class A	52,215	121,139
Hanover Insurance Group Inc. (The)	6,247	252,504
Hartford Financial Services Group Inc. (The)	36,365	478,563
HCC Insurance Holdings Inc.	13,899	325,376
Lincoln National Corp.	31,377	474,734
MBIA Inc.(a)(b)	28,145	108,640
Mercury General Corp.	3,177	123,077
Old Republic International Corp.	27,969	288,640
PartnerRe Ltd.	6,644	435,381
Principal Financial Group Inc.	28,991	480,961
Progressive Corp. (The)(a)	76,712	932,051
Reinsurance Group of America Inc.	8,660	308,556
RenaissanceRe Holdings Ltd.	7,406	330,974
StanCorp Financial Group Inc.	5,892	152,131
Torchmark Corp.	10,286	308,580
Transatlantic Holdings Inc.	3,185	102,398
Unum Group	40,051	567,122
W.R. Berkley Corp.	17,007	450,345
White Mountains Insurance Group Ltd.	931	224,837
XL Capital Ltd. Class A	39,850	115,565

		10,064,000
INTERNET—0.33%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	68,441	214,905

		214,905
IRON & STEEL—1.01%
Steel Dynamics Inc.	21,995	233,587
United States Steel Corp.	14,037	421,531

		655,118
LEISURE TIME—0.69%
Harley-Davidson Inc.	28,158	342,964
Royal Caribbean Cruises Ltd.(b)	16,158	104,865

		447,829
MANUFACTURING—3.38%
Eastman Kodak Co.	32,577	147,574
Eaton Corp.	19,811	872,080
Ingersoll-Rand Co. Ltd. Class A	38,371	621,994
SPX Corp.	6,557	276,115
Textron Inc.	29,143	263,161

		2,180,924
MEDIA—1.25%
CBS Corp. Class B	70,579	403,712
Discovery Communications Inc. Class C(a)	16,973	244,072
Gannett Co. Inc.	27,900	160,983

		808,767
OFFICE & BUSINESS EQUIPMENT—1.95%
Pitney Bowes Inc.	25,118	559,127
Xerox Corp.	105,395	699,823

		1,258,950
OIL & GAS—2.24%
Forest Oil Corp.(a)	10,564	158,460
Newfield Exploration Co.(a)	15,939	305,869
Patterson-UTI Energy Inc.	18,596	177,778
Sunoco Inc.	14,225	658,902
Whiting Petroleum Corp.(a)	5,121	148,509

		1,449,518
OIL & GAS SERVICES—0.40%
Tidewater Inc.	6,243	259,771

		259,771

PACKAGING & CONTAINERS—1.53%
Bemis Co. Inc.	12,170	274,677
Packaging Corp. of America	12,348	175,342
Sealed Air Corp.	19,144	259,401
Sonoco Products Co.	12,036	275,985

		985,405
PIPELINES—2.01%
El Paso Corp.	85,277	697,566
National Fuel Gas Co.	8,614	258,075
ONEOK Inc.	11,733	342,838

		1,298,479
REAL ESTATE INVESTMENT TRUSTS—4.77%
AMB Property Corp.	11,770	189,732
Annaly Capital Management Inc.	65,028	984,524
Camden Property Trust	6,343	167,201
CapitalSource Inc.	27,751	101,014
Developers Diversified Realty Corp.	14,364	68,947
Duke Realty Corp.	17,534	161,488
Host Hotels & Resorts Inc.	62,626	336,928
Liberty Property Trust	11,790	235,800
Macerich Co. (The)(b)	9,177	135,269
ProLogis	31,940	319,719
Senior Housing Properties Trust	13,768	222,766
Weingarten Realty Investors(b)	9,725	157,448

		3,080,836
RETAIL—3.07%
American Eagle Outfitters Inc.	21,197	190,985
Darden Restaurants Inc.	15,515	406,803
J.C. Penney Co. Inc.	23,534	394,195
Limited Brands Inc.	35,190	278,705
Macy’s Inc.	50,647	453,291
Nordstrom Inc.	20,386	258,698

		1,982,677
SAVINGS & LOANS—1.29%
Astoria Financial Corp.	10,513	95,458
First Niagara Financial Group Inc.	14,393	187,973
New York Community Bancorp Inc.	41,535	550,339

		833,770
SEMICONDUCTORS—1.02%
Advanced Micro Devices Inc.(a)	66,939	146,596
Maxim Integrated Products Inc.	38,690	511,869

		658,465
SOFTWARE—0.35%
Broadridge Financial Solutions Inc.	16,753	225,998

		225,998
TELECOMMUNICATIONS—5.55%
CenturyTel Inc.	12,109	328,638
Embarq Corp.	17,240	615,813
Frontier Communications Corp.	37,661	305,431
Qwest Communications International Inc.	168,496	542,557
Sprint Nextel Corp.(a)	335,627	815,574
Telephone and Data Systems Inc.	6,377	194,562
Telephone and Data Systems Inc. Special	5,956	161,408
Virgin Media Inc.	35,256	160,062
Windstream Corp.	53,076	460,700

		3,584,745

TEXTILES—0.90%
Cintas Corp.	16,029	364,660
Mohawk Industries Inc.(a)	6,692	214,880

		579,540
TOYS, GAMES & HOBBIES—0.96%
Mattel Inc.	43,696	620,046

		620,046
TRANSPORTATION—0.35%
Ryder System Inc.	6,741	227,711

		227,711

TOTAL COMMON STOCKS
(Cost: $109,059,525)		64,515,997

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.76%

MONEY MARKET FUNDS—1.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	905,083	905,083
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	146,312	146,312
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	86,049	86,049

		1,137,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,137,444)		1,137,444

TOTAL INVESTMENTS IN SECURITIES—101.60%
(Cost: $110,196,969)		65,653,441
Other Assets, Less Liabilities—(1.60)%		(1,033,916)

NET ASSETS—100.00%		$64,619,525

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

AEROSPACE & DEFENSE—2.17%
AAR Corp.(a)(b)	14,912	$270,504
BE Aerospace Inc.(a)	38,080	368,234
Kaman Corp.	9,683	184,848
Moog Inc. Class A(a)	14,743	441,700
Triumph Group Inc.	6,411	290,290

		1,555,576
AGRICULTURE—0.30%
Vector Group Ltd.(b)	14,662	213,479

		213,479
APPAREL—1.81%
Carter’s Inc.(a)	21,730	369,193
Gymboree Corp.(a)	11,132	272,734
SKECHERS U.S.A. Inc. Class A(a)	12,609	125,586
Timberland Co. Class A(a)	17,507	192,402
Wolverine World Wide Inc.	18,816	341,322

		1,301,237
AUTO PARTS & EQUIPMENT—0.56%
WABCO Holdings Inc.	26,771	400,226

		400,226
BANKS—3.77%
BancFirst Corp.	2,692	95,889
Bank Mutual Corp.	18,503	163,381
Bank of the Ozarks Inc.	4,794	108,776
Boston Private Financial Holdings Inc.	21,850	102,913
First Busey Corp. Class A	10,633	93,039
First Financial Bankshares Inc.	6,837	303,494
First Financial Corp.	3,823	126,732
Glacier Bancorp Inc.	22,859	350,886
Hancock Holding Co.	10,065	275,479
Home Bancshares Inc.	6,044	124,446
IBERIABANK Corp.	5,417	229,627
Prosperity Bancshares Inc.	17,655	477,568
Sterling Financial Corp. (Washington)	19,669	36,388
UCBH Holdings Inc.	42,050	97,976
Wintrust Financial Corp.	9,025	120,664

		2,707,258
BIOTECHNOLOGY—1.40%
Acorda Therapeutics Inc.(a)	14,479	355,170
GTx Inc.(a)(b)	6,727	74,266
InterMune Inc.(a)	11,816	135,175
Sequenom Inc.(a)	19,865	440,208

		1,004,819

BUILDING MATERIALS—2.14%
Eagle Materials Inc.	16,716	302,225
Lennox International Inc.	20,003	562,284
Simpson Manufacturing Co. Inc.(b)	14,421	289,429
Texas Industries Inc.	10,405	236,298
Universal Forest Products Inc.	6,787	142,527

		1,532,763
CHEMICALS—2.45%
A. Schulman Inc.	8,902	134,865
Arch Chemicals Inc.	9,463	212,066
Ferro Corp.	16,583	65,669
H.B. Fuller Co.	18,649	260,527
Minerals Technologies Inc.	7,203	272,345
NewMarket Corp.	4,154	130,851
OM Group Inc.(a)	11,579	224,401
PolyOne Corp.(a)	32,513	66,652
Sensient Technologies Corp.	18,173	390,719

		1,758,095
COAL—0.14%
Patriot Coal Corp.(a)	20,189	103,570

		103,570
COMMERCIAL SERVICES—6.65%
Aaron Rents Inc.	17,239	376,845
ABM Industries Inc.	17,516	260,113
Administaff Inc.	8,650	182,428
Career Education Corp.(a)	34,247	746,585
Chemed Corp.	8,579	344,275
Corporate Executive Board Co. (The)	13,125	265,125
DynCorp International Inc.(a)	9,501	142,895
Euronet Worldwide Inc.(a)	18,157	182,478
First Advantage Corp. Class A(a)	4,451	56,706
Korn/Ferry International(a)	17,757	166,916
Landauer Inc.	3,522	241,539
Live Nation Inc.(a)	29,766	155,676
MAXIMUS Inc.	7,125	264,765
McGrath RentCorp	8,268	173,380
MPS Group Inc.(a)	35,143	212,615
Rollins Inc.	19,844	309,566
RSC Holdings Inc.(a)(b)	18,380	130,498
Stewart Enterprises Inc. Class A	31,389	107,350
TeleTech Holdings Inc.(a)	14,074	113,859
Viad Corp.	7,563	168,125
Wright Express Corp.(a)	14,771	172,230

		4,773,969
COMPUTERS—3.72%
Brocade Communications Systems Inc.(a)	141,971	540,910
CACI International Inc. Class A(a)	11,484	518,503
Cadence Design Systems Inc.(a)	98,975	374,125
Electronics For Imaging Inc.(a)	19,971	177,542
Mentor Graphics Corp.(a)	35,262	164,321
MTS Systems Corp.	6,459	169,161
Palm Inc.(a)(b)	38,825	297,788
Perot Systems Corp. Class A(a)	33,107	430,060

		2,672,410

DISTRIBUTION & WHOLESALE—2.44%
Brightpoint Inc.(a)	19,346	90,539
Owens & Minor Inc.	15,667	623,077
Pool Corp.	18,267	289,532
ScanSource Inc.(a)	10,002	187,237
United Stationers Inc.(a)	9,005	252,230
Watsco Inc.	9,384	310,141

		1,752,756
DIVERSIFIED FINANCIAL SERVICES—3.71%
AmeriCredit Corp.(a)(b)	44,823	211,116
E*TRADE Financial Corp.(a)(b)	168,186	191,732
GLG Partners Inc.	75,478	154,730
Interactive Brokers Group Inc. Class A(a)	15,641	238,838
KBW Inc.(a)(b)	12,808	240,534
Knight Capital Group Inc. Class A(a)	34,692	625,497
MF Global Ltd.(a)	37,214	100,478
Nelnet Inc. Class A	10,907	150,735
Portfolio Recovery Associates Inc.(a)(b)	5,806	136,964
SWS Group Inc.	10,388	152,184
Waddell & Reed Financial Inc. Class A	32,503	458,942

		2,661,750
ELECTRICAL COMPONENTS & EQUIPMENT—1.50%
Belden Inc.	17,915	233,970
EnerSys Inc.(a)	15,705	143,073
General Cable Corp.(a)(b)	20,321	334,484
GrafTech International Ltd.(a)	45,852	367,275

		1,078,802
ELECTRONICS—3.50%
Benchmark Electronics Inc.(a)	25,058	294,181
Brady Corp. Class A	19,216	401,999
Checkpoint Systems Inc.(a)	14,703	131,592
Cubic Corp.	6,079	165,106
Cymer Inc.(a)	11,270	229,908
Gentex Corp.	53,535	449,159
Plexus Corp.(a)	14,940	216,032
Rogers Corp.(a)	6,825	167,213
Thomas & Betts Corp.(a)	21,429	458,366

		2,513,556
ENERGY - ALTERNATE SOURCES—0.06%
GT Solar International Inc.(a)	11,535	41,872

		41,872
ENGINEERING & CONSTRUCTION—2.94%
EMCOR Group Inc.(a)	25,027	515,306
Granite Construction Inc.	12,146	427,782
Layne Christensen Co.(a)	7,274	114,784
Perini Corp.(a)	10,640	221,844
Shaw Group Inc. (The)(a)	29,833	829,357

		2,109,073
ENTERTAINMENT—0.53%
Churchill Downs Inc.	3,922	135,348
International Speedway Corp. Class A	10,586	246,442

		381,790
ENVIRONMENTAL CONTROL—0.33%
Mine Safety Appliances Co.	12,047	236,362

		236,362

FOOD—3.41%
Cal-Maine Foods Inc.	4,677	126,653
J&J Snack Foods Corp.	5,382	187,886
Lance Inc.	11,938	224,793
M&F Worldwide Corp.(a)	4,658	49,375
Ruddick Corp.	16,166	388,792
Sanderson Farms Inc.	6,831	247,146
Spartan Stores Inc.	8,328	154,734
Tootsie Roll Industries Inc.	8,698	207,621
TreeHouse Foods Inc.(a)	11,945	315,229
Whole Foods Market Inc.(b)	53,198	545,280

		2,447,509
FOREST PRODUCTS & PAPER—0.87%
Deltic Timber Corp.	4,313	170,665
Rock-Tenn Co. Class A	14,588	454,708

		625,373
HAND & MACHINE TOOLS—0.31%
Baldor Electric Co.	16,034	224,636

		224,636
HEALTH CARE - PRODUCTS—1.25%
ABIOMED Inc.(a)	12,882	173,778
CONMED Corp.(a)	10,897	170,538
Cooper Companies Inc. (The)	17,414	330,344
Invacare Corp.	11,738	223,726

		898,386
HEALTH CARE - SERVICES—3.42%
AMERIGROUP Corp.(a)	20,273	567,036
AmSurg Corp.(a)	12,109	237,215
Centene Corp.(a)	16,494	292,439
HealthSouth Corp.(a)	33,615	334,133
Magellan Health Services Inc.(a)	14,681	531,746
Molina Healthcare Inc.(a)	5,150	90,331
Sun Healthcare Group Inc.(a)	14,988	169,814
WellCare Health Plans Inc.(a)	15,877	234,662

		2,457,376
HOME BUILDERS—0.21%
Thor Industries Inc.(b)	14,457	152,955

		152,955
HOUSEHOLD PRODUCTS & WARES—1.42%
Scotts Miracle-Gro Co. (The) Class A	16,595	534,691
Tupperware Brands Corp.	23,590	485,010

		1,019,701
INSURANCE—1.50%
AmTrust Financial Services Inc.	15,759	129,381
Navigators Group Inc. (The)(a)	5,206	267,276
ProAssurance Corp.(a)	11,865	560,740
State Auto Financial Corp.	5,248	115,981

		1,073,378
INTERNET—1.40%
Ariba Inc.(a)	33,056	252,548
Avocent Corp.(a)	17,214	247,021
NutriSystem Inc.	10,648	137,253
TIBCO Software Inc.(a)	68,931	368,781

		1,005,603

LEISURE TIME—0.26%
Callaway Golf Co.	24,584	187,084

		187,084
LODGING—0.48%
Choice Hotels International Inc.	12,993	341,976

		341,976
MACHINERY—2.25%
Astec Industries Inc.(a)	6,503	159,779
Gardner Denver Inc.(a)	19,830	431,699
Graco Inc.	22,989	488,976
Manitowoc Co. Inc. (The)	49,945	274,698
Robbins & Myers Inc.	10,312	178,294
Tennant Co.	6,206	84,029

		1,617,475
MANUFACTURING—2.46%
Actuant Corp. Class A	21,307	351,139
Acuity Brands Inc.	15,593	418,984
Ameron International Corp.	3,240	161,514
Barnes Group Inc.	16,560	187,128
Brink’s Co. (The)	15,077	398,485
Griffon Corp.(a)	25,035	249,098

		1,766,348
MEDIA—0.27%
Liberty Media Corp. - Liberty Capital Group Series A(a)	34,877	191,475

		191,475
METAL FABRICATE & HARDWARE—0.61%
CIRCOR International Inc.	6,404	142,489
Mueller Water Products Inc. Class A	43,659	295,571

		438,060
OIL & GAS—2.27%
Berry Petroleum Co. Class A	15,021	110,555
Bill Barrett Corp.(a)	12,729	281,438
Crosstex Energy Inc.	17,489	58,063
Encore Acquisition Co.(a)	19,239	522,916
Mariner Energy Inc.(a)	31,706	313,889
Parker Drilling Co.(a)	43,048	91,262
Rosetta Resources Inc.(a)	19,607	119,014
W&T Offshore Inc.	10,329	129,836

		1,626,973
OIL & GAS SERVICES—2.71%
Cal Dive International Inc.(a)	15,102	95,747
Exterran Holdings Inc.(a)	24,770	548,903
Hornbeck Offshore Services Inc.(a)	9,027	160,139
Key Energy Services Inc.(a)	46,382	158,163
Lufkin Industries Inc.	5,576	194,881
Newpark Resources Inc.(a)	33,669	141,746
SEACOR Holdings Inc.(a)	7,647	497,361
Tetra Technologies Inc.(a)	28,172	146,213

		1,943,153
PACKAGING & CONTAINERS—0.62%
Silgan Holdings Inc.	9,630	441,439

		441,439
PHARMACEUTICALS—2.03%
Allos Therapeutics Inc.(a)	22,030	172,495

Medicis Pharmaceutical Corp. Class A	21,646	301,529
NBTY Inc.(a)	21,471	405,158
Valeant Pharmaceuticals International(a)(b)	26,702	579,433

		1,458,615
REAL ESTATE INVESTMENT TRUSTS—8.35%
Acadia Realty Trust	11,953	139,492
BioMed Realty Trust Inc.	30,554	337,316
Corporate Office Properties Trust	19,750	521,005
Cousins Properties Inc.	13,453	129,283
DCT Industrial Trust Inc.	66,135	241,393
EastGroup Properties Inc.	9,576	290,919
Entertainment Properties Trust	12,505	283,238
Extra Space Storage Inc.	31,739	257,403
Highwoods Properties Inc.	24,303	548,276
Home Properties Inc.	12,351	443,277
Kilroy Realty Corp.	12,693	290,162
LaSalle Hotel Properties	15,619	130,106
LTC Properties Inc.	7,999	165,499
Mid-America Apartment Communities Inc.	10,724	316,787
Omega Healthcare Investors Inc.	31,334	458,416
Post Properties Inc.	16,793	219,820
PS Business Parks Inc.	5,842	250,622
Saul Centers Inc.	4,353	142,343
Tanger Factory Outlet Centers Inc.	12,029	364,479
Washington Real Estate Investment Trust	19,394	461,771

		5,991,607
RETAIL—5.19%
Bebe Stores Inc.	11,470	64,806
Buckle Inc. (The)	9,002	190,392
Casey’s General Stores Inc.	19,420	412,675
CEC Entertainment Inc.(a)	8,760	204,458
Cheesecake Factory Inc. (The)(a)	21,553	187,080
Chico’s FAS Inc.(a)	67,665	267,953
Children’s Place Retail Stores Inc. (The)(a)	9,191	172,883
Dress Barn Inc.(a)	16,915	145,807
Jack in the Box Inc.(a)	21,707	490,361
Men’s Wearhouse Inc. (The)	17,767	206,986
Nu Skin Enterprises Inc. Class A	19,633	186,317
Papa John’s International Inc.(a)(b)	8,316	158,087
PriceSmart Inc.	5,494	89,552
Saks Inc.(a)(b)	47,759	120,353
Sally Beauty Co. Inc.(a)(b)	32,018	151,445
Sonic Corp.(a)	23,144	225,423
Systemax Inc.(b)	4,243	42,982
Talbots Inc. (The)(b)	8,801	17,866
World Fuel Services Corp.	11,210	378,562
Zale Corp.(a)(b)	9,067	11,243

		3,725,231
SAVINGS & LOANS—0.61%
Brookline Bancorp Inc.	22,169	214,374
Kearny Financial Corp.	8,046	86,816
Northwest Bancorp Inc.	7,485	138,922

		440,112
SEMICONDUCTORS—4.50%
Brooks Automation Inc.(a)	22,785	104,127
Emulex Corp.(a)	31,273	178,569
Integrated Device Technology Inc.(a)	65,771	377,526

Micrel Inc.	18,993	144,347
Novellus Systems Inc.(a)	38,123	525,716
QLogic Corp.(a)(b)	48,965	554,284
Rambus Inc.(a)	40,251	364,674
Semtech Corp.(a)	23,793	279,568
Skyworks Solutions Inc.(a)	63,507	274,350
Teradyne Inc.(a)	64,950	312,410
TriQuint Semiconductor Inc.(a)	54,528	110,147

		3,225,718
SOFTWARE—3.45%
American Reprographics Co.(a)	14,532	88,355
Compuware Corp.(a)	94,344	613,236
CSG Systems International Inc.(a)	13,291	192,720
JDA Software Group Inc.(a)	11,815	132,328
Lawson Software Inc.(a)	47,312	199,657
Parametric Technology Corp.(a)	44,521	400,689
Solera Holdings Inc.(a)	26,507	638,554
Take-Two Interactive Software Inc.	29,647	208,122

		2,473,661
TELECOMMUNICATIONS—4.59%
ADTRAN Inc.	23,880	361,782
ARRIS Group Inc.(a)	47,012	334,725
Black Box Corp.	6,608	144,253
Ciena Corp.(a)	34,745	216,809
CommScope Inc.(a)	26,765	385,951
Harmonic Inc.(a)	36,169	186,270
Plantronics Inc.	18,624	189,034
Premiere Global Services Inc.(a)	21,589	209,197
RF Micro Devices Inc.(a)	91,379	98,689
Sycamore Networks Inc.(a)	72,830	171,151
Syniverse Holdings Inc.(a)	10,951	148,496
Tekelec(a)	21,882	271,774
Tellabs Inc.(a)	139,344	575,491

		3,293,622
TEXTILES—0.20%
UniFirst Corp.	5,443	142,824

		142,824
TRANSPORTATION—3.61%
Bristow Group Inc.(a)	10,598	256,366
Con-way Inc.	17,542	386,450
Excel Maritime Carriers Ltd.(b)	15,004	99,026
Forward Air Corp.	10,948	221,806
Genco Shipping & Trading Ltd.	12,020	186,911
GulfMark Offshore Inc.(a)	8,480	203,011
Heartland Express Inc.	22,590	304,061
Hub Group Inc. Class A(a)	14,228	322,976
Overseas Shipholding Group Inc.	8,719	311,268
Werner Enterprises Inc.	19,674	295,110

		2,586,985
TRUCKING & LEASING—0.65%
Aircastle Ltd.	16,853	68,760
GATX Corp.	16,438	396,156

		464,916
WATER—0.85%
California Water Service Group	7,410	322,335
PICO Holdings Inc.(a)	6,177	157,019
SJW Corp.	4,961	133,401

		612,755

TOTAL COMMON STOCKS
(Cost: $109,798,459)		71,674,309

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.69%

MONEY MARKET FUNDS—5.69%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,459,067	3,459,067
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	559,179	559,179
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	67,294	67,294

		4,085,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,085,540)		4,085,540

TOTAL INVESTMENTS IN SECURITIES—105.56%
(Cost: $113,883,999)		75,759,849
Other Assets, Less Liabilities—(5.56)%		(3,989,417)

NET ASSETS—100.00%		$71,770,432

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.97%

ADVERTISING—0.30%
Lamar Advertising Co. Class A(a)(b)	17,783	$160,225

		160,225
AEROSPACE & DEFENSE—3.29%
AeroVironment Inc.(a)(b)	3,916	145,127
Curtiss-Wright Corp.	12,254	395,804
Esterline Technologies Corp.(a)	8,013	289,189
HEICO Corp.	1,733	68,505
HEICO Corp. Class A	3,656	106,353
Orbital Sciences Corp.(a)	16,010	268,488
Teledyne Technologies Inc.(a)	9,222	257,017
TransDigm Group Inc.(a)	6,996	238,424

		1,768,907
AGRICULTURE—0.14%
Tejon Ranch Co.(a)	3,384	73,940

		73,940
AIRLINES—0.77%
Allegiant Travel Co.(a)	3,719	132,991
JetBlue Airways Corp.(a)	49,763	280,166

		413,157
APPAREL—1.12%
Deckers Outdoor Corp.(a)	3,556	185,765
Iconix Brand Group Inc.(a)	15,789	130,575
Warnaco Group Inc. (The)(a)	12,596	285,173

		601,513
BANKS—1.68%
Pinnacle Financial Partners Inc.(a)	6,480	153,122
PrivateBancorp Inc.(b)	8,558	124,776
Signature Bank(a)	9,641	247,677
SVB Financial Group(a)	8,876	184,355
TowneBank	6,677	139,149
Western Alliance Bancorporation(a)	7,376	56,131

		905,210
BEVERAGES—0.36%
Green Mountain Coffee Roasters Inc.(a)(b)	4,998	191,223

		191,223
BIOTECHNOLOGY—3.11%
AMAG Pharmaceuticals Inc.(a)	4,674	164,759
Celera Corp.(a)	22,017	185,823
Genomic Health Inc.(a)	4,349	93,069
Human Genome Sciences Inc.(a)	36,806	66,619
Integra LifeSciences Holdings Corp.(a)	5,664	157,119
Martek Biosciences Corp.	9,003	238,129

Nektar Therapeutics(a)	25,223	103,667
PDL BioPharma Inc.	32,683	209,825
Regeneron Pharmaceuticals Inc.(a)	16,972	296,671
Seattle Genetics Inc.(a)	15,414	155,527

		1,671,208
CHEMICALS—0.15%
Solutia Inc.(a)	19,991	78,165

		78,165
COAL—0.51%
Foundation Coal Holdings Inc.	12,476	202,361
International Coal Group Inc.(a)(b)	29,316	70,945

		273,306
COMMERCIAL SERVICES—7.08%
Advisory Board Co. (The)(a)	4,356	76,230
American Public Education Inc.(a)	3,637	142,425
Arbitron Inc.	7,321	109,961
Bankrate Inc.(a)(b)	4,116	137,310
Capella Education Co.(a)	4,056	224,418
CBIZ Inc.(a)	13,526	109,966
Coinstar Inc.(a)	7,209	165,663
Corinthian Colleges Inc.(a)	23,210	433,563
CoStar Group Inc.(a)(b)	5,369	159,030
Forrester Research Inc.(a)	4,042	84,397
Gartner Inc.(a)	17,477	247,474
GEO Group Inc. (The)(a)	13,968	206,726
Healthcare Services Group Inc.	10,577	162,040
Heartland Payment Systems Inc.	7,824	70,964
HMS Holdings Corp.(a)	6,341	196,254
Huron Consulting Group Inc.(a)	5,709	285,336
Navigant Consulting Inc.(a)	13,246	189,815
PAREXEL International Corp.(a)	15,937	157,617
Resources Connection Inc.(a)	12,487	180,687
RiskMetrics Group Inc.(a)	8,431	108,423
Team Inc.(a)	5,181	102,325
VistaPrint Ltd.(a)(b)	11,340	259,686

		3,810,310
COMPUTERS—3.30%
Data Domain Inc.(a)(b)	10,068	131,085
Jack Henry & Associates Inc.	23,374	416,057
MICROS Systems Inc.(a)	22,089	318,082
Riverbed Technology Inc.(a)	14,852	150,748
SRA International Inc. Class A(a)	11,553	188,660
Sykes Enterprises Inc.(a)	9,022	150,758
Synaptics Inc.(a)	9,343	220,215
Syntel Inc.	3,351	72,214
Tyler Technologies Inc.(a)	10,012	126,051

		1,773,870
COSMETICS & PERSONAL CARE—0.58%
Chattem Inc.(a)(b)	4,605	311,298

		311,298
DISTRIBUTION & WHOLESALE—1.35%
Beacon Roofing Supply Inc.(a)	12,060	153,524
Central European Distribution Corp.(a)	10,612	128,405
LKQ Corp.(a)	38,299	442,353

		724,282

DIVERSIFIED FINANCIAL SERVICES—1.71%
Cohen & Steers Inc.(b)	4,702	50,782
Greenhill & Co. Inc.	3,488	226,790
Investment Technology Group Inc.(a)	11,907	258,144
optionsXpress Holdings Inc.	12,875	140,209
Stifel Financial Corp.(a)	7,028	246,261

		922,186
ELECTRIC—0.28%
Ormat Technologies Inc.	4,948	153,339

		153,339
ELECTRICAL COMPONENTS & EQUIPMENT—1.34%
Advanced Energy Industries Inc.(a)	9,033	81,116
American Superconductor Corp.(a)(b)	11,073	179,161
Energy Conversion Devices Inc.(a)	12,512	314,927
Greatbatch Inc.(a)	6,284	146,417

		721,621
ELECTRONICS—3.84%
American Science and Engineering Inc.	2,413	188,214
Analogic Corp.	3,670	91,750
Axsys Technologies Inc.(a)	2,493	106,451
Cogent Inc.(a)	10,566	122,988
Coherent Inc.(a)	6,120	110,711
Dionex Corp.(a)	4,954	250,871
Dolby Laboratories Inc. Class A(a)	14,161	361,955
FEI Co.(a)	10,197	185,585
II-VI Inc.(a)	6,911	130,134
L-1 Identity Solutions Inc.(a)	21,982	159,370
Rofin-Sinar Technologies Inc.(a)	7,929	133,921
Varian Inc.(a)	8,090	225,226

		2,067,176
ENERGY - ALTERNATE SOURCES—0.29%
Ener1 Inc.(a)	14,247	63,969
Evergreen Solar Inc.(a)(b)	41,440	91,582

		155,551
ENGINEERING & CONSTRUCTION—0.27%
Stanley Inc.(a)	4,805	145,399

		145,399
ENTERTAINMENT—1.60%
Bally Technologies Inc.(a)	14,902	300,871
Cinemark Holdings Inc.	9,807	77,573
Macrovision Solutions Corp.(a)	22,558	295,735
Vail Resorts Inc.(a)(b)	7,959	185,604

		859,783
ENVIRONMENTAL CONTROL—1.79%
Calgon Carbon Corp.(a)	14,827	186,375
Clean Harbors Inc.(a)	5,521	295,429
Darling International Inc.(a)	22,112	101,494
Tetra Tech Inc.(a)	16,286	378,324

		961,622
FOOD—0.99%
Hain Celestial Group Inc.(a)	10,518	160,084
United Natural Foods Inc.(a)	10,770	167,366
Winn-Dixie Stores Inc.(a)	14,802	203,379

		530,829

HAND & MACHINE TOOLS—0.24%
Franklin Electric Co. Inc.	4,920	127,871

		127,871
HEALTH CARE - PRODUCTS—7.99%
Align Technology Inc.(a)	16,333	128,704
American Medical Systems Holdings Inc.(a)	19,809	211,956
Bruker Corp.(a)	13,957	56,247
CardioNet Inc.(a)	6,339	143,769
Cepheid Inc.(a)	15,841	117,857
ev3 Inc.(a)	17,726	95,898
Haemonetics Corp.(a)	6,962	411,802
Inverness Medical Innovations Inc.(a)	21,118	516,757
Luminex Corp.(a)	11,149	227,105
Meridian Bioscience Inc.	10,881	231,330
Merit Medical Systems Inc.(a)	7,673	118,087
NuVasive Inc.(a)	9,829	367,015
PSS World Medical Inc.(a)(b)	16,577	263,243
Quidel Corp.(a)	7,941	97,674
Sirona Dental Systems Inc.(a)	4,852	58,273
SurModics Inc.(a)	4,327	85,804
Thoratec Corp.(a)	15,363	445,066
Volcano Corp.(a)	9,044	118,205
West Pharmaceutical Services Inc.	8,857	294,230
Wright Medical Group Inc.(a)	10,344	214,535
Zoll Medical Corp.(a)	5,760	92,218

		4,295,775
HEALTH CARE - SERVICES—1.96%
Amedisys Inc.(a)(b)	7,342	302,711
athenahealth Inc.(a)	5,908	213,161
Emeritus Corp.(a)	5,572	46,080
Genoptix Inc.(a)	2,455	83,225
Gentiva Health Services Inc.(a)	7,789	196,906
LHC Group Inc.(a)	4,034	107,345
National Healthcare Corp.	2,302	104,741

		1,054,169
HOME FURNISHINGS—0.37%
TiVo Inc.(a)	28,024	201,493

		201,493
HOUSEHOLD PRODUCTS & WARES—0.28%
Fossil Inc.(a)	12,947	149,408

		149,408
INSURANCE—0.24%
Crawford & Co. Class B(a)	2,849	25,556
Enstar Group Ltd.(a)	1,952	105,701

		131,257
INTERNET—4.88%
Blue Coat Systems Inc.(a)	10,636	101,999
Blue Nile Inc.(a)(b)	3,971	80,294
CyberSource Corp.(a)	19,049	227,255
DealerTrack Holdings Inc.(a)	10,202	116,201
Digital River Inc.(a)	10,169	251,886
GSI Commerce Inc.(a)	5,776	49,500
HLTH Corp.(a)	24,646	280,471
Interwoven Inc.(a)	12,459	196,478
j2 Global Communications Inc.(a)	12,011	235,175
NetFlix Inc.(a)(b)	12,666	457,749
Rackspace Hosting Inc.(a)	4,136	20,266

RealNetworks Inc.(a)	24,426	68,881
Sapient Corp.(a)	22,671	96,578
thinkorswim Group Inc.(a)	12,780	96,106
ValueClick Inc.(a)	23,811	148,819
WebMD Health Corp. Class A(a)(b)	2,617	61,342
Websense Inc.(a)	12,311	137,883

		2,626,883
LEISURE TIME—0.77%
Life Time Fitness Inc.(a)(b)	9,597	142,132
WMS Industries Inc.(a)	12,198	271,040

		413,172
LODGING—0.22%
Gaylord Entertainment Co.(a)(b)	11,175	118,455

		118,455
MACHINERY—2.12%
Cognex Corp.	9,934	129,738
Gorman-Rupp Co. (The)	3,984	101,990
Intermec Inc.(a)	13,223	164,230
Lindsay Corp.	3,108	80,808
Middleby Corp. (The)(a)	5,046	116,865
Nordson Corp.	8,498	256,725
Zebra Technologies Corp. Class A(a)	17,366	292,270

		1,142,626
MANUFACTURING—1.69%
ESCO Technologies Inc.(a)	7,092	251,340
Hexcel Corp.(a)	26,395	218,815
Matthews International Corp. Class A	8,466	329,666
Raven Industries Inc.	4,954	108,047

		907,868
MEDIA—0.11%
CKX Inc.(a)	18,296	59,828

		59,828
METAL FABRICATE & HARDWARE—1.06%
Kaydon Corp.	9,383	255,218
RBC Bearings Inc.(a)	5,966	109,058
Valmont Industries Inc.	5,101	206,999

		571,275
MINING—0.96%
AMCOL International Corp.	7,043	102,053
Royal Gold Inc.	8,675	417,094

		519,147
OIL & GAS—3.13%
Arena Resources Inc.(a)	10,451	254,586
Atlas America Inc.	9,784	124,257
BPZ Resources Inc.(a)	15,175	87,408
Carrizo Oil & Gas Inc.(a)(b)	7,498	103,922
Clayton Williams Energy Inc.(a)	2,659	105,828
Contango Oil & Gas Co.(a)	3,833	170,952
Delta Petroleum Corp.(a)(b)	17,989	78,072
GMX Resources Inc.(a)(b)	5,190	117,657
Goodrich Petroleum Corp.(a)	7,255	209,670
McMoRan Exploration Co.(a)	17,730	118,614
Penn Virginia Corp.	11,406	234,964
PetroQuest Energy Inc.(a)	11,948	75,631

		1,681,561

OIL & GAS SERVICES—2.10%
CARBO Ceramics Inc.	5,856	210,523
Dril-Quip Inc.(a)	8,292	203,154
ION Geophysical Corp.(a)	23,931	35,897
NATCO Group Inc. Class A(a)	5,584	95,654
Oceaneering International Inc.(a)	15,101	520,380
RPC Inc.	8,937	66,491

		1,132,099
PHARMACEUTICALS—9.19%
Alkermes Inc.(a)	25,902	297,096
Alnylam Pharmaceuticals Inc.(a)	9,714	204,868
Amylin Pharmaceuticals Inc.(a)	37,550	434,078
Auxilium Pharmaceuticals Inc.(a)(b)	10,956	334,815
Catalyst Health Solutions Inc.(a)	9,382	206,592
Cubist Pharmaceuticals Inc.(a)	15,420	330,142
CV Therapeutics Inc.(a)	15,624	244,516
Emergent BioSolutions Inc.(a)	3,753	82,303
Isis Pharmaceuticals Inc.(a)(b)	24,726	349,378
K-V Pharmaceutical Co. Class A(a)(b)	9,014	5,859
Medarex Inc.(a)	34,938	208,580
Medicines Co. (The)(a)	14,191	181,645
Medivation Inc.(a)	7,003	131,306
Onyx Pharmaceuticals Inc.(a)	15,227	463,358
PharMerica Corp.(a)	7,729	127,065
Sepracor Inc.(a)	29,526	448,795
USANA Health Sciences Inc.(a)	2,142	49,716
VCA Antech Inc.(a)	22,811	429,303
ViroPharma Inc.(a)	21,558	258,696
XenoPort Inc.(a)	6,063	158,366

		4,946,477
REAL ESTATE—0.24%
Hilltop Holdings Inc.(a)	13,110	131,100

		131,100
REAL ESTATE INVESTMENT TRUSTS—0.69%
Alexander’s Inc.	713	137,210
Equity Lifestyle Properties Inc.	6,223	234,794

		372,004
RETAIL—5.94%
Aeropostale Inc.(a)	18,337	387,094
Buffalo Wild Wings Inc.(a)	4,597	103,249
Cash America International Inc.	8,012	146,459
Chipotle Mexican Grill Inc. Class A(a)(b)	3,990	190,562
Chipotle Mexican Grill Inc. Class B(a)	5,048	229,785
Dick’s Sporting Goods Inc.(a)	23,396	257,590
EZCORP Inc.(a)	10,343	140,355
Hibbett Sports Inc.(a)	7,768	105,722
MSC Industrial Direct Co. Inc. Class A	12,015	411,634
99 Cents Only Stores(a)	14,803	124,049
P.F. Chang’s China Bistro Inc.(a)(b)	6,125	108,596
Panera Bread Co. Class A(a)	8,016	376,592
Texas Roadhouse Inc. Class A(a)(b)	14,248	108,712
Tractor Supply Co.(a)	8,597	289,805
Ulta Salon Cosmetics & Fragrance Inc.(a)	7,644	44,565
Under Armour Inc. Class A(a)(b)	9,089	168,147

		3,192,916
SAVINGS & LOANS—1.07%
Beneficial Mutual Bancorp Inc.(a)	9,987	95,675

Investors Bancorp Inc.(a)	12,337	131,759
NewAlliance Bancshares Inc.	27,345	300,522
Oritani Financial Corp.(a)	3,123	46,564

		574,520
SEMICONDUCTORS—5.37%
Cabot Microelectronics Corp.(a)	6,454	146,893
Cavium Networks Inc.(a)	9,989	90,900
Cree Inc.(a)(b)	22,038	439,217
FormFactor Inc.(a)	13,343	207,617
Hittite Microwave Corp.(a)	4,518	115,751
IPG Photonics Corp.(a)	6,077	58,400
Microsemi Corp.(a)	21,543	180,961
MKS Instruments Inc.(a)	11,980	168,319
Monolithic Power Systems Inc.(a)	8,300	100,845
NetLogic Microsystems Inc.(a)	5,110	108,383
PMC-Sierra Inc.(a)	59,456	289,551
Power Integrations Inc.	8,059	156,909
Silicon Laboratories Inc.(a)	12,673	291,859
Tessera Technologies Inc.(a)	13,317	156,608
Varian Semiconductor Equipment Associates Inc.(a)	19,897	378,839

		2,891,052
SOFTWARE—7.38%
ACI Worldwide Inc.(a)	9,454	160,623
Advent Software Inc.(a)	4,993	108,997
Allscripts-Misys Healthcare Solutions Inc.	16,306	137,297
Blackbaud Inc.	11,980	133,337
Blackboard Inc.(a)	7,815	198,579
Concur Technologies Inc.(a)	13,529	334,031
Eclipsys Corp.(a)	14,909	130,603
Informatica Corp.(a)	24,281	309,826
ManTech International Corp. Class A(a)	5,808	311,483
MedAssets Inc.(a)	8,078	117,616
MSCI Inc. Class A(a)	19,820	344,075
NetSuite Inc.(a)(b)	5,084	35,588
Novell Inc.(a)	94,588	349,976
Omniture Inc.(a)(b)	19,704	179,109
Phase Forward Inc.(a)	11,754	158,679
Progress Software Corp.(a)	10,924	186,363
Quality Systems Inc.(b)	4,935	183,977
Quest Software Inc.(a)	16,583	206,790
SPSS Inc.(a)	4,962	127,424
VeriFone Holdings Inc.(a)	20,592	95,341
Wind River Systems Inc.(a)	20,267	161,528

		3,971,242
STORAGE & WAREHOUSING—0.23%
Mobile Mini Inc.(a)	9,605	121,407

		121,407
TELECOMMUNICATIONS—4.68%
Atheros Communications Inc.(a)	16,547	198,729
Clearwire Corp. Class A(a)(b)	16,644	66,576
Comtech Telecommunications Corp.(a)	6,715	260,542
Infinera Corp.(a)	25,730	176,508
InterDigital Inc.(a)	11,840	382,787
NeuStar Inc. Class A(a)	21,603	294,233
Neutral Tandem Inc.(a)	5,567	88,181
NTELOS Holdings Corp.	7,910	171,172
Shenandoah Telecommunications Co.	6,465	157,617
Sonus Networks Inc.(a)	74,260	98,023

Starent Networks Corp.(a)	8,833	129,845
tw telecom inc.(a)	40,390	308,984
Viasat Inc.(a)	8,430	186,809

		2,520,006
TRANSPORTATION—1.21%
Genesee & Wyoming Inc. Class A(a)	8,673	235,645
Knight Transportation Inc.	15,371	205,049
Old Dominion Freight Line Inc.(a)	8,316	208,565

		649,259

TOTAL COMMON STOCKS
(Cost: $78,283,934)		53,776,990

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.25%

MONEY MARKET FUNDS—8.25%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	3,808,468	3,808,468
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	615,662	615,662
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	15,070	15,070

		4,439,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,439,200)		4,439,200

TOTAL INVESTMENTS IN SECURITIES—108.22%
(Cost: $82,723,134)		58,216,190
Other Assets, Less Liabilities—(8.22)%		(4,420,751)

NET ASSETS—100.00%		$53,795,439

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.14%
Harte-Hanks Inc.	14,355	$90,436

		90,436
AGRICULTURE—0.60%
Andersons Inc. (The)	6,663	109,207
Universal Corp.	9,358	286,168

		395,375
AIRLINES—1.53%
Alaska Air Group Inc.(a)	13,327	351,300
Republic Airways Holdings Inc.(a)	12,588	103,096
SkyWest Inc.	21,102	330,246
US Airways Group Inc.(a)	38,508	218,340

		1,002,982
APPAREL—1.06%
Columbia Sportswear Co.(b)	5,429	155,921
Jones Apparel Group Inc.	30,733	106,336
Liz Claiborne Inc.	34,922	76,828
Phillips-Van Heusen Corp.	18,919	359,839

		698,924
AUTO MANUFACTURERS—0.30%
Oshkosh Corp.	27,334	197,351

		197,351
AUTO PARTS & EQUIPMENT—0.40%
ArvinMeritor Inc.	27,039	47,318
Cooper Tire & Rubber Co.	21,700	101,339
Federal Mogul Corp. Class A(a)	9,277	53,436
TRW Automotive Holdings Corp.(a)	20,254	62,585

		264,678
BANKS—10.62%
Cathay General Bancorp(b)	18,184	230,937
Chemical Financial Corp.	8,123	185,204
City Holding Co.	5,974	153,592
Colonial BancGroup Inc. (The)	74,345	58,733
Community Bank System Inc.	12,018	215,723
Community Trust Bancorp Inc.	4,968	138,955
CVB Financial Corp.	24,620	221,334
East West Bancorp Inc.	23,213	220,291
F.N.B. Corp. (Pennsylvania)	33,007	261,085
First Commonwealth Financial Corp.	28,382	272,183
First Financial Bancorp	13,766	111,780
First Midwest Bancorp Inc.	17,894	178,940
1st Source Corp.	5,072	90,282
MB Financial Inc.	12,793	209,038
National Penn Bancshares Inc.	29,279	283,421
NBT Bancorp Inc.	11,872	271,156
Old National Bancorp	24,589	313,018
Pacific Capital Bancorp(b)	17,173	182,206
PacWest Bancorp	9,405	159,039

Park National Corp.(b)	4,166	226,005
S&T Bancorp Inc.	10,096	256,741
Sterling Bancshares Inc.	27,038	150,331
Susquehanna Bancshares Inc.	31,786	349,646
TrustCo Bank Corp. NY	27,871	186,736
Trustmark Corp.	18,590	377,377
Umpqua Holdings Corp.	22,076	216,345
United Bancshares Inc.	15,949	334,770
United Community Banks Inc.(b)	17,781	91,572
Webster Financial Corp.	19,327	80,787
WesBanco Inc.	9,166	189,370
Westamerica Bancorporation	10,704	457,382
Whitney Holding Corp.	23,561	306,057

		6,980,036
BUILDING MATERIALS—0.41%
Armstrong World Industries Inc.	6,653	110,307
USG Corp.(a)	24,523	159,645

		269,952
CHEMICALS—2.38%
Ashland Inc.	24,534	196,763
Cabot Corp.	18,265	244,020
Cytec Industries Inc.	17,589	359,519
Innophos Holdings Inc.	3,898	58,977
Olin Corp.	25,495	358,205
Rockwood Holdings Inc.(a)	16,744	125,747
W.R. Grace & Co.(a)	22,204	128,117
Westlake Chemical Corp.	7,032	96,127

		1,567,475
COAL—0.21%
James River Coal Co.(a)	10,095	136,888

		136,888
COMMERCIAL SERVICES—3.63%
Convergys Corp.(a)	42,259	318,210
Deluxe Corp.	18,895	217,859
HealthSpring Inc.(a)	19,465	339,080
Hillenbrand Inc.	22,887	423,181
Kelly Services Inc. Class A	9,994	90,546
PHH Corp.(a)(b)	19,919	220,105
Rent-A-Center Inc.(a)	24,739	367,374
Sotheby’s Holdings Inc. Class A	24,805	215,555
Ticketmaster Entertainment Inc.(a)	14,776	87,917
United Rentals Inc.(a)	18,965	105,825

		2,385,652
COMPUTERS—0.31%
Imation Corp.	11,569	112,682
Unisys Corp.(a)	120,975	90,731

		203,413
COSMETICS & PERSONAL CARE—0.16%
Elizabeth Arden Inc.(a)	9,896	57,694
Revlon Inc. Class A(a)	7,762	45,873

		103,567
DISTRIBUTION & WHOLESALE—0.95%
Tech Data Corp.(a)	18,596	336,774
WESCO International Inc.(a)	15,515	285,786

		622,560
DIVERSIFIED FINANCIAL SERVICES—1.29%
CIT Group Inc.	132,916	370,836
Financial Federal Corp.	9,397	204,103
Piper Jaffray Companies(a)	7,061	202,721

Student Loan Corp. (The)	1,482	69,565

		847,225
ELECTRIC—7.59%
ALLETE Inc.	9,707	301,888
Avista Corp.	20,133	383,332
Black Hills Corp.	14,209	376,538
CH Energy Group Inc.	5,806	293,667
Cleco Corp.	22,059	504,048
El Paso Electric Co.(a)	16,634	275,126
Empire District Electric Co. (The)	12,358	219,478
IDACORP Inc.	16,630	484,099
MGE Energy Inc.	8,181	262,201
NorthWestern Corp.	13,225	320,177
Otter Tail Corp.	11,752	238,213
PNM Resources Inc.	28,903	290,186
Portland General Electric Co.	23,108	449,451
UIL Holdings Corp.	8,427	222,726
UniSource Energy Corp.	13,133	370,876

		4,992,006
ELECTRONICS—0.91%
AVX Corp.	18,921	172,560
Vishay Intertechnology Inc.(a)	63,345	187,501
Watts Water Technologies Inc. Class A	10,781	240,201

		600,262
ENTERTAINMENT—0.18%
Speedway Motorsports Inc.	5,165	74,583
Warner Music Group Corp.	22,719	46,574

		121,157
FOOD—3.24%
Chiquita Brands International Inc.(a)	16,316	228,098
Del Monte Foods Co.	73,640	490,442
Fresh Del Monte Produce Inc.(a)	16,956	408,640
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	13,121	93,422
Nash Finch Co.	4,717	202,973
Smithfield Foods Inc.(a)	48,867	580,051
Weis Markets Inc.	4,145	128,951

		2,132,577
FOREST PRODUCTS & PAPER—1.19%
Louisiana-Pacific Corp.	38,840	80,787
P.H. Glatfelter Co.	16,497	143,689
Potlatch Corp.	14,618	368,227
Temple-Inland Inc.	33,265	188,613

		781,316
GAS—4.24%
Laclede Group Inc. (The)	7,601	345,009
New Jersey Resources Corp.	15,307	613,658
Northwest Natural Gas Co.	9,807	421,113
South Jersey Industries Inc.	10,852	404,780
Southwest Gas Corp.	16,241	418,368
WGL Holdings Inc.	18,153	582,711

		2,785,639
HAND & MACHINE TOOLS—1.27%
Kennametal Inc.	27,151	435,502
Regal Beloit Corp.	11,819	401,373

		836,875
HEALTH CARE - PRODUCTS—0.49%
Hill-Rom Holdings Inc.	22,835	321,517

		321,517

HEALTH CARE - SERVICES—2.14%
Brookdale Senior Living Inc.(b)	14,877	101,164
Health Management Associates Inc. Class A(a)	90,009	143,114
Health Net Inc.(a)	38,307	560,431
Kindred Healthcare Inc.(a)	11,839	160,655
LifePoint Hospitals Inc.(a)	19,679	443,565

		1,408,929
HOME BUILDERS—2.64%
Centex Corp.	45,561	387,724
KB Home	28,655	305,749
Lennar Corp. Class A	47,509	365,344
Lennar Corp. Class B	4,007	23,241
M.D.C. Holdings Inc.	13,328	408,370
Ryland Group Inc.	15,690	244,764

		1,735,192
HOME FURNISHINGS—0.98%
Ethan Allen Interiors Inc.	9,988	113,763
Harman International Industries Inc.	21,518	346,225
Tempur-Pedic International Inc.	26,035	182,245

		642,233
HOUSEHOLD PRODUCTS & WARES—0.68%
American Greetings Corp. Class A	15,440	67,010
Helen of Troy Ltd.(a)	10,458	109,495
Jarden Corp.(a)(b)	25,651	267,540

		444,045
HOUSEWARES—0.59%
Toro Co. (The)	13,132	388,839

		388,839
INSURANCE—8.84%
Allied World Assurance Holdings Ltd.	13,084	493,267
Ambac Financial Group Inc.	105,722	120,523
Argo Group International Holdings Ltd.(a)	11,341	352,819
Assured Guaranty Ltd.	21,938	167,387
CNA Surety Corp.(a)	5,857	96,933
Delphi Financial Group Inc. Class A	15,166	230,068
Employers Holdings Inc.	18,273	247,416
FBL Financial Group Inc. Class A	4,826	49,756
Harleysville Group Inc.	4,747	135,005
Infinity Property and Casualty Corp.	5,274	202,522
IPC Holdings Ltd.	17,267	443,071
Max Capital Group Ltd.	17,366	295,396
MGIC Investment Corp.	46,032	127,048
Phoenix Companies Inc. (The)	40,144	70,252
Platinum Underwriters Holdings Ltd.	17,619	489,984
Protective Life Corp.	25,636	212,266
RLI Corp.	7,091	400,571
Safety Insurance Group Inc.	5,975	209,244
Selective Insurance Group Inc.	19,515	299,555
United Fire & Casualty Co.	7,769	155,768
Unitrin Inc.	16,816	214,572
Universal American Corp.(a)	14,746	145,543
Validus Holdings Ltd.	11,841	270,212
Zenith National Insurance Corp.	13,748	385,494

		5,814,672
INTERNET—0.74%
EarthLink Inc.(a)	39,910	300,522
United Online Inc.	29,922	183,123

		483,645

IRON & STEEL—1.40%
AK Steel Holding Corp.	41,248	332,871
Carpenter Technology Corp.	16,412	270,798
Schnitzer Steel Industries Inc. Class A	7,974	313,139

		916,808
LEISURE TIME—0.39%
Polaris Industries Inc.	11,959	254,368

		254,368
LODGING—0.89%
Ameristar Casinos Inc.	8,845	79,340
Boyd Gaming Corp.	21,164	101,799
Wyndham Worldwide Corp.	65,998	404,568

		585,707
MACHINERY—0.80%
Applied Industrial Technologies Inc.	14,280	225,481
Briggs & Stratton Corp.	18,187	268,986
Sauer-Danfoss Inc.	4,095	30,876

		525,343
MANUFACTURING—3.34%
A.O. Smith Corp.	7,428	204,121
Carlisle Companies Inc.	22,559	421,177
Ceradyne Inc.(a)	9,700	221,354
Crane Co.	19,230	334,987
EnPro Industries Inc.(a)	7,443	136,207
Koppers Holdings Inc.	7,505	121,581
Lancaster Colony Corp.	7,504	273,221
Tredegar Corp.	8,943	147,560
Trinity Industries Inc.	29,395	338,336

		2,198,544
MEDIA—0.89%
Hearst-Argyle Television Inc.	8,493	33,462
Meredith Corp.	13,270	211,922
New York Times Co. (The) Class A(b)	42,626	211,851
Scholastic Corp.	11,982	130,604

		587,839
METAL FABRICATE & HARDWARE—2.16%
Commercial Metals Co.	42,160	484,840
Mueller Industries Inc.	13,639	274,417
Timken Co. (The)	28,525	424,737
Worthington Industries Inc.	23,688	238,301

		1,422,295
MINING—0.29%
Century Aluminum Co.(a)	13,333	47,332
Kaiser Aluminum Corp.	5,785	143,699

		191,031
OFFICE FURNISHINGS—0.92%
Herman Miller Inc.	19,754	217,096
HNI Corp.(b)	12,414	163,989
Knoll Inc.	17,495	119,316
Steelcase Inc. Class A	23,512	101,572

		601,973
OIL & GAS—2.74%
ATP Oil & Gas Corp.(a)	10,596	47,364
Frontier Oil Corp.	38,248	546,181
Holly Corp.	15,420	360,365
St. Mary Land & Exploration Co.	23,000	445,050

Stone Energy Corp.(a)	12,573	107,876
Swift Energy Co.(a)	11,365	174,112
Western Refining Inc.	10,552	123,036

		1,803,984
OIL & GAS SERVICES—1.24%
Basic Energy Services Inc.(a)	8,838	84,845
Complete Production Services Inc.(a)	18,472	118,406
Helix Energy Solutions Group Inc.(a)	30,731	158,265
Hercules Offshore Inc.(a)	32,398	120,521
Oil States International Inc.(a)	18,193	333,114

		815,151
PACKAGING & CONTAINERS—0.04%
Graphic Packaging Holding Co.(a)	29,804	25,929

		25,929
REAL ESTATE—1.18%
CB Richard Ellis Group Inc. Class A(a)	85,577	308,077
Forest City Enterprises Inc. Class A	24,565	166,059
Jones Lang LaSalle Inc.	12,702	299,894

		774,030
REAL ESTATE INVESTMENT TRUSTS—9.52%
American Campus Communities Inc.	15,580	332,945
Apartment Investment and Management Co. Class A	42,881	381,212
Brandywine Realty Trust	32,637	194,843
Capstead Mortgage Corp.	21,650	231,006
CBL & Associates Properties Inc.(b)	24,420	99,389
Colonial Properties Trust	15,509	113,991
DiamondRock Hospitality Co.	33,171	136,001
Equity One Inc.(b)	12,502	178,154
First Industrial Realty Trust Inc.(b)	16,321	88,786
Franklin Street Properties Corp.	23,555	268,998
General Growth Properties Inc.(b)	92,642	60,217
Hatteras Financial Corp.	12,875	318,270
Healthcare Realty Trust Inc.	21,701	358,284
Hospitality Properties Trust	34,671	465,285
HRPT Properties Trust	83,029	264,032
Inland Real Estate Corp.	21,949	216,637
Investors Real Estate Trust	21,459	213,517
Lexington Realty Trust	28,651	126,924
Mack-Cali Realty Corp.	24,258	492,923
Medical Properties Trust Inc.	27,921	127,041
MFA Mortgage Investments Inc.	76,410	437,829
National Health Investors Inc.	9,234	240,546
National Retail Properties Inc.	28,974	418,095
Pennsylvania Real Estate Investment Trust	14,714	65,183
Redwood Trust Inc.	17,290	219,410
Sovran Self Storage Inc.	8,048	209,248

		6,258,766
RETAIL—5.75%
AnnTaylor Stores Corp.(a)	21,019	103,413
AutoNation Inc.(a)	40,890	379,459
Barnes & Noble Inc.	13,878	227,877
Bob Evans Farms Inc.	11,416	200,465
Brinker International Inc.	37,449	410,816
Brown Shoe Co. Inc.	15,590	73,117
Cabela’s Inc. Class A(a)(b)	15,079	84,593
Collective Brands Inc.(a)	23,544	251,214
Cracker Barrel Old Country Store Inc.	8,241	144,794
Finish Line Inc. (The) Class A	16,181	76,860
Insight Enterprises Inc.(a)	16,846	87,262
J. Crew Group Inc.(a)	19,002	190,020
Office Depot Inc.(a)	100,460	216,994

OfficeMax Inc.	27,958	154,049
Penske Automotive Group Inc.	14,696	109,044
RadioShack Corp.	46,132	528,673
Regis Corp.	15,796	177,705
Rush Enterprises Inc. Class A(a)	9,629	87,624
Williams-Sonoma Inc.	35,056	277,644

		3,781,623
SAVINGS & LOANS—1.11%
Dime Community Bancshares Inc.	11,324	113,806
Provident Financial Services Inc.	20,636	225,551
Washington Federal Inc.	32,024	393,255

		732,612
SEMICONDUCTORS—1.37%
Amkor Technology Inc.(a)	39,162	90,856
Cypress Semiconductor Corp.(a)	53,339	240,559
Fairchild Semiconductor International Inc. Class A(a)	45,690	207,890
International Rectifier Corp.(a)	26,474	360,576

		899,881
SOFTWARE—1.16%
Acxiom Corp.	24,439	232,415
Avid Technology Inc.(a)	11,107	111,181
Fair Isaac Corp.	17,847	226,657
SYNNEX Corp.(a)	6,328	97,135
THQ Inc.(a)	24,660	97,407

		764,795
TELECOMMUNICATIONS—2.36%
ADC Telecommunications Inc.(a)	43,191	218,978
Anixter International Inc.(a)	11,281	304,361
Cincinnati Bell Inc.(a)	84,872	117,972
JDS Uniphase Corp.(a)	78,951	286,592
MasTec Inc.(a)	17,698	188,130
SAVVIS Inc.(a)	14,367	91,661
3Com Corp.(a)	148,192	345,287

		1,552,981
TEXTILES—0.20%
G&K Services Inc. Class A	6,987	128,910

		128,910
TOYS, GAMES & HOBBIES—0.28%
JAKKS Pacific Inc.(a)	10,103	185,289

		185,289
TRANSPORTATION—1.49%
Alexander & Baldwin Inc.	15,287	336,925
Arkansas Best Corp.(b)	8,390	196,242
Eagle Bulk Shipping Inc.(b)	17,215	91,928
General Maritime Corp.	17,605	186,965
Ship Finance International Ltd.	14,633	166,231

		978,291
TRUCKING & LEASING—0.27%
AMERCO(a)	2,215	68,111
TAL International Group Inc.	4,889	51,237
Textainer Group Holdings Ltd.	6,542	56,850

		176,198
WATER—0.33%
American States Water Co.	6,351	219,554

		219,554

TOTAL COMMON STOCKS
(Cost: $101,637,424)		65,637,320

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.08%

MONEY MARKET FUNDS—3.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
0.93%(c)(d)(e)	1,662,212	1,662,212
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
0.56%(c)(d)(e)	268,707	268,707
Barclays Global Investors Funds Treasury Money Market Fund, Institutional Shares
0.09%(c)(d)	96,193	96,193

		2,027,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,027,112)		2,027,112

TOTAL INVESTMENTS IN SECURITIES—102.91%
(Cost: $103,664,536)		67,664,432
Other Assets, Less Liabilities—(2.91)%		(1,913,141)

NET ASSETS—100.00%		$65,751,291

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S., iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Developed Asia (formerly iShares FTSE EPRA/NAREIT Asia), iShares FTSE EPRA/NAREIT Developed Europe (formerly iShares FTSE EPRA/NAREIT Europe), iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. (formerly iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S.), iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office Capped (formerly iShares FTSE NAREIT Industrial/Office), iShares FTSE NAREIT Mortgage Plus Capped (formerly iShares FTSE NAREIT Mortgage REITs), iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped (formerly iShares FTSE NAREIT Residential), iShares FTSE NAREIT Retail Capped (formerly iShares FTSE NAREIT Retail), iShares KLD 400 Social, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. Effective May 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the inputs used in valuing the Funds’ investments as of January 31, 2009:

Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors	$1,454,248,035	$—	$—	$1,454,248,035
Dow Jones EPAC Select Dividend	45,395,989	—	425,648	45,821,637
Dow Jones Select Dividend	3,253,424,976	—	—	3,253,424,976
Dow Jones Transportation Average	323,642,531	—	—	323,642,531
Dow Jones U.S. Aerospace & Defense	167,249,912	—	—	167,249,912
Dow Jones U.S. Basic Materials Sector	270,989,706	—	—	270,989,706
Dow Jones U.S. Broker-Dealers	93,268,073	—	—	93,268,073
Dow Jones U.S. Consumer Goods Sector	348,056,061	—	—	348,056,061

Dow Jones U.S. Consumer Services Sector	138,990,953	—	—	138,990,953
Dow Jones U.S. Energy Sector	623,140,317	—	—	623,140,317
Dow Jones U.S. Financial Sector	526,235,516	—	—	526,235,516
Dow Jones U.S. Financial Services	171,862,402	—	—	171,862,402
Dow Jones U.S. Healthcare Providers	89,410,026	—	—	89,410,026
Dow Jones U.S. Healthcare Sector	872,760,181	—	—	872,760,181
Dow Jones U.S. Home Construction	177,843,973	—	—	177,843,973
Dow Jones U.S. Industrial Sector	227,765,126	—	—	227,765,126
Dow Jones U.S. Insurance	29,207,892	—	—	29,207,892
Dow Jones U.S. Medical Devices	267,233,109	—	—	267,233,109
Dow Jones U.S. Oil Equipment & Services	151,704,498	—	—	151,704,498
Dow Jones U.S. Oil & Gas Exploration & Production	160,711,615	—	—	160,711,615
Dow Jones U.S. Pharmaceuticals	126,913,437	—	—	126,913,437
Dow Jones U.S. Real Estate	1,765,039,244	—	—	1,765,039,244
Dow Jones U.S. Regional Banks	101,078,189	—	—	101,078,189
Dow Jones U.S. Technology Sector	617,589,062	—	—	617,589,062
Dow Jones U.S. Telecommunications Sector	442,365,016	—	2	442,365,018
Dow Jones U.S.	466,303,418	—	—	466,303,418
Dow Jones U.S. Utilities Sector	556,154,765	—	—	556,154,765
FTSE EPRA/NAREIT Developed Asia	12,038,099	—	1,430	12,039,529
FTSE EPRA/NAREIT Developed Europe	1,985,215	—	—	1,985,215
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	141,045,376	—	10,802	141,056,178
FTSE EPRA/NAREIT North America	2,240,151	—	—	2,240,151
FTSE NAREIT Industrial/Office Capped	3,203,929	—	—	3,203,929
FTSE NAREIT Mortgage Plus Capped	39,867,180	—	—	39,867,180
FTSE NAREIT Real Estate 50	10,550,142	—	—	10,550,142
FTSE NAREIT Residential Plus Capped	11,095,129	—	—	11,095,129
FTSE NAREIT Retail Capped	1,478,049	—	—	1,478,049
KLD 400 Social	59,159,177	—	—	59,159,177
KLD Select SocialSM	90,710,724	—	—	90,710,724
Morningstar Large Core	189,970,405	—	—	189,970,405
Morningstar Large Growth	314,061,240	—	—	314,061,240
Morningstar Large Value	176,707,466	—	—	176,707,466
Morningstar Mid Core	73,442,979	—	—	73,442,979
Morningstar Mid Growth	202,695,343	—	—	202,695,343
Morningstar Mid Value	65,653,441	—	—	65,653,441
Morningstar Small Core	75,759,849	—	—	75,759,849
Morningstar Small Growth	58,216,190	—	—	58,216,190
Morningstar Small Value	67,664,432	—	—	67,664,432

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three quarters ended January 31, 2009:

iShares Index Fund	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Dow Jones EPAC Select Dividend	$209,653	$—	$28,797	$396,851	$(209,653)	$425,648	$28,797
Dow Jones U.S. Telecommunications Sector	2	—	—	—	—	2	—
FTSE EPRA/NAREIT Developed Asia	—	—	—	—	1,430	1,430	1,430
FTSE EPRA/NAREIT Developed Europe	975	—	—	—	(975)	—	—
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	473	—			10,329	10,802	10,802
FTSE EPRA/NAREIT North America	3	—	—	—	(3)	—	—

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Cohen & Steers Realty Majors	$2,895,150,932	$134,592,527	$(1,575,495,424)	$(1,440,902,897)
Dow Jones EPAC Select Dividend	75,633,197	—	(29,811,560)	(29,811,560)
Dow Jones Select Dividend	4,559,140,878	80,022,638	(1,385,738,540)	(1,305,715,902)
Dow Jones Transportation Average	544,746,861	13,125,384	(234,229,714)	(221,104,330)
Dow Jones U.S. Aerospace & Defense	279,327,036	4,925,963	(117,003,087)	(112,077,124)
Dow Jones U.S. Basic Materials Sector	623,038,586	—	(352,048,880)	(352,048,880)
Dow Jones U.S. Broker-Dealers	165,140,924	8,873,773	(80,746,624)	(71,872,851)
Dow Jones U.S. Consumer Goods Sector	488,969,843	—	(140,913,782)	(140,913,782)
Dow Jones U.S. Consumer Services Sector	253,512,273	—	(114,521,320)	(114,521,320)
Dow Jones U.S. Energy Sector	906,001,401	—	(282,861,084)	(282,861,084)
Dow Jones U.S. Financial Sector	1,119,085,631	—	(592,850,115)	(592,850,115)
Dow Jones U.S. Financial Services	434,646,304	—	(262,783,902)	(262,783,902)
Dow Jones U.S. Healthcare Providers	150,098,303	—	(60,688,277)	(60,688,277)
Dow Jones U.S. Healthcare Sector	1,202,269,473	—	(329,509,292)	(329,509,292)
Dow Jones U.S. Home Construction	300,602,745	15,952,824	(138,711,596)	(122,758,772)
Dow Jones U.S. Industrial Sector	417,058,911	—	(189,293,785)	(189,293,785)
Dow Jones U.S. Insurance	51,125,953	1,973,812	(23,891,873)	(21,918,061)
Dow Jones U.S. Medical Devices	417,876,118	—	(150,643,009)	(150,643,009)

Dow Jones U.S. Oil Equipment & Services	319,649,505	—	(167,945,007)	(167,945,007)
Dow Jones U.S. Oil & Gas Exploration & Production	312,276,748	—	(151,565,133)	(151,565,133)
Dow Jones U.S. Pharmaceuticals	150,455,532	—	(23,542,095)	(23,542,095)
Dow Jones U.S. Real Estate	2,926,326,618	—	(1,161,287,374)	(1,161,287,374)
Dow Jones U.S. Regional Banks	213,306,899	2,083,263	(114,311,973)	(112,228,710)
Dow Jones U.S. Technology Sector	1,075,340,775	17,575,890	(475,327,603)	(457,751,713)
Dow Jones U.S. Telecommunications Sector	732,824,350	31,106,360	(321,565,692)	(290,459,332)
Dow Jones U.S.	636,694,067	30,767,088	(201,157,737)	(170,390,649)
Dow Jones U.S. Utilities Sector	701,180,818	9,945,142	(154,971,195)	(145,026,053)
FTSE EPRA/NAREIT Developed Asia	21,867,525	—	(9,827,996)	(9,827,996)
FTSE EPRA/NAREIT Developed Europe	4,680,401	—	(2,695,186)	(2,695,186)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	233,821,342	—	(92,765,164)	(92,765,164)
FTSE EPRA/NAREIT North America	4,695,622	—	(2,455,471)	(2,455,471)
FTSE NAREIT Industrial/Office Capped	6,806,383	—	(3,602,454)	(3,602,454)
FTSE NAREIT Mortgage Plus Capped	56,088,388	—	(16,221,208)	(16,221,208)
FTSE NAREIT Real Estate 50	20,911,820	—	(10,361,678)	(10,361,678)
FTSE NAREIT Residential Plus Capped	17,349,940	—	(6,254,811)	(6,254,811)
FTSE NAREIT Retail Capped	3,616,357	—	(2,138,308)	(2,138,308)
KLD 400 Social	84,927,067	405,292	(26,173,182)	(25,767,890)
KLD Select SocialSM	132,808,090	—	(42,097,366)	(42,097,366)
Morningstar Large Core	249,079,699	—	(59,109,294)	(59,109,294)
Morningstar Large Growth	444,360,021	1,665,492	(131,964,273)	(130,298,781)
Morningstar Large Value	264,934,605	—	(88,227,139)	(88,227,139)
Morningstar Mid Core	111,106,360	—	(37,663,381)	(37,663,381)
Morningstar Mid Growth	310,996,659	—	(108,301,316)	(108,301,316)
Morningstar Mid Value	111,767,925	—	(46,114,484)	(46,114,484)
Morningstar Small Core	115,004,661	492,113	(39,736,925)	(39,244,812)
Morningstar Small Growth	84,043,731	159,976	(25,987,517)	(25,827,541)
Morningstar Small Value	105,422,428	—	(37,757,996)	(37,757,996)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

For the nine months ended January 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones EPAC Select Dividend
Barclays PLC	102	30	132	—	$—	$22,879	$(739,225)
Barclays PLC Rights	—	22	22	—	—	—	—

					$—	$22,879	$(739,225)

Dow Jones Select Dividend
FirstMerit Corp.	4,338	422	2,962	1,798	$29,080,177	$3,452,607	$(35,158,230)
Nicor Inc.	2,965	292	1,609	1,648	56,363,746	3,392,317	(6,174,677)
PacWest Bancorp	—	2,055	482	1,573	26,599,176	1,361,785	(344,157)
Provident Bankshares Corp.	2,561	397	2,958	—	—	538,295	(50,192,233)
Superior Industries International Inc.	1,566	154	1,720	—	—	478,183	(14,532,985)
Universal Corp.	1,688	184	284	1,588	48,553,701	2,171,250	713,079
Watsco Inc.	1,334	566	401	1,499	49,558,310	2,035,461	(307,742)

					$210,155,110	$13,429,898	$(105,996,945)

Dow Jones U.S. Home Construction
Beazer Homes USA Inc.	2,103	1,485	1,769	1,819	$1,873,273	—	$(3,798,298)
Cavco Industries Inc.	479	225	396	308	7,548,579	—	(1,369,083)
M/I Homes Inc.	912	410	780	542	4,788,805	21,246	(359,875)
Palm Harbor Homes Inc.	1,439	798	1,713	524	1,856,691	—	(6,488,167)
Skyline Corp.	505	261	431	335	6,726,539	254,453	(2,200,574)
Standard-Pacific Corp.	4,339	5,446	6,330	3,455	4,872,061	—	(1,963,707)
WCI Communities Inc.	3,374	—	3,374	—	—	—	(14,136,560)
Woodbridge Holdings Corp. Class A(a)	7,036	5,125	12,161	—	—	—	(19,070,661)

					$27,665,948	$275,699	$(49,386,925)

(a)	Prior to a name change on May 27, 2008, this security was known as the Levitt Corp. Class A.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of January 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: March 20, 2009